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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file

number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas  77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    11 Greenway Plaza,  Suite 1000  Houston, Texas  77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31
Date of reporting period:	06/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. American Franchise Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc. VK-VIAMFR-SAR-1 NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.46%
Series II Shares	2.33
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 1000 Growth Index▼ (Style-Specific Index)	3.96
Lipper VUF Large-Cap Growth Funds Index■ (Peer Group Index)	5.19
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns As of 6/30/15

Series I Shares
Inception (7/3/95)	9.13%
10 Years	8.19
5 Years	15.74
1 Year	6.40

Series II Shares
Inception (9/18/00)	0.22%
10 Years	7.92
5 Years	15.44
1 Year	6.13

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco V.I. American Franchise Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.95% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.27%
Aerospace & Defense–2.20%
Honeywell International Inc.	99,857	$10,182,418
Raytheon Co.	54,091	5,175,427
		15,357,845

Airlines–0.81%
Southwest Airlines Co.	171,543	5,676,358

Apparel, Accessories & Luxury Goods–0.28%
Michael Kors Holdings Ltd.(b)	46,592	1,961,057

Application Software–2.73%
Autodesk, Inc.(b)	71,958	3,603,297
salesforce.com, inc.(b)	222,370	15,483,623
		19,086,920

Asset Management & Custody Banks–0.41%
Ameriprise Financial, Inc.	22,706	2,836,661

Biotechnology–12.97%
Alexion Pharmaceuticals, Inc.(b)	23,081	4,172,352
Alkermes PLC(b)	262,370	16,880,886
Amgen Inc.	36,174	5,553,432
Biogen Inc.(b)	38,036	15,364,262
Celgene Corp.(b)	210,574	24,370,782
Gilead Sciences, Inc.	158,784	18,590,431
Vertex Pharmaceuticals Inc.(b)	45,659	5,637,973
		90,570,118

Cable & Satellite–4.25%
Comcast Corp.–Class A	90,135	5,420,719
DISH Network Corp.–Class A(b)	287,578	19,471,906
Time Warner Cable Inc.	27,026	4,815,223
		29,707,848

Communications Equipment–1.38%
Cisco Systems, Inc.	216,499	5,945,063
Palo Alto Networks, Inc.(b)	21,049	3,677,260
		9,622,323

Consumer Electronics–3.08%
Harman International Industries, Inc.	101,140	12,029,592
Sony Corp. (Japan)	334,900	9,502,388
		21,531,980

Consumer Finance–1.00%
American Express Co.	53,194	4,134,237
Capital One Financial Corp.	32,308	2,842,135
		6,976,372

Data Processing & Outsourced Services–4.93%
MasterCard, Inc.–Class A	305,384	28,547,296
Visa Inc.–Class A	87,478	5,874,148
		34,421,444

Distillers & Vintners–0.99%
Constellation Brands, Inc.–Class A	59,347	6,885,439

	Shares	Value
Diversified Chemicals–1.29%
Dow Chemical Co. (The)	176,281	$9,020,299

Drug Retail–1.47%
CVS Health Corp.	97,668	10,243,420

Environmental & Facilities Services–0.89%
Republic Services, Inc.	159,570	6,250,357

Fertilizers & Agricultural Chemicals–1.32%
Monsanto Co.	86,431	9,212,680

General Merchandise Stores–0.53%
Dollar General Corp.	48,028	3,733,697

Health Care Equipment–0.73%
Medtronic PLC	68,752	5,094,523

Health Care Facilities–1.57%
HCA Holdings, Inc.(b)	120,579	10,938,927

Home Improvement Retail–3.10%
Lowe’s Cos., Inc.	323,836	21,687,297

Hotels, Resorts & Cruise Lines–3.01%
Carnival Corp.	425,348	21,007,938

Household Appliances–1.32%
Whirlpool Corp.	53,411	9,242,774

Industrial Conglomerates–1.61%
Danaher Corp.	84,394	7,223,283
Roper Technologies, Inc.	23,487	4,050,568
		11,273,851

Internet Retail–4.47%
Amazon.com, Inc.(b)	39,324	17,070,155
Netflix Inc.(b)	5,695	3,741,273
Priceline Group Inc. (The)(b)	9,015	10,379,601
		31,191,029

Internet Software & Services–10.45%
Alibaba Group Holding Ltd.–ADR (China)(b)	77,364	6,364,736
Facebook Inc.–Class A(b)	369,689	31,706,377
Google Inc.–Class A(b)	44,598	24,084,704
LinkedIn Corp.–Class A(b)	48,647	10,051,930
Twitter, Inc.(b)	20,716	750,333
		72,958,080

Investment Banking & Brokerage–3.41%
Charles Schwab Corp. (The)	435,155	14,207,811
Morgan Stanley	248,616	9,643,814
		23,851,625

Life Sciences Tools & Services–0.51%
Thermo Fisher Scientific, Inc.	27,203	3,529,861

Managed Health Care–0.79%
UnitedHealth Group Inc.	45,044	5,495,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Shares	Value
Movies & Entertainment–1.05%
Twenty-First Century Fox, Inc.–Class A	109,178	$3,553,198
Walt Disney Co. (The)	33,159	3,784,768
		7,337,966

Oil & Gas Exploration & Production–3.04%
Cimarex Energy Co.	20,466	2,257,604
Devon Energy Corp.	69,003	4,104,989
Pioneer Natural Resources Co.	38,297	5,311,411
Whiting Petroleum Corp.(b)	284,600	9,562,560
		21,236,564

Oil & Gas Storage & Transportation–0.33%
Kinder Morgan Inc.	60,395	2,318,564

Pharmaceuticals–5.72%
Allergan PLC(b)	92,425	28,047,291
Bristol-Myers Squibb Co.	106,824	7,108,069
Mylan N.V.(b)	70,968	4,815,888
		39,971,248

Railroads–0.36%
Canadian Pacific Railway Ltd. (Canada)	15,526	2,487,731

Semiconductor Equipment–0.20%
Lam Research Corp.	17,217	1,400,603

Semiconductors–3.45%
Avago Technologies Ltd. (Singapore)	40,836	5,428,330
NXP Semiconductors N.V. (Netherlands)(b)	190,101	18,667,918
		24,096,248

Soft Drinks–1.03%
Monster Beverage Corp.(b)	53,568	7,179,183

	Shares	Value
Specialized Finance–1.74%
CME Group Inc.–Class A	72,148	$6,714,093
McGraw Hill Financial, Inc.	54,031	5,427,414
		12,141,507

Specialized REIT’s–0.66%
American Tower Corp.	49,300	4,599,197

Systems Software–2.11%
Check Point Software Technologies Ltd. (Israel)(b)	75,475	6,004,036
ServiceNow, Inc.(b)	117,426	8,725,926
		14,729,962

Technology Hardware, Storage & Peripherals–5.92%
Apple Inc.	329,503	41,327,914

Tobacco–0.87%
Altria Group, Inc.	124,364	6,082,643

Wireless Telecommunication Services–1.29%
Sprint Corp.(b)	1,973,649	8,999,839
Total Common Stocks & Other Equity Interests (Cost $481,101,266)		693,275,260

Money Market Funds–0.06%
Liquid Assets Portfolio–Institutional Class(c)	200,811	200,811
Premier Portfolio–Institutional Class(c)	200,811	200,811
Total Money Market Funds (Cost $401,622)		401,622
TOTAL INVESTMENTS–99.33% (Cost $481,502,888)		693,676,882
OTHER ASSETS LESS LIABILITIES–0.67%		4,679,286
NET ASSETS–100.00%		$698,356,168

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Information Technology	31.2%
Consumer Discretionary	22.8
Health Care	22.3
Industrials	5.9
Financials	5.5
Consumer Staples	4.3
Energy	3.4
Materials	2.6
Telecommunication Services	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $481,101,266)	$693,275,260
Investments in affiliated money market funds, at value and cost	401,622
Total investments, at value (Cost $481,502,888)	693,676,882
Foreign currencies, at value (Cost $5,966)	6,327
Receivable for:
Investments sold	5,372,033
Fund shares sold	180,677
Dividends	408,460
Investment for trustee deferred compensation and retirement plans	380,611
Other assets	387
Total assets	700,025,377

Liabilities:
Payable for:
Fund shares reacquired	672,486
Accrued fees to affiliates	544,619
Accrued trustees’ and officers’ fees and benefits	6,781
Accrued other operating expenses	28,043
Trustee deferred compensation and retirement plans	417,280
Total liabilities	1,669,209
Net assets applicable to shares outstanding	$698,356,168

Net assets consist of:
Shares of beneficial interest	$443,037,018
Undistributed net investment income (loss)	(1,010,328)
Undistributed net realized gain	44,155,704
Net unrealized appreciation	212,173,774
$698,356,168

Net Assets:
Series I	$513,053,871
Series II	$185,302,297

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	9,124,922
Series II	3,376,749
Series I:
Net asset value per share	$56.23
Series II:
Net asset value per share	$54.88

Investment income:
Dividends (net of foreign withholding taxes of $1,556)	$3,144,950
Dividends from affiliated money market funds (includes securities lending income of $1,578)	3,151
Total investment income	3,148,101

Expenses:
Advisory fees	2,440,610
Administrative services fees	936,053
Custodian fees	18,636
Distribution fees — Series II	243,171
Transfer agent fees	47,534
Trustees’ and officers’ fees and benefits	16,051
Other	34,900
Total expenses	3,736,955
Less: Fees waived	(3,825)
Net expenses	3,733,130
Net investment income (loss)	(585,029)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	43,314,423
Foreign currencies	2,600
43,317,023
Change in net unrealized appreciation (depreciation) of:
Investment securities	(24,542,165)
Foreign currencies	(469)
(24,542,634)
Net realized and unrealized gain	18,774,389
Net increase in net assets resulting from operations	$18,189,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(585,029)	$(1,908,252)
Net realized gain	43,317,023	115,649,421
Change in net unrealized appreciation (depreciation)	(24,542,634)	(54,154,967)
Net increase in net assets resulting from operations	18,189,360	59,586,202

Distributions to shareholders from net investment income:
Series I	—	(227,487)

Share transactions–net:
Series l	(42,343,962)	(82,553,486)
Series ll	(18,559,437)	(74,143,144)
Net increase (decrease) in net assets resulting from share transactions	(60,903,399)	(156,696,630)
Net increase (decrease) in net assets	(42,714,039)	(97,337,915)

Net assets:
Beginning of period	741,070,207	838,408,122
End of period (includes undistributed net investment income (loss) of $(1,010,328) and $(425,299), respectively)	$698,356,168	$741,070,207

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. American Franchise Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. American Franchise Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. American Franchise Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $3,825.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $86,193 for accounting and fund administrative services and reimbursed $849,860 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $5,985 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. American Franchise Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$684,174,494	$9,502,388	$—	$693,676,882

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

Invesco V.I. American Franchise Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $293,978,411 and $358,326,620, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$219,827,538
Aggregate unrealized (depreciation) of investment securities	(10,288,547)
Net unrealized appreciation of investment securities	$209,538,991

Cost of investments for tax purposes is $484,137,891.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	99,774	$5,686,689	497,166	$25,779,760
Series II	73,275	4,064,987	265,604	13,450,608

Issued as reinvestment of dividends:
Series I	—	—	4,272	227,487

Reacquired:
Series I	(849,276)	(48,030,651)	(2,094,994)	(108,560,733)
Series II	(409,677)	(22,624,424)	(1,752,048)	(87,593,752)
Net increase (decrease) in share activity	(1,085,904)	$(60,903,399)	(3,080,000)	$(156,696,630)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I(d)
Six months ended 06/30/15	$54.88	$(0.03)	$1.38	$1.35	$—	$56.23	2.46%	$513,054	0.96	%(e)	0.96	%(e)	(0.10	)%(e)	41%
Year ended 12/31/14	50.63	(0.09)	4.36	4.27	(0.02)	54.88	8.44	541,929	0.92		0.95		(0.17)		64
Year ended 12/31/13	36.28	0.04	14.50	14.54	(0.19)	50.63	40.13	580,620	0.90		0.96		0.08		75
Year ended 12/31/12	31.90	0.19	4.19	4.38	—	36.28	13.73	496,341	0.88		0.98		0.52		190
Year ended 12/31/11	34.00	(0.05)	(2.05)	(2.10)	—	31.90	(6.18)	122,986	0.84		0.99		(0.15)		126
Year ended 12/31/10	28.37	0.03	5.60	5.63	—	34.00	19.84	74,870	0.79		0.90		0.12		158
Series II(d)
Six months ended 06/30/15	53.63	(0.09)	1.34	1.25	—	54.88	2.33	185,302	1.21	(e)	1.21	(e)	(0.35	)(e)	41
Year ended 12/31/14	49.58	(0.22)	4.27	4.05	—	53.63	8.17	199,141	1.17		1.20		(0.42)		64
Year ended 12/31/13	35.55	(0.07)	14.20	14.13	(0.10)	49.58	39.79	257,788	1.15		1.21		(0.17)		75
Year ended 12/31/12	31.35	0.10	4.10	4.20	—	35.55	13.40	224,334	1.13		1.23		0.27		190
Year ended 12/31/11	33.49	(0.14)	(2.00)	(2.14)	—	31.35	(6.39)	85,724	1.09		1.24		(0.40)		126
Year ended 12/31/10	28.01	(0.05)	5.53	5.48	—	33.49	19.56	109,920	1.04		1.15		(0.18)		158

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $14,357,093 and sold of $15,173,740 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into the Fund. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $81,993,574 and sold of $49,870,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.
(d)	On June 1, 2010, the predecessor Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $537,832 and $196,148 for Series I and Series II, respectively.

Invesco V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,024.60	$4.82	$1,020.03	$4.81	0.96%
Series II	1,000.00	1,023.30	6.07	1,018.79	6.06	1.21

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. American Franchise Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund Large-Cap Growth Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the

Invesco V.I. American Franchise Fund

Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Invesco Advisers noted that the markets had been challenging for growth-oriented styles that have higher exposures to market sensitivity, volatility and momentum. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of one mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. American Franchise Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. American Value Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc. VK-VIAMVA-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.27%
Series II Shares	5.11
S&P 500 Index▼ (Broad Market Index)	1.23
Russell Midcap Value Index▼ (Style-Specific Index)	0.41
Lipper VUF Mid-Cap Value Funds Index■ (Peer Group Index)	2.61

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (1/2/97)	10.74%
10 Years	10.11
5 Years	17.58
1 Year	7.33

Series II Shares
Inception (5/5/03)	12.10%
10 Years	9.94
5 Years	17.37
1 Year	7.05

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Universal Institutional Funds Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco V.I. American Value Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. American Value Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.81%
Aerospace & Defense–2.52%
Textron Inc.	247,632	$11,051,816

Air Freight & Logistics–1.07%
UTi Worldwide, Inc.(b)	468,714	4,682,453

Alternative Carriers–2.12%
Level 3 Communications, Inc.(b)	176,198	9,280,349

Apparel Retail–2.11%
Ascena Retail Group, Inc.(b)	555,967	9,259,630

Apparel, Accessories & Luxury Goods–1.93%
Fossil Group, Inc.(b)	122,238	8,478,428

Application Software–5.21%
Cadence Design Systems, Inc.(b)	469,742	9,235,128
Citrix Systems, Inc.(b)	194,016	13,612,162
		22,847,290

Asset Management & Custody Banks–4.16%
American Capital Ltd.(b)	575,371	7,796,277
Northern Trust Corp.	136,713	10,453,076
		18,249,353

Auto Parts & Equipment–4.85%
Dana Holding Corp.	401,209	8,256,881
Johnson Controls, Inc.	262,483	13,000,783
		21,257,664

Broadcasting–2.06%
TEGNA Inc.	281,256	9,019,880

Building Products–4.75%
Masco Corp.	343,797	9,169,066
Owens Corning Inc.	282,516	11,653,785
		20,822,851

Communications Equipment–2.47%
Ciena Corp.(b)	457,339	10,829,787

Construction Materials–0.84%
Eagle Materials Inc.	48,052	3,667,809

Diversified Banks–2.58%
Comerica Inc.	219,955	11,288,091

Diversified Chemicals–2.35%
Eastman Chemical Co.	125,847	10,296,802

Education Services–1.23%
DeVry Education Group Inc.	180,084	5,398,918

Electric Utilities–1.72%
Edison International	135,410	7,526,088

	Shares	Value
Environmental & Facilities Services–1.87%
Clean Harbors, Inc.(b)	152,660	$8,203,948

Health Care Facilities–7.82%
Brookdale Senior Living Inc.(b)	252,351	8,756,580
HealthSouth Corp.	256,816	11,828,945
Universal Health Services, Inc.–Class B	96,303	13,684,656
		34,270,181

Heavy Electrical Equipment–2.17%
Babcock & Wilcox Co. (The)	283,337	9,293,454
Babcock & Wilcox Enterprises, Inc.(b)	12,181	227,297
		9,520,751

Industrial Machinery–4.71%
Ingersoll-Rand PLC	162,931	10,984,808
Pentair PLC (United Kingdom)	140,189	9,637,994
		20,622,802

Insurance Brokers–4.56%
Arthur J. Gallagher & Co.	130,321	6,164,183
Marsh & McLennan Cos., Inc.	114,144	6,471,965
Willis Group Holdings PLC	156,201	7,325,827
		19,961,975

Investment Banking & Brokerage–2.63%
Stifel Financial Corp.(b)	199,679	11,529,465

IT Consulting & Other Services–2.07%
Teradata Corp.(b)	245,415	9,080,355

Life Sciences Tools & Services–2.17%
PerkinElmer, Inc.	180,379	9,495,151

Multi-Utilities–0.72%
CenterPoint Energy, Inc.	165,457	3,148,647

Oil & Gas Equipment & Services–3.96%
Amec Foster Wheeler PLC (United Kingdom)	580,079	7,451,334
Amec Foster Wheeler PLC–ADR (United Kingdom)	45,677	590,147
Baker Hughes Inc.	150,768	9,302,385
		17,343,866

Oil & Gas Storage & Transportation–2.17%
Williams Cos., Inc. (The)	165,724	9,510,900

Packaged Foods & Meats–2.84%
ConAgra Foods, Inc.	284,924	12,456,877

Property & Casualty Insurance–3.68%
ACE Ltd.	46,545	4,732,696
FNF Group	307,447	11,372,464
		16,105,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Shares	Value
Publishing–0.00%
Gannett Co., Inc.(b)	1	$7

Real Estate Operating Companies–2.78%
Forest City Enterprises, Inc.–Class A(b)	550,767	12,171,951

Regional Banks–6.30%
BB&T Corp.	254,208	10,247,124
Wintrust Financial Corp.	195,628	10,442,623
Zions Bancorp.	217,563	6,904,362
		27,594,109

Specialty Chemicals–2.13%
W.R. Grace & Co.(b)	92,836	9,311,451

Technology Hardware, Storage & Peripherals–2.76%
Diebold, Inc.	138,599	4,850,965
NetApp, Inc.	230,051	7,260,410
		12,111,375

	Shares	Value
Trucking–0.50%
Swift Transportation Co.(b)	96,359	$2,184,458
Total Common Stocks & Other Equity Interests (Cost $344,280,623)		428,580,638

Money Market Funds–2.34%
Liquid Assets Portfolio–Institutional Class(c)	5,119,790	5,119,790
Premier Portfolio–Institutional Class(c)	5,119,789	5,119,789
Total Money Market Funds (Cost $10,239,579)		10,239,579
TOTAL INVESTMENTS–100.15% (Cost $354,520,202)		438,820,217
OTHER ASSETS LESS LIABILITIES–(0.15)%		(645,160)
NET ASSETS–100.00%		$438,175,057

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	26.7%
Industrials	17.6
Information Technology	12.5
Consumer Discretionary	12.2
Health Care	10.0
Energy	6.1
Materials	5.3
Consumer Staples	2.9
Utilities	2.4
Telecommunication Services	2.1
Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $344,280,623)	$428,580,638
Investments in affiliated money market funds, at value and cost	10,239,579
Total investments, at value (Cost $354,520,202)	438,820,217
Foreign currencies, at value (Cost $960)	950
Receivable for:
Investments sold	1,573,339
Fund shares sold	112,929
Dividends	860,611
Investment for trustee deferred compensation and retirement plans	48,957
Other assets	826
Total assets	441,417,829

Liabilities:
Payable for:
Investments purchased	2,335,131
Fund shares reacquired	291,856
Amount due custodian	84,182
Accrued fees to affiliates	415,914
Accrued trustees’ and officers’ fees and benefits	5,029
Accrued other operating expenses	27,627
Trustee deferred compensation and retirement plans	55,701
Unrealized depreciation on forward foreign currency contracts outstanding	27,332
Total liabilities	3,242,772
Net assets applicable to shares outstanding	$438,175,057

Net assets consist of:
Shares of beneficial interest	$289,910,107
Undistributed net investment income	587,330
Undistributed net realized gain	63,398,913
Net unrealized appreciation	84,278,707
$438,175,057

Net Assets:
Series I	$150,628,598
Series II	$287,546,459

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	7,184,733
Series II	13,851,512
Series I:
Net asset value per share	$20.97
Series II:
Net asset value per share	$20.76

Investment income:
Dividends (net of foreign withholding taxes of $10,915)	$2,675,556
Dividends from affiliated money market funds	4,310
Total investment income	2,679,866

Expenses:
Advisory fees	1,538,503
Administrative services fees	521,455
Custodian fees	8,931
Distribution fees — Series II	345,973
Transfer agent fees	11,327
Trustees’ and officers’ fees and benefits	12,895
Other	24,122
Total expenses	2,463,206
Less: Fees waived	(12,116)
Net expenses	2,451,090
Net investment income	228,776

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	19,164,644
Foreign currencies	(4,801)
Forward foreign currency contracts	(27,511)
19,132,332
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,258,248
Foreign currencies	7,374
Forward foreign currency contracts	(76,046)
2,189,576
Net realized and unrealized gain	21,321,908
Net increase in net assets resulting from operations	$21,550,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$228,776	$714,909
Net realized gain	19,132,332	74,535,529
Change in net unrealized appreciation (depreciation)	2,189,576	(39,221,322)
Net increase in net assets resulting from operations	21,550,684	36,029,116

Distributions to shareholders from net investment income:
Series I	—	(696,392)
Series ll	—	(507,414)
Total distributions from net investment income	—	(1,203,806)

Distributions to shareholders from net realized gains:
Series l	—	(12,432,585)
Series ll	—	(21,321,269)
Total distributions from net realized gains	—	(33,753,854)

Share transactions–net:
Series l	(9,997,016)	(5,402,205)
Series ll	2,774,593	(49,400,679)
Net increase (decrease) in net assets resulting from share transactions	(7,222,423)	(54,802,884)
Net increase (decrease) in net assets	14,328,261	(53,731,428)

Net assets:
Beginning of period	423,846,796	477,578,224
End of period (includes undistributed net investment income of $587,330 and $358,554, respectively)	$438,175,057	$423,846,796

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. American Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. American Value Fund

E.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.72%
Over $1 billion	0.65%

For the six months ended June 30, 2015, the effective advisory fee incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

Invesco V.I. American Value Fund

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $12,116.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $51,626 for accounting and fund administrative services and reimbursed $469,829 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $685 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$438,820,217	$—	$—	$438,820,217
Forward Foreign Currency Contracts*	—	(27,332)	—	(27,332)
Total Investments	$438,820,217	$(27,332)	$—	$438,792,885

*	Unrealized appreciation (depreciation).

Invesco V.I. American Value Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$(27,332)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss):
Currency risk	$(27,511)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(76,046)
Total	$(103,557)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$6,304,205

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
01/09/15	Bank of New York Mellon (The)	GBP	2,041,503	USD	3,193,635	$3,207,343	$(13,708)
01/09/15	State Street Bank and Trust Co.	GBP	2,044,282	USD	3,198,085	3,211,709	(13,624)
Total open forward foreign currency contracts — Currency Risk							$(27,332)

Currency Abbreviations:

GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Bank of New York Mellon (The)	$13,708	$—	$13,708	$—	$—	$13,708
State Street Bank and Trust Co.	13,624	—	13,624	—	—	13,624
Total	$27,332	$—	$27,332	$—	$—	$27,332

Invesco V.I. American Value Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $48,566,904 and $49,869,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$96,102,859
Aggregate unrealized (depreciation) of investment securities	(12,246,277)
Net unrealized appreciation of investment securities	$83,856,582

Cost of investments for tax purposes is $354,963,635.

Invesco V.I. American Value Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	241,349	$4,923,662	740,950	$14,637,823
Series II	1,318,522	26,631,519	4,478,574	89,149,298

Issued as reinvestment of dividends:
Series I	—	—	691,727	13,128,977
Series II	—	—	1,159,250	21,828,683

Reacquired:
Series I	(732,986)	(14,920,678)	(1,642,472)	(33,169,005)
Series II	(1,182,436)	(23,856,926)	(8,183,599)	(160,378,660)
Net increase (decrease) in share activity	(355,551)	$(7,222,423)	(2,755,570)	$(54,802,884)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$19.92	$0.03	$1.02	$1.05	$—	$—	$—	$20.97	5.27%	$150,629	0.98	%(d)	0.99	%(d)	0.26	%(d)	12%
Year ended 12/31/14	19.89	0.07	1.78	1.85	(0.10)	(1.72)	(1.82)	19.92	9.75	152,938	0.99		1.00		0.32		48
Year ended 12/31/13	14.91	0.07	5.03	5.10	(0.12)	—	(0.12)	19.89	34.27	156,824	0.99		1.00		0.39		42
Year ended 12/31/12	12.81	0.12	2.08	2.20	(0.10)	—	(0.10)	14.91	17.21	131,233	0.99		1.00		0.86		26
Year ended 12/31/11	12.79	0.10	0.01	0.11	(0.09)	—	(0.09)	12.81	1.00	129,658	0.96		0.97		0.80		30
Year ended 12/31/10	10.56	0.08	2.25	2.33	(0.10)	—	(0.10)	12.79	22.24	162,472	1.02		1.03		0.72		40
Series II
Six months ended 06/30/15	19.75	0.00	1.01	1.01	—	—	—	20.76	5.11	287,546	1.23	(d)	1.24	(d)	0.01	(d)	12
Year ended 12/31/14	19.73	0.01	1.77	1.78	(0.04)	(1.72)	(1.76)	19.75	9.48	270,908	1.24		1.25		0.07		48
Year ended 12/31/13	14.81	0.03	4.99	5.02	(0.10)	—	(0.10)	19.73	33.93	320,754	1.24		1.25		0.14		42
Year ended 12/31/12	12.74	0.10	2.06	2.16	(0.09)	—	(0.09)	14.81	16.98	220,711	1.17		1.25		0.68		26
Year ended 12/31/11	12.72	0.09	0.01	0.10	(0.08)	—	(0.08)	12.74	0.91	163,194	1.06		1.22		0.70		30
Year ended 12/31/10	10.50	0.07	2.25	2.32	(0.10)	—	(0.10)	12.72	22.18	151,985	1.12		1.32		0.62		40

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $151,831 and $279,072 for Series I and Series II shares, respectively.

Invesco V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,052.70	$4.99	$1,019.93	$4.91	0.98%
Series II	1,000.00	1,051.10	6.26	1,018.70	6.16	1.23

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. American Value Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Mid-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

Invesco V.I. American Value Fund

performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the effective advisory fee rate of one mutual fund advised by Invesco Advisers. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of five mutual funds sub-advised by Invesco Advisers. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. American Value Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Balanced-Risk Allocation Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIIBRA-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.57%
Series II Shares	0.41
MSCI World Index▼ (Broad Market Index)	2.63
Custom V.I. Balanced-Risk Allocation Index■ (Style-Specific Index)	1.62
Lipper VUF Absolute Return Funds Classification Average¿ (Peer Group)	0.23

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom V.I. Balanced-Risk Allocation Index, created by Invesco to serve as a benchmark for Invesco V.I. Balanced-Risk Allocation Fund, comprises the following indexes: MSCI World Index (60%) and Barclays U.S. Aggregate Index (40%).

The Lipper VUF Absolute Return Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Absolute Return Funds Classification.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The returns shown above include the returns of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010, to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and the returns of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.80% and 1.05%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.20% and 1.45%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (1/23/09)	10.25%
5 Years	9.30
1 Year	-0.14

Series II Shares
Inception (1/23/09)	9.96%
5 Years	9.01
1 Year	-0.39

variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

   The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

   Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.09% for Invesco V.I. Balanced-Risk Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.
3	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–12.16%
U.S. Treasury Bills–5.72%(a)
U.S. Treasury Bills(b)	0.08%	07/09/15	$4,000,000	$4,000,009
U.S. Treasury Bills(b)	0.08%	07/16/15	6,000,000	5,999,925
U.S. Treasury Bills(b)	0.07%	07/23/15	5,600,000	5,600,034
U.S. Treasury Bills(b)	0.07%	07/30/15	9,020,000	9,019,854
U.S. Treasury Bills(b)	0.06%	12/03/15	6,700,000	6,698,988
U.S. Treasury Bills(b)	0.08%	12/10/15	21,980,000	21,975,542
U.S. Treasury Bills(b)	0.10%	12/17/15	7,020,000	7,018,020
				60,312,372

U.S. Treasury Notes–6.44%(c)
U.S. Treasury Notes(b)	0.06%	01/31/16	32,480,000	32,480,235
U.S. Treasury Notes(b)(d)	0.08%	04/30/16	27,725,000	27,730,876
U.S. Treasury Notes(b)	0.09%	07/31/16	7,750,000	7,752,245
				67,963,356
Total U.S. Treasury Securities (Cost $128,261,585)				128,275,728

		Expiration Date
Commodity-Linked Securities–2.60%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 3 Agriculture Commodity Index, multiplied by two)(e)		06/21/16	9,050,000	10,410,769
Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(e)		06/12/16	14,762,003	17,079,260
Total Commodity-Linked Securities (Cost $23,812,003)				27,490,029

			Shares
Money Market Funds–82.93%
Government & Agency Portfolio–Institutional Class(f)			147,710,631	147,710,631
Invesco V.I. Money Market Fund–Series I(f)			16,640,310	16,640,310
Liquid Assets Portfolio–Institutional Class(f)			178,048,040	178,048,040
Premier Portfolio–Institutional Class(f)			118,113,787	118,113,787
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class (Ireland)(f)			118,383,796	118,383,796
STIC Prime Portfolio–Institutional Class(f)			133,485,087	133,485,087
Treasury Portfolio–Institutional Class(f)			162,561,743	162,561,743
Total Money Market Funds (Cost $874,943,394)				874,943,394
TOTAL INVESTMENTS–97.69% (Cost $1,027,016,982)				1,030,709,151
OTHER ASSETS LESS LIABILITIES–2.31%				24,332,002
NET ASSETS–100.00%				$1,055,041,153

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(g)
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long		198	December-2015	$13,018,500	$(317,597)
Gasoline Reformulated Blendstock Oxygenate Blending	Long		211	August-2015	18,161,783	99,096
Heating Oil	Long		48	August-2015	3,810,038	(92,329)
Natural Gas	Long		84	December-2015	2,632,560	(28,646)
Silver	Long		332	September-2015	25,864,460	(440,981)
WTI Crude	Long		155	October-2015	9,315,500	(50,887)
Subtotal — Commodity Risk						(831,344)

Australia 10 Year Bonds	Long		1,750	September-2015	169,096,681	1,077,726
Canada 10 Year Bonds	Long		1,441	September-2015	161,547,085	901,155
Euro Bonds	Long		810	September-2015	137,278,800	(1,791,788)
Japan 10 Year Bonds	Long		108	September-2015	129,679,412	234,942
Long Gilt	Long		1,089	September-2015	198,030,892	(2,005,429)
U.S. Treasury 20 Year Bonds	Long		776	September-2015	117,054,750	(2,125,598)
Subtotal — Interest Rate Risk						(3,708,992)

Dow Jones EURO STOXX 50 Index	Long		2,015	September-2015	77,197,471	(1,036,141)
E-Mini S&P 500 Index	Long		605	September-2015	62,145,600	(1,009,476)
FTSE 100 Index	Long		852	September-2015	86,938,269	(2,522,677)
Hang Seng Index	Long		361	July-2015	61,018,938	(2,430,098)
Russell 2000 Index Mini	Long		532	September-2015	66,521,280	(536,793)
Tokyo Stock Price Index	Long		552	September-2015	73,532,353	(956,242)
Subtotal — Equity Risk						(8,491,427)
Total Futures Contracts						$(13,031,763)

Open Over-The-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Commodity Strategy 1452 Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Barclays Bank PLC	21,900	May-2016	$10,419,648	$(96,533)
Receive a return equal to the Barclays Commodity Strategy 1715 Index and pay the product of (i) 0.45% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Barclays Bank PLC	1,500	May-2016	431,423	50,263
Receive a return equal to the Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	25,300	May-2016	24,079,452	0
Receive a return equal to the Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	12,150	January-2016	10,338,140	0
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index 2 and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Canadian Imperial Bank of Commerce	269,000	April-2016	20,166,769	(386,204)
Receive a return equal to the Goldman Sachs Alpha Basket B784 Excess Return Strategy and pay the product of (i) 0.40% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Goldman Sachs International	40,300	May-2016	10,775,116	0
Receive a return equal to the J.P. Morgan Contag Beta Gas Oil Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	JPMorgan Chase Bank, N.A.	12,000	April-2016	3,583,692	6,095
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	JPMorgan Chase Bank, N.A.	151,000	April-2016	$14,975,818	$(155,560)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the MLCX Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Merrill Lynch International	13,500	September-2015	$1,421,964	$0
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Merrill Lynch International	120,300	June-2016	18,504,354	0
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365	Long	Morgan Stanley Capital Services LLC	192,300	October-2015	18,909,540	(317,918)
Subtotal — Commodity Risk						(899,857)
Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	81	July-2015	13,691,230	(540,485)
Subtotal — Equity Risk						(540,485)
Total Swap Agreements						$(1,440,342)

Investments Abbreviations:

EMTN	– European Medium-Term Notes
LIBOR	– London InterBank Offered Rate

Index Information:

Canadian Imperial Bank of Commerce Custom 3 Agriculture

– a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Coffee ‘C’, Corn, Cotton, Sugar, Soybeans, Soybean Meal Soybean Oil, and Wheat.

Monthly Rebalance Commodity Excess Return Index	– a commodity index composed of futures contracts on Coffee ‘C’, Corn, Cotton No.2, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.
Barclays Commodity Strategy 1452 Index	– a commodity index that provides exposure to future contracts on Copper.
Barclays Commodity Strategy 1715 Index	– a commodity index that provides exposure to future contracts on Coffee ‘C’, Corn, Cotton, Soybeans, Soybean Meal, Soybean Oil, Sugar, and Wheat.
Single Commodity Index Excess Return	– a commodity index composed of future contracts on Gold.
Goldman Sachs Alpha Basket B784 Excess Return Strategy

– a basket of eight indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Coffee ‘C’, Corn, Cotton, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2015.
(d)	All or a portion of the value was designated as collateral for swap agreements. See Note 1M and Note 4.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $27,490,029, which represented 2.60% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	Futures contracts collateralized by $22,341,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Target Risk Allocation and Notional Asset Weights*

By asset class

Asset Class	Risk Allocation**	% of Net Assets as of 06/30/15***
Equities	44.03%	41.91%
Fixed Income	35.91	84.83
Commodities	20.06	23.83

*	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
**	Based on the expected market exposure.
***	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $152,073,588)	$155,765,757
Investments in affiliated money market funds, at value and cost	874,943,394
Total investments, at value (Cost $1,027,016,982)	1,030,709,151
Receivable for:
Deposits with brokers	22,341,000
Variation margin — futures	858,278
Fund shares sold	851,231
Dividends and interest	56,009
Swaps receivables – OTC	3,441,429
Investment for trustee deferred compensation and retirement plans	90,487
Unrealized appreciation on swap agreements—OTC	56,358
Total assets	1,058,403,943

Liabilities:
Payable for:
Fund shares reacquired	552,018
Swaps payable – OTC	134
Accrued fees to affiliates	1,148,977
Accrued trustees’ and officers’ fees and benefits	8,553
Accrued other operating expenses	53,161
Trustee deferred compensation and retirement plans	103,120
Premiums received on swap agreements—OTC	127
Unrealized depreciation on swap agreements—OTC	1,496,700
Total liabilities	3,362,790
Net assets applicable to shares outstanding	$1,055,041,153

Net assets consist of:
Shares of beneficial interest	$920,946,989
Undistributed net investment income	36,274,514
Undistributed net realized gain	108,599,944
Net unrealized appreciation (depreciation)	(10,780,294)
$1,055,041,153

Net Assets:
Series I	$25,708,222
Series II	$1,029,332,931

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,078,939
Series II	84,252,009
Series I:
Net asset value and offering price per share	$12.37
Series II:
Net asset value per share	$12.22

Consolidated Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$288,321
Interest	77,753
Total investment income	366,074

Expenses:
Advisory fees	4,800,065
Administrative services fees	1,162,646
Custodian fees	12,405
Distribution fees—Series II	1,284,483
Transfer agent fees	10,895
Trustees’ and officers’ fees and benefits	18,991
Other	49,374
Total expenses	7,338,859
Less: Fees waived	(2,448,706)
Net expenses	4,890,153
Net investment income (loss)	(4,524,079)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(9,334,818)
Foreign currencies	(765,409)
Futures contracts	40,492,710
Swap agreements	(2,678,131)
27,714,352
Change in net unrealized appreciation (depreciation) of:
Investment securities	7,597,997
Foreign currencies	(111)
Futures contracts	(26,512,495)
Swap agreements	(1,127,645)
(20,042,254)
Net realized and unrealized gain	7,672,098
Net increase in net assets resulting from operations	$3,148,019

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(4,524,079)	$(11,788,758)
Net realized gain	27,714,352	84,160,472
Change in net unrealized appreciation (depreciation)	(20,042,254)	(4,269,630)
Net increase in net assets resulting from operations	3,148,019	68,102,084

Distributions to shareholders from net realized gains:
Series l	—	(588,237)
Series ll	—	(78,667,991)
Total distributions from net realized gains	—	(79,256,228)

Share transactions–net:
Series l	14,427,995	2,645,706
Series ll	23,233,065	(355,564,687)
Net increase (decrease) in net assets resulting from share transactions	37,661,060	(352,918,981)
Net increase (decrease) in net assets	40,809,079	(364,073,125)

Net assets:
Beginning of period	1,014,232,074	1,378,305,199
End of period (includes undistributed net investment income of $36,274,514 and $40,798,593, respectively)	$1,055,041,153	$1,014,232,074

Notes to Consolidated Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net

Invesco V.I. Balanced-Risk Allocation Fund

asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

Invesco V.I. Balanced-Risk Allocation Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Invesco V.I. Balanced-Risk Allocation Fund

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.95%
Next $250 million	0.925%
Next $500 million	0.90%
Next $1.5 billion	0.875%
Next $2.5 billion	0.85%
Next $2.5 billion	0.825%
Next $2.5 billion	0.80%
Over $10 billion	0.775%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.92%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2016, to waive advisory fees and/or reimburse expenses of shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.76% less net Acquired Fund Fees and Expenses and Series II shares to 1.01% less net Acquired Fund Fees and Expenses of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $2,448,706.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $122,950 for accounting and fund administrative services and reimbursed $1,039,696 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$874,943,394	$—	$—	$874,943,394
U.S. Treasury Securities	—	128,275,728	—	128,275,728
Commodity-Linked Securities	—	27,490,029	—	27,490,029
	874,943,394	155,765,757	—	1,030,709,151
Futures Contracts*	(13,031,763)	—	—	(13,031,763)
Swap Agreements*	—	(1,440,342)	—	(1,440,342)
Total Investments	$861,911,631	$154,325,415	$—	$1,016,237,046
*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts(a)	$99,096	$(930,440)
Swap agreements(b)	56,358	(956,215)
Interest rate risk:
Futures contracts(a)	2,213,823	(5,922,815)
Equity risk:
Futures contracts(a)	—	(8,491,427)
Swap agreements(b)	—	(540,485)
Total	$2,369,277	$(16,841,382)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements—OTC and Unrealized depreciation on swap agreements—OTC.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$(5,703,632)	$(5,545,456)
Interest rate risk	8,153,374	359,032
Equity risk	38,042,968	2,508,293
Change in Net Unrealized Appreciation (Depreciation):
Commodity risk	7,050,187	150,128
Interest rate risk	(19,089,780)	(523,560)
Equity risk	(14,472,902)	(754,213)
Total	$13,980,215	$(3,805,776)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,288,407,279	$146,749,994

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount(a)
Subsidiary
Barclays Bank PLC	$50,263	$(50,263)	$—	$—	$—	$—
Cargill, Inc.	2,380,892	—	2,380,892	—	(1,350,000)	1,030,892
Goldman Sachs International	1,123,460	—	1,123,460	(1,123,460)	—	—
JPMorgan Chase Bank, N.A.	6,095	(6,095)	—	—	—	—
Total	$3,560,710	$(56,358)	$3,504,352	$(1,123,460)	$(1,350,000)	$1,030,892

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount(a)
Fund
Goldman Sachs International	$540,620	$—	$540,620	$(540,620)	$—	$—

Subsidiary
Barclays Bank PLC	98,118	(50,263)	47,855	(47,855)	—	—
Canadian Imperial Bank of Commerce	389,519	—	389,519	(389,519)	—	—
JPMorgan Chase Bank, N.A.	156,113	(6,095)	150,018	(150,018)	—	—
Merrill Lynch International	54,516	—	54,516	(54,516)	—	—
Morgan Stanley Capital Services LLC	320,871	—	320,871	(320,871)	—	—
Subtotal — Subsidiary	1,019,137	(56,358)	962,779	(962,779)	—	—
Total	$1,559,757	$(56,358)	$1,503,399	$(1,503,399)	$—	$—

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $23,812,003 and $23,515,182, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,692,169
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$3,692,169

Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	1,226,361	$15,351,373	316,598	$4,028,214
Series II	7,671,742	95,356,848	14,185,151	177,408,617

Issued as reinvestment of dividends:
Series I	—	—	48,615	588,237
Series II	—	—	6,566,610	78,667,991

Reacquired:
Series I	(73,777)	(923,378)	(155,787)	(1,970,745)
Series II	(5,810,113)	(72,123,783)	(50,545,455)	(611,641,295)
Net increase (decrease) in share activity	3,014,213	$37,661,060	(29,584,268)	$(352,918,981)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Consolidated Financial Highlights

The following schedule presents consolidated financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$12.30	$(0.04)	$0.11	$0.07	$—	$—	$—	$12.37	0.57%	$25,708	0.69	%(d)(e)	1.16	%(d)	(0.62	)%(d)	25%
Year ended 12/31/14	12.30	(0.08)	0.80	0.72	—	(0.72)	(0.72)	12.30	5.91	11,397	0.69	(e)	1.11		(0.65)		60
Year ended 12/31/13	12.65	(0.08)	0.30	0.22	(0.21)	(0.36)	(0.57)	12.30	1.70	8,821	0.70		1.11		(0.65)		76
Year ended 12/31/12	11.53	(0.07)	1.34	1.27	(0.11)	(0.04)	(0.15)	12.65	10.98	10,354	0.70	(e)	1.15		(0.59)		188
Year ended 12/31/11(f)	13.09	(0.04)	1.28	1.24	(0.10)	(2.70)	(2.80)	11.53	11.00	4,472	0.71	(e)	1.22		(0.32)		142
Year ended 12/31/10(g)	12.00	0.10	1.15	1.25	(0.02)	(0.14)	(0.16)	13.09	10.57	17	0.89		1.29		0.88	(h)	444
Series II
Six months ended 06/30/15	12.17	(0.05)	0.10	0.05	—	—	—	12.22	0.41	1,029,333	0.94	(d)(e)	1.41	(d)	(0.87	)(d)	25
Year ended 12/31/14	12.21	(0.12)	0.80	0.68	—	(0.72)	(0.72)	12.17	5.62	1,002,835	0.94	(e)	1.36		(0.90)		60
Year ended 12/31/13	12.57	(0.11)	0.30	0.19	(0.19)	(0.36)	(0.55)	12.21	1.50	1,369,485	0.95		1.36		(0.90)		76
Year ended 12/31/12	11.49	(0.10)	1.32	1.22	(0.10)	(0.04)	(0.14)	12.57	10.64	1,343,806	0.95	(e)	1.40		(0.84)		188
Year ended 12/31/11(f)	13.05	(0.07)	1.27	1.20	(0.06)	(2.70)	(2.76)	11.49	10.61	257,898	0.96	(e)	1.47		(0.57)		142
Year ended 12/31/10(g)	12.10	0.07	1.04	1.11	(0.02)	(0.14)	(0.16)	13.05	9.32	75	1.14		1.54		0.59	(h)	444

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,148 and $1,036,102 for Series I and Series II shares, respectively.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.09%, 0.09%, 0.02% and 0.04% for the six months ended June 30, 2015, for the years ended December 31, 2014, 2012 and 2011, respectively.
(f)	Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Predecessor Fund”). On such date, holders of the Predecessor Fund’s Series I and Series II shares received Series I and Series II shares, respectively, of the Fund.
(g)	On June 1, 2010, the Class I and Class II shares of the Invesco Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio were reorganized into Series I and Series II shares, respectively, of the Predecessor Fund.
(h)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expenses absorbed for the year ended December 31, 2010 was 0.48% for Series I shares and 0.19% for Series II shares.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,005.70	$3.43	$1,021.37	$3.46	0.69%
Series II	1,000.00	1,004.10	4.67	1,020.13	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and that no comparative quintile information was available for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board also noted that there was no comparative Index.

Invesco V.I. Balanced-Risk Allocation Fund

The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The

Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. Balanced-Risk Allocation Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Comstock Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VICOM-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.94%
Series II Shares	0.79
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 1000 Value Index▼ (Style-Specific Index)	-0.61
Lipper VUF Large-Cap Value Funds Index■ (Peer Group Index)	0.95
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (4/30/99)	7.01%
10 Years	7.32
5 Years	16.67
1 Year	3.59

Series II Shares
Inception (9/18/00)	7.09%
10 Years	7.05
5 Years	16.38
1 Year	3.30

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund (renamed Invesco V.I. Comstock Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.78% and 1.03%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.83% and 1.08%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

Invesco V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.45%
Aerospace & Defense–1.75%
Honeywell International Inc.	124,958	$12,741,967
Textron Inc.	545,415	24,341,872
		37,083,839

Aluminum–0.57%
Alcoa Inc.	1,094,908	12,208,224

Apparel, Accessories & Luxury Goods–0.32%
Fossil Group, Inc.(b)	98,301	6,818,157

Application Software–1.52%
Autodesk, Inc.(b)	122,530	6,135,690
Citrix Systems, Inc.(b)	372,902	26,162,804
		32,298,494

Asset Management & Custody Banks–3.25%
Bank of New York Mellon Corp. (The)	788,585	33,096,912
State Street Corp.	466,366	35,910,182
		69,007,094

Auto Parts & Equipment–1.85%
Johnson Controls, Inc.	791,837	39,219,687

Automobile Manufacturers–1.76%
General Motors Co.	1,123,275	37,438,756

Broadcasting–0.46%
CBS Corp.–Class B	176,065	9,771,608

Cable & Satellite–2.91%
Comcast Corp.–Class A	536,470	32,263,306
Time Warner Cable Inc.	166,308	29,631,096
		61,894,402

Communications Equipment–1.93%
Cisco Systems, Inc.	1,489,346	40,897,441

Consumer Finance–0.45%
Ally Financial Inc.(b)	425,865	9,552,152

Department Stores–1.49%
Kohl’s Corp.	505,702	31,662,002

Diversified Banks–13.52%
Bank of America Corp.	3,265,881	55,585,294
Citigroup Inc.	1,883,512	104,045,203
JPMorgan Chase & Co.	1,148,879	77,848,041
U.S. Bancorp	190,087	8,249,776
Wells Fargo & Co.	738,433	41,529,472
		287,257,786

Drug Retail–0.46%
CVS Health Corp.	92,947	9,748,281

Electric Utilities–0.44%
FirstEnergy Corp.	284,427	9,258,099

Electrical Components & Equipment–1.06%
Emerson Electric Co.	407,378	22,580,963

	Shares	Value
Electronic Components–0.65%
Corning Inc.	697,980	$13,771,145

General Merchandise Stores–1.13%
Target Corp.	292,968	23,914,978

Health Care Equipment–0.67%
Medtronic PLC	193,344	14,326,790

Health Care Services–0.84%
Express Scripts Holding Co.(b)	200,038	17,791,380

Hotels, Resorts & Cruise Lines–2.46%
Carnival Corp.	1,059,159	52,311,863

Housewares & Specialties–0.76%
Newell Rubbermaid Inc.	391,788	16,106,405

Hypermarkets & Super Centers–0.55%
Wal-Mart Stores, Inc.	165,150	11,714,089

Industrial Conglomerates–2.52%
General Electric Co.	2,011,398	53,442,845

Industrial Machinery–1.04%
Ingersoll-Rand PLC	329,145	22,190,956

Integrated Oil & Gas–7.63%
BP PLC–ADR (United Kingdom)	967,021	38,642,159
Chevron Corp.	218,619	21,090,175
Occidental Petroleum Corp.	252,197	19,613,361
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	700,694	39,946,565
Suncor Energy, Inc. (Canada)	1,554,539	42,780,913
		162,073,173

Integrated Telecommunication Services–0.64%
Frontier Communications Corp.	2,765,316	13,688,314

Internet Software & Services–2.24%
eBay Inc.(b)	621,913	37,464,039
Yahoo! Inc.(b)	255,863	10,052,857
		47,516,896

Investment Banking & Brokerage–2.88%
Goldman Sachs Group, Inc. (The)	117,433	24,518,836
Morgan Stanley	947,358	36,748,017
		61,266,853

Life & Health Insurance–2.50%
Aflac, Inc.	334,970	20,835,134
MetLife, Inc.	577,613	32,340,552
	53,175,686

Managed Health Care–1.03%
Anthem, Inc.	132,691	21,779,901

Movies & Entertainment–3.46%
Time Warner Inc.	165,172	14,437,685
Twenty-First Century Fox, Inc.–Class B	788,746	25,413,396
Viacom Inc.–Class B	521,443	33,706,075
	73,557,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Shares	Value
Multi-Utilities–0.52%
PG&E Corp.	223,250	$10,961,575

Oil & Gas Drilling–0.60%
Noble Corp. PLC	827,735	12,738,842

Oil & Gas Equipment & Services–2.81%
Halliburton Co.	465,928	20,067,519
Weatherford International PLC(b)	3,224,888	39,569,376
	59,636,895

Oil & Gas Exploration & Production–3.49%
Devon Energy Corp.	409,582	24,366,033
Hess Corp.	190,433	12,736,159
Murphy Oil Corp.	497,111	20,664,904
QEP Resources Inc.	884,595	16,373,854
	74,140,950

Packaged Foods & Meats–3.29%
ConAgra Foods, Inc.	968,308	42,334,426
Mondelez International Inc.–Class A	414,185	17,039,571
Unilever N.V.–New York Shares (United Kingdom)	251,797	10,535,186
	69,909,183

Paper Products–0.83%
International Paper Co.	368,376	17,531,014

Pharmaceuticals–9.05%
AbbVie Inc.	284,645	19,125,297
Bristol-Myers Squibb Co.	150,570	10,018,928
GlaxoSmithKline PLC–ADR (United Kingdom)	182,986	7,621,367
Merck & Co., Inc.	717,346	40,838,508
Novartis AG (Switzerland)	347,750	34,350,090
Pfizer Inc.	1,026,224	34,409,291
Roche Holding AG–ADR (Switzerland)	494,921	17,343,813
Sanofi–ADR (France)	574,673	28,463,554
	192,170,848

	Shares	Value
Property & Casualty Insurance–1.18%
Allstate Corp. (The)	385,726	$25,022,046

Regional Banks–3.72%
Citizens Financial Group Inc.	494,434	13,502,993
Fifth Third Bancorp	1,428,136	29,733,791
PNC Financial Services Group, Inc. (The)	373,772	35,751,292
	78,988,076

Semiconductors–0.92%
Intel Corp.	644,760	19,610,375

Soft Drinks–1.05%
Coca-Cola Co. (The)	566,173	22,210,967

Systems Software–2.76%
Microsoft Corp.	632,659	27,931,895
Symantec Corp.	1,319,072	30,668,424
	58,600,319

Technology Hardware, Storage & Peripherals–2.49%
Hewlett-Packard Co.	934,551	28,045,876
NetApp, Inc.	789,190	24,906,836
	52,952,712
Total Common Stocks & Other Equity Interests (Cost $1,761,372,383)		2,069,799,217

Money Market Funds–2.61%
Liquid Assets Portfolio–Institutional Class(c)	27,713,118	27,713,118
Premier Portfolio–Institutional Class(c)	27,713,118	27,713,118
Total Money Market Funds (Cost $55,426,236)		55,426,236
TOTAL INVESTMENTS–100.06% (Cost $1,816,798,619)		2,125,225,453
OTHER ASSETS LESS LIABILITIES–(0.06)%		(1,272,276)
NET ASSETS–100.00%		$2,123,953,177

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	27.5%
Consumer Discretionary	16.6
Energy	14.5
Information Technology	12.5
Health Care	11.6
Industrials	6.4
Consumer Staples	5.3
Materials	1.4
Utilities	1.0
Telecommunication Services	0.6
Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,761,372,383)	$2,069,799,217
Investments in affiliated money market funds, at value and cost	55,426,236
Total investments, at value (Cost $1,816,798,619)	2,125,225,453
Cash	108,787
Foreign currencies, at value (Cost $223)	222
Receivable for:
Investments sold	3,876,418
Fund shares sold	462,766
Dividends	3,451,251
Fund expenses absorbed	62,758
Investment for trustee deferred compensation and retirement plans	183,984
Unrealized appreciation on forward foreign currency contracts outstanding	1,862,948
Total assets	2,135,234,587

Liabilities:
Payable for:
Investments purchased	4,003,781
Fund shares reacquired	4,577,597
Accrued fees to affiliates	2,414,454
Accrued trustees’ and officers’ fees and benefits	14,270
Accrued other operating expenses	59,171
Trustee deferred compensation and retirement plans	212,137
Total liabilities	11,281,410
Net assets applicable to shares outstanding	$2,123,953,177

Net assets consist of:
Shares of beneficial interest	$1,684,992,844
Undistributed net investment income	46,730,850
Undistributed net realized gain	81,945,346
Net unrealized appreciation	310,284,137
$2,123,953,177

Net Assets:
Series I	$355,506,956
Series II	$1,768,446,221

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	18,383,139
Series II	91,941,368
Series I:
Net asset value per share	$19.34
Series II:
Net asset value per share	$19.23

Investment income:
Dividends (net of foreign withholding taxes of $709,218)	$24,593,782
Dividends from affiliated money market funds	24,929
Total investment income	24,618,711

Expenses:
Advisory fees	6,041,532
Administrative services fees	2,703,333
Custodian fees	48,373
Distribution fees — Series II	2,257,932
Transfer agent fees	19,490
Trustees’ and officers’ fees and benefits	28,613
Other	48,273
Total expenses	11,147,546
Less: Fees waived	(565,398)
Net expenses	10,582,148
Net investment income	14,036,563

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	73,340,732
Foreign currencies	(77,830)
Forward foreign currency contracts	7,929,837
81,192,739
Change in net unrealized appreciation (depreciation) of:
Investment securities	(75,523,357)
Foreign currencies	26,790
Forward foreign currency contracts	(1,837,152)
(77,333,719)
Net realized and unrealized gain	3,859,020
Net increase in net assets resulting from operations	$17,895,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$14,036,563	$33,347,426
Net realized gain	81,192,739	260,573,406
Change in net unrealized appreciation (depreciation)	(77,333,719)	(101,857,544)
Net increase in net assets resulting from operations	17,895,583	192,063,288

Distributions to shareholders from net investment income:
Series I	—	(4,492,631)
Series ll	—	(20,122,085)
Total distributions from net investment income	—	(24,614,716)

Share transactions–net:
Series l	14,296,591	1,255,194
Series ll	(87,192,013)	(217,613,521)
Net increase (decrease) in net assets resulting from share transactions	(72,895,422)	(216,358,327)
Net increase (decrease) in net assets	(54,999,839)	(48,909,755)

Net assets:
Beginning of period	2,178,953,016	2,227,862,771
End of period (includes undistributed net investment income of $46,730,850 and $32,694,287, respectively)	$2,123,953,177	$2,178,953,016

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Comstock Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Comstock Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.55%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.56%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales;

Invesco V.I. Comstock Fund

(4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $565,398.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $216,733 for accounting and fund administrative services and reimbursed $2,486,600 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $450 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,073,531,550	$51,693,903	$—	$2,125,225,453
Forward Foreign Currency Contracts*	—	1,862,948	—	1,862,948
Total Investments	$2,073,531,550	$53,556,851	$—	$2,127,088,401

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$2,404,998	$(542,050)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.

Invesco V.I. Comstock Fund

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain: Currency risk	$7,929,837
Change in Net Unrealized Appreciation (Depreciation): Currency risk	(1,837,152)
Total	$6,092,685

The table below summarizes the average notional value of forward foreign currency contracts, agreements outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$209,787,213

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/14/15	Canadian Imperial Bank of Commerce	CAD	11,827,885	USD	9,685,540	$9,469,338	$216,202
07/14/15	Deutsche Bank Securities Inc.	CAD	11,810,425	USD	9,667,918	9,455,359	212,559
07/14/15	Goldman Sachs International	CAD	11,810,426	USD	9,667,048	9,455,360	211,688
07/14/15	RBC Capital Markets Corp.	CAD	11,810,425	USD	9,668,670	9,455,359	213,311
07/14/15	Canadian Imperial Bank of Commerce	CHF	10,853,207	USD	11,719,640	11,615,118	104,522
07/14/15	Deutsche Bank Securities Inc.	CHF	10,866,298	USD	11,737,578	11,629,128	108,450
07/14/15	Goldman Sachs International	CHF	10,853,206	USD	11,719,892	11,615,117	104,775
07/14/15	RBC Capital Markets Corp.	CHF	10,853,207	USD	11,719,640	11,615,118	104,522
07/14/15	Barclays Bank PLC	EUR	11,956,808	USD	13,558,088	13,334,129	223,959
07/14/15	Canadian Imperial Bank of Commerce	EUR	11,956,808	USD	13,564,221	13,334,129	230,092
07/14/15	Deutsche Bank Securities Inc.	EUR	11,956,808	USD	13,561,651	13,334,129	227,522
07/14/15	Goldman Sachs International	EUR	11,957,069	USD	13,562,784	13,334,420	228,364
07/14/15	RBC Capital Markets Corp.	EUR	11,956,808	USD	13,553,161	13,334,129	219,032
07/14/15	Barclays Bank PLC	GBP	6,513,735	USD	10,112,118	10,234,156	(122,038)
07/14/15	Canadian Imperial Bank of Commerce	GBP	6,448,310	USD	10,002,167	10,131,363	(129,196)
07/14/15	Deutsche Bank Securities Inc.	GBP	6,448,310	USD	10,006,616	10,131,363	(124,747)
07/14/15	Goldman Sachs International	GBP	6,448,309	USD	10,002,166	10,131,361	(129,195)
07/14/15	Canadian Imperial Bank of Commerce	USD	1,408,343	CAD	1,734,937	1,388,981	(19,362)
07/14/15	Deutsche Bank Securities Inc.	USD	1,862,986	CHF	1,724,417	1,845,474	(17,512)
Total forward foreign currency contracts — Currency Risk							$1,862,948

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Comstock Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Bank PLC	$223,959	$(122,038)	$101,921	$—	$—	$101,921
Canadian Imperial Bank of Commerce	550,816	(148,558)	402,258	—	—	402,258
Deutsche Bank Securities Inc.	548,531	(142,259)	406,272	—	—	406,272
Goldman Sachs International	544,827	(129,195)	415,632	—	—	415,632
RBC Capital Markets Corp.	536,865	—	536,865	—	—	536,865
Total	$2,404,998	$(542,050)	$1,862,948	$—	$—	$1,862,948

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Bank PLC	$122,038	$(122,038)	$—	$—	$—	$—
Canadian Imperial Bank of Commerce	148,558	(148,558)	—	—	—	—
Deutsche Bank Securities Inc.	142,259	(142,259)	—	—	—	—
Goldman Sachs International	129,195	(129,195)	—	—	—	—
Total	$542,050	$(542,050)	$—	$—	$—	$—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

Invesco V.I. Comstock Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $188,567,964 and $196,503,352, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$443,900,910
Aggregate unrealized (depreciation) of investment securities	(136,625,233)
Net unrealized appreciation of investment securities	$307,275,677

Cost of investments for tax purposes is $1,817,949,776.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	2,198,384	$42,541,873	4,721,043	$87,225,388
Series II	2,637,287	50,536,003	5,163,219	94,533,512

Issued as reinvestment of dividends:
Series I	—	—	239,991	4,492,632
Series II	—	—	1,078,354	20,122,085

Reacquired:
Series I	(1,462,322)	(28,245,282)	(4,881,994)	(90,462,826)
Series II	(7,160,162)	(137,728,016)	(18,159,674)	(332,269,118)
Net increase (decrease) in share activity	(3,786,813)	$(72,895,422)	(11,839,061)	$(216,358,327)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I(d)
Six months ended 06/30/15	$19.16	$0.15	$0.03	$0.18	$—	$—	$—	$19.34	0.94%	$355,507	0.77	%(e)	0.83	%(e)	1.52	%(e)	9%
Year ended 12/31/14	17.75	0.32	1.34	1.66	(0.25)	—	(0.25)	19.16	9.39	338,159	0.78		0.83		1.73		19
Year ended 12/31/13	13.27	0.22	4.53	4.75	(0.27)	—	(0.27)	17.75	35.97	311,837	0.76		0.84		1.36		11
Year ended 12/31/12	11.32	0.23	1.94	2.17	(0.22)	—	(0.22)	13.27	19.23	250,995	0.67		0.85		1.81		14
Year ended 12/31/11	11.71	0.20	(0.40)	(0.20)	(0.19)	—	(0.19)	11.32	(1.84)	262,319	0.62		0.80		1.75		24
Year ended 12/31/10	10.11	0.17	1.44	1.61	(0.01)	(0.00)	(0.01)	11.71	15.98	223,354	0.61		0.73		1.58		21
Series II(d)
Six months ended 06/30/15	19.08	0.12	0.03	0.15	—	—	—	19.23	0.79	1,768,446	1.02	(e)	1.08	(e)	1.27	(e)	9
Year ended 12/31/14	17.68	0.27	1.33	1.60	(0.20)	—	(0.20)	19.08	9.10	1,840,794	1.03		1.08		1.48		19
Year ended 12/31/13	13.22	0.17	4.52	4.69	(0.23)	—	(0.23)	17.68	35.65	1,916,026	1.01		1.09		1.11		11
Year ended 12/31/12	11.28	0.19	1.94	2.13	(0.19)	—	(0.19)	13.22	18.92	1,640,627	0.92		1.10		1.56		14
Year ended 12/31/11	11.67	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)	11.28	(2.11)	1,528,067	0.87		1.05		1.50		24
Year ended 12/31/10	10.10	0.14	1.44	1.58	(0.01)	(0.00)	(0.01)	11.67	15.70	1,664,751	0.86		0.98		1.32		21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $21,084,025 and sold of $6,434,519 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund.
(d)	On June 1, 2010, the Class I and Class II shares of the Predecessor Fund were reorganized into Series I and Series II shares, respectively of the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $348,357and $1,821,316 for Series I and Series II shares, respectively.

Invesco V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,009.40	$3.84	$1,020.98	$3.86	0.77%
Series II	1,000.00	1,007.90	5.08	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Comstock Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of, the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile for the one year period and in the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year

Invesco V.I. Comstock Fund

period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund and below the rate of an offshore fund advised by Invesco Advisers using a similar investment process. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of seven mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Comstock Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Core Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VICEQ-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.22%
Series II Shares	0.10
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 1000 Index▼ (Style-Specific Index)	1.71
Lipper VUF Large-Cap Core Funds Index■ (Peer Group Index)	1.70

Source(s): ▼FactSet Reseach Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns As of 6/30/15

Series I Shares
Inception (5/2/94)	8.32%
10 Years	7.70
5 Years	13.48
1 Year	-0.09

Series II Shares
Inception (10/24/01)	6.78%
10 Years	7.44
5 Years	13.20
1 Year	-0.33

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.90% and 1.15%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.92% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.54%
Advertising–1.14%
Publicis Groupe S.A. (France)	187,822	$13,873,336

Apparel, Accessories & Luxury Goods–2.15%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	77,377	13,558,172
PVH Corp.	110,505	12,730,176
		26,288,348

Asset Management & Custody Banks–1.70%
Northern Trust Corp.	272,105	20,805,148

Auto Parts & Equipment–1.19%
Johnson Controls, Inc.	293,862	14,554,985

Biotechnology–1.75%
Celgene Corp.(b)	184,672	21,373,014

Brewers–0.96%
Molson Coors Brewing Co.–Class B	168,718	11,778,204

Cable & Satellite–1.32%
Comcast Corp.–Class A	269,044	16,180,306

Casinos & Gaming–1.02%
Las Vegas Sands Corp.	236,574	12,436,695

Communications Equipment–4.57%
Cisco Systems, Inc.	584,320	16,045,427
F5 Networks, Inc.(b)	134,986	16,245,565
QUALCOMM, Inc.	376,658	23,590,091
		55,881,083

Consumer Finance–2.65%
American Express Co.	416,866	32,398,826

Department Stores–1.36%
Macy’s, Inc.	246,934	16,660,637

Distillers & Vintners–1.23%
Diageo PLC (United Kingdom)	517,521	15,001,542

Diversified Banks–2.96%
Svenska Handelsbanken AB–Class A (Sweden)	988,524	14,410,487
U.S. Bancorp	500,816	21,735,414
		36,145,901

Electric Utilities–0.99%
Duke Energy Corp.	170,556	12,044,665

Electrical Components & Equipment–1.64%
Eaton Corp. PLC	296,855	20,034,744

Electronic Manufacturing Services–2.34%
TE Connectivity Ltd. (Switzerland)	444,065	28,553,379

	Shares	Value
Food Retail–0.68%
Kroger Co. (The)	115,046	$8,341,985

Health Care Facilities–1.57%
HCA Holdings, Inc.(b)	212,080	19,239,898

Health Care Services–1.68%
Express Scripts Holding Co.(b)	231,277	20,569,776

Heavy Electrical Equipment–1.69%
ABB Ltd. (Switzerland)	984,698	20,622,940

Home Improvement Retail–1.21%
Lowe’s Cos., Inc.	220,948	14,796,888

Hypermarkets & Super Centers–0.75%
Wal-Mart Stores, Inc.	129,680	9,198,202

Industrial Conglomerates–1.71%
General Electric Co.	785,978	20,883,435

Industrial Machinery–4.39%
FANUC Corp. (Japan)	26,000	5,307,143
Illinois Tool Works Inc.	115,769	10,626,436
Sandvik AB (Sweden)	1,291,956	14,285,790
Stanley Black & Decker Inc.	222,653	23,432,002
		53,651,371

Insurance Brokers–2.29%
Marsh & McLennan Cos., Inc.	493,879	28,002,939

Internet Software & Services–0.76%
Google Inc.–Class C(b)	17,744	9,235,929

Investment Banking & Brokerage–1.50%
Charles Schwab Corp. (The)	561,307	18,326,674

IT Consulting & Other Services–1.77%
International Business Machines Corp.	132,589	21,566,927

Life Sciences Tools & Services–1.04%
Thermo Fisher Scientific, Inc.	97,904	12,704,023

Movies & Entertainment–1.22%
Twenty-First Century Fox, Inc.–Class A	459,611	14,958,040

Multi-Sector Holdings–2.08%
Berkshire Hathaway Inc.–Class A(b)	124	25,401,400

Oil & Gas Equipment & Services–1.12%
Halliburton Co.	318,040	13,697,983

Oil & Gas Exploration & Production–5.06%
Anadarko Petroleum Corp.	147,923	11,546,869
Cabot Oil & Gas Corp.	499,188	15,744,390
Concho Resources Inc.(b)	137,356	15,639,354
EOG Resources, Inc.	215,814	18,894,516
		61,825,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value
Packaged Foods & Meats–1.07%
Danone (France)	202,978	$13,124,324

Pharmaceuticals–14.23%
AbbVie Inc.	427,454	28,720,634
Allergan PLC(b)	67,254	20,408,899
Eli Lilly and Co.	257,154	21,469,787
GlaxoSmithKline PLC–ADR (United Kingdom)	338,356	14,092,527
Merck & Co., Inc.	328,981	18,728,888
Mylan N.V.(b)	87,781	5,956,819
Roche Holding AG (Switzerland)	83,323	23,394,473
Shire PLC–ADR (Ireland)	79,057	19,091,475
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	372,535	22,016,819
		173,880,321

Property & Casualty Insurance–4.17%
Allstate Corp. (The)	225,540	14,630,780
Progressive Corp. (The)	1,304,001	36,290,348
		50,921,128

Semiconductor Equipment–1.21%
Applied Materials, Inc.	766,873	14,739,299

Semiconductors–4.71%
Analog Devices, Inc.	471,838	30,284,922
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	27,234,361
		57,519,283

	Shares	Value
Systems Software–2.31%
Microsoft Corp.	343,026	$15,144,598
Oracle Corp.	325,909	13,134,133
		28,278,731

Technology Hardware, Storage & Peripherals–1.97%
EMC Corp.	909,937	24,013,237

Wireless Telecommunication Services–1.38%
Vodafone Group PLC–ADR (United Kingdom)	463,529	16,895,632
Total Common Stocks & Other Equity Interests (Cost $828,037,810)		1,106,406,307

Money Market Funds–9.79%
Liquid Assets Portfolio–Institutional Class(c)	59,837,757	59,837,757
Premier Portfolio–Institutional Class(c)	59,837,758	59,837,758
Total Money Market Funds (Cost $119,675,515)		119,675,515
TOTAL INVESTMENTS–100.33% (Cost $947,713,325)		1,226,081,822
OTHER ASSETS LESS LIABILITIES–(0.33)%		(4,080,326)
NET ASSETS–100.00%		$1,222,001,496

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Health Care	20.3%
Information Technology	19.6
Financials	17.3
Consumer Discretionary	12.5
Industrials	7.5
Energy	6.2
Consumer Staples	4.7
Telecommunication Services	1.4
Utilities	1.0
Money Market Funds Plus Other Assets Less Liabilities	9.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $828,037,810)	$1,106,406,307
Investments in affiliated money market funds, at value and cost	119,675,515
Total investments, at value (Cost $947,713,325)	1,226,081,822
Foreign currencies, at value (Cost $382,938)	384,211
Receivable for:
Investments sold	2,648,110
Fund shares sold	801,689
Dividends	3,140,424
Investment for trustee deferred compensation and retirement plans	438,364
Other assets	191
Total assets	1,233,494,811

Liabilities:
Payable for:
Investments purchased	9,292,713
Fund shares reacquired	787,059
Accrued fees to affiliates	872,212
Accrued trustees’ and officers’ fees and benefits	6,763
Accrued other operating expenses	35,963
Trustee deferred compensation and retirement plans	498,605
Total liabilities	11,493,315
Net assets applicable to shares outstanding	$1,222,001,496

Net assets consist of:
Shares of beneficial interest	$739,285,826
Undistributed net investment income	18,666,697
Undistributed net realized gain	185,685,990
Net unrealized appreciation	278,362,983
$1,222,001,496

Net Assets:
Series I	$1,028,950,419
Series II	$193,051,077

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	25,035,879
Series II	4,757,128
Series I:
Net asset value per share	$41.10
Series II:
Net asset value per share	$40.58

Investment income:
Dividends (net of foreign withholding taxes of $682,909)	$12,241,271
Dividends from affiliated money market funds	40,116
Total investment income	12,281,387

Expenses:
Advisory fees	3,817,783
Administrative services fees	1,649,714
Custodian fees	39,147
Distribution fees — Series II	237,942
Transfer agent fees	22,794
Trustees’ and officers’ fees and benefits	17,897
Other	24,093
Total expenses	5,809,370
Less: Fees waived	(101,314)
Net expenses	5,708,056
Net investment income	6,573,331

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $613,257)	67,022,973
Foreign currencies	(276,953)
66,746,020
Change in net unrealized appreciation (depreciation) of:
Investment securities	(70,052,659)
Foreign currencies	200,707
(69,851,952)
Net realized and unrealized gain (loss)	(3,105,932)
Net increase in net assets resulting from operations	$3,467,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$6,573,331	$12,706,538
Net realized gain	66,746,020	122,820,866
Change in net unrealized appreciation (depreciation)	(69,851,952)	(33,694,337)
Net increase in net assets resulting from operations	3,467,399	101,833,067

Distributions to shareholders from net investment income:
Series I	—	(9,589,714)
Series ll	—	(1,212,906)
Total distributions from net investment income	—	(10,802,620)

Distributions to shareholders from net realized gains:
Series l	—	(5,354,120)
Series ll	—	(863,267)
Total distributions from net realized gains	—	(6,217,387)

Share transactions–net:
Series l	(70,544,522)	(144,895,006)
Series ll	7,454,259	15,983,835
Net increase (decrease) in net assets resulting from share transactions	(63,090,263)	(128,911,171)
Net increase (decrease) in net assets	(59,622,864)	(44,098,111)

Net assets:
Beginning of period	1,281,624,360	1,325,722,471
End of period (includes undistributed net investment income of $18,666,697 and $12,093,366, respectively)	$1,222,001,496	$1,281,624,360

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Core Equity Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco V.I. Core Equity Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.65%
Over $250 million	0.60%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed

Invesco V.I. Core Equity Fund

below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $101,314.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $146,452 for accounting and fund administrative services and reimbursed $1,503,262 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $306 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During June 30, 2015, there were transfers from Level 1 to Level 2 of $57,576,494, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,126,860,481	$99,221,341	$—	$1,226,081,822

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities purchases of $270,833 and securities sales of $906,764, which resulted in net realized gains of $613,257.

Invesco V.I. Core Equity Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $260,675,990 and $304,863,043, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$287,480,446
Aggregate unrealized (depreciation) of investment securities	(13,044,524)
Net unrealized appreciation of investment securities	$274,435,922

Cost of investments for tax purposes is $951,645,900.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	530,214	$21,897,024	867,189	$35,223,181
Series II	378,692	15,455,450	844,518	33,538,747

Issued as reinvestment of dividends:
Series I	—	—	367,532	14,921,814
Series II	—	—	51,685	2,076,173

Reacquired:
Series I	(2,232,666)	(92,441,546)	(4,860,851)	(195,040,001)
Series II	(195,874)	(8,001,191)	(495,254)	(19,631,085)
Net increase (decrease) in share activity	(1,519,634)	$(63,090,263)	(3,225,181)	$(128,911,171)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$41.00	$0.22	$(0.12)	$0.10	$—	$—	$—	$41.10	0.24%	$1,028,950	0.87	%(d)	0.89	%(d)	1.09	%(d)	23%
Year ended 12/31/14	38.43	0.40	2.72	3.12	(0.35)	(0.20)	(0.55)	41.00	8.12	1,096,219	0.88		0.90		1.01		35
Year ended 12/31/13	30.14	0.31	8.47	8.78	(0.49)	—	(0.49)	38.43	29.25	1,167,023	0.88		0.90		0.89		25
Year ended 12/31/12	26.72	0.37	3.34	3.71	(0.29)	—	(0.29)	30.14	13.88	1,033,655	0.88		0.90		1.29		44
Year ended 12/31/11	27.03	0.24	(0.28)	(0.04)	(0.27)	—	(0.27)	26.72	(0.06)	1,091,171	0.87		0.89		0.86		35
Year ended 12/31/10	24.92	0.22	2.14	2.36	(0.25)	—	(0.25)	27.03	9.56	1,345,658	0.87		0.89		0.87		47
Series II
Six months ended 06/30/15	40.53	0.17	(0.12)	0.05	—	—	—	40.58	0.12	193,051	1.12	(d)	1.14	(d)	0.84	(d)	23
Year ended 12/31/14	38.03	0.30	2.67	2.97	(0.27)	(0.20)	(0.47)	40.53	7.82	185,406	1.13		1.15		0.76		35
Year ended 12/31/13	29.86	0.22	8.39	8.61	(0.44)	—	(0.44)	38.03	28.94	158,700	1.13		1.15		0.64		25
Year ended 12/31/12	26.51	0.30	3.31	3.61	(0.26)	—	(0.26)	29.86	13.61	109,213	1.13		1.15		1.04		44
Year ended 12/31/11	26.82	0.17	(0.27)	(0.10)	(0.21)	—	(0.21)	26.51	(0.29)	51,132	1.12		1.14		0.61		35
Year ended 12/31/10	24.75	0.15	2.12	2.27	(0.20)	—	(0.20)	26.82	9.25	35,025	1.12		1.14		0.62		47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,070,376 and $191,931 for Series I and Series II shares, respectively.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,002,20	$4.32	$1,020.48	$4.36	0.87%
Series II	1,000.00	1,001.00	5.56	1,019.24	5.61	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Large-Cap Core Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares

Invesco V.I. Core Equity Fund

of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one mutual fund advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Core Equity Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Core Plus Bond Fund
Effective April 30, 2015, Invesco V.I. Diversified Income Fund was renamed Invesco V.I. Core Plus Bond Fund.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VICPB-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.47%
Series II Shares	0.31
Barclays U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)*	-0.10
Barclays U.S. Credit Index▼ (Former Style-Specific Index)*	-0.78
Lipper VUF Core Plus Bond Funds Index¢ (Peer Group Index)*	0.12
Lipper VUF Corporate Debt BBB-Rated Funds Index¢ (Former Peer Group Index)*	-0.07
Source(s): ▼FactSet Research Systems Inc.; ¢Lipper Inc.

*	The Fund has elected to use the Barclays U.S. Aggregate Index rather than the Barclays U.S. Credit Index as its style-specific index because the Barclays U.S. Aggregate Index more closely represents the performance of the types of securities in which the Fund invests. Also, the Fund has elected to use the Lipper VUF Core Plus Bond Funds Index rather than the Lipper VUF Corporate Debt BBB-Rated Funds Index as its peer group index because the Lipper VUF Core Plus Bond Funds Index more closely represents the performance of the types of securities in which the Fund invests.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

The Lipper VUF Core Plus Bond Funds Index is an unmanaged index considered representative of variable insurance underlying funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging-market debt tracked by Lipper.

The Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.61% and 0.86%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.62% and 1.87%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Core Plus Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (5/5/93)	4.41%
10 Years	3.49
5 Years	6.07
1 Year	1.68

Series II Shares
Inception (3/14/02)	3.95%
10 Years	3.23
5 Years	5.78
1 Year	1.31

Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

  The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

Invesco V.I. Core Plus Bond Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Principal Amount	Value
Bonds and Notes–70.40%
Aerospace & Defense–1.25%
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$9,000	$9,630
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/25(b)	4,000	3,660
Unsec. Notes, 5.50%, 09/15/18(b)	2,000	1,990
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	3,000	2,955
Embraer Netherlands Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.05%, 06/15/25	5,000	4,989
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	105,000	102,091
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	60,000	64,048
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	6,000	6,135
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	7,000	6,983
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25(b)	8,000	8,000
		210,481

Agricultural & Farm Machinery–0.04%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	7,000	6,440

Agricultural Products–0.02%
Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	3,000	3,011

Airlines–1.83%
Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	4,000	4,430
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	10,000	10,749
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/16	85,769	91,344
Series 2009-2, Class B, Sec. Second Lien Global Pass Through Ctfs., 9.25%, 05/10/17	6,497	7,077
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/19	37,839	39,991
Latam Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1A, Sec. Pass Through Ctfs., 4.20%, 11/15/27(b)	104,000	103,149
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/22	50,000	51,031

	Principal Amount	Value
Airlines–(continued)
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 10/01/19	$865	$981
		308,752

Alternative Carriers–0.16%
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	12,000	12,000
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	15,000	15,225
		27,225

Apparel Retail–0.20%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	19,000	19,926
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	9,000	9,709
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	4,000	4,265
		33,900

Apparel, Accessories & Luxury Goods–0.04%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	7,000	7,236

Application Software–0.05%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	7,000	7,088
SS&C Technologies Holdings, Inc., Sr. Unsec. Notes, 5.88%, 07/15/23(b)	2,000	2,025
		9,113

Asset Management & Custody Banks–1.08%
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 7.75%, 11/01/17(c)	15,000	15,056
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	90,000	89,588
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	75,000	78,014
		182,658

Auto Parts & Equipment–0.25%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	12,000	12,795
Dana Holding Corp., Sr. Unsec. Notes, 5.50%, 12/15/24	5,000	4,963
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(b)	15,000	14,850
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	9,000	9,292
		41,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–0.98%
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	$80,000	$82,720
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	54,000	54,259
3.50%, 07/10/19	27,000	27,591
		164,570

Automotive Retail–0.10%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	12,000	13,379
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	3,000	2,996
		16,375

Broadcasting–0.11%
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	4,000	4,180
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 09/15/22	5,000	4,538
Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(b)	2,000	1,900
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	8,000	7,860
		18,478

Building Products–0.32%
Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	15,000	15,562
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	14,000	15,085
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	9,000	9,315
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	4,000	3,895
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	2,000	2,133
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	8,000	8,066
		54,056

Cable & Satellite–2.13%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	20,000	19,800
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	2,000	1,953
Cox Communications, Inc., Sr. Unsec. Notes, 9.38%, 01/15/19(b)	140,000	171,433
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	30,000	30,723
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/24	20,000	19,300
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	15,000	13,350

	Principal Amount	Value
Cable & Satellite–(continued)
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	$55,000	$61,413
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	40,953
		358,925

Casinos & Gaming–0.05%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	2,000	2,180
MGM Resorts International, Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	5,000	5,519
		7,699

Catalog Retail–1.57%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/25	80,000	77,156
4.85%, 04/01/24	52,000	51,967
5.45%, 08/15/34	150,000	136,246
		265,369

Commercial Printing–0.04%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	6,000	6,150

Communications Equipment–0.08%
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	13,000	13,455

Computer & Electronics Retail–0.06%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	12,000	10,605

Construction & Engineering–0.04%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	7,000	7,131

Construction Machinery & Heavy Trucks–0.48%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	18,000	18,900
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	20,000	20,600
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	3,000	3,000
6.75%, 06/15/21	5,000	5,206
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	16,000	15,360
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	15,000	15,487
5.38%, 03/01/25	3,000	3,053
		81,606

Construction Materials–0.16%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	15,000	14,869
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	3,000	3,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Construction Materials–(continued)
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	$2,000	$2,025
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	4,000	4,050
7.50%, 02/15/19(b)	3,000	3,037
		27,075

Consumer Finance–0.56%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	15,000	14,400
5.13%, 09/30/24	3,000	3,015
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	76,594
		94,009

Data Processing & Outsourced Services–0.28%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	30,820
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	15,000	16,912
		47,732

Diversified Banks–5.38%
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	200,000	193,278
Bank of America Corp., Series Z, Jr. Unsec. Sub. Notes, 6.50%(d)	85,000	88,400
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	150,000	165,200
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/25(b)	200,000	192,287
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	47,211
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00%(d)	120,000	119,700
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	40,000	39,250
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88%(d)	60,000	61,500
		906,826

Diversified Metals & Mining–1.58%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	25,456
Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	54,000	46,879
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 3.75%, 02/01/23	66,000	56,785
5.20%, 03/01/42	35,000	25,768
Sr. Unsec. Gtd. Yankee Notes, 4.50%, 01/15/21	116,000	111,474
		266,362

	Principal Amount	Value
Drug Retail–1.04%
CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	$155,124	$174,706

Electric Utilities–1.52%
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(b)(d)	100,000	101,520
Sr. Unsec. Notes, 6.00%, 01/22/14(b)	145,000	154,459
		255,979

Electrical Components & Equipment–0.03%
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	5,000	5,025

Environmental & Facilities Services–0.04%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	6,000	6,210

Food Retail–0.43%
Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 2.80%, 07/02/20(b)	45,000	44,959
3.95%, 07/15/25(b)	27,000	27,182
		72,141

Gas Utilities–0.07%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.75%, 01/15/22	3,000	3,045
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/23(b)	3,000	3,030
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	5,000	5,063
		11,138

General Merchandise Stores–0.14%
Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	23,000	24,207

Gold–0.68%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	75,000	71,272
Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	45,000	43,387
		114,659

Health Care Equipment–0.73%
Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	45,000	44,893
Sr. Unsec. Global Notes, 3.88%, 05/15/24	30,000	30,149
Universal Hospital Services Inc., Sec. Gtd. Second Lien Global Notes, 7.63%, 08/15/20	3,000	2,805
Zimmer Biomet Holdings, Inc., Sr. Unsec. Global Notes, 2.70%, 04/01/20	46,000	45,756
		123,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Health Care Facilities–0.69%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	$7,000	$7,140
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	6,917	7,332
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	18,000	19,485
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	9,000	9,785
6.50%, 02/15/20	19,000	21,268
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	4,000	4,175
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	5,000	5,087
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	12,000	12,090
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	10,000	10,525
8.13%, 04/01/22	15,000	16,500
Sr. Unsec. Notes, 6.75%, 06/15/23(b)	3,000	3,075
		116,462

Health Care REIT’s–0.45%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	75,797

Health Care Services–0.82%
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	83,000	79,308
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	15,000	15,450
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	7,000	7,604
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	35,000	35,553
		137,915

Health Care Supplies–0.01%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 6.38%, 07/01/23(b)	2,000	2,038

Home Improvement Retail–0.11%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	19,000	18,050

Homebuilding–1.34%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	23,000	21,562
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	20,000	20,275
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	6,000	6,180
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	10,000	9,137
8.00%, 11/01/19(b)	4,000	3,670

	Principal Amount	Value
Homebuilding–(continued)
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	$4,000	$4,140
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	5,000	4,944
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	165,000	141,072
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	2,000	2,153
Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(b)	3,000	3,008
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	10,000	10,100
		226,241

Hotels, Resorts & Cruise Lines–0.40%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	60,000	63,046
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	4,000	4,350
		67,396

Household Products–0.02%
Springs Industries, Inc., Sr. Sec. Global Bonds, 6.25%, 06/01/21	3,000	2,989

Independent Power Producers & Energy Traders–0.13%
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	2,000	2,130
Sr. Unsec. Global Notes, 5.38%, 01/15/23	14,000	13,702
5.50%, 02/01/24	6,000	5,865
		21,697

Industrial Machinery–0.53%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	5,000	5,100
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	75,000	67,157
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	16,000	16,700
		88,957

Industrial REIT’s–0.30%
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	49,000	50,290

Integrated Oil & Gas–0.16%
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	10,000	8,725
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 4.13%, 01/16/25	6,000	5,505
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	10,000	9,662
6.85%, 06/05/2115	3,000	2,479
		26,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–1.52%
AT&T Inc., Sr. Unsec. Global Notes, 4.50%, 05/15/35	$24,000	$22,072
4.75%, 05/15/46	44,000	40,153
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	99,510
Verizon Communications Inc., Sr. Unsec. Global Notes, 5.01%, 08/21/54	58,000	52,949
5.15%, 09/15/23	25,000	27,433
6.40%, 09/15/33	13,000	14,886
		257,003

Internet Retail–0.03%
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	5,000	5,213

Internet Software & Services–3.52%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	200,000	197,560
3.60%, 11/28/24(b)	200,000	191,989
4.50%, 11/28/34(b)	200,000	191,718
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	5,000	5,225
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	2,000	2,085
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	5,000	5,038
		593,615

Investment Banking & Brokerage–1.35%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/22(b)	74,000	76,413
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(d)	45,000	52,088
Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 5.15%, 05/22/45	45,000	43,338
Series L, Jr. Unsec. Sub. Notes, 5.70%(d)	55,000	55,412
		227,251

Life & Health Insurance–2.70%
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(d)	65,000	64,756
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	181,731
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	152,263
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	55,000	55,494
		454,244

Managed Health Care–0.29%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	49,053

	Principal Amount	Value
Marine–1.18%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	$12,000	$11,820
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Bonds, 4.25%, 05/05/25(b)	200,000	187,750
		199,570

Metal & Glass Containers–0.10%
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	14,000	14,140
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	3,000	3,000
		17,140

Movies & Entertainment–0.04%
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	7,000	6,991

Multi-Line Insurance–1.91%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	225,160
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	100,000	96,136
		321,296

Multi-Sector Holdings–0.44%
BNSF Railway Co., Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/28(b)	74,000	73,516

Multi-Utilities–0.41%
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	75,000	69,720

Office REIT’s–0.30%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	6,000	6,195
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	45,000	44,907
		51,102

Office Services & Supplies–0.21%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	35,000	35,315

Oil & Gas Drilling–0.46%
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	5,000	4,100
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	86,000	72,835
		76,935

Oil & Gas Equipment & Services–0.37%
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.38%, 06/26/26	6,000	5,963
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	13,000	12,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$6,000	$3,540
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	41,000	40,668
		62,781

Oil & Gas Exploration & Production–2.09%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	3,000	3,030
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	8,000	8,060
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	10,000	8,050
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.53%, 04/15/19(e)	19,000	17,480
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	4,925
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	5,000	4,900
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	7,000	6,934
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	2,000	2,000
5.50%, 04/01/23	9,000	9,045
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	9,000	8,100
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	12,000	11,910
KazMunaiGaz National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 4.88%, 05/07/25(b)	200,000	183,500
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,440
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	11,000	11,193
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	8,000	8,200
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	13,000	12,642
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	10,000	9,800
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(b)	6,000	5,490
Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	8,000	3,480
8.13%, 10/15/22	2,000	860
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	11,000	11,523
6.50%, 01/01/23	4,000	4,120
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	9,000	9,270
		352,952

	Principal Amount	Value
Oil & Gas Storage & Transportation–3.63%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	$13,000	$13,520
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	3,000	3,000
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 5.15%, 03/15/45	51,000	45,147
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	74,000	72,893
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	65,000	61,540
Kinder Morgan Energy Partners LP, Sr. Unsec. Gtd. Notes, 4.25%, 09/01/24	85,000	82,806
5.40%, 09/01/44	100,000	90,884
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	5,000	4,900
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	20,000	21,763
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 3.50%, 03/15/25	59,000	56,518
4.50%, 03/15/45	48,000	42,546
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,588
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	3,000	2,711
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	2,000	2,080
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	89,000	79,008
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	27,000	26,696
		611,600

Other Diversified Financial Services–0.99%
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	110,373
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	55,000	56,306
		166,679

Packaged Foods & Meats–0.24%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	21,000	21,656
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	3,000	3,068
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	3,000	3,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	$2,000	$2,090
6.63%, 08/15/22	4,000	4,260
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	6,000	6,367
		40,445

Paper Packaging–1.18%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	2,000	2,040
4.88%, 11/15/22	2,000	2,035
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	200,000	194,630
		198,705

Paper Products–0.53%
International Paper Co., Sr. Unsec. Global Notes, 3.80%, 01/15/26	18,000	17,694
5.15%, 05/15/46	63,000	60,827
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	5,000	5,288
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	5,000	5,163
		88,972

Pharmaceuticals–1.41%
AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/25	50,000	49,393
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/44	60,000	57,909
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	74,000	98,031
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	2,000	2,023
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	10,000	10,125
5.63%, 12/01/21(b)	14,000	14,367
5.88%, 05/15/23(b)	3,000	3,090
Sr. Unsec. Notes, 6.13%, 04/15/25(b)	3,000	3,105
		238,043

Property & Casualty Insurance–2.20%
Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/53	75,000	79,687
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	189,828
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	45,000	54,000
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	47,611
		371,126

Publishing–0.01%
Tribune Media Co. (The), Sr. Unsec. Gtd. Notes, 5.88%, 07/15/22(b)	2,000	2,030

	Principal Amount	Value
Railroads–0.30%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/25	$52,000	$49,793

Real Estate Development–0.03%
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	5,000	4,856

Real Estate Services–0.02%
Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	4,000	4,030

Regional Banks–1.56%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	3,000	2,985
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50%(b)(d)	110,000	106,975
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/24	55,000	56,853
Series J, Jr. Unsec. Sub. Bonds, 4.90%(d)	45,000	43,088
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	38,928
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(d)	5,000	5,056
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	8,000	9,040
		262,925

Reinsurance–0.38%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	60,000	63,972

Renewable Electricity–0.25%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	36,000	35,486
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	7,000	7,175
		42,661

Residential REIT’s–0.68%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	115,000	115,261

Restaurants–0.77%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	117,000	120,802
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(b)	2,000	1,983
Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(b)	7,000	7,332
		130,117

Security & Alarm Services–0.04%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	7,000	7,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Semiconductor Equipment–0.01%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$2,000	$2,035

Semiconductors–1.37%
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	17,000	17,510
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	5,000	4,819
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	200,000	208,500
		230,829

Specialized Consumer Services–0.05%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	8,000	8,140

Specialized Finance–2.73%
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/21	6,000	6,075
5.50%, 02/15/22	5,000	5,138
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	45,000	49,908
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	10,000	10,825
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	110,000	123,685
Sr. Unsec. Global Notes, 2.75%, 07/15/19	45,000	45,439
4.88%, 02/15/24	158,000	170,028
5.25%, 07/15/44	35,000	35,951
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	13,000	13,228
		460,277

Specialized REIT’s–2.09%
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	9,000	9,113
Sr. Unsec. Notes, 4.88%, 04/15/22	9,000	9,090
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/25	43,000	42,370
7.75%, 07/15/20	245,000	291,062
		351,635

Specialty Chemicals–0.06%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	10,000	9,925

Specialty Stores–0.17%
Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/24	29,000	28,493

Steel–0.23%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 02/25/22	5,000	5,425

	Principal Amount	Value
Steel–(continued)
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	$17,000	$12,091
8.25%, 11/01/19(b)	4,000	3,410
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	2,000	2,013
5.50%, 10/01/24	9,000	9,045
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	7,000	7,096
		39,080

Technology Hardware, Storage & Peripherals–0.49%
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	45,000	44,944
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	38,000	37,335
		82,279

Tobacco–1.20%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	55,000	59,610
B.A.T. International Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 2.75%, 06/15/20(b)	35,000	35,178
Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/44	72,000	67,410
Reynolds American, Inc., Sr. Unsec. Gtd. Global Notes, 4.45%, 06/12/25	39,000	39,727
		201,925

Trading Companies & Distributors–0.57%
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	85,000	86,009
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	10,000	10,175
		96,184

Wireless Telecommunication Services–1.81%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(b)	120,000	131,197
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	48,299
4.50%, 03/15/43	30,000	27,758
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	18,000	17,595
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	15,000	12,975
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/21	2,000	2,365
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	27,000	29,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/25	$10,000	$9,450
7.88%, 09/15/23	6,000	5,865
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/25	20,000	20,500
		305,468
Total Bonds and Notes (Cost $11,691,443)		11,867,630

U.S. Government Sponsored Agency Mortgage-Backed Securities–29.54%
Collateralized Mortgage Obligations–0.61%
Ginnie Mae REMICs, 1.59%, 09/20/64, IO(e)	340,670	37,269
1.69%, 12/20/64, IO(e)	576,333	65,918
		103,187

Federal Home Loan Mortgage Corp. (FHLMC)–6.20%
Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	2,636	3,007
6.00%, 05/01/17 to 12/01/31	29,631	33,370
5.50%, 09/01/17	3,742	3,862
Pass Through Ctfs., TBA, 4.00%, 07/01/45(f)	950,000	1,004,718
		1,044,957

Federal National Mortgage Association (FNMA)–20.81%
Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	11,724	12,472
6.50%, 05/01/16 to 09/01/31	1,760	2,007
5.00%, 11/01/18	7,511	7,961
7.50%, 04/01/29	3,717	4,222
8.00%, 04/01/32	1,235	1,247
Pass Through Ctfs., TBA, 2.50%, 07/01/30(f)	206,000	208,512
3.00%, 07/01/30 to 07/01/45(f)	655,000	659,760
4.50%, 07/01/44(f)	600,000	648,750
3.50%, 07/01/45 to 08/01/45(f)	1,908,000	1,963,714
		3,508,645

Government National Mortgage Association (GNMA)–1.92%
Pass Through Ctfs., 7.50%, 06/15/23	3,509	3,837
8.50%, 11/15/24	1,243	1,248
7.00%, 07/15/31 to 08/15/31	1,409	1,667
6.50%, 11/15/31 to 03/15/32	2,869	3,282
6.00%, 11/15/32	1,325	1,546
Pass Through Ctfs., TBA, 3.50%, 07/01/45(f)	300,000	311,379
		322,959
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,010,634)		4,979,748

	Principal Amount	Value
U.S. Treasury Securities–9.64%
U.S. Treasury Bills–0.50%
0.00%, 08/20/15(g)(h)	$45,000	$45,000
0.08%, 08/20/15(g)(h)	25,000	25,000
0.09%, 08/20/15(g)(h)	15,000	15,000
		85,000

U.S. Treasury Notes–6.38%
1.63%, 06/30/20	443,900	443,537
2.13%, 05/15/25	644,700	631,946
		1,075,483

U.S. Treasury Bonds–2.76%
2.50%, 02/15/45	530,900	465,318
Total U.S. Treasury Securities (Cost $1,634,631)		1,625,801

Asset-Backed Securities–6.48%
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.09%, 05/15/32(b)(e)	230,000	230,580
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(e)	136,119	137,636
Commercial Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.34%, 10/13/28(b)(e)	100,000	99,961
Series 2015-CR23, Class CMB, Pass Through Ctfs., 3.81%, 05/10/48(b)	150,000	152,960
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.72%, 09/26/34(b)(e)	15,630	15,679
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.03%, 04/19/36(e)	148,878	134,170
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 0.73%, 07/20/22(b)(e)	250,000	240,629
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(e)	79,911	80,490
Total Asset-Backed Securities (Cost $1,077,623)		1,092,105

	Shares
Preferred Stocks–1.11%
Investment Banking & Brokerage–0.79%
Morgan Stanley, Series F, 6.88% Pfd.	5,000	133,400

Reinsurance–0.32%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	2,000	54,460
Total Preferred Stocks (Cost $175,000)		187,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Municipal Obligations–0.94%
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(i)	$65,000	$41,600
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20	55,000	55,961
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	50,000	60,134
Total Municipal Obligations (Cost $169,523)		157,695

	Shares
Common Stocks & Other Equity Interests–0.01%
Broadcasting–0.01%
Adelphia Communications Corp.(j)	900	675
Adelphia Recovery Trust–Series ACC-1(j)	87,412	175
		850

	Shares	Value
Paper Products–0.00%
Verso Corp.(k)	53	$35
Total Common Stocks & Other Equity Interests (Cost $22,352)		885

Money Market Funds–9.40%
Liquid Assets Portfolio–Institutional Class(l)	792,178	792,178
Premier Portfolio–Institutional Class(l)	792,178	792,178
Total Money Market Funds (Cost $1,584,356)		1,584,356
TOTAL INVESTMENTS–127.52% (Cost $21,365,562)		21,496,080
OTHER ASSETS LESS LIABILITIES–(27.52)%		(4,638,956)
NET ASSETS–100.00%		$16,857,124

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
IO	– Interest Only
Jr.	– Junior

Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $5,424,382, which represented 32.18% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—	8.50%

(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2015.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2015 represented less than 1% of the Fund’s Net Assets.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments,

as of June 30, 2015

Bonds and Notes	55.2%
U.S. Government Sponsored Agency Mortgage-Backed Securities	23.2
U.S. Treasury Securities	7.5
Asset-Backed Securities	5.1
Security Types Each Less Than 1% of Portfolio	1.6
Money Market Funds	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $19,781,206)	$19,911,724
Investments in affiliated money market funds, at value and cost	1,584,356
Total investments, at value (Cost $21,365,562)	21,496,080
Cash	190,754
Receivable for:
Investments sold	300,076
Variation margin — futures	816
Fund shares sold	6,880
Dividends and interest	190,497
Principal paydowns	835
Premiums paid on swap agreements	7,950
Investment for trustee deferred compensation and retirement plans	63,805
Other assets	369
Total assets	22,258,062

Liabilities:
Payable for:
Investments purchased	5,259,563
Fund shares reacquired	1,847
Swaps payable	62
Accrued fees to affiliates	10,679
Accrued trustees’ and officers’ fees and benefits	4,284
Accrued other operating expenses	47,667
Trustee deferred compensation and retirement plans	65,876
Unrealized depreciation on swap agreements — OTC	10,960
Total liabilities	5,400,938
Net assets applicable to shares outstanding	$16,857,124

Net assets consist of:
Shares of beneficial interest	$23,462,440
Undistributed net investment income	984,851
Undistributed net realized gain (loss)	(7,784,505)
Net unrealized appreciation	194,338
$16,857,124

Net Assets:
Series I	$16,697,733
Series II	$159,391

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,601,833
Series II	24,985
Series I:
Net asset value per share	$6.42
Series II:
Net asset value per share	$6.38

Investment income:
Interest	$403,935
Dividends	5,847
Dividends from affiliated money market funds	227
Total investment income	410,009

Expenses:
Advisory fees	48,094
Administrative services fees	42,649
Custodian fees	11,414
Distribution fees — Series II	201
Transfer agent fees	4,307
Trustees’ and officers’ fees and benefits	10,619
Professional services fees	22,242
Other	18,392
Total expenses	157,918
Less: Fees waived and expenses reimbursed	(96,454)
Net expenses	61,464
Net investment income	348,545

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	235,910
Futures contracts	12,842
Swap agreements	(3,189)
245,563
Change in net unrealized appreciation (depreciation) of:
Investment securities	(606,484)
Futures contracts	93,251
Swap agreements	2,592
(510,641)
Net realized and unrealized gain (loss)	(265,078)
Net increase in net assets resulting from operations	$83,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$348,545	$774,721
Net realized gain	245,563	520,545
Change in net unrealized appreciation (depreciation)	(510,641)	231,954
Net increase in net assets resulting from operations	83,467	1,527,220

Distributions to shareholders from net investment income:
Series I	—	(933,648)
Series ll	—	(7,576)
Total distributions from net investment income	—	(941,224)

Share transactions–net:
Series l	(1,206,715)	(2,430,969)
Series ll	(1,648)	(16,001)
Net increase (decrease) in net assets resulting from share transactions	(1,208,363)	(2,446,970)
Net increase (decrease) in net assets	(1,124,896)	(1,860,974)

Net assets:
Beginning of period	17,982,020	19,842,994
End of period (includes undistributed net investment income of $984,851 and $636,306, respectively)	$16,857,124	$17,982,020

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Plus Bond Fund, formerly Invesco V.I. Diversified Income Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Core Plus Bond Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Core Plus Bond Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible

Invesco V.I. Core Plus Bond Fund

bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

Effective April 30, 2015, the Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

Prior to April 30, 2015, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Over $250 million	0.55%

Invesco V.I. Core Plus Bond Fund

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.55%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective April 30, 2015, the Adviser has contractually agreed, through at least April 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and Series II shares to 0.86% of average daily net assets. Prior to April 30, 2015, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees and reimbursed Fund level expenses of $96,454.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $17,854 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Core Plus Bond Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,772,251	$850	$—	$1,773,101
U.S. Treasury Securities	—	1,625,801	—	1,625,801
Corporate Debt Securities	—	11,867,630	—	11,867,630
U.S. Government Sponsored Agency Securities	—	4,979,748	—	4,979,748
Asset-Backed Securities	—	1,092,105	—	1,092,105
Municipal Obligations	—	157,695	—	157,695
	1,772,251	19,723,829	—	21,496,080
Futures Contracts*	74,780	—	—	74,780
Swap Agreements*	—	(10,960)	—	(10,960)
Total Investments	$1,847,031	$19,712,869	$—	$21,559,900

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(10,960)
Interest rate risk:
Futures contracts(b)	75,722	(942)
Total	$75,722	$(11,902)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements—OTC.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(3,189)
Interest rate risk	12,842	—
Change in Net Unrealized Appreciation:
Credit risk	—	2,592
Interest rate risk	93,251	—
Total	$106,093	$(597)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$7,176,154	$250,000

Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	6	September-2015	1,313,625	$2,049
U.S. Treasury 5 Year Notes	Long	13	September-2015	1,550,352	(942)
U.S. Treasury Long Bonds	Short	1	September-2015	(150,844)	3,904
U.S. Ultra Bond	Short	9	September-2015	(1,386,563)	50,043
U.S. Treasury 10 Year Notes	Short	21	September-2015	(2,649,609)	19,726
Total Futures Contracts — Interest Rate Risk					$74,780

Open Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.39%	$250,000	$7,950	$(10,960)

(a)	Implied credit spreads represent the current level as of June 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Merrill Lynch	$7,950	$(7,950)	$—	$—	$—	$—

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Merrill Lynch	$11,022	$(7,950)	$3,072	$—	$—	$3,072

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Core Plus Bond Fund

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$683,517	$—	$683,517
December 31, 2017	7,359,092	—	7,359,092
	$8,042,609	$—	$8,042,609

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $25,454,254 and $24,463,210, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $9,222,954 and $8,153,015, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$471,958
Aggregate unrealized (depreciation) of investment securities	(341,517)
Net unrealized appreciation of investment securities	$130,441

Cost of investments for tax purposes is $21,365,639.

Invesco V.I. Core Plus Bond Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	37,627	$244,895	102,838	$668,280
Series II	—	—	1,535	10,010

Issued as reinvestment of dividends:
Series I	—	—	147,963	933,648
Series II	—	—	1,128	7,097

Reacquired:
Series I	(223,134)	(1,451,610)	(622,528)	(4,032,897)
Series II	(255)	(1,648)	(5,168)	(33,108)
Net increase (decrease) in share activity	(185,762)	$(1,208,363)	(374,232)	$(2,446,970)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$6.39	$0.13	$(0.10)	$0.03	$—	$6.42	0.47%	$16,698	0.70	%(d)	1.80	%(d)	3.99	%(d)	177%
Year ended 12/31/14	6.23	0.26	0.24	0.50	(0.34)	6.39	8.03	17,821	0.75		1.77		4.04		255
Year ended 12/31/13	6.54	0.27	(0.27)	0.00	(0.31)	6.23	0.05	19,671	0.75		1.76		4.18		150
Year ended 12/31/12	6.19	0.27	0.39	0.66	(0.31)	6.54	10.71	22,741	0.75		1.49		4.19		66
Year ended 12/31/11	6.10	0.29	0.13	0.42	(0.33)	6.19	7.02	22,333	0.75		1.46		4.71		59
Year ended 12/31/10	5.88	0.31	0.28	0.59	(0.37)	6.10	10.05	23,229	0.75		1.36		5.03		87
Series II
Six months ended 06/30/15	6.36	0.12	(0.10)	0.02	—	6.38	0.31	159	0.95	(d)	2.05	(d)	3.74	(d)	177
Year ended 12/31/14	6.19	0.24	0.24	0.48	(0.31)	6.36	7.85	161	1.00		2.02		3.79		255
Year ended 12/31/13	6.50	0.25	(0.27)	(0.02)	(0.29)	6.19	(0.26)	172	1.00		2.01		3.93		150
Year ended 12/31/12	6.16	0.25	0.38	0.63	(0.29)	6.50	10.38	277	1.00		1.74		3.94		66
Year ended 12/31/11	6.07	0.28	0.13	0.41	(0.32)	6.16	6.72	227	1.00		1.71		4.46		59
Year ended 12/31/10	5.85	0.29	0.28	0.57	(0.35)	6.07	9.70	232	1.00		1.61		4.78		87

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,469 and $162 for Series I and Series II shares, respectively.

Invesco V.I. Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/15)	Expenses Paid During Period[2,4]
Series I	$1,000.00	$1,004.70	$3.48	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,003.10	4.72	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2015, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II to 0.61% and 0.86% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.61% and 0.86% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.03 and $4.27 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.06 and $4.31for Series I and Series II shares, respectively.

Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco V.I. Core Plus Bond Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Core Plus Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Annuity Underlying Funds Corporate Debt BBB-Rated Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three, and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the

Invesco V.I. Core Plus Bond Fund

performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of two funds, one an open end fund and the other a closed end fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco

Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. Core Plus Bond Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Diversified Dividend Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIDDI-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	2.11%
Series II Shares	2.03
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 1000 Value Index▼ (Style-Specific Index)	-0.61
Lipper VUF Large-Cap Value Funds Index■ (Peer Group Index)	0.95
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (3/1/90)	8.15%
10 Years	6.89
5 Years	16.40
1 Year	6.56

Series II Shares
Inception (6/5/00)	5.21%
10 Years	6.62
5 Years	16.09
1 Year	6.31

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Diversified Dividend Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.73% and 0.98%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.74% and 0.99%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.88%
Aerospace & Defense–3.34%
General Dynamics Corp.	60,627	$8,590,240
Raytheon Co.	68,169	6,522,410
		15,112,650

Air Freight & Logistics–0.73%
United Parcel Service, Inc.–Class B	33,824	3,277,884

Apparel Retail–0.95%
Guess?, Inc.	62,569	1,199,448
TJX Cos., Inc. (The)	47,086	3,115,680
		4,315,128

Apparel, Accessories & Luxury Goods–1.71%
Coach, Inc.	111,317	3,852,681
Columbia Sportswear Co.	64,027	3,871,073
		7,723,754

Asset Management & Custody Banks–2.20%
Federated Investors, Inc.–Class B	159,129	5,329,230
Legg Mason, Inc.	89,714	4,622,963
		9,952,193

Auto Parts & Equipment–0.87%
Johnson Controls, Inc.	78,957	3,910,740

Brewers–2.30%
Heineken N.V. (Netherlands)	136,607	10,401,591

Building Products–1.24%
Masco Corp.	210,508	5,614,248

Construction Machinery & Heavy Trucks–0.92%
Joy Global Inc.	115,249	4,172,014

Data Processing & Outsourced Services–0.93%
Automatic Data Processing, Inc.	52,544	4,215,605

Department Stores–1.06%
Marks & Spencer Group PLC (United Kingdom)	568,647	4,795,371

Drug Retail–2.10%
Walgreens Boots Alliance, Inc.	112,478	9,497,642

Electric Utilities–7.46%
American Electric Power Co., Inc.	94,250	4,992,422
Duke Energy Corp.	84,106	5,939,566
Entergy Corp.	38,636	2,723,838
Exelon Corp.	220,918	6,941,243
Pepco Holdings, Inc.	230,157	6,200,430
PPL Corp.	235,795	6,948,879
		33,746,378

Food Distributors–1.54%
Sysco Corp.	192,642	6,954,376

Gas Utilities–0.88%
AGL Resources Inc.	85,632	3,987,026

General Merchandise Stores–1.92%
Target Corp.	106,612	8,702,738

	Shares	Value
Health Care Equipment–1.25%
Stryker Corp.	58,975	$5,636,241

Heavy Electrical Equipment–1.16%
ABB Ltd. (Switzerland)	250,833	5,253,300

Hotels, Resorts & Cruise Lines–1.92%
Accor S.A. (France)	105,010	5,312,029
Marriott International Inc.–Class A	45,392	3,376,711
		8,688,740

Household Products–2.88%
Kimberly-Clark Corp.	59,708	6,327,257
Procter & Gamble Co. (The)	85,818	6,714,400
		13,041,657

Housewares & Specialties–1.88%
Newell Rubbermaid Inc.	206,238	8,478,452

Industrial Machinery–0.84%
Pentair PLC (United Kingdom)	55,119	3,789,431

Integrated Oil & Gas–2.58%
Royal Dutch Shell PLC–Class B (United Kingdom)	183,336	5,213,969
TOTAL S.A. (France)	132,798	6,462,483
		11,676,452

Integrated Telecommunication Services–3.31%
AT&T Inc.	281,632	10,003,568
Deutsche Telekom AG (Germany)	289,172	4,981,494
		14,985,062

Investment Banking & Brokerage–1.26%
Charles Schwab Corp. (The)	174,973	5,712,868

Life & Health Insurance–1.91%
Lincoln National Corp.	57,312	3,394,017
StanCorp Financial Group, Inc.	69,095	5,224,273
		8,618,290

Motorcycle Manufacturers–0.26%
Harley-Davidson, Inc.	21,187	1,193,887

Movies & Entertainment–1.04%
Time Warner Inc.	53,886	4,710,175

Multi-Line Insurance–1.00%
Hartford Financial Services Group, Inc. (The)	109,169	4,538,155

Multi-Utilities–2.67%
Consolidated Edison, Inc.	101,088	5,850,973
Dominion Resources, Inc.	41,300	2,761,731
Sempra Energy	34,952	3,458,151
		12,070,855

Oil & Gas Drilling–1.11%
Nabors Industries Ltd.	348,645	5,030,947

Oil & Gas Equipment & Services–1.12%
Baker Hughes Inc.	82,395	5,083,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–10.25%
Campbell Soup Co.	245,840	$11,714,276
General Mills, Inc.	275,821	15,368,746
Kraft Foods Group, Inc.	128,758	10,962,456
Mead Johnson Nutrition Co.	31,449	2,837,329
Mondelez International Inc.–Class A	133,706	5,500,665
		46,383,472

Paper Packaging–1.31%
Avery Dennison Corp.	49,347	3,007,206
Sonoco Products Co.	68,469	2,934,582
		5,941,788

Paper Products–0.48%
International Paper Co.	45,502	2,165,440

Personal Products–0.71%
L’Oreal S.A. (France)	17,974	3,206,562

Pharmaceuticals–4.54%
Bristol-Myers Squibb Co.	56,484	3,758,445
Eli Lilly and Co.	114,077	9,524,289
Johnson & Johnson	51,981	5,066,068
Novartis AG (Switzerland)	22,202	2,193,072
		20,541,874

Property & Casualty Insurance–0.75%
Travelers Cos., Inc. (The)	34,998	3,382,907

Regional Banks–7.19%
Cullen/Frost Bankers, Inc.	22,086	1,735,518
Fifth Third Bancorp	184,717	3,845,808
KeyCorp	545,538	8,193,981
M&T Bank Corp.	36,652	4,578,934
SunTrust Banks, Inc.	85,512	3,678,726
Zions Bancorp.	330,865	10,500,001
		32,532,968

	Shares	Value
Restaurants–1.75%
Darden Restaurants, Inc.	111,241	$7,907,010

Semiconductors–1.14%
Linear Technology Corp.	89,175	3,944,210
Texas Instruments Inc.	23,285	1,199,411
		5,143,621

Soft Drinks–2.15%
Coca-Cola Co. (The)	248,350	9,742,771

Specialized REIT’s–0.51%
Weyerhaeuser Co.	72,800	2,293,200

Systems Software–0.36%
Microsoft Corp.	36,288	1,602,115

Thrifts & Mortgage Finance–1.47%
Hudson City Bancorp, Inc.	673,231	6,651,522

Tobacco–1.93%
Altria Group, Inc.	90,788	4,440,441
Philip Morris International Inc.	53,408	4,281,719
		8,722,160
Total Common Stocks & Other Equity Interests (Cost $299,948,016)		411,105,032

Money Market Funds–7.56%
Liquid Assets Portfolio–Institutional Class(b)	17,090,484	17,090,484
Premier Portfolio–Institutional Class(b)	17,090,484	17,090,484
Total Money Market Funds (Cost $34,180,968)		34,180,968
TOTAL INVESTMENTS–98.44% (Cost $334,128,984)		445,286,000
OTHER ASSETS LESS LIABILITIES–1.56%		7,067,887
NET ASSETS–100.00%		$452,353,887

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Consumer Staples	23.9%
Financials	16.3
Consumer Discretionary	13.4
Utilities	11.0
Industrials	8.2
Health Care	5.8
Energy	4.8
Telecommunication Services	3.3
Information Technology	2.4
Materials	1.8
Money Market Funds Plus Other Assets Less Liabilities	9.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $299,948,016)	$411,105,032
Investments in affiliated money market funds, at value and cost	34,180,968
Total investments, at value (Cost $334,128,984)	445,286,000
Foreign currencies, at value (Cost $399,638)	393,973
Receivable for:
Investments sold	577,839
Fund shares sold	6,568,592
Dividends	884,880
Investment for trustee deferred compensation and retirement plans	79,058
Total assets	453,790,342

Liabilities:
Payable for:
Investments purchased	829,411
Fund shares reacquired	179,690
Accrued fees to affiliates	261,647
Accrued trustees’ and officers’ fees and benefits	5,079
Accrued other operating expenses	36,786
Trustee deferred compensation and retirement plans	109,976
Unrealized depreciation on forward foreign currency contracts outstanding	13,866
Total liabilities	1,436,455
Net assets applicable to shares outstanding	$452,353,887

Net assets consist of:
Shares of beneficial interest	$349,595,082
Undistributed net investment income	11,008,881
Undistributed net realized gain (loss)	(19,389,785)
Net unrealized appreciation	111,139,709
$452,353,887

Net Assets:
Series I	$336,124,044
Series II	$116,229,843

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	14,180,821
Series II	4,930,142
Series I:
Net asset value per share	$23.70
Series II:
Net asset value per share	$23.58

Investment income:
Dividends (net of foreign withholding taxes of $77,484)	$5,760,585
Dividends from affiliated money market funds	9,063
Total investment income	5,769,648

Expenses:
Advisory fees	1,077,130
Administrative services fees	417,929
Custodian fees	16,272
Distribution fees — Series II	137,130
Transfer agent fees	13,406
Trustees’ and officers’ fees and benefits	13,727
Other	24,336
Total expenses	1,699,930
Less: Fees waived	(19,739)
Net expenses	1,680,191
Net investment income	4,089,457

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	8,844,142
Foreign currencies	(8,432)
Forward foreign currency contracts	1,560,485
10,396,195
Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,014,048)
Foreign currencies	436
Forward foreign currency contracts	(429,114)
(5,442,726)
Net realized and unrealized gain	4,953,469
Net increase in net assets resulting from operations	$9,042,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$4,089,457	$7,354,416
Net realized gain	10,396,195	27,832,198
Change in net unrealized appreciation (depreciation)	(5,442,726)	15,137,416
Net increase in net assets resulting from operations	9,042,926	50,324,030

Distributions to shareholders from net investment income:
Series I	—	(5,512,687)
Series ll	—	(1,491,240)
Total distributions from net investment income	—	(7,003,927)

Share transactions–net:
Series l	(1,214,513)	(24,086,977)
Series ll	8,342,383	(2,258,538)
Net increase (decrease) in net assets resulting from share transactions	7,127,870	(26,345,515)
Net increase in net assets	16,170,796	16,974,588

Net assets:
Beginning of period	436,183,091	419,208,503
End of period (includes undistributed net investment income of $11,008,881 and $6,919,424, respectively)	$452,353,887	$436,183,091

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Diversified Dividend Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Diversified Dividend Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.545%
Next $750 million	0.42%
Next $1 billion	0.395%
Over $2 billion	0.37%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed

Invesco V.I. Diversified Dividend Fund

below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $19,739.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $52,979 for accounting and fund administrative services and reimbursed $364,950 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $46 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $29,164,546 and from Level 2 to Level 1 of $4,981,494, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$410,907,485	$34,378,515	$—	$445,286,000
Forward Foreign Currency Contracts*	—	(13,866)	—	(13,866)
Total Investments	$410,907,485	$34,364,649	$—	$445,272,134

*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Dividend Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$(13,866)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$1,560,485
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(429,114)
Total	$1,131,371

The table below summarizes the six month average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$14,497,947

	Open Forward Foreign Currency Contracts at Period End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/17/15	Citigroup Global Markets Inc.	EUR	6,714,563	USD	7,481,367	$7,488,298	$(6,931)
07/17/15	Deutsche Bank Securities Inc.	EUR	6,809,992	USD	7,587,788	7,594,723	(6,935)
Total Forward Foreign Currency Contracts — Currency Risk							$(13,866)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Citigroup Global Markets Inc.	$(6,931)	$—	$(6,931)	$—	$—	$(6,931)
Deutsche Bank Securities Inc.	(6,935)	—	(6,935)	—	—	(6,935)
Total	$(13,866)	$—	$(13,866)	$—	$—	$(13,866)

Invesco V.I. Diversified Dividend Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$2,667,775	$—	$2,667,775
December 31, 2017	26,081,934	—	26,081,934
	$28,749,709	$—	$28,749,709

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $19,114,441 and $22,996,550, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$119,790,996
Aggregate unrealized (depreciation) of investment securities	(255,002)
Net unrealized appreciation of investment securities	$119,535,994

Cost of investments for tax purposes is $334,750,006.

Invesco V.I. Diversified Dividend Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	1,364,845	$32,296,852	2,417,493	$53,705,907
Series II	784,900	18,508,400	860,331	18,781,741

Issued as reinvestment of dividends:
Series I	—	—	252,066	5,512,687
Series II	—	—	68,405	1,491,240

Reacquired:
Series I	(1,418,702)	(33,511,365)	(3,800,793)	(83,305,571)
Series II	(432,864)	(10,166,017)	(1,033,108)	(22,531,519)
Net increase (decrease) in share activity	298,179	$7,127,870	(1,235,606)	$(26,345,515)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$23.21	$0.23	$0.26	$0.49	$—	$23.70	2.11%	$336,124	0.70	%(d)	0.71	%(d)	1.93	%(d)	5%
Year ended 12/31/14	20.93	0.40	2.26	2.66	(0.38)	23.21	12.83	330,370	0.72		0.73		1.80		6
Year ended 12/31/13	16.34	0.33	4.70	5.03	(0.44)	20.93	31.04	321,581	0.71		0.72		1.76		20
Year ended 12/31/12	14.04	0.35	2.27	2.62	(0.32)	16.34	18.72	271,407	0.67		0.68		2.29		11
Year ended 12/31/11	14.24	0.31	(0.27)	0.04	(0.24)	14.04	0.20	253,850	0.66		0.67		2.24		38
Year ended 12/31/10	13.13	0.21	1.14	1.35	(0.24)	14.24	10.48	179,518	0.68		0.79		1.59		78
Series II
Six months ended 06/30/15	23.11	0.20	0.27	0.47	—	23.58	2.03	116,230	0.95	(d)	0.96	(d)	1.68	(d)	5
Year ended 12/31/14	20.85	0.34	2.25	2.59	(0.33)	23.11	12.54	105,813	0.97		0.98		1.55		6
Year ended 12/31/13	16.28	0.29	4.69	4.98	(0.41)	20.85	30.76	97,628	0.96		0.97		1.51		20
Year ended 12/31/12	14.00	0.31	2.26	2.57	(0.29)	16.28	18.37	72,641	0.92		0.93		2.04		11
Year ended 12/31/11	14.20	0.28	(0.28)	0.00	(0.20)	14.00	(0.06)	68,424	0.91		0.92		1.99		38
Year ended 12/31/10	13.09	0.19	1.12	1.31	(0.20)	14.20	10.20	51,394	0.93		1.04		1.34		78

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $134,975,378 and sold of $57,441,776 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Financial Services Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $332,151 and $110,614 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,021.10	$3.51	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,020.30	4.76	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Diversified Dividend Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The

Invesco V.I. Diversified Dividend Fund

Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund and below the rate of an offshore fund advised by Invesco Advisers using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Diversified Dividend Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc. MS-VIEWSP-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.45%
Series II Shares	0.31
S&P 500 Index▼ (Broad Market Index)	1.23
S&P 500 Equal Weight Index▼ (Style-Specific Index)	0.70
Lipper VUF Multi-Cap Core Funds Index■ (Peer Group Index)	1.71
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core variable insurance underlying funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (11/9/94)	10.88%
10 Years	9.19
5 Years	17.90
1 Year	5.57

Series II Shares
Inception (7/24/00)	8.55%
10 Years	8.91
5 Years	17.60
1 Year	5.32

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley V.I. Select Dimensions Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.59% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.42%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	7,199	$138,725
Omnicom Group Inc.	1,983	137,798
		276,523

Aerospace & Defense–2.14%
Boeing Co. (The)	1,006	139,552
General Dynamics Corp.	1,012	143,390
Honeywell International Inc.	1,381	140,821
L-3 Communications Holdings, Inc.	1,238	140,364
Lockheed Martin Corp.	752	139,797
Northrop Grumman Corp.	897	142,291
Precision Castparts Corp.	691	138,110
Raytheon Co.	1,413	135,196
Rockwell Collins, Inc.	1,527	141,018
Textron Inc.	3,128	139,603
United Technologies Corp.	1,222	135,557
		1,535,699

Agricultural & Farm Machinery–0.21%
Deere & Co.	1,553	150,719

Agricultural Products–0.19%
Archer-Daniels-Midland Co.	2,770	133,569

Air Freight & Logistics–0.77%
C.H. Robinson Worldwide, Inc.	2,257	140,814
Expeditors International of Washington, Inc.	2,990	137,854
FedEx Corp.	782	133,253
United Parcel Service, Inc.–Class B	1,435	139,066
		550,987

Airlines–0.59%
American Airlines Group Inc.	3,533	141,090
Delta Air Lines, Inc.	3,496	143,616
Southwest Airlines Co.	4,109	135,967
		420,673

Alternative Carriers–0.19%
Level 3 Communications, Inc.(b)	2,626	138,311

Aluminum–0.19%
Alcoa Inc.	11,926	132,975

Apparel Retail–1.00%
Gap, Inc. (The)	3,757	143,405
L Brands, Inc.	1,697	145,484
Ross Stores, Inc.	2,963	144,031
TJX Cos., Inc. (The)	2,200	145,574
Urban Outfitters, Inc.(b)	4,047	141,645
		720,139

Apparel, Accessories & Luxury Goods–1.58%
Coach, Inc.	4,095	141,728
Fossil Group, Inc.(b)	2,020	140,107
Hanesbrands, Inc.	4,401	146,641

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Michael Kors Holdings Ltd.(b)	2,981	$125,470
PVH Corp.	1,275	146,880
Ralph Lauren Corp.	1,062	140,566
Under Armour, Inc.–Class A(b)	1,760	146,855
VF Corp.	2,078	144,920
		1,133,167

Application Software–0.97%
Adobe Systems Inc.(b)	1,801	145,899
Autodesk, Inc.(b)	2,660	133,199
Citrix Systems, Inc.(b)	2,000	140,320
Intuit Inc.	1,372	138,256
salesforce.com, inc.(b)	2,004	139,539
		697,213

Asset Management & Custody Banks–1.95%
Affiliated Managers Group, Inc.(b)	648	141,653
Ameriprise Financial, Inc.	1,120	139,922
Bank of New York Mellon Corp. (The)	3,292	138,165
BlackRock, Inc.	406	140,468
Franklin Resources, Inc.	2,873	140,863
Invesco Ltd.(c)	3,644	136,614
Legg Mason, Inc.	2,720	140,162
Northern Trust Corp.	1,853	141,680
State Street Corp.	1,783	137,291
T. Rowe Price Group Inc.	1,836	142,712
		1,399,530

Auto Parts & Equipment–0.57%
BorgWarner, Inc.	2,377	135,108
Delphi Automotive PLC (United Kingdom)	1,641	139,633
Johnson Controls, Inc.	2,747	136,059
		410,800

Automobile Manufacturers–0.38%
Ford Motor Co.	9,444	141,754
General Motors Co.	4,027	134,220
		275,974

Automotive Retail–0.78%
AutoNation, Inc.(b)	2,281	143,657
AutoZone, Inc.(b)	210	140,049
CarMax, Inc.(b)	1,974	130,699
O’Reilly Automotive, Inc.(b)	637	143,949
		558,354

Biotechnology–1.43%
Alexion Pharmaceuticals, Inc.(b)	850	153,654
Amgen Inc.	917	140,778
Biogen Inc.(b)	369	149,054
Celgene Corp.(b)	1,291	149,414
Gilead Sciences, Inc.	1,221	142,955
Regeneron Pharmaceuticals, Inc.(b)	292	148,958
Vertex Pharmaceuticals Inc.(b)	1,156	142,743
		1,027,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Brewers–0.19%
Molson Coors Brewing Co.–Class B	1,976	$137,945

Broadcasting–0.81%
CBS Corp.–Class B	2,458	136,419
Discovery Communications, Inc.–Class A(b)	1,689	56,176
Discovery Communications, Inc.–Class C(b)	2,925	90,909
Scripps Networks Interactive Inc.–Class A	2,156	140,938
TEGNA Inc.	4,907	157,367
		581,809

Building Products–0.40%
Allegion PLC	2,353	141,510
Masco Corp.(b)	5,891	142,444
		283,954

Cable & Satellite–0.81%
Cablevision Systems Corp.–Class A	6,008	143,832
Comcast Corp.–Class A	2,468	148,425
DIRECTV(b)	1,560	144,752
Time Warner Cable Inc.	804	143,249
		580,258

Casinos & Gaming–0.19%
Wynn Resorts Ltd.	1,398	137,941

Coal & Consumable Fuels–0.17%
CONSOL Energy Inc.	5,694	123,788

Commodity Chemicals–0.20%
LyondellBasell Industries N.V.–Class A	1,378	142,651

Communications Equipment–1.16%
Cisco Systems, Inc.	5,065	139,085
F5 Networks, Inc.(b)	1,148	138,162
Harris Corp.	1,838	141,361
Juniper Networks, Inc.	5,251	136,368
Motorola Solutions, Inc.	2,494	143,006
QUALCOMM, Inc.	2,145	134,341
		832,323

Computer & Electronics Retail–0.39%
Best Buy Co., Inc.	4,205	137,125
GameStop Corp.–Class A	3,347	143,787
		280,912

Construction & Engineering–0.58%
Fluor Corp.	2,611	138,409
Jacobs Engineering Group, Inc.(b)	3,335	135,468
Quanta Services, Inc.(b)	4,835	139,345
TopBuild Corp.(b)	1	22
		413,244

Construction Machinery & Heavy Trucks–0.77%
Caterpillar Inc.	1,636	138,766
Cummins Inc.	1,048	137,487
Joy Global Inc.	3,702	134,012
PACCAR Inc.	2,212	141,148
		551,413

	Shares	Value
Construction Materials–0.38%
Martin Marietta Materials, Inc.	972	$137,548
Vulcan Materials Co.	1,617	135,715
		273,263

Consumer Electronics–0.39%
Garmin Ltd.	3,210	141,015
Harman International Industries, Inc.	1,192	141,777
		282,792

Consumer Finance–0.78%
American Express Co.	1,808	140,518
Capital One Financial Corp.	1,641	144,359
Discover Financial Services	2,423	139,613
Navient Corp.	7,441	135,500
		559,990

Data Processing & Outsourced Services–2.15%
Alliance Data Systems Corp.(b)	476	138,964
Automatic Data Processing, Inc.	1,714	137,514
Computer Sciences Corp.	2,122	139,288
Fidelity National Information Services, Inc.	2,273	140,471
Fiserv, Inc.(b)	1,790	148,266
MasterCard, Inc.–Class A	1,533	143,305
Paychex, Inc.	2,996	140,453
Total System Services, Inc.	3,456	144,357
Visa Inc.–Class A	2,074	139,269
Western Union Co. (The)	6,698	136,170
Xerox Corp.	12,877	137,011
	1,545,068

Department Stores–0.60%
Kohl’s Corp.	2,294	143,627
Macy’s, Inc.	2,066	139,393
Nordstrom, Inc.	1,944	144,828
	427,848

Distillers & Vintners–0.40%
Brown-Forman Corp.–Class B	1,464	146,663
Constellation Brands, Inc.–Class A	1,192	138,296
	284,959

Distributors–0.20%
Genuine Parts Co.	1,582	141,636

Diversified Banks–1.18%
Bank of America Corp.	8,223	139,956
Citigroup Inc.	2,518	139,094
Comerica Inc.	2,760	141,643
JPMorgan Chase & Co.	2,107	142,770
U.S. Bancorp	3,195	138,663
Wells Fargo & Co.	2,519	141,669
	843,795

Diversified Chemicals–0.79%
Dow Chemical Co. (The)	2,774	141,946
E. I. du Pont de Nemours and Co.(b)	2,187	134,501
Eastman Chemical Co.	1,848	151,203
FMC Corp.	2,611	137,208
	564,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Diversified Metals & Mining–0.19%
Freeport-McMoRan Inc.	7,260	$135,181

Diversified Support Services–0.20%
Cintas Corp.	1,670	141,265

Drug Retail–0.40%
CVS Health Corp.	1,406	147,461
Walgreens Boots Alliance, Inc.	1,689	142,619
		290,080

Electric Utilities–2.56%
American Electric Power Co., Inc.	2,666	141,218
Duke Energy Corp.	1,983	140,039
Edison International	2,514	139,728
Entergy Corp.	2,034	143,397
Eversource Energy	3,119	141,634
Exelon Corp.	4,242	133,284
FirstEnergy Corp.	4,271	139,021
NextEra Energy, Inc.	1,448	141,947
Pepco Holdings, Inc.	5,383	145,018
Pinnacle West Capital Corp.	2,523	143,534
PPL Corp.	4,792	141,220
Southern Co. (The)	3,399	142,418
Xcel Energy, Inc.	4,398	141,528
	1,833,986

Electrical Components & Equipment–0.77%
AMETEK, Inc.	2,615	143,250
Eaton Corp. PLC	2,001	135,047
Emerson Electric Co.	2,411	133,642
Rockwell Automation, Inc.	1,142	142,339
	554,278

Electronic Components–0.39%
Amphenol Corp.–Class A	2,492	144,461
Corning Inc.	6,931	136,749
	281,210

Electronic Equipment & Instruments–0.20%
FLIR Systems, Inc.	4,638	142,943

Electronic Manufacturing Services–0.19%
TE Connectivity Ltd. (Switzerland)	2,093	134,580

Environmental & Facilities Services–0.58%
Republic Services, Inc.	3,572	139,915
Stericycle, Inc.(b)	1,058	141,677
Waste Management, Inc.	2,968	137,567
	419,159

Fertilizers & Agricultural Chemicals–0.60%
CF Industries Holdings, Inc.	2,274	146,172
Monsanto Co.	1,259	134,197
Mosaic Co. (The)	3,228	151,232
		431,601

Food Distributors–0.20%
Sysco Corp.	3,895	140,610

	Shares	Value
Food Retail–0.40%
Kroger Co. (The)	2,007	$145,527
Whole Foods Market, Inc.	3,563	140,525
	286,052

Footwear–0.21%
NIKE, Inc.–Class B	1,385	149,608

Gas Utilities–0.20%
AGL Resources Inc.	3,006	139,959

General Merchandise Stores–0.81%
Dollar General Corp.	1,848	143,663
Dollar Tree, Inc.(b)	1,828	144,394
Family Dollar Stores, Inc.	1,830	144,222
Target Corp.	1,809	147,669
	579,948

Gold–0.20%
Newmont Mining Corp.	6,107	142,660

Health Care Distributors–0.97%
AmerisourceBergen Corp.	1,305	138,774
Cardinal Health, Inc.	1,617	135,262
Henry Schein, Inc.(b)	1,011	143,683
McKesson Corp.	611	137,359
Patterson Cos. Inc.	2,971	144,539
	699,617

Health Care Equipment–2.60%
Abbott Laboratories	2,954	144,982
Baxalta Inc.(b)	4,275	136,544
Baxter International Inc.(b)	3,982	151,316
Becton, Dickinson and Co.	1,029	145,758
Boston Scientific Corp.(b)	8,190	144,963
C.R. Bard, Inc.	843	143,900
Edwards Lifesciences Corp.(b)	1,076	153,255
Intuitive Surgical, Inc.(b)	290	140,505
Medtronic PLC	1,904	141,086
St. Jude Medical, Inc.	1,934	141,317
Stryker Corp.	1,502	143,546
Varian Medical Systems, Inc.(b)	1,675	141,253
Zimmer Biomet Holdings, Inc.	1,281	139,924
		1,868,349

Health Care Facilities–0.66%
HCA Holdings, Inc.(b)	1,744	158,216
Tenet Healthcare Corp.(b)	2,775	160,617
Universal Health Services, Inc.–Class B	1,103	156,736
		475,569

Health Care REIT’s–0.58%
HCP, Inc.	3,779	137,820
Health Care REIT, Inc.	2,116	138,873
Ventas, Inc.	2,248	139,579
		416,272

Health Care Services–0.80%
DaVita HealthCare Partners Inc.(b)	1,767	140,423
Express Scripts Holding Co.(b)	1,638	145,684
Laboratory Corp. of America Holdings(b)	1,199	145,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Services–(continued)
Quest Diagnostics Inc.	1,969	$142,792
		574,242

Health Care Supplies–0.20%
DENTSPLY International Inc.	2,759	142,226

Health Care Technology–0.20%
Cerner Corp.(b)	2,119	146,338

Home Entertainment Software–0.21%
Electronic Arts Inc.(b)	2,292	152,418

Home Furnishings–0.40%
Leggett & Platt, Inc.	2,942	143,216
Mohawk Industries, Inc.(b)	754	143,939
		287,155

Home Improvement Retail–0.40%
Home Depot, Inc. (The)	1,299	144,358
Lowe’s Cos., Inc.	2,083	139,498
		283,856

Homebuilding–0.63%
D.R. Horton, Inc.	5,371	146,950
Lennar Corp.–Class A	3,029	154,600
PulteGroup Inc.	7,464	150,400
		451,950

Homefurnishing Retail–0.20%
Bed Bath & Beyond Inc.(b)	2,055	141,754

Hotel and Resort REIT’s–0.20%
Host Hotels & Resorts Inc.	7,220	143,173

Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp.	3,022	149,256
Marriott International Inc.–Class A	1,877	139,630
Royal Caribbean Cruises Ltd.	1,872	147,308
Starwood Hotels & Resorts Worldwide, Inc.	1,751	141,989
Wyndham Worldwide Corp.	1,699	139,165
		717,348

Household Appliances–0.19%
Whirlpool Corp.	772	133,595

Household Products–0.79%
Clorox Co. (The)	1,369	142,403
Colgate-Palmolive Co.	2,169	141,874
Kimberly-Clark Corp.	1,346	142,636
Procter & Gamble Co. (The)	1,829	143,101
		570,014

Housewares & Specialties–0.20%
Newell Rubbermaid Inc.	3,495	143,679

Human Resource & Employment Services–0.20%
Robert Half International, Inc.	2,548	141,414

Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	1,035	139,787
Wal-Mart Stores, Inc.	1,985	140,796
		280,583

	Shares	Value
Independent Power Producers & Energy Traders–0.39%
AES Corp. (The)	10,774	$142,863
NRG Energy, Inc.	5,930	135,679
		278,542

Industrial Conglomerates–0.79%
3M Co.	909	140,259
Danaher Corp.	1,690	144,647
General Electric Co.(d)	5,251	139,519
Roper Technologies, Inc.	817	140,900
		565,325

Industrial Gases–0.58%
Air Products and Chemicals, Inc.	991	135,598
Airgas, Inc.	1,365	144,390
Praxair, Inc.	1,167	139,515
		419,503

Industrial Machinery–2.00%
Dover Corp.	1,966	137,974
Flowserve Corp.	2,650	139,549
Illinois Tool Works Inc.	1,534	140,806
Ingersoll-Rand PLC	2,058	138,750
Pall Corp.	1,153	143,491
Parker Hannifin Corp.	1,201	139,712
Pentair PLC (United Kingdom)	2,320	159,500
Snap-on Inc.	916	145,873
Stanley Black & Decker Inc.	1,352	142,284
Xylem, Inc.	3,936	145,908
		1,433,847

Industrial REIT’s–0.19%
Prologis, Inc.	3,660	135,786

Insurance Brokers–0.39%
Aon PLC	1,406	140,150
Marsh & McLennan Cos., Inc.	2,422	137,328
		277,478

Integrated Oil & Gas–0.59%
Chevron Corp.	1,439	138,820
Exxon Mobil Corp.	1,711	142,355
Occidental Petroleum Corp.	1,844	143,408
		424,583

Integrated Telecommunication Services–0.78%
AT&T Inc.	4,150	147,408
CenturyLink Inc.	4,417	129,772
Frontier Communications Corp.	29,000	143,550
Verizon Communications Inc.	3,043	141,834
		562,564

Internet Retail–1.03%
Amazon.com, Inc.(b)	334	144,986
Expedia, Inc.	1,334	145,873
Netflix Inc.(b)	217	142,556
Priceline Group Inc. (The)(b)	122	140,467
TripAdvisor Inc.(b)	1,890	164,695
		738,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Internet Software & Services–1.38%
Akamai Technologies, Inc.(b)	1,958	$136,708
eBay Inc.(b)	2,396	144,335
Equinix, Inc.	551	139,954
Facebook Inc.–Class A(b)	1,764	151,289
Google Inc.–Class A(b)	132	71,285
Google Inc.–Class C(b)	133	69,228
VeriSign, Inc.(b)	2,284	140,969
Yahoo! Inc.(b)	3,549	139,440
		993,208

Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	4,311	140,754
E*TRADE Financial Corp.(b)	4,678	140,106
Goldman Sachs Group, Inc. (The)	674	140,724
Morgan Stanley	3,631	140,847
		562,431

IT Consulting & Other Services–0.78%
Accenture PLC–Class A	1,495	144,686
Cognizant Technology Solutions Corp.–Class A(b)	2,261	138,124
International Business Machines Corp.	860	139,888
Teradata Corp.(b)	3,729	137,973
		560,671

Leisure Products–0.40%
Hasbro, Inc.	1,975	147,710
Mattel, Inc.	5,504	141,398
		289,108

Life & Health Insurance–1.38%
Aflac, Inc.	2,298	142,936
Lincoln National Corp.	2,349	139,108
MetLife, Inc.	2,578	144,342
Principal Financial Group, Inc.	2,732	140,124
Prudential Financial, Inc.	1,610	140,907
Torchmark Corp.	2,471	143,862
Unum Group	3,895	139,246
		990,525

Life Sciences Tools & Services–0.79%
Agilent Technologies, Inc.	3,610	139,274
PerkinElmer, Inc.	2,762	145,392
Thermo Fisher Scientific, Inc.	1,110	144,033
Waters Corp.(b)	1,069	137,238
		565,937

Managed Health Care–1.05%
Aetna Inc.	1,240	158,051
Anthem, Inc.	893	146,577
Cigna Corp.	1,046	169,452
Humana Inc.	676	129,305
UnitedHealth Group Inc.	1,227	149,694
		753,079

Metal & Glass Containers–0.38%
Ball Corp.	1,994	139,879
Owens-Illinois, Inc.(b)	5,916	135,713
		275,592

	Shares	Value
Motorcycle Manufacturers–0.21%
Harley-Davidson, Inc.	2,637	$148,595

Movies & Entertainment–0.81%
Time Warner Inc.	1,671	146,062
Twenty-First Century Fox, Inc.–Class A	4,399	143,166
Viacom Inc.–Class B	2,177	140,721
Walt Disney Co. (The)	1,307	149,181
		579,130

Multi-Line Insurance–0.98%
American International Group, Inc.	2,323	143,608
Assurant, Inc.	2,152	144,184
Genworth Financial Inc.–Class A(b)	18,093	136,964
Hartford Financial Services Group, Inc. (The)	3,407	141,629
Loews Corp.	3,595	138,443
		704,828

Multi-Sector Holdings–0.40%
Berkshire Hathaway Inc.–Class B(b)	1,024	139,377
Leucadia National Corp.	5,948	144,417
		283,794

Multi-Utilities–2.58%
Ameren Corp.	3,808	143,486
CenterPoint Energy, Inc.	7,468	142,116
CMS Energy Corp.	4,454	141,815
Consolidated Edison, Inc.	2,499	144,642
Dominion Resources, Inc.	2,153	143,971
DTE Energy Co.	1,941	144,876
NiSource Inc.	3,128	142,606
PG&E Corp.	2,862	140,524
Public Service Enterprise Group Inc.	3,623	142,311
SCANA Corp.	2,857	144,707
Sempra Energy	1,397	138,219
TECO Energy, Inc.	8,080	142,693
WEC Energy Group, Inc.	3,155	141,902
		1,853,868

Office REIT’s–0.58%
Boston Properties, Inc.	1,140	137,986
SL Green Realty Corp.	1,250	137,363
Vornado Realty Trust	1,466	139,167
		414,516

Office Services & Supplies–0.19%
Pitney Bowes Inc.	6,615	137,658

Oil & Gas Drilling–0.93%
Diamond Offshore Drilling, Inc.	5,051	130,366
Ensco PLC–Class A	6,110	136,070
Helmerich & Payne, Inc.	1,956	137,742
Noble Corp. PLC	8,770	134,970
Transocean Ltd.	8,094	130,475
		669,623

Oil & Gas Equipment & Services–1.17%
Baker Hughes Inc.	2,242	138,331
Cameron International Corp.(b)	2,688	140,771
FMC Technologies, Inc.(b)	3,361	139,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	3,161	$136,144
National Oilwell Varco Inc.	2,985	144,116
Schlumberger Ltd.	1,594	137,387
		836,197

Oil & Gas Exploration & Production–3.26%
Anadarko Petroleum Corp.	1,729	134,966
Apache Corp.	2,484	143,153
Cabot Oil & Gas Corp.	4,255	134,203
Chesapeake Energy Corp.	11,741	131,147
Cimarex Energy Co.	1,216	134,137
ConocoPhillips	2,264	139,032
Devon Energy Corp.	2,324	138,255
EOG Resources, Inc.	1,605	140,518
EQT Corp.	1,704	138,603
Hess Corp.	2,125	142,120
Marathon Oil Corp.	5,429	144,086
Murphy Oil Corp.	3,314	137,763
Newfield Exploration Co.(b)	3,922	141,662
Noble Energy, Inc.	3,101	132,351
Pioneer Natural Resources Co.	974	135,084
Range Resources Corp.	2,721	134,363
Southwestern Energy Co.(b)	6,233	141,676
		2,343,119

Oil & Gas Refining & Marketing–0.83%
Marathon Petroleum Corp.	2,818	147,410
Phillips 66	1,852	149,197
Tesoro Corp.	1,720	145,185
Valero Energy Corp.	2,443	152,932
		594,724

Oil & Gas Storage & Transportation–0.85%
Kinder Morgan Inc.	3,695	141,851
ONEOK, Inc.	3,704	146,234
Spectra Energy Corp.	4,366	142,332
Williams Cos., Inc. (The)	3,067	176,015
		606,432

Packaged Foods & Meats–2.63%
Campbell Soup Co.	3,077	146,619
ConAgra Foods, Inc.	3,774	164,999
General Mills, Inc.	2,618	145,875
Hershey Co. (The)	1,579	140,263
Hormel Foods Corp.	2,547	143,574
JM Smucker Co. (The)	1,291	139,957
Kellogg Co.	2,314	145,088
Keurig Green Mountain Inc.	1,714	131,344
Kraft Foods Group, Inc.	1,697	144,483
McCormick & Co., Inc.	1,866	151,053
Mead Johnson Nutrition Co.	1,583	142,818
Mondelez International Inc.–Class A	3,554	146,211
Tyson Foods, Inc.–Class A	3,457	147,372
		1,889,656

Paper Packaging–0.59%
Avery Dennison Corp.	2,316	141,137
MeadWestvaco Corp.	2,896	136,662

	Shares	Value
Paper Packaging–(continued)
Sealed Air Corp.	2,839	$145,868
		423,667

Paper Products–0.19%
International Paper Co.	2,811	133,776

Personal Products–0.20%
Estee Lauder Cos. Inc. (The)–Class A	1,652	143,162

Pharmaceuticals–2.57%
AbbVie Inc.	2,145	144,122
Allergan PLC(b)	480	145,661
Bristol-Myers Squibb Co.	2,203	146,588
Eli Lilly and Co.	1,707	142,517
Endo International PLC(b)	1,785	142,175
Hospira, Inc.(b)	1,629	144,509
Johnson & Johnson	1,461	142,389
Mallinckrodt PLC(b)	1,159	136,437
Merck & Co., Inc.	2,485	141,471
Mylan N.V.(b)	1,951	132,395
Perrigo Co. PLC	778	143,798
Pfizer Inc.	4,204	140,960
Zoetis Inc.	2,930	141,285
		1,844,307

Property & Casualty Insurance–1.37%
ACE Ltd.	1,366	138,895
Allstate Corp. (The)	2,134	138,432
Chubb Corp. (The)	1,479	140,712
Cincinnati Financial Corp.	2,807	140,855
Progressive Corp. (The)	5,178	144,104
Travelers Cos., Inc. (The)	1,445	139,674
XL Group PLC	3,811	141,769
		984,441

Publishing–0.20%
News Corp.–Class A(b)	9,984	145,667

Railroads–0.76%
CSX Corp.	4,147	135,400
Kansas City Southern	1,526	139,171
Norfolk Southern Corp.	1,567	136,893
Union Pacific Corp.	1,430	136,379
		547,843

Real Estate Services–0.20%
CBRE Group, Inc.–Class A(b)	3,857	142,709

Regional Banks–1.97%
BB&T Corp.	3,502	141,166
Fifth Third Bancorp	6,793	141,430
Huntington Bancshares Inc.	12,486	141,217
KeyCorp	9,358	140,557
M&T Bank Corp.	1,139	142,295
People’s United Financial Inc.	8,967	145,355
PNC Financial Services Group, Inc. (The)	1,460	139,649
Regions Financial Corp.	13,595	140,844
SunTrust Banks, Inc.	3,287	141,407
Zions Bancorp.	4,501	142,839
		1,416,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Research & Consulting Services–0.59%
Dun & Bradstreet Corp. (The)	1,113	$135,786
Equifax Inc.	1,458	141,557
Nielsen N.V.	3,199	143,219
		420,562

Residential REIT’s–0.79%
Apartment Investment & Management Co.–Class A	3,868	142,845
AvalonBay Communities, Inc.	884	141,325
Equity Residential	2,010	141,042
Essex Property Trust, Inc.	670	142,375
		567,587

Restaurants–1.01%
Chipotle Mexican Grill, Inc.(b)	235	142,173
Darden Restaurants, Inc.	2,111	150,050
McDonald’s Corp.	1,512	143,746
Starbucks Corp.	2,732	146,476
Yum! Brands, Inc.	1,577	142,056
		724,501

Retail REIT’s–0.96%
General Growth Properties, Inc.	5,369	137,768
Kimco Realty Corp.	6,180	139,297
Macerich Co. (The)	1,773	132,266
Realty Income Corp.	3,171	140,761
Simon Property Group, Inc.	812	140,492
		690,584

Security & Alarm Services–0.37%
ADT Corp. (The)(d)	3,921	131,628
Tyco International PLC	3,571	137,376
		269,004

Semiconductor Equipment–0.60%
Applied Materials, Inc.	7,331	140,902
KLA-Tencor Corp.	2,573	144,628
Lam Research Corp.	1,765	143,583
		429,113

Semiconductors–2.66%
Altera Corp.	2,787	142,695
Analog Devices, Inc.	2,170	139,282
Avago Technologies Ltd. (Singapore)	1,023	135,987
Broadcom Corp.–Class A	2,662	137,066
First Solar, Inc.(b)	2,848	133,799
Intel Corp.(d)	4,576	139,179
Linear Technology Corp.	3,140	138,882
Microchip Technology Inc.	3,036	143,982
Micron Technology, Inc.(b)	5,723	107,821
NVIDIA Corp.	6,813	137,010
Qorvo, Inc.(b)	1,721	138,145
Skyworks Solutions, Inc.	1,369	142,513
Texas Instruments Inc.	2,712	139,695
Xilinx, Inc.	3,082	136,101
		1,912,157

Soft Drinks–1.00%
Coca-Cola Co. (The)	3,599	141,189
Coca-Cola Enterprises, Inc.	3,281	142,527

	Shares	Value
Soft Drinks–(continued)
Dr Pepper Snapple Group, Inc.	1,955	$142,520
Monster Beverage Corp.(b)	1,119	149,968
PepsiCo, Inc.	1,533	143,090
		719,294

Specialized Consumer Services–0.19%
H&R Block, Inc.	4,697	139,266

Specialized Finance–0.97%
CME Group Inc.–Class A	1,483	138,008
Intercontinental Exchange, Inc.	602	134,613
McGraw Hill Financial, Inc.	1,386	139,224
Moody’s Corp.	1,322	142,723
NASDAQ OMX Group, Inc. (The)	2,834	138,328
		692,896

Specialized REIT’s–1.18%
American Tower Corp.	1,542	143,853
Crown Castle International Corp.	1,739	139,642
Iron Mountain Inc.	4,491	139,221
Plum Creek Timber Co., Inc.	3,509	142,360
Public Storage	769	141,781
Weyerhaeuser Co.	4,486	141,309
		848,166

Specialty Chemicals–0.99%
Ecolab Inc.	1,258	142,242
International Flavors & Fragrances Inc.	1,303	142,405
PPG Industries, Inc.	1,232	141,335
Sherwin-Williams Co. (The)	511	140,535
Sigma-Aldrich Corp.	1,033	143,949
		710,466

Specialty Stores–0.59%
Staples, Inc.	8,840	135,340
Tiffany & Co.	1,561	143,300
Tractor Supply Co.	1,593	143,275
		421,915

Steel–0.36%
Allegheny Technologies, Inc.	4,341	131,098
Nucor Corp.	2,959	130,403
		261,501

Systems Software–0.96%
CA, Inc.	4,771	139,743
Microsoft Corp.	3,128	138,101
Oracle Corp.	3,243	130,693
Red Hat, Inc.(b)	1,839	139,635
Symantec Corp.	6,059	140,872
		689,044

Technology Hardware, Storage & Peripherals–1.29%
Apple Inc.	1,130	141,730
EMC Corp.	5,313	140,210
Hewlett-Packard Co.	4,437	133,154
NetApp, Inc.	4,295	135,550
SanDisk Corp.	2,175	126,629
Seagate Technology PLC	2,685	127,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Technology Hardware, Storage & Peripherals–(continued)
Western Digital Corp.	1,545	$121,159
		925,970

Thrifts & Mortgage Finance–0.20%
Hudson City Bancorp, Inc.	14,441	142,677

Tires & Rubber–0.19%
Goodyear Tire & Rubber Co. (The)	4,567	137,695

Tobacco–0.61%
Altria Group, Inc.	2,993	146,387
Philip Morris International Inc.	1,757	140,859
Reynolds American Inc.	1,997	149,096
		436,342

Trading Companies & Distributors–0.59%
Fastenal Co.	3,421	144,298
United Rentals, Inc.(b)	1,572	137,738

	Shares	Value
Trading Companies & Distributors–(continued)
W.W. Grainger, Inc.	603	$142,700
	424,736
Trucking–0.38%
J.B. Hunt Transport Services, Inc.	1,731	142,098
Ryder System, Inc.	1,531	133,763
	275,861
Total Common Stocks & Other Equity Interests (Cost $29,984,697)		70,635,872

Money Market Funds–1.61%
Liquid Assets Portfolio–Institutional Class(e)	578,854	578,854
Premier Portfolio–Institutional Class(e)	578,854	578,854
Total Money Market Funds (Cost $1,157,708)		1,157,708
TOTAL INVESTMENTS–100.03% (Cost $31,142,405)		71,793,580
OTHER ASSETS LESS LIABILITIES–(0.03)%		(18,752)
NET ASSETS–100.00%		$71,774,828

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	17.2%
Consumer Discretionary	16.7
Industrials	12.9
Information Technology	12.8
Health Care	11.3
Energy	7.8
Consumer Staples	7.4
Utilities	5.7
Materials	5.6
Telecommunication Services	1.0
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $29,923,685)	$70,499,258
Investments in affiliates, at value (Cost $1,218,720)	1,294,322
Total investments, at value (Cost $31,142,405)	71,793,580
Receivable for:
Investments sold	326,841
Variation margin – futures	1,818
Fund shares sold	11,342
Dividends	81,113
Investment for trustee deferred compensation and retirement plans	27,228
Other assets	8,970
Total assets	72,250,892

Liabilities:
Payable for:
Investments purchased	335,990
Fund shares reacquired	3,858
Accrued fees to affiliates	61,735
Accrued trustees’ and officers’ fees and benefits	4,304
Accrued other operating expenses	41,345
Trustee deferred compensation and retirement plans	28,832
Total liabilities	476,064
Net assets applicable to shares outstanding	$71,774,828

Net assets consist of:
Shares of beneficial interest	$16,817,058
Undistributed net investment income	1,201,742
Undistributed net realized gain	13,122,995
Net unrealized appreciation	40,633,033
$71,774,828

Net Assets:
Series I	$31,316,761
Series II	$40,458,067

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	1,560,484
Series II	2,057,835
Series I:
Net asset value per share	$20.07
Series II:
Net asset value per share	$19.66

Investment income:
Dividends (net of foreign withholding taxes of $149)	$624,223
Dividends from affiliates	2,126
Total investment income	626,349

Expenses:
Advisory fees	43,000
Administrative services fees	95,492
Custodian fees	17,013
Distribution fees — Series II	48,332
Transfer agent fees	1,812
Trustees’ and officers’ fees and benefits	10,711
Professional services fees	20,585
Other	14,959
Total expenses	251,904
Less: Fees waived	(694)
Net expenses	251,210
Net investment income	375,139

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	2,641,320
Futures contracts	25,714
2,667,034
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,764,935)
Futures contracts	(5,861)
(2,770,796)
Net realized and unrealized gain (loss)	(103,762)
Net increase in net assets resulting from operations	$271,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$375,139	$885,227
Net realized gain	2,667,034	11,761,906
Change in net unrealized appreciation (depreciation)	(2,770,796)	(3,351,115)
Net increase in net assets resulting from operations	271,377	9,296,018

Distributions to shareholders from net investment income:
Series I	—	(495,550)
Series ll	—	(445,613)
Total distributions from net investment income	—	(941,163)

Distributions to shareholders from net realized gains:
Series l	—	(5,378,347)
Series ll	—	(5,883,707)
Total distributions from net realized gains	—	(11,262,054)

Share transactions-net:
Series l	(2,754,478)	(2,983,654)
Series ll	3,175,198	(29,503)
Net increase (decrease) in net assets resulting from share transactions	420,720	(3,013,157)
Net increase (decrease) in net assets	692,097	(5,920,356)

Net assets:
Beginning of period	71,082,731	77,003,087
End of period (includes undistributed net investment income of $1,201,742 and $826,603, respectively)	$71,774,828	$71,082,731

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Equally-Weighted S&P 500 Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

Invesco V.I. Equally-Weighted S&P 500 Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Invesco V.I. Equally-Weighted S&P 500 Fund

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $694.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $70,698 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$71,793,580	$—	$—	$71,793,580
Futures Contracts*	(18,142)	—	—	(18,142)
Total Investments	$71,775,438	$—	$—	$71,775,438

*	Unrealized appreciation (depreciation).

NOTE 4—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended June 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 06/30/15	Dividend Income
Invesco Ltd.	$138,004	$7,746	$(1,799)	$(7,341)	$4	$136,614	$1,819

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$—	$(18,142)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain:
Equity risk	$25,714
Change in Net Unrealized Appreciation (Depreciation):
Equity risk	(5,861)
Total	$19,853

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$944,158

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	11	September-2015	$1,129,920	$(18,142)

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

Invesco V.I. Equally-Weighted S&P 500 Fund

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $8,433,645 and $7,371,739, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,423,007
Aggregate unrealized (depreciation) of investment securities	(811,610)
Net unrealized appreciation of investment securities	$39,611,397

Cost of investments for tax purposes is $32,182,183.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	5,702	$115,601	34,739	$771,203
Series II	338,344	6,738,265	94,541	1,914,075

Issued as reinvestment of dividends:
Series I	—	—	311,944	5,873,897
Series II	—	—	342,496	6,329,320

Reacquired:
Series I	(140,683)	(2,870,079)	(452,140)	(9,628,754)
Series II	(178,786)	(3,563,067)	(403,403)	(8,272,898)
Net increase (decrease) in share activity	24,577	$420,720	(71,823)	$(3,013,157)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 98% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$19.98	$0.12	$(0.03)	$0.09	$—	$—	$—	$20.07	0.45%	$31,317	0.57	%(d)	0.57	%(d)	1.18	%(d)	10%
Year ended 12/31/14	21.18	0.29	2.41	2.70	(0.33)	(3.57)	(3.90)	19.98	13.88	33,878	0.59		0.59		1.34		18
Year ended 12/31/13	18.23	0.24	5.94	6.18	(0.38)	(2.85)	(3.23)	21.18	35.42	38,144	0.59		0.59		1.16		18
Year ended 12/31/12	18.33	0.33	2.73	3.06	(0.37)	(2.79)	(3.16)	18.23	17.09	34,914	0.46		0.59		1.69		23
Year ended 12/31/11	18.78	0.29	(0.40)	(0.11)	(0.34)	—	(0.34)	18.33	(0.36)	35,998	0.37		0.51		1.50		21
Year ended 12/31/10	15.69	0.26	3.07	3.33	(0.24)	—	(0.24)	18.78	21.51	43,669	0.35		0.40		1.59		21
Series II
Six months ended 06/30/15	19.60	0.09	(0.03)	0.06	—	—	—	19.66	0.31	40,458	0.82	(d)	0.82	(d)	0.93	(d)	10
Year ended 12/31/14	20.84	0.23	2.37	2.60	(0.27)	(3.57)	(3.84)	19.60	13.61	37,205	0.84		0.84		1.09		18
Year ended 12/31/13	17.98	0.19	5.84	6.03	(0.32)	(2.85)	(3.17)	20.84	35.04	38,860	0.84		0.84		0.91		18
Year ended 12/31/12	18.09	0.27	2.71	2.98	(0.30)	(2.79)	(3.09)	17.98	16.88	36,362	0.71		0.84		1.44		23
Year ended 12/31/11	18.53	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	18.09	(0.66)	41,523	0.62		0.76		1.25		21
Year ended 12/31/10	15.49	0.22	3.03	3.25	(0.21)	—	(0.21)	18.53	21.19	55,646	0.60		0.65		1.34		21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,274 and $38,986 for Series I and Series II shares, respectively.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,004.50	$2.83	$1,021.97	$2.86	0.57%
Series II	1,000.00	1,003.10	4.07	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund Multi-Cap Core Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index

Invesco V.I. Equally-Weighted S&P 500 Fund

for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Equally-Weighted S&P 500 Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Equity and Income Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.
VK-VIEQI-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

 Performance summary

 Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.37%
Series II Shares	1.22
Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	-0.30
Russell 1000 Value Index▼ (Style-Specific Index)	-0.61
Lipper VUF Mixed-Asset Target Allocation Growth Index■ (Peer Group Index)*	1.86
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
* During the reporting period, the Lipper VUF Mixed-Asset Target Allocation Growth Index became the Fund’s Peer Group Index.

The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mixed-Asset Target Allocation Growth Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/15

Series I Shares
10 Years	7.26%
5 Years	12.56
1 Year	4.14

Series II Shares
Inception (4/30/03)	8.32%
10 Years	7.16
5 Years	12.35
1 Year	3.92

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund (renamed Invesco V.I. Equity and Income Fund on April 29, 2013). Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco V.I. Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.67% and 0.92%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.68% and 0.93%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–63.92%
Aerospace & Defense–0.96%
General Dynamics Corp.	93,543	$13,254,108

Agricultural Products–0.72%
Archer-Daniels-Midland Co.	208,415	10,049,771

Application Software–1.12%
Adobe Systems Inc.(b)	96,470	7,815,035
Citrix Systems, Inc.(b)	109,359	7,672,627
		15,487,662

Asset Management & Custody Banks–1.71%
Northern Trust Corp.	134,097	10,253,057
State Street Corp.	175,711	13,529,747
		23,782,804

Automobile Manufacturers–0.73%
General Motors Co.	302,720	10,089,657

Biotechnology–0.49%
Amgen Inc.	44,156	6,778,829

Broadcasting–0.17%
CBS Corp.–Class B	42,008	2,331,444

Cable & Satellite–1.89%
Comcast Corp.–Class A	261,727	15,740,262
Time Warner Cable Inc.	58,732	10,464,280
		26,204,542

Communications Equipment–1.03%
Cisco Systems, Inc.	522,622	14,351,200

Construction Machinery & Heavy Trucks–0.50%
Caterpillar Inc.	81,368	6,901,634

Diversified Banks–8.68%
Bank of America Corp.	1,370,528	23,326,387
Citigroup Inc.	793,558	43,836,144
Comerica Inc.	194,185	9,965,574
JPMorgan Chase & Co.	639,154	43,309,075
		120,437,180

Diversified Chemicals–0.36%
Dow Chemical Co. (The)	98,286	5,029,295

Electric Utilities–0.34%
FirstEnergy Corp.	144,938	4,717,732

Electronic Components–0.61%
Corning Inc.	429,376	8,471,588

Fertilizers & Agricultural Chemicals–0.37%
Mosaic Co. (The)	108,928	5,103,277

	Shares	Value
General Merchandise Stores–1.27%
Target Corp.	216,608	$17,681,711

Health Care Equipment–1.45%
Baxter International Inc.	122,736	8,582,928
Medtronic PLC	155,748	11,540,927
		20,123,855

Health Care Services–0.55%
Express Scripts Holding Co.(b)	85,223	7,579,734

Hotels, Resorts & Cruise Lines–1.14%
Carnival Corp.	319,932	15,801,441

Household Products–0.72%
Procter & Gamble Co. (The)	127,790	9,998,290

Hypermarkets & Super Centers–0.91%
Wal-Mart Stores, Inc.	178,286	12,645,826

Industrial Conglomerates–2.00%
General Electric Co.	1,043,698	27,731,056

Industrial Machinery–0.83%
Ingersoll-Rand PLC	170,542	11,497,942

Insurance Brokers–2.03%
Aon PLC	99,403	9,908,491
Marsh & McLennan Cos., Inc.	175,881	9,972,453
Willis Group Holdings PLC	175,191	8,216,458
		28,097,402

Integrated Oil & Gas–3.28%
Exxon Mobil Corp.	97,228	8,089,370
Occidental Petroleum Corp.	100,321	7,801,964
Royal Dutch Shell PLC–Class A (United Kingdom)	678,330	19,071,293
TOTAL S.A. (France)	215,295	10,477,118
		45,439,745

Integrated Telecommunication Services–1.09%
Koninklijke KPN N.V. (Netherlands)	650,026	2,495,073
Orange S.A. (France)	145,308	2,248,644
Telecom Italia S.p.A. (Italy)(b)	1,357,513	1,722,508
Telefónica, S.A. (Spain)	105,612	1,505,334
Verizon Communications Inc.	154,138	7,184,372
		15,155,931

Internet Software & Services–1.12%
eBay Inc.(b)	257,832	15,531,800

Investment Banking & Brokerage–3.22%
Charles Schwab Corp. (The)	333,803	10,898,668
Goldman Sachs Group, Inc. (The)	51,774	10,809,893
Morgan Stanley	592,648	22,988,816
		44,697,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value
IT Consulting & Other Services–0.71%
Amdocs Ltd.	180,410	$9,848,582

Managed Health Care–1.20%
Anthem, Inc.	57,107	9,373,543
UnitedHealth Group Inc.	60,206	7,345,132
		16,718,675

Movies & Entertainment–0.87%
Time Warner Inc.	71,154	6,219,571
Viacom Inc.–Class B	89,586	5,790,839
		12,010,410

Multi-Utilities–0.41%
PG&E Corp.	115,082	5,650,526

Oil & Gas Drilling–0.30%
Ensco PLC–Class A	187,105	4,166,828

Oil & Gas Equipment & Services–0.72%
Baker Hughes Inc.	162,549	10,029,273

Oil & Gas Exploration & Production–1.76%
Anadarko Petroleum Corp.	77,819	6,074,551
Apache Corp.	187,592	10,810,927
Canadian Natural Resources Ltd. (Canada)	277,753	7,539,900
		24,425,378

Other Diversified Financial Services–1.01%
Voya Financial, Inc.	302,932	14,077,250

Packaged Foods & Meats–0.81%
Mondelez International Inc.–Class A	271,483	11,168,811

Pharmaceuticals–5.16%
Eli Lilly and Co.	141,460	11,810,495
Merck & Co., Inc.	280,688	15,979,568
Novartis AG (Switzerland)	129,781	12,819,523
Novartis AG–ADR (Switzerland)	9,637	947,702
Pfizer Inc.	280,662	9,410,597
Sanofi (France)	97,139	9,584,760
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	186,446	11,018,959
		71,571,604

Publishing–0.51%
Thomson Reuters Corp.	186,789	7,113,777

Railroads–0.69%
CSX Corp.	291,974	9,532,951

Regional Banks–3.81%
BB&T Corp.	198,775	8,012,620
Citizens Financial Group Inc.	432,803	11,819,850
Fifth Third Bancorp	452,872	9,428,795
First Horizon National Corp.	427,121	6,692,986
PNC Financial Services Group, Inc. (The)	176,040	16,838,226
		52,792,477

	Shares	Value
Security & Alarm Services–0.65%
Tyco International PLC	233,967	$9,000,710

Semiconductor Equipment–0.71%
Applied Materials, Inc.	515,603	9,909,890

Semiconductors–1.28%
Broadcom Corp.–Class A	143,098	7,368,116
Intel Corp.	342,718	10,423,768
		17,791,884

Specialized Finance–0.45%
CME Group Inc.–Class A	67,479	6,279,596

Systems Software–1.53%
Microsoft Corp.	227,457	10,042,226
Symantec Corp.	478,959	11,135,797
		21,178,023

Technology Hardware, Storage & Peripherals–0.52%
NetApp, Inc.	228,008	7,195,932

Tobacco–0.85%
Philip Morris International Inc.	147,634	11,835,818

Wireless Telecommunication Services–0.68%
Vodafone Group PLC–ADR (United Kingdom)	258,343	9,416,602
Total Common Stocks & Other Equity Interests (Cost $682,101,525)		886,687,830

	Principal Amount
Bonds & Notes–20.48%
Advertising–0.03%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	373,279

Aerospace & Defense–0.12%
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	670,000	680,310
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	435,000	422,950
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	190,000	167,834
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	349,971
		1,621,065

Agricultural & Farm Machinery–0.09%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,255,241

Agricultural Products–0.19%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	2,360,000	2,362,510
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	303,870
		2,666,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Air Freight & Logistics–0.32%
FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	$440,000	$456,889
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	910,000	937,792
UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	2,912,000	2,988,440
		4,383,121

Airlines–0.18%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/26	436,811	436,538
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/21	251,775	266,881
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/24	459,797	470,717
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 07/02/18	154,624	167,864
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/26	545,000	541,935
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	571,704	592,428
		2,476,363

Apparel Retail–0.02%
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	358,000	353,441

Application Software–0.37%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	203,625
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	4,600,000	4,881,750
		5,085,375

Asset Management & Custody Banks–0.05%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	425,000	426,384
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	315,000	302,825
		729,209

Automobile Manufacturers–0.26%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	555,000	556,472

	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	$1,000,000	$965,725
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 2.50%, 01/15/16	2,030,000	2,046,563
		3,568,760

Automotive Retail–0.08%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	660,000	684,379
5.75%, 05/01/20	399,000	444,849
		1,129,228

Biotechnology–0.43%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	2,182,000	3,485,745
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	485,000	496,189
4.63%, 05/15/44	1,390,000	1,327,073
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 2.05%, 04/01/19	645,000	648,847
		5,957,854

Brewers–0.02%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	325,000	325,047

Broadcasting–0.44%
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	350,000	334,273
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	6,063,000	5,790,165
		6,124,438

Cable & Satellite–0.19%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	115,000	112,357
5.70%, 05/15/18	445,000	495,746
Sr. Unsec. Gtd. Notes, 4.40%, 08/15/35	720,000	714,314
6.45%, 03/15/37	305,000	376,602
Cox Communications, Inc., Sr. Unsec. Notes, 4.70%, 12/15/42(c)	440,000	378,758
8.38%, 03/01/39(c)	80,000	101,196
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	90,000	85,130
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	175,000	196,595
5.95%, 04/01/41	215,000	252,714
		2,713,412

Catalog Retail–0.23%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/23(d)	1,526,000	2,436,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Catalog Retail–(continued)
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/34	$880,000	$799,312
		3,236,143

Commodity Chemicals–0.07%
Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	745,000	986,960

Communications Equipment–0.42%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	1,610,000	2,271,106
JDS Uniphase Corp., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(d)	3,098,000	3,057,339
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/22	460,000	457,217
		5,785,662

Consumer Finance–0.31%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	336,000	328,952
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,240,000	2,248,945
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	1,740,000	1,739,492
		4,317,389

Data Processing & Outsourced Services–0.08%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	490,000	503,389
Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	714,000	675,692
		1,179,081

Distillers & Vintners–0.02%
Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	310,000	292,273

Diversified Banks–1.75%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	2,180,000	2,231,180
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes, 1.38%, 01/22/16(c)	1,955,000	1,961,373
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Global Notes, 0.90%, 02/12/16	955,000	956,835
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	480,000	463,868
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,063,264
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	601,357
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	384,724

	Principal Amount	Value
Diversified Banks–(continued)
Barclays Bank PLC (United Kingdom), Series BKNT, Sr. Unsec. Global Notes, 6.75%, 05/22/19	$510,000	$591,875
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	700,000	710,502
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	385,613
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	530,000	524,842
Citigroup Inc., Unsec. Sub. Global Notes, 5.30%, 05/06/44	250,000	253,319
6.68%, 09/13/43	815,000	987,546
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	686,000	749,060
Danske Bank AS (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	577,663
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	360,575
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	1,655,000	1,694,772
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.50%, 01/24/22	80,000	85,670
Series S, Jr. Unsec. Sub. Notes, 6.75% (e)	195,000	207,675
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	628,000
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	1,080,000	1,086,750
Series Z, Jr. Unsec. Sub. Global Notes,5.30% (e)	695,000	693,263
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	200,647
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	550,000	556,615
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	200,000	205,811
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	1,410,000	1,413,961
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	735,000	738,634
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(c)	420,000	440,077
U.S. Bank N.A., Unsec. Sub. Notes, 2.28%, 04/29/20	450,000	450,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	$180,000	$180,193
Sr. Unsec. Notes, 3.90%, 05/01/45	1,415,000	1,274,162
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	450,000	449,670
4.65%, 11/04/44	1,200,000	1,153,501
		24,263,312

Diversified Chemicals–0.06%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	795,000	792,656

Diversified Metals & Mining–0.13%
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	420,000	421,130
2.70%, 10/25/17(c)	420,000	424,673
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	200,000	254,556
9.00%, 05/01/19	295,000	366,863
Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	349,000	302,975
6.75%, 04/16/40	10,000	10,341
		1,780,538

Diversified Real Estate Activities–0.05%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/25	755,000	746,271

Diversified Support Services–0.03%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	386,357

Drug Retail–0.17%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/24	375,000	368,548
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/28	925,954	1,046,033
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.30%, 11/18/21	602,000	598,447
4.50%, 11/18/34	444,000	418,213
		2,431,241

Electric Utilities–0.43%
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	965,000	979,668
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	164,577
4.88%, 01/22/44(c)	930,000	970,253
Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/16	875,000	890,123

	Principal Amount	Value
Electric Utilities–(continued)
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	$405,000	$406,483
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 2.60%, 09/01/15	1,305,000	1,309,576
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	228,194
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	63,490
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	980,000	983,468
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,655
		6,012,487

Electrical Components & Equipment–0.05%
Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	740,000	740,617

Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	469,000	434,256

Fertilizers & Agricultural Chemicals–0.04%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	305,000	303,615
3.38%, 07/15/24	210,000	201,399
		505,014

Food Retail–0.08%
Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/17(c)	1,080,000	1,080,974

General Merchandise Stores–0.19%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	365,000	347,834
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	770,034
Sr. Unsec. Notes, 5.88%, 07/15/16	1,440,000	1,514,850
		2,632,718

Gold–0.01%
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	129,000	123,062

Health Care Distributors–0.15%
AmerisourceBergen Corp., Sr. Unsec. Notes, 3.40%, 05/15/24	940,000	934,420
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	1,095,000	1,095,005
		2,029,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Health Care Equipment–0.62%
Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	$750,000	$748,224
Sr. Unsec. Global Notes, 3.88%, 05/15/24	685,000	688,395
Sr. Unsec. Notes, 2.68%, 12/15/19	314,000	314,329
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	749,021
Medtronic Inc., Sr. Unsec. Gtd. Global Notes, 4.00%, 04/01/43	525,000	486,754
4.63%, 03/15/44	525,000	529,557
Sr. Unsec. Gtd. Notes, 3.15%, 03/15/22(c)	1,076,000	1,079,324
4.38%, 03/15/35(c)	382,000	378,740
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,407,600
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(c)	2,063,000	2,199,674
		8,581,618

Health Care Facilities–0.53%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,931,508
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	3,465,000	4,424,372
		7,355,880

Health Care REIT’s–0.14%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	505,000	494,612
4.20%, 03/01/24	480,000	485,608
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	500,259
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	232,141
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	200,000	207,286
		1,919,906

Health Care Services–0.26%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	940,000	934,601
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	1,590,000	1,616,817
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	602,000	593,975
4.70%, 02/01/45	264,000	241,938
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	220,000	220,945
		3,608,276

	Principal Amount	Value
Homebuilding–0.06%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	$1,050,000	$897,733

Hotels, Resorts & Cruise Lines–0.02%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	335,000	340,123

Housewares & Specialties–0.09%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,222,157

Hypermarkets & Super Centers–0.03%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 3.30%, 04/22/24	360,000	364,577
6.50%, 08/15/37	50,000	64,034
		428,611

Industrial Conglomerates–0.13%
General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	1,800,000	1,802,747

Industrial Machinery–0.16%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	690,000	755,531
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/44	250,000	226,527
5.25%, 10/01/54	1,321,000	1,182,860
		2,164,918

Insurance Brokers–0.03%
Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	426,572

Integrated Oil & Gas–0.23%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	552,000	556,041
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	1,428,000	1,425,706
1.72%, 06/24/18	520,000	522,723
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	301,508
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	334,000	334,308
		3,140,286

Integrated Telecommunication Services–0.46%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,413
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/22	520,000	502,465
3.40%, 05/15/25	545,000	519,489
4.50%, 05/15/35	463,000	425,812
5.35%, 09/01/40	101,000	100,715
6.15%, 09/15/34	140,000	154,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	$550,000	$549,287
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	360,000	445,110
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	325,000	303,676
5.01%, 08/21/54	694,000	633,556
5.15%, 09/15/23	450,000	493,789
6.40%, 09/15/33	140,000	160,313
6.40%, 02/15/38	300,000	344,459
Sr. Unsec. Notes, 4.52%, 09/15/48(c)	1,988,000	1,744,646
		6,382,763

Internet Retail–0.15%
Amazon.com, Inc., Sr. Unsec. Global Notes, 0.65%, 11/27/15	2,125,000	2,125,788

Investment Banking & Brokerage–1.44%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 2.63%, 01/31/19	535,000	539,909
5.25%, 07/27/21	400,000	444,756
6.15%, 04/01/18	550,000	610,667
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	65,133
Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	451,772
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	3,328,000	4,821,407
1.00%, 09/28/20(c)(g)	6,230,000	6,620,808
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	3,060,000	3,134,588
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	1,142,000	1,087,073
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	705,000	857,476
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	610,000	611,016
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	721,709
		19,966,314

Life & Health Insurance–0.15%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	1,205,000	1,221,731
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	410,000	419,888
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	256,939
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	110,000	132,908
		2,031,466

	Principal Amount	Value
Managed Health Care–0.19%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	$605,000	$643,000
Anthem, Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,010,000	2,012,544
		2,655,544
Movies & Entertainment–0.11%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	1,130,000	1,222,519
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/34	347,000	321,431
		1,543,950

Multi-Line Insurance–0.20%
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	385,000	385,474
4.38%, 01/15/55	720,000	646,177
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	930,000	908,674
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	910,000	893,978
		2,834,303

Multi-Utilities–0.03%
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	440,000	424,396

Office REIT’s–0.04%
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	605,000	603,754

Office Services & Supplies–0.04%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	500,000	504,494

Oil & Gas Drilling–0.08%
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	150,558
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.40%, 12/01/42	361,000	292,845
5.85%, 01/15/44	804,000	680,918
		1,124,321

Oil & Gas Equipment & Services–0.08%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	1,126,000	1,071,107

Oil & Gas Exploration & Production–0.77%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	1,902,000	1,406,291
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	859,000	866,000
4.15%, 11/15/34	921,000	897,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	$430,000	$431,393
3.25%, 05/15/22	167,000	165,091
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	2,130,000	2,129,589
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	830,000	817,897
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	594,569
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	555,000	546,102
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	2,803,036
		10,656,987

Oil & Gas Storage & Transportation–0.68%
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	357,000	322,256
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/40	25,000	28,324
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	172,143
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	370,000	370,148
3.20%, 02/01/16	2,150,000	2,177,106
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	279,571
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	533,000	492,828
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	356,973
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	136,283
Spectra Energy Partners, L.P., Sr. Global Notes, 4.50%, 03/15/45	536,000	475,092
Sr. Unsec. Notes, 2.95%, 06/15/16	1,065,000	1,079,900
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	645,000	589,193
5.50%, 02/15/20	535,000	591,430
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	229,751
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	600,000	598,216
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	883,000	783,866
5.40%, 03/04/44	890,000	824,127
		9,507,207

Other Diversified Financial Services–0.07%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	935,000	928,289

	Principal Amount	Value
Packaged Foods & Meats–0.30%
General Mills, Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	$905,000	$905,986
2.20%, 10/21/19	850,000	844,824
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	765,000	755,991
Mondelez International, Inc., Sr. Unsec. Global Notes, 4.13%, 02/09/16	1,200,000	1,222,535
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	214,000	216,249
5.15%, 08/15/44	220,000	227,427
		4,173,012

Paper Packaging–0.08%
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,139,000	1,174,995

Paper Products–0.02%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	264,794

Pharmaceuticals–1.17%
AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	2,825,000	2,828,634
4.50%, 05/14/35	720,000	706,973
Actavis Funding S.C.S., Sr. Unsec. Gtd. Global Notes, 4.55%, 03/15/35	272,000	260,848
4.85%, 06/15/44	950,000	916,897
Sr. Unsec. Sub. Gtd. Global Notes, 1.85%, 03/01/17	909,000	914,560
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/16	905,000	937,659
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	590,000	593,848
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	83,669
6.38%, 05/15/38	70,000	88,498
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	1,455,000	1,699,622
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/16	1,930,000	1,930,353
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	311,853
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/18	405,000	405,907
Sanofi (France), Sr. Unsec. Global Notes, 2.63%, 03/29/16	1,685,000	1,711,461
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	2,545,000	2,545,805
4.70%, 02/01/43	365,000	348,174
		16,284,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Property & Casualty Insurance–0.26%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	$325,000	$370,876
Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	29,661
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	730,000	713,854
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	380,144
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	855,000	1,013,709
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	665,000	692,352
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	445,302
		3,645,898

Railroads–0.27%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/43	1,990,000	2,135,384
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	423,898
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/24	101,000	103,995
Sr. Unsec. Notes, 4.15%, 01/15/45	440,000	421,210
4.85%, 06/15/44	570,000	608,819
		3,693,306

Regional Banks–0.38%
BB&T Corp., Series A, Sr. Unsec. Medium-Term Notes, 3.20%, 03/15/16	815,000	827,018
Fifth Third Bancorp, Sr. Unsec. Notes, 3.63%, 01/25/16	2,730,000	2,767,520
PNC Bank, N.A., Sr. Unsec. Bank Notes, 1.30%, 10/03/16	1,610,000	1,617,070
		5,211,608

Reinsurance–0.06%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	780,000	831,640

Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	581,000	572,699

Research & Consulting Services–0.04%
Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/45	505,000	497,632

	Principal Amount	Value
Semiconductor Equipment–0.35%
Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	$600,000	$584,848
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	4,306,376
		4,891,224

Semiconductors–0.82%
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	1,803,000	1,827,791
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	3,239,000	2,941,417
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	4,339,000	4,992,562
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/20(c)	1,564,000	1,555,202
		11,316,972

Soft Drinks–0.36%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	1,735,000	1,756,694
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	659,000	679,872
Sr. Unsec. Notes, 2.50%, 05/10/16	2,525,000	2,565,047
		5,001,613

Specialized Finance–0.09%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	935,000	994,402
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	195,832
		1,190,234

Steel–0.14%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.60%, 06/01/19	446,000	535,200
Sr. Unsec. Global Notes, 4.50%, 08/05/15	585,000	586,462
6.13%, 06/01/18	15,000	16,088
7.50%, 03/01/41	115,000	113,712
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	660,000	712,075
		1,963,537

Systems Software–0.31%
FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/20(c)(d)	463,000	496,568
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(c)(d)	405,000	433,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Systems Software–(continued)
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	$403,000	$368,590
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	2,326,000	2,433,577
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	600,000	588,908
		4,321,499

Technology Hardware, Storage & Peripherals–0.53%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	716,000	683,647
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	5,776,000	5,627,990
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	325,000	324,594
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	702,000	689,715
		7,325,946

Thrifts & Mortgage Finance–0.93%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	710,000	1,185,700
5.00%, 05/01/17	6,201,000	7,150,528
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	412,000	733,102
3.00%, 11/15/17	2,275,000	3,790,719
		12,860,049

Tobacco–0.21%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	470,000	472,838
B.A.T. International Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 3.95%, 06/15/25(c)	721,000	721,100
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	405,000	411,191
4.88%, 11/15/43	1,210,000	1,250,637
		2,855,766

Trading Companies & Distributors–0.03%
Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	430,000	429,462

Trucking–0.05%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	675,263

Wireless Telecommunication Services–0.16%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	556,608
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	258,345
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/20(c)	770,000	872,987

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	$585,000	$541,285
		2,229,225
Total Bonds & Notes (Cost $274,356,366)		284,179,294

U.S. Treasury Securities–7.91%
U.S. Treasury Bills–0.01%
0.00%, 08/20/15(h)(i)	15,000	15,000
0.08%, 08/20/15(h)(i)	130,000	130,000
		145,000

U.S. Treasury Notes–7.49%
2.25%, 03/31/16	2,000,000	2,030,076
0.63%, 06/30/17	18,873,000	18,865,555
0.75%, 06/30/17	9,000,000	9,017,544
0.75%, 02/28/18	6,200,000	6,173,484
1.13%, 06/15/18	22,045,000	22,123,187
1.25%, 01/31/19	8,000,000	7,998,548
3.63%, 08/15/19	1,525,000	1,659,074
3.38%, 11/15/19	300,000	323,705
3.63%, 02/15/20	46,000	50,203
1.63%, 06/30/20	17,241,700	17,227,595
2.63%, 11/15/20	600,000	626,235
2.13%, 05/15/25	18,200,600	17,840,532
		103,935,738

U.S. Treasury Bonds–0.41%
5.38%, 02/15/31	1,720,000	2,307,815
4.50%, 08/15/39	40,000	49,885
4.38%, 05/15/40	80,000	98,095
2.50%, 02/15/45	3,698,500	3,241,625
		5,697,420
Total U.S. Treasury Securities (Cost $109,314,783)		109,778,158

	Shares
Preferred Stocks–0.91%
Asset Management & Custody Banks–0.22%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	43,000	2,598,813
State Street Corp., Series D, 5.90% Pfd.	18,470	474,125
		3,072,938

Diversified Banks–0.02%
Wells Fargo & Co., 5.85% Pfd.	12,000	306,000

Oil & Gas Storage & Transportation–0.39%
El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	5,327,889

Regional Banks–0.28%
KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,937,700
Total Preferred Stocks (Cost $9,196,253)		12,644,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Securities–0.41%
Federal Home Loan Mortgage Corp. (FHLMC)–0.29%
Unsec. Global Notes, 5.00%, 04/18/17	$1,500,000	$1,615,929
5.50%, 08/23/17	140,000	154,005
4.88%, 06/13/18	1,000,000	1,111,305
6.75%, 03/15/31	750,000	1,075,928
		3,957,167

Federal National Mortgage Association (FNMA)–0.12%
Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,720,872
Total U.S. Government Sponsored Agency Securities (Cost $5,443,807)		5,678,039

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 6.50%, 02/01/26	314	360
5.50%, 02/01/37	88	98
		458

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs., 6.00%, 01/01/17	$228	$234
5.50%, 03/01/21	174	188
8.00%, 08/01/21	1,720	1,825
9.50%, 04/01/30	4,749	5,665
		7,912
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $7,805)		8,370

	Shares
Money Market Funds–5.01%
Liquid Assets Portfolio–Institutional Class(j)	34,754,381	34,754,381
Premier Portfolio–Institutional Class(j)	34,754,381	34,754,381
Total Money Market Funds (Cost $69,508,762)		69,508,762
TOTAL INVESTMENTS–98.64% (Cost $1,149,929,301)		1,368,484,980
OTHER ASSETS LESS LIABILITIES–1.36%		18,800,664
NET ASSETS–100.00%		$1,387,285,644

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted

Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured

Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $47,225,294, which represented 3.40% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Exchangeable for a basket of four common stocks and one ordinary share.
(g)	Exchangeable for a basket of five common stocks.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2015

Common Stocks & Other Equity Interests	63.9%
Bonds & Notes	20.5
U.S. Treasury Securities	7.9
Security Types Each Less Than 1% of Portfolio	1.3
Money Market Funds Plus Other Assets Less Liabilities	6.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,080,420,539)	$1,298,976,218
Investments in affiliated money market funds, at value and cost	69,508,762
Total investments, at value (Cost $1,149,929,301)	1,368,484,980
Cash	18,922,848
Foreign currencies, at value (Cost $330,756)	327,820
Receivable for:
Investments sold	1,004,309
Variation margin—futures	3,320
Fund shares sold	572,724
Dividends and interest	4,530,781
Investment for trustee deferred compensation and retirement plans	145,373
Unrealized appreciation on forward foreign currency contracts outstanding	126,741
Total assets	1,394,118,896

Liabilities:
Payable for:
Investments purchased	4,297,338
Fund shares reacquired	637,282
Accrued fees to affiliates	1,654,970
Accrued trustees’ and officers’ fees and benefits	7,553
Accrued other operating expenses	73,840
Trustee deferred compensation and retirement plans	162,269
Total liabilities	6,833,252
Net assets applicable to shares outstanding	$1,387,285,644

Net assets consist of:
Shares of beneficial interest	$994,070,196
Undistributed net investment income	33,178,061
Undistributed net realized gain	141,255,540
Net unrealized appreciation	218,781,847
$1,387,285,644

Net Assets:
Series I	$83,608,917
Series II	$1,303,676,727

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	4,356,919
Series II	68,287,836
Series I:
Net asset value per share	$19.19
Series II:
Net asset value per share	$19.09

Investment income:
Dividends (net of foreign withholding taxes of $336,591)	$10,572,985
Dividends from affiliated money market funds	32,405
Interest	4,623,779
Total investment income	15,229,169

Expenses:
Advisory fees	2,586,770
Administrative services fees	1,781,667
Custodian fees	35,889
Distribution fees — Series II	1,619,313
Transfer agent fees	17,669
Trustees’ and officers’ fees and benefits	19,215
Other	47,568
Total expenses	6,108,091
Less: Fees waived	(81,522)
Net expenses	6,026,569
Net investment income	9,202,600

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	29,637,264
Foreign currencies	(9,983)
Forward foreign currency contracts	2,902,444
Futures contracts	(189,517)
32,340,208
Change in net unrealized appreciation (depreciation) of:
Investment securities	(23,401,909)
Foreign currencies	11,913
Forward foreign currency contracts	(1,374,449)
Futures contracts	220,012
(24,544,433)
Net realized and unrealized gain	7,795,775
Net increase in net assets resulting from operations	$16,998,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$9,202,600	$22,445,326
Net realized gain	32,340,208	121,129,530
Change in net unrealized appreciation (depreciation)	(24,544,433)	(32,934,416)
Net increase in net assets resulting from operations	16,998,375	110,640,440

Distributions to shareholders from net investment income:
Series I	—	(1,165,658)
Series ll	—	(19,943,171)
Total distributions from net investment income	—	(21,108,829)

Distributions to shareholders from net realized gains:
Series l	—	(3,150,794)
Series ll	—	(61,507,641)
Total distributions from net realized gains	—	(64,658,435)

Share transactions–net:
Series l	10,255,897	11,041,950
Series ll	(3,279,730)	23,062,524
Net increase in net assets resulting from share transactions	6,976,167	34,104,474
Net increase in net assets	23,974,542	58,977,650

Net assets:
Beginning of period	1,363,311,102	1,304,333,452
End of period (includes undistributed net investment income of $33,178,061 and $23,975,461, respectively)	$1,387,285,644	$1,363,311,102

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objectives are both capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not

Invesco V.I. Equity and Income Fund

listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Equity and Income Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as

Invesco V.I. Equity and Income Fund

Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $81,522.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $160,247 for accounting and fund administrative services and reimbursed $1,621,420 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $1,693 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Equity and Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$908,040,562	$60,800,557	$—	$968,841,119
U.S. Treasury Securities	—	109,778,158	—	109,778,158
Corporate Debt Securities	—	284,179,294	—	284,179,294
U.S. Government Sponsored Agency Securities	—	5,686,409	—	5,686,409
	908,040,562	460,444,418	—	1,368,484,980
Forward Foreign Currency Contracts*	—	126,741	—	126,741
Futures Contracts*	104,360	—	—	104,360
Total Investments	$908,144,922	$460,571,159	$—	$1,368,716,081

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$361,587	$(234,846)
Interest rate risk:
Futures contracts(b)	104,360	—
Total	$465,947	$(234,846)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts
Realized Gain (Loss):
Currency risk	$2,902,444	$—
Interest rate risk	—	(189,517)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(1,374,449)	—
Interest rate risk	—	220,012
Total	$1,527,995	$30,495

Invesco V.I. Equity and Income Fund

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$78,766,195	$10,858,432

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/24/15	Bank of New York Mellon (The)	CAD	7,024,827	USD	5,700,813	$5,623,162	$77,651
07/24/15	State Street Bank and Trust Co.	CAD	7,038,009	USD	5,710,393	5,633,713	76,680
07/24/15	Bank of New York Mellon (The)	CHF	4,894,658	USD	5,256,855	5,240,259	16,596
07/24/15	State Street Bank and Trust Co.	CHF	4,910,440	USD	5,273,834	5,257,156	16,678
07/24/15	Bank of New York Mellon (The)	EUR	9,392,655	USD	10,562,792	10,475,891	86,901
07/24/15	State Street Bank and Trust Co.	EUR	9,407,023	USD	10,578,997	10,491,916	87,081
07/24/15	Bank of New York Mellon (The)	GBP	6,974,015	USD	10,909,835	10,956,663	(46,828)
07/24/15	State Street Bank and Trust Co.	GBP	6,983,512	USD	10,925,041	10,971,583	(46,542)
07/24/15	Bank of New York Mellon (The)	ILS	15,150,264	USD	3,943,841	4,013,804	(69,963)
07/24/15	State Street Bank and Trust Co.	ILS	15,150,268	USD	3,942,292	4,013,805	(71,513)
Total Forward Foreign Currency Contracts — Currency Risk							$126,741

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc

EUR	– Euro
GBP	– British Pound Sterling

ILS	– Israeli Shekel
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	37	September-2015	$(4,412,539)	$3,388
U.S. Treasury 10 Year Notes	Short	24	September-2015	(3,028,125)	25,636
U.S. Treasury Long Bond	Short	18	September-2015	(2,715,188)	75,336
Total Futures Contracts — Interest Rate Risk					$104,360

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$181,148	$(116,791)	$64,357	$—	$—	$64,357
State Street Bank and Trust Co.	180,439	(118,055)	62,384	—	—	62,384
Total	$361,587	$(234,846)	$126,741	$—	$—	$126,741

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$116,791	$(116,791)	$—	$—	$—	$—
State Street Bank and Trust Co.	118,055	(118,055)	—	—	—	—
Total	$234,846	$(234,846)	$—	$—	$—	$—

Invesco V.I. Equity and Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$2,827,777	$—	$2,827,777
December 31, 2017	524,023	—	524,023
	$3,351,800	$—	$3,351,800

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $193,047,236 and $165,757,891, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $393,527,002 and $384,407,330, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$246,016,006
Aggregate unrealized (depreciation) of investment securities	(31,324,544)
Net unrealized appreciation of investment securities	$214,691,462

Cost of investments for tax purposes is $1,153,793,518.

Invesco V.I. Equity and Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	1,017,884	$19,496,468	1,020,293	$19,539,518
Series II	2,725,956	51,635,908	5,344,545	100,231,484

Issued as reinvestment of dividends:
Series I	—	—	232,944	4,316,452
Series II	—	—	4,409,898	81,450,812

Reacquired:
Series I	(484,265)	(9,240,571)	(673,937)	(12,814,020)
Series II	(2,886,194)	(54,915,638)	(8,476,370)	(158,619,772)
Net increase in share activity	373,381	$6,976,167	1,857,373	$34,104,474

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$18.93	$0.15		$0.11	$0.26	$—	$—	$—	$19.19	1.37%	$83,609	0.64	%(d)	0.65	%(d)	1.58	%(d)	43%
Year ended 12/31/14	18.58	0.37	(e)	1.28	1.65	(0.35)	(0.95)	(1.30)	18.93	9.03	72,391	0.66		0.67		1.92	(e)	85
Year ended 12/31/13	15.08	0.27		3.51	3.78	(0.28)	—	(0.28)	18.58	25.18	60,288	0.66		0.67		1.59		41
Year ended 12/31/12	13.65	0.28		1.42	1.70	(0.27)	—	(0.27)	15.08	12.49	53,990	0.66		0.67		1.85		31
Year ended 12/31/11	14.06	0.25		(0.41)	(0.16)	(0.25)	—	(0.25)	13.65	(1.19)	56,053	0.66		0.67		1.83		28
Year ended 12/31/10(f)	12.27	0.13		1.66	1.79	—	—	—	14.06	14.59	46	0.69	(g)	0.70	(g)	1.73	(g)	34
Series II
Six months ended 06/30/15	18.86	0.13		0.10	0.23	—	—	—	19.09	1.22	1,303,677	0.89	(d)	0.90	(d)	1.33	(d)	43
Year ended 12/31/14	18.52	0.32	(e)	1.28	1.60	(0.31)	(0.95)	(1.26)	18.86	8.77	1,290,920	0.91		0.92		1.67	(e)	85
Year ended 12/31/13	15.05	0.23		3.50	3.73	(0.26)	—	(0.26)	18.52	24.88	1,244,045	0.91		0.92		1.34		41
Year ended 12/31/12	13.63	0.25		1.44	1.69	(0.27)	—	(0.27)	15.05	12.39	962,938	0.81		0.92		1.70		31
Year ended 12/31/11	14.05	0.25		(0.42)	(0.17)	(0.25)	—	(0.25)	13.63	(1.30)	864,716	0.71		0.92		1.78		28
Year ended 12/31/10	12.80	0.22		1.29	1.51	(0.26)	—	(0.26)	14.05	12.03	800,414	0.74		0.98		1.68		34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $84,964,454 and sold of $24,142,395 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $77,075 and $1,306,186 for Series I and Series II shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.27 and 1.41%, $0.22 and 1.16% for Series I and Series II shares, respectively.
(f)	Commencement date of June 1, 2010.
(g)	Annualized.

Invesco V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,013.70	$3.20	$1,021.62	$3.21	0.64%
Series II	1,000.00	1,012.20	4.44	1,020.38	4.46	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Equity and Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing

Invesco V.I. Equity and Income Fund

funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of three mutual funds sub-advised by Invesco Advisers. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco

Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services . The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Equity and Income Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Global Core Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIGCE-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.25%
Series II Shares	4.03
MSCI World Index▼ (Broad Market/Style-Specific Index)	2.63
Lipper VUF Global Multi-Cap Value Funds Classification Average■ (Peer Group)	2.47
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Global Multi-Cap Value Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Global Multi-Cap Value Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/15

Series I Shares
Inception (1/2/97)	4.98%
10 Years	3.35
5 Years	9.79
1 Year	0.11

Series II Shares
10 Years	3.09%
5 Years	9.54
1 Year	-0.11

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco V.I. Global Value Equity Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Series II shares incepted on June 1, 2010. Series II share performance shown prior to that date is that of the predecessor fund’s Class I shares restated to reflect the higher 12b-1 fees applicable to Series II shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.06% and 1.31%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.34%
Canada–1.20%
Toronto-Dominion Bank (The)	12,649	$537,238
Vermilion Energy, Inc.	12,548	542,092
		1,079,330

China–0.85%
Baidu, Inc.–ADR(a)	3,853	767,055

Finland–1.38%
Sampo Oyj -Class A	26,256	1,239,357

France–8.30%
Casino Guichard-Perrachon S.A.	17,219	1,304,585
Danone	36,075	2,332,568
LVMH Moet Hennessy Louis Vuitton S.E.	6,388	1,119,320
Orange S.A.	37,638	582,449
Publicis Groupe S.A.	21,894	1,617,184
Rexel S.A.	31,630	510,740
		7,466,846

Ireland–1.95%
Shire PLC–ADR	7,282	1,758,530

Israel–0.70%
Teva Pharmaceutical Industries Ltd.–ADR	10,669	630,538

Japan–8.35%
FANUC Corp.	2,600	530,714
Hitachi, Ltd.	132,000	870,078
Honda Motor Co., Ltd.	8,900	288,050
KDDI Corp.	40,600	976,305
Komatsu Ltd.	70,500	1,412,629
Mitsubishi UFJ Financial Group, Inc.	197,800	1,415,268
ORIX Corp.	62,100	927,040
Toyota Motor Corp.	16,400	1,096,718
		7,516,802

Netherlands–6.01%
GrandVision N.V.(a)(b)	51,170	1,267,071
Koninklijke Ahold N.V.	61,808	1,162,443
Koninklijke DSM N.V.	16,556	962,589
Koninklijke Philips N.V.	46,649	1,190,783
Randstad Holding N.V.	12,643	826,670
		5,409,556

Sweden–0.70%
Sandvik AB	56,573	625,555

Switzerland–5.20%
ABB Ltd.	70,589	1,478,375
Roche Holding AG	5,922	1,662,711
Sunrise Communications Group AG(a)(b)	8,839	738,868
TE Connectivity Ltd.	12,362	794,877
		4,674,831

	Shares	Value
Taiwan–1.36%
Taiwan Semiconductor Manufacturing Co. Ltd.	271,000	$1,220,359

United Kingdom–11.73%
British American Tobacco PLC	13,305	715,075
Diageo PLC	64,107	1,858,289
Kingfisher PLC	184,801	1,006,775
Liberty Global PLC–Series A(a)	14,901	805,697
Liberty Global PLC–Series C(a)	33,216	1,681,726
Rio Tinto PLC	25,097	1,032,249
SABMiller PLC	10,154	526,436
Standard Chartered PLC	56,341	902,107
Vodafone Group PLC–ADR	55,513	2,023,449
		10,551,803

United States–51.61%
Aaron’s Inc.	12,565	454,979
AbbVie Inc.	8,576	576,221
ACE Ltd.	7,297	741,959
Allergan PLC(a)	5,458	1,656,285
American Express Co.	32,658	2,538,180
Amphenol Corp.–Class A	13,981	810,479
Apple Inc.	6,668	836,334
Archer-Daniels-Midland Co.	16,816	810,867
Berkshire Hathaway Inc.–Class A(a)	11	2,253,350
Cabot Oil & Gas Corp.	15,812	498,710
Celgene Corp.(a)	11,227	1,299,357
Cisco Systems, Inc.	19,280	529,429
Coca-Cola Co. (The)	24,636	966,470
Comcast Corp.–Class A	15,380	924,953
Concho Resources Inc.(a)	4,568	520,112
Dick’s Sporting Goods, Inc.	12,337	638,686
Eaton Corp. PLC	9,525	642,842
Eli Lilly and Co.	18,842	1,573,119
EMC Corp.	44,127	1,164,512
EOG Resources, Inc.	11,786	1,031,864
Express Scripts Holding Co.(a)	7,500	667,050
First Republic Bank	33,393	2,104,761
GameStop Corp.–Class A	13,729	589,798
General Electric Co.	67,107	1,783,033
Google Inc.–Class C(a)	3,319	1,727,573
Halliburton Co.	15,502	667,671
HCA Holdings, Inc.(a)	10,774	977,417
Hertz Global Holdings, Inc.(a)	43,130	781,516
International Business Machines Corp.	15,219	2,475,523
Las Vegas Sands Corp.	8,828	464,088
Linear Technology Corp.	15,385	680,479
ManpowerGroup Inc.	12,543	1,121,093
Marsh & McLennan Cos., Inc.	18,956	1,074,805
Microsoft Corp.	9,022	398,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

	Shares	Value
United States–(continued)
Moody’s Corp.	10,891	$1,175,792
Mylan N.V.(a)	9,128	619,426
Northern Trust Corp.	18,985	1,451,593
Philip Morris International Inc.	10,884	872,570
Priceline Group Inc. (The)(a)	669	770,267
Progressive Corp. (The)	64,140	1,785,016
QUALCOMM, Inc.	24,552	1,537,692
ResMed Inc.	16,401	924,524
Rite Aid Corp.(a)	104,389	871,648
Wal-Mart Stores, Inc.	6,377	452,321
		46,442,685
Total Common Stocks & Other Equity Interests (Cost $85,732,229)		89,383,247

	Shares	Value
Money Market Funds–0.29%
Liquid Assets Portfolio–Institutional Class(c)	130,962	$130,962
Premier Portfolio–Institutional Class(c)	130,963	130,963
Total Money Market Funds (Cost $261,925)		261,925
TOTAL INVESTMENTS–99.63% (Cost $85,994,154)		89,645,172
OTHER ASSETS LESS LIABILITIES–0.37%		337,094
NET ASSETS–100.00%		$89,982,266

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $2,005,939, which represented 2.23% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2015

United States	51.6%
United Kingdom	11.7
Japan	8.4
France	8.3
Netherlands	6.0
Switzerland	5.2
Countries each less than 2.0% of portfolio	8.1
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $85,732,229)	$89,383,247
Investments in affiliated money market funds, at value and cost	261,925
Total investments, at value (Cost $85,994,154)	89,645,172
Foreign currencies, at value (Cost $207,054)	206,599
Receivable for:
Fund shares sold	7,390
Dividends	295,301
Investment for trustee deferred compensation and retirement plans	32,567
Total assets	90,187,029

Liabilities:
Payable for:
Fund shares reacquired	77,124
Accrued fees to affiliates	56,746
Accrued trustees’ and officers’ fees and benefits	4,496
Accrued other operating expenses	31,805
Trustee deferred compensation and retirement plans	34,592
Total liabilities	204,763
Net assets applicable to shares outstanding	$89,982,266

Net assets consist of:
Shares of beneficial interest	$86,839,717
Undistributed net investment income	1,657,960
Undistributed net realized gain (loss)	(2,164,843)
Net unrealized appreciation	3,649,432
$89,982,266

Net Assets:
Series I	$74,836,707
Series II	$15,145,559

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	8,032,031
Series II	1,629,771
Series I:
Net asset value per share	$9.32
Series II:
Net asset value per share	$9.29

Investment income:
Dividends (net of foreign withholding taxes of $95,613)	$1,179,421
Dividends from affiliated money market funds	197
Total investment income	1,179,618

Expenses:
Advisory fees	303,228
Administrative services fees	115,948
Custodian fees	17,002
Distribution fees — Series II	19,876
Transfer agent fees	5,758
Trustees’ and officers’ fees and benefits	11,251
Other	27,779
Total expenses	500,842
Less: Fees waived	(540)
Net expenses	500,302
Net investment income	679,316

Realized and unrealized gain from:
Net realized gain from:
Investment securities	1,674,566
Foreign currencies	11,208
1,685,774
Change in net unrealized appreciation of:
Investment securities	1,334,857
Foreign currencies	3,271
1,338,128
Net realized and unrealized gain	3,023,902
Net increase in net assets resulting from operations	$3,703,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$679,316	$1,192,210
Net realized gain	1,685,774	16,897,503
Change in net unrealized appreciation (depreciation)	1,338,128	(17,272,407)
Net increase in net assets resulting from operations	3,703,218	817,306

Distributions to shareholders from net investment income:
Series I	—	(1,568,741)
Series ll	—	(282,838)
Total distributions from net investment income	—	(1,851,579)

Share transactions–net:
Series l	(2,012,116)	(9,243,389)
Series ll	(1,534,822)	(5,156,863)
Net increase (decrease) in net assets resulting from share transactions	(3,546,938)	(14,400,252)
Net increase (decrease) in net assets	156,280	(15,434,525)

Net assets:
Beginning of period	89,825,986	105,260,511
End of period (includes undistributed net investment income of $1,657,960 and $978,644, respectively)	$89,982,266	$89,825,986

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Global Core Equity Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Global Core Equity Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.67%
Next $500 million	0.645%
Next $1 billion	0.62%
Next $1 billion	0.595%
Next $1 billion	0.57%
Over $4.5 billion	0.545%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco V.I. Global Core Equity Fund

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $540.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $91,153 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $282 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Core Equity Fund

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $13,920,752 and from Level 2 to Level 1 of $3,076,770, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Canada	$1,079,330	$—	$—	$1,079,330
China	767,055	—	—	767,055
Finland	—	1,239,357	—	1,239,357
France	4,756,473	2,710,373	—	7,466,846
Ireland	1,758,530	—	—	1,758,530
Israel	630,538	—	—	630,538
Japan	1,158,128	6,358,674	—	7,516,802
Netherlands	—	5,409,556	—	5,409,556
Sweden	625,555	—	—	625,555
Switzerland	3,012,120	1,662,711	—	4,674,831
Taiwan	—	1,220,359	—	1,220,359
United Kingdom	5,412,979	5,138,824	—	10,551,803
United States	46,704,610	—	—	46,704,610
Total Investments	$65,905,318	$23,739,854	$—	$89,645,172

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$6,769,047	$—	$6,769,047

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Global Core Equity Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $37,300,772 and $40,031,887, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,563,423
Aggregate unrealized (depreciation) of investment securities	(3,958,441)
Net unrealized appreciation of investment securities	$3,604,982

Cost of investments for tax purposes is $86,040,190.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	440,999	$4,160,111	549,322	$5,025,349
Series II	10,600	95,440	18,390	164,182

Issued as reinvestment of dividends:
Series I	—	—	172,959	1,568,741
Series II	—	—	31,158	282,599

Reacquired:
Series I	(663,820)	(6,172,227)	(1,740,296)	(15,837,479)
Series II	(173,701)	(1,630,262)	(610,889)	(5,603,644)
Net increase (decrease) in share activity	(385,922)	$(3,546,938)	(1,579,356)	$(14,400,252)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Core Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$8.94	$0.07	$0.31	$0.38	$—	$9.32	4.25%	$74,837	1.06	%(d)	1.06	%(d)	1.55	%(d)	42%
Year ended 12/31/14	9.06	0.12	(0.05)	0.07	(0.19)	8.94	0.69	73,816	1.06		1.06		1.26		123
Year ended 12/31/13	7.54	0.15	1.54	1.69	(0.17)	9.06	22.50	83,982	1.08		1.08		1.81		32
Year ended 12/31/12	6.80	0.14	0.79	0.93	(0.19)	7.54	13.75	74,517	1.00		1.08		1.98		23
Year ended 12/31/11	7.87	0.20	(1.02)	(0.82)	(0.25)	6.80	(10.89)	78,125	0.97		1.00		2.70		62
Year ended 12/31/10	7.24	0.15	0.62	0.77	(0.14)	7.87	10.95	44,717	1.12		1.15		2.04		130
Series II
Six months ended 06/30/15	8.93	0.06	0.30	0.36	—	9.29	4.03	15,146	1.31	(d)	1.31	(d)	1.30	(d)	42
Year ended 12/31/14	9.04	0.10	(0.05)	0.05	(0.16)	8.93	0.48	16,010	1.31		1.31		1.01		123
Year ended 12/31/13	7.52	0.13	1.53	1.66	(0.14)	9.04	22.25	21,279	1.33		1.33		1.56		32
Year ended 12/31/12	6.79	0.12	0.78	0.90	(0.17)	7.52	13.41	21,001	1.25		1.33		1.73		23
Year ended 12/31/11	7.86	0.18	(1.02)	(0.84)	(0.23)	6.79	(11.12)	21,742	1.22		1.25		2.45		62
Year ended 12/31/10(e)	6.52	0.07	1.27	1.34	—	7.86	20.55	12	1.40	(f)	1.45	(f)	1.76	(f)	130

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $68,458,544 and sold of $8,561,566 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dividend Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $75,233 and $16,033 for Series I and Series II, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Annualized.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,042.50	$5.37	$1,019.54	$5.31	1.06%
Series II	1,000.00	1,040.30	6.63	1,018.30	6.56	1.31

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Global Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Invesco Advisers noted that changes to the portfolio management team had been made in February 2014. The Trustees also reviewed

Invesco V.I. Global Core Equity Fund

more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco

Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board;

and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Global Core Equity Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Global Health Care Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc. I-VIGHC-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

 Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	11.40%
Series II Shares	11.22
MSCI World Index▼ (Broad Market Index)	2.63
MSCI World Health Care Index▼ (Style-Specific Index)	9.94
Lipper VUF Health/Biotechnology Funds Classification Average■ (Peer Group)	15.04

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Health/Biotechnology Funds Classification Average represents an average of the variable insurance underlying funds in the Lipper Health/Biotechnology Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (5/21/97)	10.02%
10 Years	11.27
5 Years	21.81
1 Year	22.11

Series II Shares
Inception (4/30/04)	10.02%
10 Years	10.99
5 Years	21.50
1 Year	21.77

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.09% and 1.34%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Global Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Global Health Care Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.17%
Biotechnology–27.33%
ACADIA Pharmaceuticals Inc.(b)	50,257	$2,104,763
Alder Biopharmaceuticals, Inc.(b)	62,419	3,306,334
Alexion Pharmaceuticals, Inc.(b)	27,580	4,985,637
Alnylam Pharmaceuticals Inc.(b)	13,635	1,634,427
AMAG Pharmaceuticals, Inc.(b)	34,007	2,348,523
Amgen Inc.	30,197	4,635,843
ARIAD Pharmaceuticals, Inc.(b)	182,434	1,508,729
Avalanche Biotechnologies, Inc.(b)	43,774	710,890
Biogen Inc.(b)	17,735	7,163,876
BioMarin Pharmaceutical Inc.(b)	58,473	7,997,937
Bluebird Bio, Inc.(b)	24,590	4,140,218
Celgene Corp.(b)	76,223	8,821,669
Celldex Therapeutics Inc.(b)	62,415	1,574,106
Dyax Corp.(b)	47,895	1,269,218
Gilead Sciences, Inc.	46,577	5,453,235
Heron Therapeutics, Inc.(b)	101,754	3,170,655
Incyte Corp.(b)	66,248	6,903,704
Keryx Biopharmaceuticals, Inc.(b)	171,938	1,715,941
Medivation Inc.(b)	26,802	3,060,788
Neurocrine Biosciences, Inc.(b)	41,363	1,975,497
Prothena Corp. PLC (Ireland)(b)	28,656	1,509,312
Puma Biotechnology, Inc.(b)	4,358	508,797
Receptos, Inc.(b)	11,270	2,141,864
Sarepta Therapeutics, Inc.(b)	28,119	855,661
Spark Therapeutics, Inc.(b)	39,502	2,380,786
Synergy Pharmaceuticals, Inc.(b)	220,767	1,832,366
Tekmira Pharmaceuticals Corp. (Canada)(b)	48,592	576,301
United Therapeutics Corp.(b)	19,054	3,314,443
Vanda Pharmaceuticals Inc.(b)	116,244	1,475,136
Vertex Pharmaceuticals Inc.(b)	54,424	6,720,276
		95,796,932

Drug Retail–1.44%
Raia Drogasil S.A. (Brazil)	148,860	1,919,338
Rite Aid Corp.(b)	373,363	3,117,581
		5,036,919

Health Care Distributors–1.87%
Cardinal Health, Inc.	38,001	3,178,784
McKesson Corp.	14,953	3,361,584
		6,540,368

Health Care Equipment–4.19%
DBV Technologies S.A.–ADR (France) (b)	87,863	2,616,560
Olympus Corp. (Japan)	98,500	3,395,582
ResMed Inc.	68,936	3,885,922
Wright Medical Group, Inc.(b)	182,535	4,793,369
		14,691,433

	Shares	Value
Health Care Facilities–5.05%
Community Health Systems Inc.(b)	84,139	$5,298,233
HCA Holdings, Inc.(b)	59,364	5,385,502
Tenet Healthcare Corp.(b)	52,942	3,064,283
Universal Health Services, Inc.–Class B	27,711	3,937,733
		17,685,751

Health Care Services–2.15%
Air Methods Corp.(b)	46,991	1,942,608
Express Scripts Holding Co.(b)	59,956	5,332,486
InnovaCare Inc. (Puerto Rico)(b)(c)	122,652	245,304
		7,520,398

Life Sciences Tools & Services–1.72%
Agilent Technologies, Inc.	46,191	1,782,049
Thermo Fisher Scientific, Inc.	32,846	4,262,097
		6,044,146

Managed Health Care–5.10%
Aetna Inc.	49,605	6,322,653
Humana Inc.	26,147	5,001,398
Qualicorp S.A. (Brazil)	109,000	686,750
UnitedHealth Group Inc.	48,107	5,869,054
		17,879,855

Pharmaceuticals–47.32%
AbbVie Inc.	169,230	11,370,564
Agile Therapeutics, Inc.(b)	71,921	617,801
Akorn, Inc.(b)	58,143	2,538,523
Allergan PLC(b)	53,272	16,165,921
AstraZeneca PLC–ADR (United Kingdom)	119,628	7,621,500
Bayer AG (Germany)	36,021	5,042,517
Bristol-Myers Squibb Co.	124,580	8,289,553
Cempra, Inc.(b)	28,345	973,934
DepoMed, Inc.(b)	169,281	3,632,770
Eli Lilly and Co.	80,656	6,733,970
Endo International PLC(b)	60,096	4,786,647
GlaxoSmithKline PLC–ADR (United Kingdom)	81,899	3,411,093
Hikma Pharmaceuticals PLC (Jordan)	90,408	2,749,956
Jazz Pharmaceuticals PLC(b)	29,212	5,143,357
Johnson & Johnson	105,550	10,286,903
Lipocine Inc.(b)	121,754	1,044,649
Medicines Co. (The)(b)	60,102	1,719,518
Merck & Co., Inc.	176,086	10,024,576
Mylan N.V.(b)	75,010	5,090,179
Nippon Shinyaku Co., Ltd. (Japan)	94,000	2,879,902
Novartis AG–ADR (Switzerland)	84,031	8,263,609
Pfizer Inc.	154,913	5,194,233
Roche Holding AG (Switzerland)	46,919	13,173,377
Sanofi–ADR (France)	150,275	7,443,121
Shire PLC–ADR (Ireland)	53,498	12,919,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

	Shares	Value
Pharmaceuticals–(continued)
Supernus Pharmaceuticals Inc.(b)	133,231	$2,262,262
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	86,393	5,105,826
XenoPort Inc.(b)	72,907	446,920
Zogenix, Inc.(b)	556,851	935,510
		165,867,923
Total Common Stocks & Other Equity Interests (Cost $241,665,783)		337,063,725

	Shares	Value
Money Market Funds–3.56%
Liquid Assets Portfolio–Institutional Class(d)	6,241,972	$6,241,972
Premier Portfolio–Institutional Class(d)	6,241,972	6,241,972
Total Money Market Funds (Cost $12,483,944)		12,483,944
TOTAL INVESTMENTS–99.73% (Cost $254,149,727)		349,547,669
OTHER ASSETS LESS LIABILITIES–0.27%		951,503
NET ASSETS–100.00%		$350,499,172

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2015 represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2015

United States	73.5%
Switzerland	6.1
Ireland	4.1
United Kingdom	3.1
France	2.9
Countries each less than 2.0% of portfolio	6.5
Money Market Funds Plus Other Assets Less Liabilities	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $241,665,783)	$337,063,725
Investments in affiliated money market funds, at value and cost	12,483,944
Total investments, at value (Cost $254,149,727)	349,547,669
Foreign currencies, at value (Cost $41,393)	40,935
Receivable for:
Investments sold	86,214
Fund shares sold	794,522
Dividends	493,992
Investment for trustee deferred compensation and retirement plans	69,539
Unrealized appreciation on forward foreign currency contracts outstanding	48,791
Other assets	74,784
Total assets	351,156,446

Liabilities:
Payable for:
Fund shares reacquired	255,768
Accrued fees to affiliates	279,075
Accrued trustees’ and officers’ fees and benefits	4,556
Accrued other operating expenses	39,164
Trustee deferred compensation and retirement plans	78,711
Total liabilities	657,274
Net assets applicable to shares outstanding	$350,499,172

Net assets consist of:
Shares of beneficial interest	$189,598,719
Undistributed net investment income	217,011
Undistributed net realized gain	65,240,323
Net unrealized appreciation	95,443,119
$350,499,172

Net Assets:
Series I	$247,400,500
Series II	$103,098,672

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	6,574,964
Series II	2,825,909
Series I:
Net asset value per share	$37.63
Series II:
Net asset value per share	$36.48

Investment income:
Dividends (net of foreign withholding taxes of $164,226)	$2,110,943
Dividends from affiliated money market funds	6,257
Total investment income	2,117,200

Expenses:
Advisory fees	1,213,793
Administrative services fees	444,732
Custodian fees	10,525
Distribution fees — Series II	113,727
Transfer agent fees	20,744
Trustees’ and officers’ fees and benefits	11,860
Other	27,154
Total expenses	1,842,535
Less: Fees waived	(16,871)
Net expenses	1,825,664
Net investment income	291,536

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	35,626,231
Foreign currencies	(6,391)
Forward foreign currency contracts	259,977
35,879,817
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,814,017)
Foreign currencies	9,288
Forward foreign currency contracts	(321,494)
(2,126,223)
Net realized and unrealized gain	33,753,594
Net increase in net assets resulting from operations	$34,045,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$291,536	$(199,494)
Net realized gain	35,879,817	29,406,927
Change in net unrealized appreciation (depreciation)	(2,126,223)	17,172,506
Net increase in net assets resulting from operations	34,045,130	46,379,939

Distributions to shareholders from net realized gains:
Series l	—	(7,510,881)
Series ll	—	(2,701,370)
Total distributions from net realized gains	—	(10,212,251)

Share transactions–net:
Series l	2,065,618	12,895,089
Series ll	15,757,670	10,544,688
Net increase in net assets resulting from share transactions	17,823,288	23,439,777
Net increase in net assets	51,868,418	59,607,465

Net assets:
Beginning of period	298,630,754	239,023,289
End of period (includes undistributed net investment income (loss) of $217,011 and $(74,525), respectively)	$350,499,172	$298,630,754

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Global Health Care Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Global Health Care Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Invesco V.I. Global Health Care Fund

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $16,871.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $39,820 for accounting and fund administrative services and reimbursed $404,912 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $154 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Health Care Fund

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $13,173,377 and from Level 2 to Level 1 of $5,042,517, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$329,983,450	$19,318,915	$245,304	$349,547,669
Forward Foreign Currency Contracts*	—	48,791	—	48,791
Total Investments	$329,983,450	$19,367,706	$245,304	$349,596,460

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$48,791	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$259,977
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(321,494)
Total	$(61,517)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$11,335,500

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value	Unrealized Appreciation
	Counterparty	Deliver		Receive
7/22/2015	Citibank Global Markets Inc.	CHF	3,048,000	USD	3,291,790	$3,262,965	$28,825
7/22/2015	Citibank Global Markets Inc.	EUR	1,974,000	USD	2,221,570	2,201,604	19,966
Total Open Forward Foreign Currency Contracts — Currency Risk							$48,791

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Global Health Care Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.	$48,791	$—	$48,791	$—	$—	$48,791

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $122,675,146 and $85,887,394, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$102,473,067
Aggregate unrealized (depreciation) of investment securities	(7,075,125)
Net unrealized appreciation of investment securities	$95,397,942

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	1,081,362	$39,389,114	1,630,036	$52,263,554
Series II	504,917	17,872,679	460,983	14,311,931

Issued as reinvestment of dividends:
Series I	—	—	232,319	7,510,881
Series II	—	—	86,004	2,701,370

Reacquired:
Series I	(1,035,223)	(37,323,496)	(1,490,077)	(46,879,346)
Series II	(59,472)	(2,115,009)	(213,643)	(6,468,613)
Net increase in share activity	491,584	$17,823,288	705,622	$23,439,777

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$33.78	$0.05	$3.80	$3.85	$—	$—	$—	$37.63	11.40%	$247,401	1.05	%(d)	1.06	%(d)	0.25	%(d)	28%
Year ended 12/31/14	29.32	(0.00)	5.71	5.71	—	(1.25)	(1.25)	33.78	19.67	220,561	1.08		1.09		(0.01)		29
Year ended 12/31/13	21.00	0.01	8.49	8.50	(0.18)	—	(0.18)	29.32	40.54	180,535	1.09		1.10		0.03		32
Year ended 12/31/12	17.37	0.12 (e)	3.51	3.63	—	—	—	21.00	20.90	128,898	1.12		1.13		0.63	(e)	43
Year ended 12/31/11	16.71	0.00	0.66	0.66	—	—	—	17.37	3.95	114,476	1.11		1.12		0.03		42
Year ended 12/31/10	15.87	(0.03)	0.87	0.84	—	—	—	16.71	5.29	124,441	1.11		1.12		(0.18)		16
Series II
Six months ended 06/30/15	32.80	(0.00)	3.68	3.68	—	—	—	36.48	11.22	103,099	1.30	(d)	1.31	(d)	(0.00	)(d)	28
Year ended 12/31/14	28.57	(0.08)	5.56	5.48	—	(1.25)	(1.25)	32.80	19.38	78,070	1.33		1.34		(0.26)		29
Year ended 12/31/13	20.49	(0.05)	8.27	8.22	(0.14)	—	(0.14)	28.57	40.16	58,488	1.34		1.35		(0.22)		32
Year ended 12/31/12	16.99	0.07 (e)	3.43	3.50	—	—	—	20.49	20.60	32,823	1.37		1.38		0.38	(e)	43
Year ended 12/31/11	16.38	(0.04)	0.65	0.61	—	—	—	16.99	3.72	27,448	1.36		1.37		(0.22)		42
Year ended 12/31/10	15.60	(0.07)	0.85	0.78	—	—	—	16.38	5.00	26,063	1.36		1.37		(0.43)		16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized based on average daily net assets (000’s omitted) of $235,657 and $91,735, for Series I and Series II shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.01) and (0.02)% and $(0.06) and (0.27)% for Series I and Series II shares, respectively.

Invesco V.I. Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period [2]
Series I	$1,000.00	$1,114.00	$5.53	$1,019.56	$5.28	1.05%
Series II	1,000.00	1,112.20	6.81	1,018.35	6.51	1.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Global Health Care Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Health/Biotechnology Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares

Invesco V.I. Global Health Care Fund

of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund was under allocated to Pharmaceuticals. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Global Health Care Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Global Real Estate Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIGRE-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-1.97%
Series II Shares	-2.09
MSCI World Index▼ (Broad Market Index)	2.63
Custom Global Real Estate Index■ (Style-Specific Index)*	-2.31
FTSE EPRA/NAREIT Developed Index (net)▼ (Former Style-Specific Index)*	-3.20
Lipper VUF Real Estate Funds Classification Average¿ (Peer Group)	-6.01

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

*The Fund has elected to use the Custom Global Real Estate Index rather than the FTSE EPRA/NAREIT Developed Index (net) as its style-specific benchmark because the Custom Global Real Estate Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from Fund inception through February 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from February 18, 2005, through June 30, 2014; and the FTSE EPRA/NAREIT Global Index (net) since July 1, 2014.

The FTSE EPRA/NAREIT Developed Index (net) is an unmanaged index considered representative of global real estate companies and real estate investment trusts (REITs). The index is computed using the net return, which withholds taxes for non-resident investors.

The Lipper VUF Real Estate Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds classification.

The FTSE EPRA/NAREIT Developed Index (gross) is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the gross return, which does not withhold taxes for non-resident investors.

The FTSE EPRA/NAREIT Global Index is designed to track the performance of listed real estate companies and REITs in both developed and emerging markets. The index is computed using the net return, which withholds taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (3/31/98)	8.30%
10 Years	5.61
5 Years	11.56
1 Year	0.53

Series II Shares
Inception (4/30/04)	8.50%
10 Years	5.36
5 Years	11.30
1 Year	0.31

  Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

  The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.92%
Australia–5.37%
Federation Centres	2,055,400	$4,621,870
Goodman Group	919,385	4,435,501
Scentre Group	1,079,674	3,117,680
Stockland	1,551,027	4,873,678
Westfield Corp.	747,719	5,219,193
		22,267,922

Brazil–0.44%
BR Malls Participacoes S.A.	79,400	375,384
Even Construtora e Incorporadora S.A.	255,800	272,311
EZ Tec Empreendimentos e Participacoes S.A.	56,947	266,851
Multiplan Empreendimentos Imobiliarios S.A.	58,100	898,604
		1,813,150

Canada–2.07%
Allied Properties REIT	134,100	3,805,657
Canadian REIT	68,500	2,328,495
H&R REIT	136,100	2,445,615
		8,579,767

China–5.13%
Beijing Capital Land Ltd.–Class H	1,488,000	1,140,345
China Overseas Land & Investment Ltd.	1,546,000	5,454,899
China Resources Land Ltd.	1,174,444	3,781,756
CIFI Holdings (Group) Co. Ltd.	4,398,000	1,144,383
Dalian Wanda Commercial Properties Co. Ltd.–Class H(a)	225,500	1,804,049
Franshion Properties China Ltd.	2,186,000	777,189
Greentown China Holdings Ltd.	913,000	1,166,073
KWG Property Holding Ltd.	629,000	530,699
Longfor Properties Co. Ltd.	648,000	1,025,194
Poly Property Group Co., Ltd.	409,000	196,124
Shenzhen Investment Ltd.	3,196,000	1,574,584
Shimao Property Holdings Ltd.	249,000	490,287
Shui On Land Ltd.	677,000	190,518
Sino-Ocean Land Holdings Ltd.	2,669,000	2,017,744
		21,293,844

Finland–0.03%
Sponda Oyj	31,625	116,870

France–3.31%
ICADE	16,057	1,146,902
Klepierre	24,470	1,076,492
Mercialys S.A.	67,870	1,514,636
Unibail-Rodamco S.E.	39,296	9,972,641
		13,710,671

	Shares	Value
Germany–2.10%
Deutsche Wohnen AG	235,227	$5,391,126
LEG Immobilien AG	47,551	3,304,167
		8,695,293

Hong Kong–7.37%
Cheung Kong Property Holdings Ltd.(b)	127,500	1,057,648
Henderson Land Development Co. Ltd.	31,489	215,163
Hongkong Land Holdings Ltd.	777,600	6,361,017
Kerry Properties Ltd.	512,000	1,997,770
Link REIT (The)	702,000	4,111,618
New World Development Co. Ltd.	2,937,000	3,834,943
Sun Hung Kai Properties Ltd.	536,000	8,685,089
Swire Properties Ltd.	847,600	2,695,334
Wharf Holdings Ltd. (The)	240,000	1,597,647
		30,556,229

Indonesia–0.58%
PT Bumi Serpong Damai Tbk	3,608,300	450,922
PT Ciputra Development Tbk	2,963,000	280,315
PT Lippo Karawaci Tbk	4,123,900	364,810
PT Pakuwon Jati Tbk	13,089,600	421,200
PT Summarecon Agung Tbk	7,203,800	880,849
		2,398,096

Japan–11.16%
Activia Properties, Inc.	245	2,075,694
Daiwa House REIT Investment Corp.	136	573,333
Japan Hotel REIT Investment Corp.	4,624	3,073,827
Japan Prime Realty Investment Corp.	32	99,637
Japan Real Estate Investment Corp.	536	2,432,076
Japan Retail Fund Investment Corp.	1,316	2,633,075
Kenedix Office Investment Corp.	273	1,369,461
Kenedix Retail REIT Corp.(b)	565	1,340,952
Mitsubishi Estate Co. Ltd.	545,000	11,706,941
Mitsui Fudosan Co., Ltd.	436,000	12,171,349
Mori Hills REIT Investment Corp.	1,177	1,523,176
Nippon Prologis REIT Inc.	470	865,507
Nomura Real Estate Office Fund, Inc.	146	662,010
Sumitomo Realty & Development Co., Ltd.	47,000	1,648,648
Tokyu Fudosan Holdings, Corp.	388,800	3,008,604
United Urban Investment Corp.	773	1,093,189
		46,277,479

Malaysia–0.40%
IGB REIT	1,079,300	380,428
KLCCP Stapled Group	245,200	452,281
Mah Sing Group Berhad	1,131,113	494,616
Mah Sing Group Berhad–Wts. expiring 02/21/20(b)	75,409	3,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value
Malaysia–(continued)
SP Setia Berhad Group	391,500	$323,240
		1,654,262

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	3,053,090	0

Mexico–0.73%
Fibra Uno Administracion S.A. de C.V.	1,115,500	2,653,045
Macquarie Mexico Real Estate Management S.A. de C.V.	287,900	399,149
		3,052,194

Netherlands–0.58%
Wereldhave N.V.	42,105	2,397,492

Philippines–0.83%
Ayala Land, Inc.	1,928,700	1,594,886
Megaworld Corp.	5,009,100	528,594
Robinsons Land Corp.	1,044,300	678,342
SM Prime Holdings Inc.	1,425,900	631,598
		3,433,420

Singapore–2.25%
Ascendas REIT	1,290,800	2,354,876
CapitaLand Ltd.	1,604,300	4,164,079
Global Logistic Properties Ltd.	871,800	1,634,581
Mapletree Industrial Trust	1,007,100	1,168,507
		9,322,043

South Africa–1.39%
Capital Property Fund	986,574	1,156,799
Growthpoint Properties Ltd.	1,074,078	2,331,576
Hyprop Investments Ltd.	144,300	1,431,564
Resilient Property Income Fund Ltd.	108,614	858,877
		5,778,816

Sweden–1.36%
Castellum AB	148,671	2,087,615
Fabege AB	131,440	1,791,555
Wihlborgs Fastigheter AB	109,259	1,779,570
		5,658,740

Switzerland–0.52%
Swiss Prime Site AG	28,279	2,146,106

Thailand–0.41%
Amata Corp. PCL	447,100	198,423
Central Pattana PCL	625,200	877,047
Land and Houses PCL–NVDR	1,195,500	312,481
Pruksa Real Estate PCL	420,600	314,780
		1,702,731

Turkey–0.26%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,063,558	1,087,006

	Shares	Value
United Arab Emirates–0.97%
Emaar Malls Group PJSC(b)	1,077,988	$980,283
Emaar Properties PJSC	1,427,962	3,050,527
		4,030,810

United Kingdom–6.39%
Big Yellow Group PLC	126,083	1,262,978
Derwent London PLC	60,525	3,235,402
Great Portland Estates PLC	408,783	4,990,564
Hammerson PLC	302,865	2,932,916
Land Securities Group PLC	586,711	11,099,664
Quintain Estates & Development PLC(b)	529,637	882,152
UNITE Group PLC (The)	231,664	2,080,338
		26,484,014

United States–45.27%
American Campus Communities, Inc.	59,500	2,242,555
American Tower Corp.	16,800	1,567,272
AvalonBay Communities, Inc.	93,821	14,999,163
Boston Properties, Inc.	76,720	9,286,189
Brixmor Property Group, Inc.	224,420	5,190,835
Cousins Properties, Inc.	428,245	4,445,183
DDR Corp.	154,758	2,392,559
DiamondRock Hospitality Co.	217,800	2,790,018
EastGroup Properties, Inc.	32,100	1,804,983
Empire State Realty Trust Inc.–Class A	270,551	4,615,600
Equinix, Inc.	15,000	3,810,000
Essex Property Trust, Inc.	31,645	6,724,562
Extra Space Storage Inc.	101,500	6,619,830
Federal Realty Investment Trust	79,773	10,218,123
Health Care REIT, Inc.	41,427	2,718,854
Healthcare Realty Trust, Inc.	151,348	3,520,354
Healthcare Trust of America, Inc.–Class A	215,902	5,170,853
Hilton Worldwide Holdings Inc.(b)	162,356	4,472,908
Hudson Pacific Properties Inc.	111,807	3,171,964
InfraREIT Inc.	47,999	1,361,252
Kilroy Realty Corp.	35,500	2,383,825
LaSalle Hotel Properties	112,970	4,005,916
Mid-America Apartment Communities, Inc.	92,707	6,749,997
National Health Investors, Inc.	39,500	2,460,850
National Retail Properties Inc.	56,383	1,973,969
Paramount Group, Inc.	156,319	2,682,434
Piedmont Office Realty Trust Inc.–Class A	156,700	2,756,353
Prologis, Inc.	315,320	11,698,372
Public Storage	24,802	4,572,745
Realty Income Corp.	95,625	4,244,794
Retail Opportunity Investments Corp.	209,363	3,270,250
Rexford Industrial Realty, Inc.	116,059	1,692,140
RLJ Lodging Trust	97,128	2,892,472
Simon Property Group, Inc.	115,006	19,898,338
Strategic Hotels & Resorts, Inc.(b)	186,500	2,260,380
Taubman Centers, Inc.	52,600	3,655,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value
United States–(continued)
UDR, Inc.	35,755	$1,145,233
Ventas, Inc.	138,300	8,587,047
Washington REIT	46,700	1,211,865
Weingarten Realty Investors	74,900	2,448,481
		187,714,218
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $364,969,209)		410,171,173

	Shares	Value
Money Market Funds–0.60%
Liquid Assets Portfolio–Institutional Class(c)	1,241,475	$1,241,475
Premier Portfolio–Institutional Class(c)	1,241,474	1,241,474
Total Money Market Funds (Cost $2,482,949)		2,482,949
TOTAL INVESTMENTS–99.52% (Cost $367,452,158)		412,654,122
OTHER ASSETS LESS LIABILITIES–0.48%		1,997,928
NET ASSETS–100.00%		$414,652,050

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $1,804,049, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2015

United States	45.3%
Japan	11.1
Hong Kong	7.4
United Kingdom	6.4
Australia	5.4
China	5.1
France	3.3
Singapore	2.2
Germany	2.1
Canada	2.1
Countries each less than 2.0% of portfolio	8.5
Money Market Funds Plus Other Assets Less Liabilities	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $364,969,209)	$410,171,173
Investments in affiliated money market funds, at value and cost	2,482,949
Total investments, at value (Cost $367,452,158)	412,654,122
Foreign currencies, at value (Cost $1,583,363)	1,534,355
Receivable for:
Investments sold	3,918,733
Fund shares sold	425,437
Dividends	1,688,347
Investment for trustee deferred compensation and retirement plans	61,749
Other assets	902
Total assets	420,283,645

Liabilities:
Payable for:
Investments purchased	4,495,556
Fund shares reacquired	571,044
Accrued foreign taxes	1,249
Accrued fees to affiliates	410,910
Accrued trustees’ and officers’ fees and benefits	5,458
Accrued other operating expenses	78,330
Trustee deferred compensation and retirement plans	69,048
Total liabilities	5,631,595
Net assets applicable to shares outstanding	$414,652,050

Net assets consist of:
Shares of beneficial interest	$360,578,324
Undistributed net investment income	7,819,931
Undistributed net realized gain	1,118,244
Net unrealized appreciation	45,135,551
$414,652,050

Net Assets:
Series I	$211,550,575
Series II	$203,101,475

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	12,517,477
Series II	12,355,446
Series I:
Net asset value per share	$16.90
Series II:
Net asset value per share	$16.44

Investment income:
Dividends (net of foreign withholding taxes of $326,926)	$7,131,252
Dividends from affiliated money market funds	1,877
Total investment income	7,133,129

Expenses:
Advisory fees	1,619,190
Administrative services fees	590,189
Custodian fees	114,447
Distribution fees:
Distribution fees — Series II	271,463
Transfer agent fees	20,942
Trustees’ and officers’ fees and benefits	13,332
Other	34,158
Total expenses	2,663,721
Less: Fees waived	(5,222)
Net expenses	2,658,499
Net investment income	4,474,630

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	16,482,084
Foreign currencies	48,387
16,530,471
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $1,249)	(30,584,532)
Foreign currencies	(32,889)
(30,617,421)
Net realized and unrealized gain (loss)	(14,086,950)
Net increase (decrease) in net assets resulting from operations	$(9,612,320)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$4,474,630	$7,143,594
Net realized gain	16,530,471	11,244,543
Change in net unrealized appreciation (depreciation)	(30,617,421)	31,597,399
Net increase (decrease) in net assets resulting from operations	(9,612,320)	49,985,536

Distributions to shareholders from net investment income:
Series I	—	(3,251,796)
Series ll	—	(2,549,836)
Total distributions from net investment income	—	(5,801,632)

Share transactions–net:
Series l	6,102,688	(3,501,175)
Series ll	8,033,364	9,465,501
Net increase in net assets resulting from share transactions	14,136,052	5,964,326
Net increase in net assets	4,523,732	50,148,230

Net assets:
Beginning of period	410,128,318	359,980,088
End of period (includes undistributed net investment income of $7,819,931 and $3,345,301, respectively)	$414,652,050	$410,128,318

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Global Real Estate Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

Invesco V.I. Global Real Estate Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Invesco V.I. Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management L imited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $5,222.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $52,420 for accounting and fund administrative services and reimbursed $537,769 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Global Real Estate Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $55,271,144 and from Level 2 to Level 1 of $29,983,081, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$22,267,922	$—	$22,267,922
Brazil	1,813,150	—	—	1,813,150
Canada	8,579,767	—	—	8,579,767
China	9,169,415	12,124,429	—	21,293,844
Finland	—	116,870	—	116,870
France	3,738,030	9,972,641	—	13,710,671
Germany	8,695,293	—	—	8,695,293
Hong Kong	15,452,002	15,104,227	—	30,556,229
Indonesia	364,810	2,033,286	—	2,398,096
Japan	13,785,045	32,492,434	—	46,277,479
Malaysia	1,331,023	323,239	—	1,654,262
Malta	—	—	0	0
Mexico	3,052,194	—	—	3,052,194
Netherlands	—	2,397,492	—	2,397,492
Philippines	3,433,420	—	—	3,433,420
Singapore	—	9,322,043	—	9,322,043
South Africa	—	5,778,816	—	5,778,816
Sweden	1,779,570	3,879,170	—	5,658,740
Switzerland	2,146,106	—	—	2,146,106
Thailand	198,423	1,504,308	—	1,702,731
Turkey	—	1,087,006	—	1,087,006
United Arab Emirates	980,283	3,050,527	—	4,030,810
United Kingdom	18,560,534	7,923,480	—	26,484,014
United States	190,197,167	—	—	190,197,167
Total Investments	$283,276,232	$129,377,890	$—	$412,654,122

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Global Real Estate Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$11,038,760	$—	$11,038,760

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $148,385,204 and $125,553,781, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,426,002
Aggregate unrealized (depreciation) of investment securities	(11,759,335)
Net unrealized appreciation of investment securities	$31,666,667

Cost of investments for tax purposes is $380,987,455.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	1,750,325	$31,145,834	3,252,789	$54,247,717
Series II	1,659,411	28,916,764	3,484,973	56,243,205

Issued as reinvestment of dividends:
Series I	—	—	200,852	3,251,796
Series II	—	—	161,586	2,549,836

Reacquired:
Series I	(1,404,374)	(25,043,146)	(3,695,733)	(61,000,688)
Series II	(1,234,594)	(20,883,400)	(3,133,157)	(49,327,540)
Net increase in share activity	770,768	$14,136,052	271,310	$5,964,326

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$17.24	$0.19	$(0.53)	$(0.34)	$—	$16.90	(1.97)%	$211,551	1.10	%(d)	1.10	%(d)	2.19	%(d)	30%
Year ended 12/31/14	15.29	0.33	1.89	2.22	(0.27)	17.24	14.62	209,829	1.10		1.10		1.99		44
Year ended 12/31/13	15.47	0.22	0.21	0.43	(0.61)	15.29	2.71	189,835	1.10		1.10		1.41		49
Year ended 12/31/12	12.14	0.27	3.14	3.41	(0.08)	15.47	28.12	176,933	1.14		1.14		1.94		51
Year ended 12/31/11	13.58	0.24	(1.16)	(0.92)	(0.52)	12.14	(6.51)	134,254	1.14		1.14		1.77		47
Year ended 12/31/10	12.14	0.35	1.74	2.09	(0.65)	13.58	17.51	131,462	1.20		1.20		2.82		87
Series II
Six months ended 06/30/15	16.79	0.17	(0.52)	(0.35)	—	16.44	(2.09)	203,101	1.35	(d)	1.35	(d)	1.94	(d)	30
Year ended 12/31/14	14.90	0.28	1.84	2.12	(0.23)	16.79	14.34	200,299	1.35		1.35		1.74		44
Year ended 12/31/13	15.11	0.18	0.20	0.38	(0.59)	14.90	2.44	170,145	1.35		1.35		1.16		49
Year ended 12/31/12	11.87	0.23	3.07	3.30	(0.06)	15.11	27.85	124,219	1.39		1.39		1.69		51
Year ended 12/31/11	13.31	0.20	(1.13)	(0.93)	(0.51)	11.87	(6.73)	62,349	1.39		1.39		1.52		47
Year ended 12/31/10	11.93	0.32	1.70	2.02	(0.64)	13.31	17.24	34,014	1.45		1.45		2.57		87

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized based on average daily net assets (000’s omitted) of $218,897 and $218,970 for Series I and Series II shares, respectively.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$980.30	$5.40	$1,019.34	$5.51	1.10%
Series II	1,000.00	979.10	6.62	1,018.10	6.76	1.35

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Global Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Global Real Estate Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the

Invesco V.I. Global Real Estate Fund

best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers noted that the Fund is expected to outperform when high quality REITs outperform. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of other mutual funds sub-advised by Invesco Advisers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and

that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Global Real Estate Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Government Securities Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIGOV-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	0.09%
Series II Shares	-0.09
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.10
Barclays U.S. Government Index▼ (Style-Specific Index)	0.08
Lipper VUF General U.S. Government Funds Index■ (Peer Group Index)	0.32
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

The Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general US government variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (5/5/93)	4.55%
10 Years	3.93
5 Years	2.38
1 Year	1.86

Series II Shares
Inception (9/19/01)	3.63%
10 Years	3.66
5 Years	2.11
1 Year	1.59

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.78% and 1.03%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable

Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–60.23%
Collateralized Mortgage Obligations–23.27%
Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$5,314,877	$5,629,105
5.00%, 08/25/19	1,520,928	1,579,606
4.25%, 06/25/22 to 02/25/37	2,454,640	2,583,715
4.50%, 10/25/22	263,971	266,370
3.00%, 10/25/25 to 09/25/36	2,821,007	2,875,653
2.50%, 03/25/26	1,757,631	1,789,382
7.00%, 09/18/27	472,962	530,950
6.50%, 03/25/32	1,290,171	1,485,553
5.75%, 10/25/35	769,627	857,800
0.49%, 05/25/36(a)	4,964,123	4,978,420
0.69%, 03/25/37 to 05/25/41(a)	9,411,883	9,471,169
0.59%, 06/25/38(a)	7,963,573	8,001,213
6.56%, 06/25/39(a)	5,143,066	6,040,142
0.74%, 02/25/41(a)	5,602,784	5,654,610
0.71%, 11/25/41(a)	2,252,785	2,273,374
Federal Home Loan Bank,
5.07%, 10/20/15	616,399	624,900
5.46%, 11/27/15	8,587,864	8,756,658
5.77%, 03/23/18	1,171,387	1,278,975
Freddie Mac REMICs,
4.00%, 12/15/17 to 06/15/39	4,171,282	4,356,347
5.00%, 02/15/18 to 04/15/19	1,566,784	1,623,243
4.50%, 07/15/18	447,903	464,565
3.00%, 10/15/18 to 04/15/26	3,910,967	4,014,623
3.75%, 10/15/18	398,100	399,634
3.50%, 12/15/27	134,940	135,549
0.69%, 12/15/35 to 03/15/40(a)	7,682,441	7,754,691
0.49%, 03/15/36(a)	4,745,960	4,779,801
0.53%, 11/15/36(a)	7,469,511	7,486,665
0.59%, 05/15/37 to 06/15/37(a)	5,963,900	5,996,902
1.05%, 11/15/39(a)	1,535,144	1,568,202
0.64%, 03/15/40 to 02/15/42(a)	17,849,971	17,973,374
Ginnie Mae REMICs,
6.00%, 01/16/25	788,700	876,794
4.75%, 09/20/32	144	144
4.00%, 04/16/33 to 02/20/38	1,548,206	1,575,227
4.50%, 01/16/34 to 09/16/34	1,416,412	1,449,613
5.74%, 08/20/34(a)	1,820,029	2,064,391
5.87%, 01/20/39(a)	6,115,969	6,963,810
0.98%, 09/16/39(a)	2,265,822	2,323,269
4.51%, 07/20/41(a)	1,425,192	1,526,071
1.66%, 09/20/41(a)	6,071,281	6,291,271
1.59%, 09/20/64, IO(a)	11,403,373	1,247,529
1.64%, 11/20/64, IO(a)	7,443,697	849,326
1.69%, 12/20/64, IO(a)	19,313,109	2,208,937
		148,607,573

	Principal Amount	Value
Federal Deposit Insurance Co. (FDIC)–0.04%
Series 2010-S1, Class 1A, Floating Rate Notes , 0.73%, 02/25/48(a)(b)	$264,300	$264,408

Federal Home Loan Mortgage Corp. (FHLMC)–11.33%
Pass Through Ctfs.,
8.00%, 12/01/15 to 09/01/36	2,231,961	2,544,774
6.00%, 02/01/16 to 07/01/38	1,608,081	1,756,565
6.50%, 03/01/16 to 12/01/35	4,651,812	5,364,986
7.00%, 12/01/16 to 12/01/37	5,538,164	6,395,389
5.00%, 07/01/18 to 01/01/40	2,567,429	2,824,500
10.50%, 08/01/19	220	222
4.50%, 09/01/20 to 08/01/41	14,705,204	16,046,582
8.50%, 09/01/20 to 08/01/31	601,886	692,113
10.00%, 03/01/21	19,897	21,755
9.00%, 06/01/21 to 06/01/22	135,211	145,266
7.50%, 09/01/22 to 08/01/36	1,776,876	2,050,152
5.50%, 12/01/22	758,530	812,039
3.50%, 08/01/26	1,332,436	1,412,149
3.00%, 05/01/27	2,008,094	2,096,844
7.05%, 05/20/27	140,582	161,167
6.03%, 10/20/30	1,097,859	1,274,591
Pass Through Ctfs., ARM,
2.40%, 09/01/35(a)	8,179,515	8,728,351
2.48%, 07/01/36(a)	6,060,904	6,488,489
2.05%, 10/01/36(a)	3,707,790	3,935,440
2.41%, 10/01/36(a)	268,255	288,350
2.53%, 11/01/37(a)	2,970,368	3,195,032
2.66%, 01/01/38(a)	134,751	145,891
2.43%, 06/01/43(a)	5,714,395	5,947,136
		72,327,783

Federal National Mortgage Association (FNMA)–21.34%
Pass Through Ctfs.,
8.00%, 10/01/15 to 11/01/37	5,001,482	5,996,350
7.00%, 11/01/15 to 06/01/36	7,244,581	8,032,576
7.50%, 11/01/15 to 08/01/37	6,991,299	8,115,299
6.50%, 03/01/16 to 11/01/37	4,989,608	5,601,985
6.00%, 09/01/17 to 10/01/38	3,833,297	4,334,371
5.00%, 11/01/17 to 12/01/33	578,398	621,046
8.50%, 11/01/17 to 08/01/37	1,623,244	1,902,073
4.50%, 04/01/19 to 08/01/41	11,746,139	12,633,182
5.50%, 03/01/21 to 05/01/35	2,559,142	2,912,856
6.75%, 07/01/24	558,847	642,230
6.95%, 10/01/25	22,277	23,248
3.50%, 03/01/27 to 08/01/27	14,338,258	15,162,945
3.00%, 05/01/27 to 08/01/27	6,655,566	6,907,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., ARM,
2.49%, 10/01/34(a)	$3,418,388	$3,662,810
2.38%, 05/01/35(a)	604,612	644,909
2.32%, 03/01/38(a)	152,147	162,826
2.81%, 02/01/42(a)	2,650,691	2,788,262
2.30%, 06/01/43(a)	4,156,678	4,205,593
2.26%, 08/01/43(a)	3,968,279	4,049,041
Pass Through Ctfs., TBA,
3.50%, 07/01/45 to 08/01/45(c)	46,500,000	47,865,695
		136,264,793

Government National Mortgage Association (GNMA)–4.25%
Pass Through Ctfs.,
6.50%, 05/20/16 to 01/15/37	5,181,758	5,898,159
7.50%, 03/15/17 to 10/15/35	3,351,241	3,887,049
7.00%, 04/15/17 to 12/15/36	1,572,697	1,745,319
8.00%, 05/15/17 to 01/15/37	1,844,879	2,209,413
10.50%, 09/15/17	273	274
8.50%, 12/15/17 to 01/15/37	207,994	217,665
10.00%, 06/15/19	8,887	9,615
6.00%, 09/15/20 to 08/15/33	860,308	966,176
5.00%, 02/15/25	260,357	288,335
6.95%, 08/20/25 to 08/20/27	344,117	355,259
6.38%, 10/20/27 to 04/20/28	381,887	435,683
6.10%, 12/20/33	5,176,006	6,018,642
3.50%, 10/20/42	5,006,625	5,129,749
		27,161,338
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $376,053,835)		384,625,895

U.S. Treasury Securities–18.01%
U.S. Treasury Bills–0.44%(d)(e)
0.00%, 08/20/15	540,000	540,000
0.04%, 08/20/15	275,000	275,000
0.07%, 08/20/15	105,000	105,000
0.08%, 08/20/15	1,535,000	1,535,000
0.09%, 08/20/15	100,000	100,000
0.10%, 08/20/15	90,000	90,000
0.11%, 08/20/15	85,000	85,000
0.12%, 08/20/15	120,000	120,000
		2,850,000

U.S. Treasury Notes–12.27%
0.63%, 08/31/17	8,400,000	8,383,613
0.75%, 12/31/17	5,000,000	4,988,743
0.88%, 01/31/18	5,400,000	5,400,516
1.13%, 06/15/18	13,400,000	13,447,526
1.50%, 12/31/18	5,500,000	5,552,270
1.63%, 06/30/19	4,000,000	4,035,389
1.63%, 07/31/19	5,200,000	5,242,766
1.75%, 09/30/19	5,000,000	5,056,766
1.00%, 11/30/19	4,000,000	3,909,795
3.63%, 02/15/20	2,000,000	2,182,734

	Principal Amount		Value
U.S. Treasury Notes–(continued)
1.38%, 04/30/20	$2,000,000		$1,976,793
2.00%, 09/30/20	5,000,000		5,069,380
2.13%, 06/30/21	4,500,000		4,551,263
2.13%, 08/15/21	2,700,000		2,727,390
2.00%, 10/31/21	2,500,000		2,501,542
2.00%, 11/15/21	3,300,000		3,302,039
			78,328,525

U.S. Treasury Bonds–2.74%
8.75%, 05/15/20	3,500,000		4,666,423
7.88%, 02/15/21	1,100,000		1,458,705
5.38%, 02/15/31	3,800,000		5,098,661
3.38%, 05/15/44	6,000,000		6,274,273
			17,498,062

U.S. Treasury Inflation—Indexed Bonds–2.56%
0.63%, 01/15/24	13,181,220	(f)	13,389,959
0.25%, 01/15/25	2,996,580	(f)	2,935,466
			16,325,425
Total U.S. Treasury Securities (Cost $113,645,863)			115,002,012

U.S. Government Sponsored Agency Securities–8.92%
Federal Agricultural Mortgage Corp. (FAMC)–3.00%
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000		4,069,002
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	14,000,000		15,107,652
			19,176,654

Federal Farm Credit Bank (FFCB)–0.42%
Unsec. Medium-Term Notes, 5.75%, 12/07/28	2,100,000		2,661,668

Federal Home Loan Bank (FHLB)–1.62%
Unsec. Bonds,
3.38%, 06/12/20	6,220,000		6,698,620
2.88%, 09/11/20	3,455,000		3,632,267
			10,330,887

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Global Notes, 2.38%, 01/13/22	5,000,000		5,059,300

Financing Corp (FICO)–0.53%
Sec. Bonds, 9.80%, 04/06/18	700,000		862,196
Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000		2,521,796
			3,383,992

Tennessee Valley Authority (TVA)–2.56%
Sr. Unsec. Global Bonds, 4.88%, 12/15/16	13,553,000		14,404,420
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000		1,931,718
			16,336,138
Total U.S. Government Sponsored Agency Securities (Cost $55,298,721)			56,948,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value
Non-U.S. Government Sponsored Agency Securities–18.93%
Collateralized Mortgage Obligations–13.83%
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.09%, 05/15/32(a)(b)	$2,460,000	$2,466,205
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,155,393
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.24%, 06/15/33(a)(b)	6,100,000	6,066,267
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.23%, 06/08/30(a)(b)	5,900,000	5,892,076
Series 2015-CR23, Class CMB, Pass Through Ctfs., 3.81%, 05/10/48(b)	4,620,000	4,711,178
Credit Suisse Mortgage Capital, Series 2015- TOWN, Class B, Floating Rate Pass Through Ctfs., 2.09%, 03/15/17(a)(b)	7,100,000	7,089,023
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $10,996,530) (b)	10,624,667	11,165,463
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05/10; Cost $18,838,918)(a)(b)	18,234,887	18,924,166
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	775,000	780,498
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,399,619
Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.00%, 10/25/53(b)	5,567,612	5,609,447
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.14%, 05/15/48(a)	5,900,000	5,988,108
Series 2015-C29, Class C,
Pass Through Ctfs.,
4.22%, 06/15/48	6,224,000	6,058,028
		88,305,471

	Principal Amount	Value
Bonds & Notes–3.33%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	$3,800,000	$4,504,539
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/21	1,540,000	1,723,002
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,069,598
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/17	5,000,000	5,045,145
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,928,115
		21,270,399

Structured Agency Credit Risk Notes (STACR)–1.77%
Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.39%, 02/25/24(a)(g)	4,300,000	4,308,503
Series 2014-DN2, Class M2,
Floating Rate STACR® Debt Notes,
1.84%, 04/25/24(a)(g)	6,050,000	5,913,425
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.59%, 10/25/24(a)(g)	1,100,000	1,104,529
		11,326,457
Total Non-U.S. Government Sponsored Agency Securities (Cost $119,568,608)		120,902,327

	Shares
Money Market Funds–1.07%
Government & Agency Portfolio–Institutional Class (Cost $6,810,273)(h)	6,810,273	6,810,273

Options Purchased–0.06%
(Cost $482,500)(i)		357,102
TOTAL INVESTMENTS–107.22% (Cost $671,859,800)		684,646,248
OTHER ASSETS LESS LIABILITIES–(7.22)%		(46,089,902)
NET ASSETS–100.00%		$638,556,346

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
IO	– Interest only
REMICs	– Real Estate Mortgage Investment Conduits

Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2015.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $83,959,912, which represented 13.15% of the Fund’s Net Assets.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(f)	Principal amount of security and interest payments are adjusted for inflation.
(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser
(i)	The table below details Options Purchased:

Open Over-The-Counter Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Put	Citigroup Global Markets Inc.	1.45%	Pay	3 Month USD LIBOR	10/22/15	$110,000,000	$100,632
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.25%	Pay	3 Month USD LIBOR	11/02/15	60,000,000	256,470
Total Swaptions Purchased — Interest Rate Risk (Cost $482,500)								$357,102

Currency Abbreviations:

LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2015

U.S. Government Sponsored Agency Mortgage-Backed Securities	56.2%
Non-U.S. Government Sponsored Agency Securities	17.6
U.S. Treasury Securities	16.8
U.S. Government Sponsored Agency Securities	8.3
Swaptions Purchased	0.1
Money Market Funds	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $665,049,527)	$677,835,975
Investments in affiliated money market funds, at value and cost	6,810,273
Total investments, at value (Cost $671,859,800)	684,646,248
Cash	131,636
Receivable for:
Fund shares sold	219,378
Dividends and interest	2,125,832
Principal paydowns	535,465
Investment for trustee deferred compensation and retirement plans	234,558
Other assets	381
Total assets	687,893,498

Liabilities:
Payable for:
Investments purchased	48,190,703
Fund shares reacquired	239,945
Variation margin — futures	39,274
Variation margin — centrally cleared swap agreements	5,641
Accrued fees to affiliates	520,582
Accrued trustees’ and officers’ fees and benefits	6,058
Accrued other operating expenses	69,281
Trustee deferred compensation and retirement plans	265,668
Total liabilities	49,337,152
Net assets applicable to shares outstanding	$638,556,346

Net assets consist of:
Shares of beneficial interest	$628,010,184
Undistributed net investment income	18,788,523
Undistributed net realized gain (loss)	(20,630,909)
Net unrealized appreciation	12,388,548
$638,556,346

Net Assets:
Series I	$442,468,107
Series II	$196,088,239

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	37,671,712
Series II	16,863,706
Series I:
Net asset value per share	$11.75
Series II:
Net asset value per share	$11.63

Investment income:
Interest	$9,242,324
Dividends from affiliated money market funds	2,059
Total investment income	9,244,383

Expenses:
Advisory fees	1,538,908
Administrative services fees	870,424
Custodian fees	13,369
Distribution fees — Series II	253,460
Transfer agent fees	14,603
Trustees’ and officers’ fees and benefits	14,678
Other	62,446
Total expenses	2,767,888
Less: Fees waived	(1,603)
Net expenses	2,766,285
Net investment income	6,478,098

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(515,760)
Futures contracts	883,459
Securities sold short	(190,695)
Swap agreements	(558)
176,446
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,892,561)
Futures contracts	(3,497,413)
Swap agreements	(55,441)
(6,445,415)
Net realized and unrealized gain (loss)	(6,268,969)
Net increase in net assets resulting from operations	$209,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$6,478,098	$9,666,678
Net realized gain	176,446	9,333,238
Change in net unrealized appreciation (depreciation)	(6,445,415)	11,266,181
Net increase in net assets resulting from operations	209,129	30,266,097

Distributions to shareholders from net investment income:
Series I	—	(16,177,318)
Series ll	—	(6,330,149)
Total distributions from net investment income	—	(22,507,467)

Share transactions–net:
Series l	(32,385,441)	(96,681,441)
Series ll	(16,611,507)	(16,660,069)
Net increase (decrease) in net assets resulting from share transactions	(48,996,948)	(113,341,510)
Net increase (decrease) in net assets	(48,787,819)	(105,582,880)

Net assets:
Beginning of period	687,344,165	792,927,045
End of period (includes undistributed net investment income of $18,788,523 and $12,310,425, respectively)	$638,556,346	$687,344,165

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Government Securities Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Government Securities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Securities Sold Short — The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

M.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at

Invesco V.I. Government Securities Fund

risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Invesco V.I. Government Securities Fund

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.50%
Over $250 million	0.45%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $1,603.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $77,967 for accounting and fund administrative services and reimbursed $792,457 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Government Securities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,810,273	$—	$—	$6,810,273
U.S. Treasury Securities	—	115,002,012	—	115,002,012
U.S. Government Sponsored Agency Securities	—	441,574,534	—	441,574,534
Structured Agency Credit Risk Notes	—	11,326,457	—	11,326,457
Corporate Debt Securities	—	16,765,860	—	16,765,860
Collateralized Mortgage Obligations	—	88,305,471	—	88,305,471
Foreign Sovereign Debt Securities	—	4,504,539	—	4,504,539
Options Purchased	—	357,102	—	357,102
	6,810,273	677,835,975	—	684,646,248
Futures Contracts*	(342,459)	—	—	(342,459)
Swap Agreements*	—	(55,441)	—	(55,441)
Total Investments	$6,467,814	$677,780,534	$—	$684,248,348

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$259,351	$(601,810)
Options purchased(b)	357,102	—
Swap agreements(c)	11,187	(66,628)
Total	$627,640	$(668,438)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Options purchased at value as reported in the Schedule of Investments.
(c)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options(a)	Swap Agreements
Realized Gain (Loss):
Interest rate risk	$883,459	$198,756	$(558)
Change in Net Unrealized Appreciation (Depreciation):
Interest rate risk	(3,497,413)	47,579	(55,441)
Total	$(2,613,954)	$246,335	$(55,999)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the six month average notional value of futures contracts and options purchased and the three month average notional value of swap agreements during the period.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$144,601,031	$83,166,667	$37,500,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S Treasury 2 Year Notes	Long	90	September-2015	$19,704,375	$33,554
U.S Treasury 5 Year Notes	Long	304	September-2015	36,254,375	(25,335)
U.S Treasury 10 Year Notes	Long	4	September-2015	504,688	1,554
U.S Ultra Bonds	Long	336	September-2015	51,765,000	(576,475)
U.S Treasury 30 Year Notes	Short	89	September-2015	(13,425,094)	224,243
Total Futures Contracts — Interest Rate Risk					$(342,459)

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month LIBOR	1.15%	October-2017	$27,500,000	$11,187
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month LIBOR	1.87	November-2020	15,000,000	(66,628)
Total Centrally Cleared Interest Rate Swap Agreements — Interest Rate Risk						$(55,441)

Abbreviations:

CME	– Chicago Mercantile Exchange
LIBOR	– London Interbank Offered Rate

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC(a)	$11,187	$(11,187)	$—	$—	$—	$—

Invesco V.I. Government Securities Fund

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC(a)	$66,628	$(11,187)	$55,441	$—	$—	$55,441

(a)	Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$3,845,839	$—	$3,845,839
Not subject to expiration	9,291,880	4,154,087	13,445,967
	$13,137,719	$4,154,087	$17,291,806

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $126,797,225 and $98,530,685, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $40,228,408 and $68,708,281, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,358,326
Aggregate unrealized (depreciation) of investment securities	(1,630,856)
Net unrealized appreciation of investment securities	$12,727,470

Cost of investments for tax purposes is $671,918,778.

Invesco V.I. Government Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	2,619,001	$31,049,540	3,780,129	$44,538,169
Series II	451,082	5,305,289	2,344,721	27,332,900

Issued as reinvestment of dividends:
Series I	—	—	1,398,212	16,177,318
Series II	—	—	551,407	6,330,149

Reacquired:
Series I	(5,361,877)	(63,434,981)	(13,365,628)	(157,396,928)
Series II	(1,869,385)	(21,916,796)	(4,310,995)	(50,323,118)
Net increase (decrease) in share activity	(4,161,179)	$(48,996,948)	(9,602,154)	$(113,341,510)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$11.74	$0.12	$(0.11)	$0.01	$—	$11.75	0.09%	$442,468	0.77	%(d)	0.77	%(d)	2.05	%(d)	25%
Year ended 12/31/14	11.64	0.16	0.32	0.48	(0.38)	11.74	4.14	474,556	0.78		0.78		1.36		55
Year ended 12/31/13	12.40	0.13	(0.45)	(0.32)	(0.44)	11.64	(2.62)	565,690	0.74		0.76		1.10		139
Year ended 12/31/12	12.49	0.19	0.12	0.31	(0.40)	12.40	2.47	873,212	0.65		0.76		1.49		118
Year ended 12/31/11	12.00	0.25	0.67	0.92	(0.43)	12.49	7.91	970,029	0.63		0.75		2.03		85
Year ended 12/31/10	11.95	0.24	0.41	0.65	(0.60)	12.00	5.40	1,072,405	0.73		0.75		1.98		61
Series II
Six months ended 06/30/15	11.64	0.10	(0.11)	(0.01)	—	11.63	(0.09)	196,088	1.02	(d)	1.02	(d)	1.80	(d)	25
Year ended 12/31/14	11.54	0.13	0.31	0.44	(0.34)	11.64	3.88	212,788	1.03		1.03		1.11		55
Year ended 12/31/13	12.29	0.10	(0.45)	(0.35)	(0.40)	11.54	(2.85)	227,237	0.99		1.01		0.85		139
Year ended 12/31/12	12.39	0.16	0.12	0.28	(0.38)	12.29	2.22	261,083	0.90		1.01		1.24		118
Year ended 12/31/11	11.92	0.21	0.67	0.88	(0.41)	12.39	7.63	295,318	0.88		1.00		1.78		85
Year ended 12/31/10	11.88	0.22	0.40	0.62	(0.58)	11.92	5.10	24,074	0.98		1.00		1.73		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $309,171,077 and sold of $25,033,352 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Government Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $457,401 and $204,449 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,000.90	$3.82	$1,020.98	$3.86	0.77%
Series II	1,000.00	999.10	5.06	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Government Securities Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Annuity Underlying Funds General U.S. Government Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco V.I. Government Securities Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. Government Securities Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Growth and Income Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIGRI-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.03%
Series II Shares	1.91
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 1000 Value Index▼ (Style-Specific Index)	-0.61
Lipper VUF Large-Cap Value Funds Index■ (Peer Group Index)	0.95

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (12/23/96)	9.05%
10 Years	7.55
5 Years	15.76
1 Year	5.42

Series II Shares
Inception (9/18/00)	6.48%
10 Years	7.29
5 Years	15.48
1 Year	5.13

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund (renamed Invesco V.I. Growth and Income Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.78% and 1.03%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.83% and 1.08%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

Invesco V.I. Growth and Income Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.33%
Aerospace & Defense–1.40%
General Dynamics Corp.	198,386	$28,109,312

Agricultural Products–1.03%
Archer-Daniels-Midland Co.	431,336	20,799,022

Application Software–1.66%
Adobe Systems Inc.(b)	207,331	16,795,885
Citrix Systems, Inc.(b)	235,714	16,537,694
		33,333,579

Asset Management & Custody Banks–2.63%
Northern Trust Corp.	313,968	24,005,993
State Street Corp.	375,115	28,883,855
		52,889,848

Automobile Manufacturers–1.08%
General Motors Co.	652,753	21,756,257

Biotechnology–0.74%
Amgen Inc.	97,374	14,948,856

Broadcasting–0.24%
CBS Corp.–Class B	87,306	4,845,483

Cable & Satellite–2.82%
Comcast Corp.–Class A	573,852	34,511,459
Time Warner Cable Inc.	125,232	22,312,586
		56,824,045

Communications Equipment–1.53%
Cisco Systems, Inc.	1,123,190	30,842,797

Construction Machinery & Heavy Trucks–0.73%
Caterpillar Inc.	172,541	14,634,928

Diversified Banks–12.96%
Bank of America Corp.	2,930,266	49,873,127
Citigroup Inc.	1,700,712	93,947,331
Comerica Inc.	440,819	22,622,831
JPMorgan Chase & Co.	1,395,647	94,569,041
		261,012,330

Diversified Chemicals–0.54%
Dow Chemical Co. (The)	210,969	10,795,284

Electric Utilities–0.51%
FirstEnergy Corp.	318,573	10,369,551

Electronic Components–0.91%
Corning Inc.	928,328	18,315,911

Fertilizers & Agricultural Chemicals–0.54%
Mosaic Co. (The)	230,679	10,807,311

	Shares	Value
General Merchandise Stores–1.89%
Target Corp.	465,927	$38,033,621

Health Care Equipment–2.17%
Baxter International Inc.	261,996	18,321,380
Medtronic PLC	341,440	25,300,704
		43,622,084

Health Care Services–0.81%
Express Scripts Holding Co.(b)	183,362	16,308,216

Hotels, Resorts & Cruise Lines–1.86%
Carnival Corp.	760,064	37,539,561

Household Products–1.05%
Procter & Gamble Co. (The)	270,841	21,190,600

Hypermarkets & Super Centers–1.35%
Wal-Mart Stores, Inc.	384,536	27,275,138

Industrial Conglomerates–2.97%
General Electric Co.	2,253,317	59,870,633

Industrial Machinery–1.21%
Ingersoll-Rand PLC	362,743	24,456,133

Insurance Brokers–2.96%
Aon PLC	213,251	21,256,859
Marsh & McLennan Cos., Inc.	374,391	21,227,970
Willis Group Holdings PLC	367,439	17,232,889
		59,717,718

Integrated Oil & Gas–5.16%
Exxon Mobil Corp.	219,859	18,292,269
Occidental Petroleum Corp.	239,267	18,607,794
Royal Dutch Shell PLC–Class A (United Kingdom)	1,539,597	43,285,871
TOTAL S.A. (France)	488,639	23,779,134
		103,965,068

Integrated Telecommunication Services–1.61%
Koninklijke KPN N.V. (Netherlands)	1,411,282	5,417,094
Orange S.A. (France)	304,119	4,706,247
Telecom Italia S.p.A. (Italy)(b)	2,841,192	3,605,103
Telefónica, S.A. (Spain)	227,768	3,246,477
Verizon Communications Inc.	330,680	15,412,995
		32,387,916

Internet Software & Services–1.65%
eBay Inc.(b)	552,693	33,294,226

Investment Banking & Brokerage–4.95%
Charles Schwab Corp. (The)	719,481	23,491,055
Goldman Sachs Group, Inc. (The)	113,510	23,699,753
Morgan Stanley	1,354,323	52,534,189
		99,724,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Shares	Value
IT Consulting & Other Services–1.24%
Amdocs Ltd.	456,257	$24,907,070

Managed Health Care–1.83%
Anthem, Inc.	119,603	19,631,636
UnitedHealth Group Inc.	141,895	17,311,190
		36,942,826

Movies & Entertainment–1.35%
Time Warner Inc.	167,141	14,609,795
Viacom Inc.–Class B	193,145	12,484,893
		27,094,688

Multi-Utilities–0.64%
PG&E Corp.	262,585	12,892,924

Oil & Gas Drilling–0.43%
Ensco PLC–Class A	389,351	8,670,847

Oil & Gas Equipment & Services–1.16%
Baker Hughes Inc.	379,172	23,394,912

Oil & Gas Exploration & Production–2.83%
Anadarko Petroleum Corp.	183,818	14,348,833
Apache Corp.	413,589	23,835,134
Canadian Natural Resources Ltd. (Canada)	694,757	18,859,916
		57,043,883

Other Diversified Financial Services–1.50%
Voya Financial, Inc.	649,646	30,189,050

Packaged Foods & Meats–1.18%
Mondelez International Inc.–Class A	579,002	23,820,142

Pharmaceuticals–7.85%
Eli Lilly and Co.	304,823	25,449,672
Merck & Co., Inc.	604,841	34,433,598
Novartis AG (Switzerland)	313,615	30,978,299
Novartis AG–ADR (Switzerland)	25,163	2,474,530
Pfizer Inc.	618,918	20,752,321
Sanofi (France)	204,575	20,185,530
Teva Pharmaceutical Industries Ltd.– ADR (Israel)	403,989	23,875,750
		158,149,700

Publishing–0.75%
Thomson Reuters Corp.	395,000	15,043,402

Railroads–1.01%
CSX Corp.	620,224	20,250,314

	Shares	Value
Regional Banks–5.65%
BB&T Corp.	440,389	$17,752,081
Citizens Financial Group Inc.	927,357	25,326,120
Fifth Third Bancorp	979,128	20,385,445
First Horizon National Corp.	861,669	13,502,353
PNC Financial Services Group, Inc. (The)	385,973	36,918,317
		113,884,316

Security & Alarm Services–0.94%
Tyco International PLC	494,299	19,015,683

Semiconductor Equipment–1.06%
Applied Materials, Inc.	1,114,754	21,425,572

Semiconductors–1.90%
Broadcom Corp.–Class A	307,542	15,835,338
Intel Corp.	737,304	22,425,101
		38,260,439

Specialized Finance–0.67%
CME Group Inc.–Class A	143,908	13,392,078

Systems Software–2.38%
Microsoft Corp.	491,770	21,711,645
Symantec Corp.	1,132,304	26,326,068
		48,037,713

Technology Hardware, Storage & Peripherals–0.76%
NetApp, Inc.	487,010	15,370,036

Tobacco–1.25%
Philip Morris International Inc.	314,777	25,235,672

Wireless Telecommunication Services–0.99%
Vodafone Group PLC–ADR (United Kingdom)	545,206	19,872,759
Total Common Stocks & Other Equity Interests (Cost $1,573,428,546)		1,940,564,451

Money Market Funds–4.30%
Liquid Assets Portfolio–Institutional Class(c)	43,291,370	43,291,370
Premier Portfolio–Institutional Class(c)	43,291,370	43,291,370
Total Money Market Funds (Cost $86,582,740)		86,582,740
TOTAL INVESTMENTS–100.63% (Cost $1,660,011,286)		2,027,147,191
OTHER ASSETS LESS LIABILITIES–(0.63)%		(12,589,863)
NET ASSETS–100.00%		$2,014,557,328

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	31.3%
Health Care	13.4
Information Technology	13.1
Consumer Discretionary	10.0
Energy	9.6
Industrials	8.2
Consumer Staples	5.9
Telecommunication Services	2.6
Materials	1.1
Utilities	1.1
Money Market Funds Plus Other Assets Less Liabilities	3.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,573,428,546)	$1,940,564,451
Investments in affiliated money market funds, at value and cost	86,582,740
Total investments, at value (Cost $1,660,011,286)	2,027,147,191
Cash	105,195
Foreign currencies, at value (Cost $733,999)	729,055
Receivable for:
Investments sold	981,441
Fund shares sold	635,300
Dividends	4,512,426
Fund expenses absorbed	55,446
Investment for trustee deferred compensation and retirement plans	186,959
Unrealized appreciation on forward foreign currency contracts outstanding	301,136
Total assets	2,034,654,149

Liabilities:
Payable for:
Investments purchased	4,722,666
Fund shares reacquired	12,687,918
Accrued fees to affiliates	2,393,039
Accrued trustees’ and officers’ fees and benefits	11,658
Accrued other operating expenses	64,690
Trustee deferred compensation and retirement plans	216,850
Total liabilities	20,096,821
Net assets applicable to shares outstanding	$2,014,557,328

Net assets consist of:
Shares of beneficial interest	$1,276,649,951
Undistributed net investment income	51,763,447
Undistributed net realized gain	318,718,837
Net unrealized appreciation	367,425,093
$2,014,557,328

Net Assets:
Series I	$161,291,044
Series II	$1,853,266,284

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	6,285,522
Series II	72,472,505
Series I:
Net asset value per share	$25.66
Series II:
Net asset value per share	$25.57

Investment income:
Dividends (net of foreign withholding taxes of $754,447)	$22,528,996
Dividends from affiliated money market funds	24,824
Total investment income	22,553,820

Expenses:
Advisory fees	5,612,984
Administrative services fees	2,565,864
Custodian fees	44,916
Distribution fees — Series II	2,294,223
Transfer agent fees	15,615
Trustees’ and officers’ fees and benefits	24,539
Other	49,686
Total expenses	10,607,827
Less: Fees waived	(588,045)
Net expenses	10,019,782
Net investment income	12,534,038

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	61,785,865
Foreign currencies	(43,529)
Forward foreign currency contracts	6,554,300
68,296,636
Change in net unrealized appreciation (depreciation) of:
Investment securities	(40,324,929)
Foreign currencies	37,467
Forward foreign currency contracts	(3,082,101)
(43,369,563)
Net realized and unrealized gain	24,927,073
Net increase in net assets resulting from operations	$37,461,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$12,534,038	$42,740,162
Net realized gain	68,296,636	395,204,349
Change in net unrealized appreciation (depreciation)	(43,369,563)	(249,263,259)
Net increase in net assets resulting from operations	37,461,111	188,681,252

Distributions to shareholders from net investment income:
Series I	—	(2,868,324)
Series ll	—	(27,337,329)
Total distributions from net investment income	—	(30,205,653)

Distributions to shareholders from net realized gains:
Series l	—	(18,653,014)
Series ll	—	(213,598,375)
Total distributions from net realized gains	—	(232,251,389)

Share transactions–net:
Series l	(3,850,345)	(3,091,739)
Series ll	(9,773,016)	(438,796,408)
Net increase (decrease) in net assets resulting from share transactions	(13,623,361)	(441,888,147)
Net increase (decrease) in net assets	23,837,750	(515,663,937)

Net assets:
Beginning of period	1,990,719,578	2,506,383,515
End of period (includes undistributed net investment income of $51,763,447 and $39,229,409, respectively)	$2,014,557,328	$1,990,719,578

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Growth and Income Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco V.I. Growth and Income Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.55%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.56%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco V.I. Growth and Income Fund

The Adviser has contractually agreed, through at least April 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $588,045.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $206,603 for accounting and fund administrative services and reimbursed $2,359,261 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $3,186 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,895,548,539	$131,598,652	$—	$2,027,147,191
Forward Foreign Currency Contracts*	—	301,136	—	301,136
Total Investments	$1,895,548,539	$131,899,788	$—	$2,027,448,327

*	Unrealized appreciation.

Invesco V.I. Growth and Income Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$811,658	$(510,522)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$6,554,300
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(3,082,101)
Total	$3,472,199

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$175,609,762

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/24/15	Bank of New York Mellon (The)	CAD	16,166,057	USD	13,119,137	$12,940,440	$178,697
07/24/15	State Street Bank and Trust Co.	CAD	16,196,392	USD	13,141,185	12,964,722	176,463
07/24/15	Bank of New York Mellon (The)	CHF	11,820,628	USD	12,695,337	12,655,257	40,080
07/24/15	State Street Bank and Trust Co.	CHF	11,858,743	USD	12,736,341	12,696,064	40,277
07/24/15	Bank of New York Mellon (The)	EUR	20,306,559	USD	22,836,350	22,648,474	187,876
07/24/15	State Street Bank and Trust Co.	EUR	20,337,621	USD	22,871,383	22,683,118	188,265
07/24/15	Bank of New York Mellon (The)	GBP	15,376,092	USD	24,053,667	24,156,911	(103,244)
07/24/15	State Street Bank and Trust Co.	GBP	15,397,030	USD	24,087,191	24,189,806	(102,615)
07/24/15	Bank of New York Mellon (The)	ILS	32,625,394	USD	8,492,879	8,643,542	(150,663)
07/24/15	State Street Bank and Trust Co.	ILS	32,625,401	USD	8,489,544	8,643,544	(154,000)
Total open forward foreign currency contracts — Currency Risk							$301,136

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc

EUR	– Euro
GBP	– British Pound Sterling

ILS	– Israeli Shekel
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Growth and Income Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$406,653	$(253,907)	$152,746	$—	$—	$152,746
State Street Bank and Trust Co.	405,005	(256,615)	148,390	—	—	148,390
Total	$811,658	$ (510,522)	$301,136	$—	$—	$301,136

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$253,907	$(253,907)	$—	$—	$—	$—
State Street Bank and Trust Co.	256,615	(256,615)	—	—	—	—
Total	$510,522	$(510,522)	$—	$—	$—	$—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $193,809,144 and $198,390,739, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$430,809,561
Aggregate unrealized (depreciation) of investment securities	(64,199,706)
Net unrealized appreciation of investment securities	$366,609,855

Cost of investments for tax purposes is $1,660,537,336.

Invesco V.I. Growth and Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	437,807	$11,079,455	581,688	$15,339,280
Series II	4,417,150	111,253,353	4,416,406	110,573,933

Issued as reinvestment of dividends:
Series I	—	—	878,063	21,521,338
Series II	—	—	9,846,167	240,935,704

Reacquired:
Series I	(588,854)	(14,929,800)	(1,513,399)	(39,952,357)
Series II	(4,830,746)	(121,026,369)	(30,433,883)	(790,306,045)
Net increase (decrease) in share activity	(564,643)	$(13,623,361)	(16,224,958)	$(441,888,147)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I(f)
Six months ended 06/30/15	$25.15	$0.19		$0.32	$0.51	$—	$—	$—	$25.66	2.03%	$161,291	0.77	%(e)	0.83	%(e)	1.49	%(e)	10%
Year ended 12/31/14	26.29	0.59	(d)	2.02	2.61	(0.50)	(3.25)	(3.75)	25.15	10.28	161,866	0.78		0.83		2.22	(d)	31
Year ended 12/31/13	20.07	0.32		6.47	6.79	(0.36)	(0.21)	(0.57)	26.29	34.08	170,637	0.75		0.83		1.37		29
Year ended 12/31/12	17.77	0.33		2.27	2.60	(0.30)	—	(0.30)	20.07	14.63	139,947	0.66		0.84		1.72		31
Year ended 12/31/11	18.40	0.30		(0.70)	(0.40)	(0.23)	—	(0.23)	17.77	(2.01)	156,617	0.61		0.84		1.65		28
Year ended 12/31/10	16.37	0.24		1.81	2.05	(0.02)	—	(0.02)	18.40	12.51	154,488	0.61		0.74		1.42		30
Series II(f)
Six months ended 06/30/15	25.09	0.16		0.32	0.48	—	—	—	25.57	1.91	1,853,266	1.02	(e)	1.08	(e)	1.24	(e)	10
Year ended 12/31/14	26.23	0.52	(d)	2.01	2.53	(0.42)	(3.25)	(3.67)	25.09	9.96	1,828,854	1.03		1.08		1.97	(d)	31
Year ended 12/31/13	20.03	0.26		6.46	6.72	(0.31)	(0.21)	(0.52)	26.23	33.77	2,335,747	1.00		1.08		1.12		29
Year ended 12/31/12	17.74	0.28		2.27	2.55	(0.26)	—	(0.26)	20.03	14.35	1,946,286	0.91		1.09		1.47		31
Year ended 12/31/11	18.37	0.25		(0.69)	(0.44)	(0.19)	—	(0.19)	17.74	(2.26)	1,724,830	0.86		1.09		1.40		28
Year ended 12/31/10	16.39	0.20		1.80	2.00	(0.02)	—	(0.02)	18.37	12.19	1,725,378	0.86		0.99		1.17		30

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividends are $0.35 and 1.29%, $0.28 and 1.04%, for Series I and Series II, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $161,957 and $1,850,589 for Series I and Series II shares, respectively.
(f)	On June 1, 2010, the Class I and Class II shares of the Van Kampen Life Investment Trust Growth and Income Portfolio were reorganized into Series I and Series II shares, respectively of the Fund.

Invesco V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,020.30	$3.86	$1,020.98	$3.86	0.77%
Series II	1,000.00	1,019.10	5.11	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Growth and Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board

Invesco V.I. Growth and Income Fund

noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of two mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Growth and Income Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. High Yield Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIHYI-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.53%
Series II Shares	2.36
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.10
Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	2.53
Lipper VUF High Current Yield Bond Funds Classification Average■ (Peer Group)	2.49

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

The Lipper VUF High Current Yield Bond Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper High Current Yield Bond Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (5/1/98)	4.32%
10 Years	6.82
5 Years	7.67
1 Year	-0.91

Series II Shares
Inception (3/26/02)	7.38%
10 Years	6.56
5 Years	7.42
1 Year	-1.07

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.98% and 1.23%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.99% and 1.24%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–93.27%
Aerospace & Defense–2.91%
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$661,000	$707,270
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	515,000	538,819
7.50%, 03/15/25(b)	432,000	395,280
7.75%, 03/15/20(b)	797,000	807,958
Unsec. Notes, 5.50%, 09/15/18(b)	190,000	189,050
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	500,000	511,250
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	520,000	518,700
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25(b)	797,000	797,000
		4,465,327

Agricultural & Farm Machinery–0.34%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	564,000	518,880

Agricultural Products–0.34%
Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	513,000	514,924

Airlines–0.59%
Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	180,000	199,350
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	590,000	634,191
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Third Lien Pass Through Ctfs., 6.82%, 01/30/19	66,109	66,439
		899,980

Alternative Carriers–2.13%
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	420,000	438,900
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	310,000	323,175
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	1,122,000	1,122,000
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	1,355,000	1,375,325
		3,259,400

Apparel Retail–1.64%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	1,192,000	1,250,110
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	988,000	1,065,805

	Principal Amount	Value
Apparel Retail–(continued)
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	$185,000	$197,256
		2,513,171

Apparel, Accessories & Luxury Goods–0.16%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	244,000	252,235

Application Software–0.37%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	304,000	307,800
SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(b)	257,000	260,213
		568,013

Asset Management & Custody Banks–1.28%
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	1,322,000	1,326,957
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	611,000	632,385
		1,959,342

Auto Parts & Equipment–1.92%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	670,000	714,387
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	133,000	136,658
5.50%, 12/15/24	223,000	221,327
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(b)	220,000	226,050
Nexteer Automotive Group Ltd., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/21(b)	150,000	154,125
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(b)	1,128,000	1,116,720
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	368,000	379,960
		2,949,227

Automotive Retail–0.19%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	291,000	290,636

Biotechnology–0.00%
Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	120,000	0

Broadcasting–1.45%
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	258,000	269,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Broadcasting–(continued)
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 09/15/22	$317,000	$287,678
Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(b)	462,000	438,900
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	388,000	399,640
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	835,000	820,387
		2,216,215

Building Products–2.81%
Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	1,210,000	1,255,375
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	742,000	799,505
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,010,000	1,045,350
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	215,000	209,356
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	150,000	159,938
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	449,000	452,727
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	375,000	379,486
		4,301,737

Business Equipment & Services–0.20%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	292,000	310,250

Cable & Satellite–5.63%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	245,000	242,550
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	1,784,000	1,741,630
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	333,000	328,005
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	770,000	776,737
5.88%, 11/15/24	1,295,000	1,249,675
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	237,000	261,885
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	1,030,000	916,700
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	485,000	407,400
Numericable-SFR S.A.S. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	1,420,000	1,402,250

	Principal Amount	Value
Cable & Satellite–(continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	$490,000	$486,325
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	590,000	606,225
Ziggo Bond B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/25(b)	200,000	198,426
		8,617,808

Casinos & Gaming–0.66%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	402,000	438,180
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 03/15/21	207,000	213,728
MGM Resorts International, Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	319,000	352,096
		1,004,004

Coal & Consumable Fuels–0.71%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	1,275,000	1,093,313

Commercial Printing–0.47%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22	698,000	715,450

Communications Equipment–0.59%
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 7.00%, 04/01/19(b)	400,000	391,500
9.00%, 04/01/19(b)	498,000	515,430
		906,930

Computer & Electronics Retail–0.44%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	760,000	671,650

Construction & Engineering–0.52%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	780,000	794,623

Construction Machinery & Heavy Trucks–3.37%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	982,000	1,031,100
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	1,215,000	1,251,450
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	186,000	186,000
6.75%, 06/15/21	377,000	392,551
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	770,000	739,200
Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/19	455,000	391,584
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	958,000	989,135
5.38%, 03/01/25	179,000	182,133
		5,163,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Construction Materials–1.81%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	$1,115,000	$1,105,244
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	630,000	651,262
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	123,750
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	143,000	144,788
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	372,000	376,650
7.50%, 02/15/19(b)	370,000	374,625
		2,776,319

Consumer Finance–1.36%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	1,574,000	1,511,040
5.13%, 09/30/24	176,000	176,880
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	380,000	395,200
		2,083,120

Data Processing & Outsourced Services–1.08%
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,470,000	1,657,425

Diversified Chemicals–0.15%
Tronox Finance LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	244,000	232,410

Diversified Metals & Mining–0.97%
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	350,000	345,625
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	583,000	414,659
8.25%, 11/01/19(b)	845,000	720,362
		1,480,646

Electrical Components & Equipment–0.97%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	858,000	852,638
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	270,000	271,350
5.00%, 10/01/25(b)	370,000	361,675
		1,485,663

Environmental & Facilities Services–0.18%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	271,000	280,485

Food Retail–1.05%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	1,551,000	1,601,407

	Principal Amount	Value
Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Notes, 8.00%, 01/30/20(c)(e)	$5,751	$5,162
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(e)	40,000	200
		5,362

Gas Utilities–1.10%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	425,000	429,250
6.75%, 01/15/22	127,000	128,905
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/23(b)	308,000	311,080
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	813,000	823,162
		1,692,397

General Merchandise Stores–1.07%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(b)	1,564,000	1,646,110

Health Care Equipment–0.13%
Universal Hospital Services Inc., Sec. Gtd. Second Lien Global Notes, 7.63%, 08/15/20	213,000	199,155

Health Care Facilities–5.15%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	223,000	227,460
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	742,202	786,734
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	509,000	550,993
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	801,000	870,837
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	288,000	300,600
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	334,000	385,353
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	1,663,000	1,692,102
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	770,000	775,775
Tenet Healthcare Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/20	395,000	422,156
Sr. Unsec. Global Notes, 6.75%, 02/01/20	360,000	378,900
8.13%, 04/01/22	1,125,000	1,237,500
Sr. Unsec. Notes, 6.75%, 06/15/23(b)	249,000	255,225
		7,883,635

Health Care Services–0.99%
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	1,145,000	1,179,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Health Care Services–(continued)
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	$305,000	$331,306
		1,510,656

Health Care Supplies–0.09%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 6.38%, 07/01/23(b)	139,000	141,606

Home Improvement Retail–0.85%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	1,365,000	1,296,750

Homebuilding–4.28%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	1,502,000	1,408,125
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	270,000	262,238
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	1,075,000	1,089,781
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	92,000	94,760
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	770,000	703,587
8.00%, 11/01/19(b)	990,000	908,325
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	181,000	187,335
7.50%, 09/15/22	105,000	109,725
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	270,000	290,588
Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(b)	305,000	305,763
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	784,000	791,840
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(b)	408,000	402,900
		6,554,967

Hotels, Resorts & Cruise Lines–0.22%
Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(b)	330,000	335,775

Household Products–0.66%
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	357,000	367,264
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	618,000	643,492
		1,010,756

Independent Power Producers & Energy Traders–1.57%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	754,000	830,342
Sr. Unsec. Notes, 5.50%, 04/15/25	320,000	312,000

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	$73,000	$77,745
Sr. Unsec. Global Notes, 5.38%, 01/15/23	386,000	377,797
5.50%, 02/01/24	367,000	358,743
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	298,000	305,450
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	128,273	138,856
		2,400,933

Industrial Machinery–0.92%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	606,000	618,120
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	755,000	788,031
		1,406,151

Integrated Oil & Gas–0.59%
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	1,031,000	899,548

Integrated Telecommunication Services–0.63%
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	972,000	972,000

Internet Retail–0.28%
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	411,000	428,468

Internet Software & Services–1.22%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	505,000	526,462
Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	207,000	213,728
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	481,000	484,607
5.38%, 04/01/23	641,000	641,000
		1,865,797

Marine–0.86%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	1,338,000	1,317,930

Metal & Glass Containers–0.88%
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	887,000	895,870
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	249,000	250,245
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	200,000	200,000
		1,346,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Movies & Entertainment–0.23%
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	$360,000	$359,550

Oil & Gas Drilling–0.31%
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	574,000	470,680

Oil & Gas Equipment & Services–0.95%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	443,000	441,893
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	657,000	637,290
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	634,000	374,060
		1,453,243

Oil & Gas Exploration & Production–6.21%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	339,000	328,830
6.00%, 12/01/20	250,000	252,500
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	583,000	530,530
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	470,000	473,525
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	209,000	221,018
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	324,000	241,380
9.88%, 10/01/20	716,000	576,380
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	409,000	400,820
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	114,000	114,000
5.50%, 04/01/23	550,000	552,750
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	852,000	766,800
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	956,000	948,830
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	428,000	451,540
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	409,000	416,157
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	509,000	521,725
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	209,625
Sr. Unsec. Notes, 5.38%, 10/01/22	226,000	219,785
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	1,016,000	1,046,480

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(b)	$500,000	$457,500
Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	515,000	224,025
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	143,000	147,290
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	403,000	415,090
		9,516,580

Oil & Gas Storage & Transportation–2.00%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	538,000	559,520
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	307,000	307,000
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	595,000	583,100
5.50%, 02/15/23	413,000	425,390
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	316,000	331,800
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/23	125,000	125,000
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	316,000	353,130
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	414,000	374,152
		3,059,092

Packaged Foods & Meats–3.43%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	1,505,000	1,552,031
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	620,000	643,250
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	900,000	930,375
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	1,015,000	1,053,063
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	192,000	196,320
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	114,000	114,143
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	100,000	104,500
6.63%, 08/15/22	331,000	352,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	$293,000	$310,946
		5,257,143

Paper Packaging–0.38%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	27,000	27,540
4.88%, 11/15/22	550,000	559,625
		587,165

Paper Products–0.77%
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	396,000	418,770
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	735,000	758,888
		1,177,658

Personal Products–0.16%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	237,000	244,406

Pharmaceuticals–3.57%
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	1,113,000	1,118,565
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	970,000	990,613
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	137,000	138,541
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	388,000	392,850
5.63%, 12/01/21(b)	956,000	981,095
5.88%, 05/15/23(b)	200,000	206,000
6.13%, 04/15/25(b)	1,580,000	1,635,300
		5,462,964

Real Estate Services–0.19%
Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	288,000	290,160

Regional Banks–0.48%
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	655,000	740,150

Renewable Electricity–0.29%
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	431,000	441,775

Restaurants–0.41%
Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(b)	596,000	624,310

Semiconductor Equipment–0.50%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	749,000	762,108

	Principal Amount	Value
Semiconductors–0.61%
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	$613,000	$631,390
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	320,000	308,400
		939,790

Specialized Consumer Services–0.72%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	1,086,000	1,105,005

Specialized Finance–2.68%
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	152,000	173,660
Sr. Unsec. Notes, 5.13%, 03/15/21	555,000	561,937
5.50%, 02/15/22	420,000	431,550
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	371,000	369,145
5.00%, 08/01/23	270,000	270,675
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	621,000	648,945
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	850,000	920,125
Sr. Unsec. Notes, 8.25%, 12/15/20	60,000	71,475
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	640,000	651,200
		4,098,712

Specialized REIT’s–0.74%
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	810,000	820,125
Sr. Unsec. Notes, 4.88%, 04/15/22	313,000	316,130
		1,136,255

Specialty Chemicals–0.57%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	880,000	873,400

Specialty Stores–0.42%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	615,000	641,137

Steel–1.56%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	260,000	274,950
7.00%, 02/25/22	405,000	439,425
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	291,000	292,819
5.50%, 10/01/24	788,000	791,940
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	583,000	591,016
		2,390,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount		Value
Trading Companies & Distributors–0.62%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(b)		$345,000	$356,644
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25		41,000	39,924
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23		555,000	564,712
			961,280

Wireless Telecommunication Services–7.69%
Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)		1,220,000	1,186,450
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)		400,000	403,000
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23(b)		500,000	491,250
Sr. Unsec. Notes, 6.00%, 04/15/21(b)		600,000	579,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22		1,297,000	1,267,817
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		865,000	748,225
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22		500,000	458,750
11.50%, 11/15/21		150,000	177,375
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21		292,000	288,715
7.63%, 02/15/25		1,295,000	1,223,775
7.88%, 09/15/23		865,000	845,537
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/25		1,132,000	1,160,300
6.63%, 04/01/23		706,000	736,005
6.84%, 04/28/23		287,000	300,633
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/21(b)		1,345,000	1,365,175
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/20(b)		350,000	348,457
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/20(b)		200,000	209,750
			11,790,214
Total U.S. Dollar Denominated Bonds & Notes (Cost $151,792,200)			142,880,781

Non-U.S. Dollar Denominated Bonds & Notes–5.47%(f)
Auto Parts & Equipment–0.46%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/21(b)	EUR	250,000	291,991

	Principal Amount		Value
Auto Parts & Equipment–(continued)
Autodis S.A. (France), Sr. Sec. Gtd. First Lien Notes, 6.50%, 02/01/19(b)	EUR	360,000	$418,459
			710,450

Cable & Satellite–0.15%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 4.88%, 01/15/27(b)	GBP	150,000	227,593

Casinos & Gaming–0.64%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	300,000	502,855
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(b)	GBP	198,000	327,140
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	100,000	156,341
			986,336

Construction & Engineering–0.35%
Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	EUR	200,000	211,850
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(b)	EUR	275,000	323,489
			535,339

Diversified Support Services–0.15%
AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/22(b)	GBP	150,000	234,729

Environmental & Facilities Services–0.21%
Waste Italia S.p.A. (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(b)	EUR	325,000	317,096

Home Furnishings–0.23%
Magnolia BC S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/20(b)	EUR	300,000	357,079

Hotels, Resorts & Cruise Lines–0.40%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	231,000	269,155
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	200,000	337,830
			606,985
Industrial Machinery–0.08%
SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/23(b)	EUR	100,000	116,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Internet Software & Services–0.22%
United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	280,000	$330,969

Marine–0.14%
CMA CGM S.A. (France), Sr. Unsec. Notes, 7.75%, 01/15/21(b)	EUR	200,000	223,558

Multi-Sector Holdings–1.24%
Novalis S.A.S. (France), Sr. Unsec. Gtd. Bonds, 3.00%, 04/30/22(b)	EUR	390,000	421,048
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/18(b)	GBP	110,000	180,189
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	795,000	1,302,274
			1,903,511

Other Diversified Financial Services–0.72%
Boats Investments Netherlands B.V. (Netherlands), REGS, Series 97, Sr. Sec. Medium-Term Mortgage Euro PIK Notes, 11.00%, 03/31/17(b)(c)	EUR	119,066	40,073
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(b)	GBP	115,000	197,541
Financiere Gaillon 8 S.A.S. (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(b)	EUR	280,000	318,444
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	320,000	544,298
			1,100,356

Packaged Foods & Meats–0.48%
Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(b)	EUR	290,000	333,050
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	250,000	404,610
			737,660
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,654,393)			8,387,978

Variable Rate Senior Loan Interests–0.91%(g)
Application Software–0.27%
SS&C Technologies Holdings, Inc., Term Loan, 0.00%, 02/02/16(h)		405,000	405,000

Diversified Support Services–0.64%
Laureate Education, Inc., Sr. Sec. Gtd. Term Loan, 4.02%, 06/16/18		1,051,103	984,095
Total Variable Rate Senior Loan Interests (Cost $1,428,721)			1,389,095

	Shares	Value
Common Stocks & Other Equity Interests–0.61%
Automobile Manufacturers–0.46%
General Motors Co.(i)	13,101	$436,656
General Motors Co., Wts. expiring 07/10/16(i)(j)	6,025	143,214
General Motors Co., Wts. expiring 07/10/19(i)(j)	6,025	96,701
Motors Liquidation Co. GUC Trust	1,538	29,607
		706,178

Broadcasting–0.00%
Adelphia Communications Corp.(j)(k)	3,280	2,460
Adelphia Recovery Trust, Series ACC-1(j)(k)	318,570	637
Adelphia Recovery Trust, Series Arahova(j)(k)	109,170	1,212
		4,309

Casinos & Gaming–0.06%
MGM Resorts International(j)	5,113	93,312

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(j)	6,205	2,110

Integrated Telecommunication Services–0.09%
Hawaiian Telcom Holdco Inc., Wts. expiring 10/28/15(j)(l)	1,527	19,088
Largo Ltd., Class A (Luxembourg)(j)	17,563	11,123
Largo Ltd., Class B (Luxembourg)(j)	158,069	100,108
		130,319

Paper Products–0.00%
Verso Corp.(j)	2,150	1,419
Total Common Stocks & Other Equity Interests (Cost $1,876,986)		937,647

	Principal Amount
U.S. Treasury Bills–0.34%(m)(n)
0.00%, 08/20/15	$80,000	80,000
0.06%, 08/20/15	20,000	20,000
0.07%, 08/20/15	225,000	225,000
0.08%, 08/20/15	90,000	90,000
0.09%, 08/20/15	100,000	100,000
Total U.S. Treasury Bills (Cost $514,953)		515,000
TOTAL INVESTMENTS–100.60% (Cost $164,267,253)		154,110,501
OTHER ASSETS LESS LIABILITIES–(0.60)%		(918,560)
NET ASSETS–100.00%		$153,191,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
PIK	– Payment-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $73,046,239, which represented 47.68% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—%	8.50%
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. Medium-Term Mortgage Euro PIK Notes	—	11.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. First Lien Global PIK Notes	6.00	8.00

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2015 was $200, which represented less than 1% of the Fund’s Net Assets.
(e)	Acquired as part of the Sino-Forest Corp. reorganization.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(i)	Acquired as part of the General Motors reorganization.
(j)	Non-income producing security.
(k)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Acquired as part of the Hawaiian Telcom bankruptcy reorganization.
(m)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1M, Note 1N and Note 4.

Portfolio Composition†

By credit quality, based on Total Investments*

as of June 30, 2015

BBB	1.8%
BB	43.3
B	43.9
CCC	9.7
Non-Rated	1.3

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding U.S. Treasury Bills and money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $164,267,253)	$154,110,501
Foreign currencies, at value (Cost $73,424)	74,466
Receivable for:
Investments sold	623,000
Variation margin — futures	2,969
Fund shares sold	609,227
Dividends and interest	2,632,139
Investment for trustee deferred compensation and retirement plans	80,564
Unrealized appreciation on forward foreign currency contracts outstanding	58,591
Total assets	158,191,457

Liabilities:
Payable for:
Investments purchased	1,685,013
Fund shares reacquired	390,544
Amount due custodian	2,511,586
Variation margin — centrally cleared swap agreements	16,622
Accrued fees to affiliates	142,935
Accrued trustees’ and officers’ fees and benefits	4,618
Accrued other operating expenses	63,870
Trustee deferred compensation and retirement plans	84,293
Unrealized depreciation on forward foreign currency contracts outstanding	100,035
Total liabilities	4,999,516
Net assets applicable to shares outstanding	$153,191,941

Net assets consist of:
Shares of beneficial interest	$160,238,207
Undistributed net investment income	11,328,856
Undistributed net realized gain (loss)	(8,286,515)
Net unrealized appreciation (depreciation)	(10,088,607)
$153,191,941

Net Assets:
Series I	$83,663,579
Series II	$69,528,362

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	14,752,348
Series II	12,345,143
Series I:
Net asset value per share	$5.67
Series II:
Net asset value per share	$5.63

Investment income:
Interest (net of foreign withholding taxes of $ 1,237)	$5,040,699
Dividends	8,647
Dividends from affiliated money market funds	1,433
Total investment income	5,050,779

Expenses:
Advisory fees	515,214
Administrative services fees	211,597
Custodian fees	10,753
Distribution fees — Series II	84,866
Transfer agent fees	15,110
Trustees’ and officers’ fees and benefits	11,474
Professional services fees	83,526
Other	17,334
Total expenses	949,874
Less: Fees waived	(4,192)
Net expenses	945,682
Net investment income	4,105,097

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $5,226)	(1,406,481)
Foreign currencies	(33,158)
Forward foreign currency contracts	292,862
Futures contracts	(29,575)
Swap agreements	(33,818)
(1,210,170)
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,222,751
Foreign currencies	8,913
Forward foreign currency contracts	(133,097)
Futures contracts	115,910
Swap agreements	19,875
1,234,352
Net realized and unrealized gain	24,182
Net increase in net assets resulting from operations	$4,129,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$4,105,097	$7,724,559
Net realized gain (loss)	(1,210,170)	2,534,012
Change in net unrealized appreciation (depreciation)	1,234,352	(8,227,254)
Net increase in net assets resulting from operations	4,129,279	2,031,317

Distributions to shareholders from net investment income:
Series I	—	(4,795,964)
Series ll	—	(2,707,280)
Total distributions from net investment income	—	(7,503,244)

Share transactions–net:
Series l	(13,225,560)	(946,144)
Series ll	8,259,619	17,576,271
Net increase (decrease) in net assets resulting from share transactions	(4,965,941)	16,630,127
Net increase (decrease) in net assets	(836,662)	11,158,200

Net assets:
Beginning of period	154,028,603	142,870,403
End of period (includes undistributed net investment income of $11,328,856 and $7,223,759, respectively)	$153,191,941	$154,028,603

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. High Yield Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. High Yield Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission

Invesco V.I. High Yield Fund

merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a

Invesco V.I. High Yield Fund

swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Other Risks — The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.625%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $4,192.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $186,802 for services provided by insurance companies.

Invesco V.I. High Yield Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$822,107	$115,540	$—	$937,647
U.S. Treasury Bills	—	515,000	—	515,000
Corporate Debt Securities	—	144,269,876	0	144,269,876
Foreign Debt Securities	—	8,387,978	—	8,387,978
	822,107	153,288,394	0	154,110,501
Forward Foreign Currency Contracts*	—	(41,444)	—	(41,444)
Futures Contracts*	115,910	—	—	115,910
Swap Agreements*	—	(10,362)	—	(10,362)
Total Investments	$938,017	$153,236,588	$0	$154,174,605

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(10,362)
Currency risk:
Forward foreign currency contracts(b)	58,591	(100,035)
Interest rate risk:
Futures contracts(c)	115,910	—
Total	$174,501	$(110,397)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Invesco V.I. High Yield Fund

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(33,818)
Currency risk	292,862	—	—
Interest rate risk	—	(29,575)	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	19,875
Currency risk	(133,097)	—	—
Interest rate risk	—	115,910	—
Total	$159,765	$86,335	$(13,943)

The table below summarizes the six month average notional value of forward foreign currency contracts and swap agreements and the two month average notional value of futures contracts during the period.

	Forward Foreign Currency Contracts	Futures	Swap Agreements
Average notional value	$8,740,304	$12,058,320	$2,341,785

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/04/15	Citigroup Global Markets Inc.	EUR	190,000	USD	213,981	$212,039	$1,942
09/04/15	Deutsche Bank Securities Inc.	EUR	3,725,803	USD	4,214,628	4,157,979	56,649
09/04/15	Goldman Sachs International	GBP	2,665,845	USD	4,091,539	4,186,949	(95,410)
09/04/15	Goldman Sachs International	USD	413,085	EUR	366,006	408,460	(4,625)
Total Forward Foreign Currency Contracts — Currency Risk							$(41,444)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts — Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes	Short	95	September-2015	$(11,986,328)	$115,910

Open Centrally Cleared Credit Default Swap Agreements
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 24	Sell	5.00%	06/20/20	3.56%	$1,341,450	$88,241	$(4,296)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 23	Sell	5.00%	12/20/19	3.09	1,829,420	147,820	(6,066)
Total Centrally Cleared Credit Default Swap Agreements — Credit Risk								$(10,362)

(a)	Implied credit spreads represent the current level as of June 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

CME	– Chicago Mercantile Exchange

Invesco V.I. High Yield Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.(a)	$1,942	$—	$1,942	$—	$—	$1,942
Credit Suisse Securities (USA) LLC(b)	236,061	(10,362)	225,699	—	—	225,699
Deutsche Bank Securities Inc.(a)	56,649	—	56,649	—	—	56,649
Total	$294,652	$(10,362)	$284,290	$—	$—	$284,290

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC(b)	$10,362	$(10,362)	$—	$—	$—	$—
Goldman Sachs International(a)	100,035	—	100,035	—	—	100,035
Total	$110,397	$(10,362)	$100,035	$—	$—	$100,035

(a)	Forward foreign currency contracts Counterparty.
(b)	Swap agreements — centrally cleared Counterparty. Includes upfront payments and cumulative appreciation (depreciation). Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities sales of $1,224,225, which resulted in net realized gains of $5,226.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

Invesco V.I. High Yield Fund

NOTE 8—Unfunded Loan Commitments

As of June 30, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
SS&C Technologies Holdings, Inc.	Term Loan	$405,000	$405,000

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$2,969,048	$—	$2,969,048
December 31, 2017	3,028,860	—	3,028,860
Not subject to expiration	533,294	280,648	813,942
	$6,531,202	$280,648	$6,811,850

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $89,186,490 and $82,507,444, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,766,457
Aggregate unrealized (depreciation) of investment securities	(12,096,050)
Net unrealized appreciation (depreciation) of investment securities	$(10,329,593)

Cost of investments for tax purposes is $164,440,094.

Invesco V.I. High Yield Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	4,441,994	$25,090,785	8,876,121	$51,313,881
Series II	4,350,500	24,537,243	4,956,536	28,473,807

Issued as reinvestment of dividends:
Series I	—	—	856,422	4,795,964
Series II	—	—	486,047	2,707,280

Reacquired:
Series I	(6,750,988)	(38,316,345)	(9,955,032)	(57,055,989)
Series II	(2,860,808)	(16,277,624)	(2,419,660)	(13,604,816)
Net increase (decrease) in share activity	(819,302)	$(4,965,941)	2,800,434	$16,630,127

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended June 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Citibank, N.A.	$1,051,103	$984,095
Morgan Stanley Senior Funding, Inc.	405,000	405,000
Total	$1,456,103	$1,389,095

Invesco V.I. High Yield Fund

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$5.53	$0.14	$(0.00)	$0.14	$—	$5.67	2.53%	$83,664	1.04	%(d)	1.05	%(d)	5.09	%(d)	52%
Year ended 12/31/14	5.70	0.29	(0.19)	0.10	(0.27)	5.53	1.73	94,345	0.92		0.98		5.11		103
Year ended 12/31/13	5.61	0.33	0.05	0.38	(0.29)	5.70	7.01	98,455	0.81		1.03		5.79		74
Year ended 12/31/12	5.04	0.33	0.53	0.86	(0.29)	5.61	17.17	93,529	0.79		1.04		6.10		58
Year ended 12/31/11	5.35	0.35	(0.29)	0.06	(0.37)	5.04	0.96	106,557	0.83		1.06		6.84		71
Year ended 12/31/10	5.22	0.43	0.26	0.69	(0.56)	5.35	13.57	55,803	0.95		1.17		8.04		102
Series II
Six months ended 06/30/15	5.50	0.14	(0.01)	0.13	—	5.63	2.36	69,528	1.29	(d)	1.30	(d)	4.84	(d)	52
Year ended 12/31/14	5.67	0.28	(0.19)	0.09	(0.26)	5.50	1.59	59,683	1.17		1.23		4.86		103
Year ended 12/31/13	5.59	0.32	0.05	0.37	(0.29)	5.67	6.76	44,416	1.06		1.28		5.54		74
Year ended 12/31/12	5.03	0.32	0.52	0.84	(0.28)	5.59	16.96	21,004	1.04		1.29		5.85		58
Year ended 12/31/11	5.35	0.33	(0.29)	0.04	(0.36)	5.03	0.61	5,363	1.08		1.31		6.59		71
Year ended 12/31/10	5.22	0.42	0.26	0.68	(0.55)	5.35	13.27	497	1.20		1.42		7.79		102

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $32,385,318 and sold of $10,521,731 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. High Yield Securities Fund into the Fund. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $30,901,742 and sold of $8,109,618 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $97,779 and $68,456 for Series I and Series II shares, respectively.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,025.30	$5.22	$1,019.64	$5.21	1.04%
Series II	1,000.00	1,023.60	6.47	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. High Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Annuity Underlying Funds High Yield Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was

Invesco V.I. High Yield Fund

below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of a mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. High Yield Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. International Growth Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIIGR-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GURANTEE

Fund Performance

Performance summary
Fund vs. Indexes Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	3.36%
Series II Shares	3.23
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)*	4.03
MSCI EAFE Index▼ (Former Broad Market Index)*	5.52
Custom International Growth Index■ (Style-Specific Index)	5.40
Lipper VUF International Large-Cap Growth Funds Index¿ (Peer Group Index)	4.50
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

*  The Fund has elected to use the MSCI All Country World ex-U.S. Index as its broad market index rather than the MSCI EAFE Index because the MSCI All Country World ex-U.S. Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom International Growth Index is an index comprised of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter.

The Lipper VUF International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth variable insurance underlying funds tracked by Lipper.

The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.02% and 1.27%, respectively.[1] The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense

Average Annual Total Returns
As of 6/30/15
Series I Shares
Inception (5/5/93)	7.56%
10 Years	7.61
5 Years	10.39
1 Year	-2.44
Series II Shares
Inception (9/19/01)	8.08%
10 Years	7.33
5 Years	10.11
1 Year	-2.65

ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.58%
Australia–4.11%
Amcor Ltd.	3,060,865	$32,335,194
Aurizon Holdings Ltd.	3,664,265	14,429,608
Brambles Ltd.	2,287,252	18,599,873
CSL Ltd.	200,150	13,283,057
		78,647,732

Belgium–1.20%
Anheuser-Busch InBev N.V.	190,000	22,870,641

Brazil–3.99%
Banco Bradesco S.A.–ADR	3,245,237	29,726,371
BM&FBOVESPA S.A.	8,487,534	32,019,674
BRF S.A.	684,448	14,458,092
		76,204,137

Canada–7.12%
Canadian National Railway Co.	258,309	14,905,306
Cenovus Energy Inc.	530,404	8,481,877
CGI Group Inc.–Class A(a)	821,763	32,145,358
Encana Corp.	1,625,151	17,919,866
Fairfax Financial Holdings Ltd.	40,129	19,790,718
Great-West Lifeco Inc.	473,490	13,786,112
Suncor Energy, Inc.	1,055,172	29,066,237
		136,095,474

China–4.51%
Baidu, Inc.–ADR(a)	164,010	32,651,111
CNOOC Ltd.	5,526,000	7,841,938
Great Wall Motor Co. Ltd.–Class H	4,692,500	23,004,232
Industrial & Commercial Bank of China Ltd.–Class H	28,616,000	22,633,909
		86,131,190

Denmark–2.74%
Carlsberg AS–Class B	339,689	30,843,893
Novo Nordisk AS–Class B	392,622	21,537,712
		52,381,605

France–3.19%
Publicis Groupe S.A.	506,391	37,404,204
Schneider Electric S.E.	342,515	23,626,684
		61,030,888

Germany–7.29%
adidas AG	164,299	12,576,226
Allianz S.E.	148,719	23,165,289
Deutsche Boerse AG	412,368	34,139,431
Deutsche Post AG	451,156	13,182,136
ProSiebenSat.1 Media AG	544,309	26,885,871
SAP S.E.	422,796	29,464,436
		139,413,389

	Shares	Value
Hong Kong–3.19%
CK Hutchison Holdings Ltd.	2,758,768	$40,454,687
Galaxy Entertainment Group Ltd.	5,140,000	20,489,976
		60,944,663

Israel–2.41%
Teva Pharmaceutical Industries Ltd.–ADR	778,008	45,980,273

Japan–6.91%
Denso Corp.	188,400	9,383,059
FANUC Corp.	40,300	8,226,071
Japan Tobacco, Inc.	960,200	34,207,125
Keyence Corp.	23,100	12,467,206
Komatsu Ltd.	853,237	17,096,563
Toyota Motor Corp.	418,700	27,999,731
Yahoo Japan Corp.	5,633,300	22,735,704
		132,115,459

Mexico–2.18%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	136,816	12,188,937
Grupo Televisa S.A.B.–ADR	758,102	29,429,520
		41,618,457

Singapore–3.47%
Avago Technologies Ltd.	264,541	35,165,435
United Overseas Bank Ltd.	1,824,600	31,218,367
		66,383,802

South Korea–1.71%
Samsung Electronics Co., Ltd.	28,750	32,680,705

Spain–1.03%
Amadeus IT Holding S.A.–Class A	492,400	19,630,425

Sweden–3.31%
Getinge AB–Class B	403,821	9,719,767
Investor AB–Class B	777,831	28,948,507
Telefonaktiebolaget LM Ericsson–Class B	2,379,329	24,658,788
		63,327,062

Switzerland–9.12%
ABB Ltd.	1,184,873	24,815,289
Julius Baer Group Ltd.	511,898	28,759,414
Novartis AG	143,629	14,187,402
Roche Holding AG	102,876	28,884,339
Swatch Group AG (The)	33,468	13,053,205
Syngenta AG	76,874	31,503,033
UBS Group AG	1,558,933	33,066,254
		174,268,936

Taiwan–1.52%
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR	1,282,036	29,115,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value
Thailand–1.61%
Kasikornbank PCL–NVDR	5,514,900	$30,790,497

Turkey–0.94%
Akbank T.A.S.	6,294,831	18,057,781

United Kingdom–21.03%
Aberdeen Asset Management PLC	3,177,672	20,151,815
British American Tobacco PLC	755,453	40,601,700
Centrica PLC	3,064,543	12,702,805
Compass Group PLC	1,801,848	29,848,176
Informa PLC	1,886,522	16,216,704
Kingfisher PLC	5,128,536	27,939,679
Lloyds Banking Group PLC	16,646,219	22,346,471
Next PLC	162,930	19,072,887
Reed Elsevier PLC	2,451,589	39,918,245
Royal Dutch Shell PLC–Class B	864,873	24,596,484
Sky PLC	3,855,230	62,818,586
Smith & Nephew PLC	1,108,094	18,724,446

	Shares	Value
United Kingdom–(continued)
Unilever N.V.	504,866	$21,103,492
WPP PLC	2,050,304	46,007,238
		402,048,728
Total Common Stocks & Other Equity Interests (Cost $1,371,410,200)		1,769,736,882

Money Market Funds–7.14%
Liquid Assets Portfolio–Institutional Class(b)	68,253,724	68,253,724
Premier Portfolio–Institutional Class(b)	68,253,724	68,253,724
Total Money Market Funds (Cost $136,507,448)		136,507,448
TOTAL INVESTMENTS–99.72% (Cost $1,507,917,648)		1,906,244,330
OTHER ASSETS LESS LIABILITIES–0.28%		5,292,532
NET ASSETS–100.00%		$1,911,536,862

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Consumer Discretionary	23.1%
Financials	20.3
Information Technology	14.2
Consumer Staples	9.2
Health Care	8.0
Industrials	9.2
Energy	4.6
Materials	3.3
Utilities	0.7
Money Market Funds Plus Other Assets Less Liabilities	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,371,410,200)	$1,769,736,882
Investments in affiliated money market funds, at value and cost	136,507,448
Total investments, at value (Cost $1,507,917,648)	1,906,244,330
Foreign currencies, at value (Cost $5,824,271)	5,824,889
Receivable for:
Fund shares sold	1,732,753
Dividends	6,174,849
Investment for trustee deferred compensation and retirement plans	245,068
Other assets	190
Total assets	1,920,222,079

Liabilities:
Payable for:
Investments purchased	1,098,882
Accrued foreign taxes	218,374
Fund shares reacquired	4,833,957
Accrued fees to affiliates	1,999,739
Accrued trustees’ and officers’ fees and benefits	8,719
Accrued other operating expenses	247,746
Trustee deferred compensation and retirement plans	277,800
Total liabilities	8,685,217
Net assets applicable to shares outstanding	$1,911,536,862

Net assets consist of:
Shares of beneficial interest	$1,488,868,302
Undistributed net investment income	32,354,592
Undistributed net realized gain (loss)	(8,027,372)
Net unrealized appreciation	398,341,340
$1,911,536,862

Net Assets:
Series I	$651,991,369
Series II	$1,259,545,493

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	18,090,094
Series II	35,449,699
Series I:
Net asset value per share	$36.04
Series II:
Net asset value per share	$35.53

Investment income:
Dividends (net of foreign withholding taxes of $2,665,271)	$29,485,828
Dividends from affiliated money market funds	44,451
Total investment income	29,530,279

Expenses:
Advisory fees	6,563,982
Administrative services fees	2,455,599
Custodian fees	317,563
Distribution fees — Series II	1,496,689
Transfer agent fees	47,583
Trustees’ and officers’ fees and benefits	21,617
Other	52,356
Total expenses	10,955,389
Less: Fees waived	(105,805)
Net expenses	10,849,584
Net investment income	18,680,695

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	64,075,857
Foreign currencies	1,215,423
65,291,280
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $524,233)	(30,873,431)
Foreign currencies	277,767
(30,595,664)
Net realized and unrealized gain	34,695,616
Net increase in net assets resulting from operations	$53,376,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$18,680,695	$25,036,827
Net realized gain	65,291,280	110,044,435
Change in net unrealized appreciation (depreciation)	(30,595,664)	(132,352,415)
Net increase in net assets resulting from operations	53,376,311	2,728,847

Distributions to shareholders from net investment income:
Series I	—	(10,756,299)
Series ll	—	(15,248,241)
Total distributions from net investment income	—	(26,004,540)

Share transactions–net:
Series l	(17,260,816)	(30,328,366)
Series ll	148,403,873	31,387,888
Net increase in net assets resulting from share transactions	131,143,057	1,059,522
Net increase (decrease) in net assets	184,519,368	(22,216,171)

Net assets:
Beginning of period	1,727,017,494	1,749,233,665
End of period (includes undistributed net investment income of $32,354,592 and $13,673,897, respectively)	$1,911,536,862	$1,727,017,494

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. International Growth Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. International Growth Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Over $250 million	0.70%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on

Invesco V.I. International Growth Fund

short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $105,805.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $197,614 for accounting and fund administrative services and reimbursed $2,257,985 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $386,287,187 and from Level 2 to Level 1 of $172,057,305, due to foreign fair value adjustments. Additionally, there were transfers from Level 2 to Level 3 of $23,004,232, due to security low volume trading.

	Level 1	Level 2	Level 3	Total
Australia	$—	$78,647,732	$—	$78,647,732
Belgium	—	22,870,641	—	22,870,641
Brazil	76,204,137	—	—	76,204,137
Canada	136,095,474	—	—	136,095,474
China	40,493,049	22,633,909	23,004,232	86,131,190
Denmark	30,843,893	21,537,712	—	52,381,605
France	—	61,030,888	—	61,030,888
Germany	109,948,953	29,464,436	—	139,413,389
Hong Kong	20,489,976	40,454,687	—	60,944,663
Israel	45,980,273	—	—	45,980,273
Japan	78,793,094	53,322,365	—	132,115,459
Mexico	41,618,457	—	—	41,618,457

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Singapore	$35,165,435	$31,218,367	$—	$66,383,802
South Korea	32,680,705	—	—	32,680,705
Spain	19,630,425	—	—	19,630,425
Sweden	34,378,555	28,948,507	—	63,327,062
Switzerland	57,881,543	116,387,393	—	174,268,936
Taiwan	29,115,038	—	—	29,115,038
Thailand	—	30,790,497	—	30,790,497
Turkey	—	18,057,781	—	18,057,781
United Kingdom	94,594,278	307,454,450	—	402,048,728
United States	136,507,448	—	—	136,507,448
Total Investments	$1,020,420,733	$862,819,365	$23,004,232	$1,906,244,330

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$5,717,826	$—	$5,717,826
December 31, 2017	14,504,919	—	14,504,919
December 31, 2018	37,802,554	—	37,802,554
	$58,025,299	$—	$58,025,299

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. International Growth Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $329,910,156 and $200,198,467, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$428,645,979
Aggregate unrealized (depreciation) of investment securities	(55,332,249)
Net unrealized appreciation of investment securities	$373,313,730

Cost of investments for tax purposes is $1,532,930,600.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	1,542,211	$56,199,541	3,030,640	$108,099,105
Series II	6,764,385	244,039,441	6,960,184	245,055,431

Issued as reinvestment of dividends:
Series I	—	—	304,681	10,743,048
Series II	—	—	437,790	15,248,241

Reacquired:
Series I	(2,023,409)	(73,460,357)	(4,195,088)	(149,170,519)
Series II	(2,680,928)	(95,635,568)	(6,504,328)	(228,915,784)
Net increase in share activity	3,602,259	$131,143,057	33,879	$1,059,522

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$34.87	$0.40	$0.77	$1.17	$—	$36.04	3.36%	$651,991	1.01	%(d)	1.02	%(d)	2.17	%(d)	12%
Year ended 12/31/14	35.32	0.56	(0.44)	0.12	(0.57)	34.87	0.33	647,530	1.01		1.02		1.58		26
Year ended 12/31/13	30.03	0.44	5.25	5.69	(0.40)	35.32	19.01	686,305	1.01		1.02		1.37		24
Year ended 12/31/12	26.37	0.35	3.73	4.08	(0.42)	30.03	15.53	591,491	1.00		1.01		1.24		24
Year ended 12/31/11	28.69	0.50	(2.38)	(1.88)	(0.44)	26.37	(6.74)	544,143	1.02		1.03		1.75		26
Year ended 12/31/10	26.01	0.38	2.92	3.30	(0.62)	28.69	12.86	586,219	1.03		1.04		1.46		38
Series II
Six months ended 06/30/15	34.42	0.34	0.77	1.11	—	35.53	3.23	1,259,545	1.26	(d)	1.27	(d)	1.92	(d)	12
Year ended 12/31/14	34.88	0.47	(0.43)	0.04	(0.50)	34.42	0.09	1,079,488	1.26		1.27		1.33		26
Year ended 12/31/13	29.68	0.36	5.18	5.54	(0.34)	34.88	18.72	1,062,929	1.26		1.27		1.12		24
Year ended 12/31/12	26.08	0.28	3.69	3.97	(0.37)	29.68	15.26	827,361	1.25		1.26		0.99		24
Year ended 12/31/11	28.35	0.42	(2.36)	(1.94)	(0.33)	26.08	(6.99)	607,269	1.27		1.28		1.50		26
Year ended 12/31/10	25.63	0.31	2.89	3.20	(0.48)	28.35	12.61	569,610	1.28		1.29		1.21		38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $23,376,285 and sold of $8,831,296 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $665,834 and $1,207,274 for Series I and Series II shares, respectively.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,033.60	$5.09	$1,019.79	$5.06	1.01%
Series II	1,000.00	1,032.30	6.35	1,018.55	6.31	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. International Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund International Large-Cap Growth Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance

Invesco V.I. International Growth Fund

of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of other mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Managed Volatility Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

I-VIMGV-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.95%
Series II Shares	0.85
Russell 1000 Value Index▼ (Broad Market Index)	-0.61
Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	-0.30
Lipper VUF Mixed-Asset Target Allocation Growth Index■ (Peer Group Index)*	1.86
Lipper VUF Equity Income Funds Index■ (Former Peer Group Index)*	-0.89
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

* The Fund has elected to use the Lipper VUF Mixed-Asset Target Allocation Growth Index as its peer group index rather than the Lipper VUF Equity Income Funds Index because the Lipper VUF Mixed-Asset Target Allocation Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

The Lipper VUF Mixed-Asset Target Allocation Growth Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.

The Lipper VUF Equity Income Funds Index is an unmanaged index considered representative of equity income variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (12/30/94)	7.54%
10 Years	7.97
5 Years	13.44
1 Year	3.43

Series II Shares
Inception (4/30/04)	9.85%
10 Years	7.70
5 Years	13.18
1 Year	3.19

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.11% and 1.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Managed Volatility Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Managed Volatility Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–64.41%
Aerospace & Defense–0.96%
General Dynamics Corp.	4,490	$636,188

Agricultural Products–0.75%
Archer-Daniels-Midland Co.	10,372	500,138

Application Software–1.10%
Adobe Systems Inc.(b)	4,609	373,375
Citrix Systems, Inc.(b)	5,140	360,622
		733,997

Asset Management & Custody Banks–1.77%
Northern Trust Corp.	6,533	499,513
State Street Corp.	8,810	678,370
		1,177,883

Automobile Manufacturers–0.74%
General Motors Co.	14,812	493,684

Biotechnology–0.50%
Amgen Inc.	2,171	333,292

Broadcasting–0.17%
CBS Corp.–Class B	2,059	114,274

Cable & Satellite–1.89%
Comcast Corp.–Class A	12,556	755,118
Time Warner Cable Inc.	2,816	501,727
		1,256,845

Communications Equipment–1.03%
Cisco Systems, Inc.	24,878	683,150

Construction Machinery & Heavy Trucks–0.50%
Caterpillar Inc.	3,943	334,445

Diversified Banks–8.63%
Bank of America Corp.	64,981	1,105,977
Citigroup Inc.	37,153	2,052,332
Comerica Inc.	9,359	480,304
JPMorgan Chase & Co.	31,023	2,102,118
		5,740,731

Diversified Chemicals–0.37%
Dow Chemical Co. (The)	4,792	245,207

Electric Utilities–0.37%
FirstEnergy Corp.	7,501	244,157

Electronic Components–0.60%
Corning Inc.	20,159	397,737

Fertilizers & Agricultural Chemicals–0.37%
Mosaic Co. (The)	5,278	247,274

	Shares	Value
General Merchandise Stores–1.30%
Target Corp.	10,559	$861,931

Health Care Equipment–1.51%
Baxter International Inc.	5,894	412,168
Medtronic PLC	7,943	588,576
		1,000,744

Health Care Services–0.56%
Express Scripts Holding Co.(b)	4,152	369,279

Hotels, Resorts & Cruise Lines–1.15%
Carnival Corp.	15,514	766,236

Household Products–0.73%
Procter & Gamble Co. (The)	6,186	483,993

Hypermarkets & Super Centers–0.89%
Wal-Mart Stores, Inc.	8,387	594,890

Industrial Conglomerates–2.05%
General Electric Co.	51,305	1,363,174

Industrial Machinery–0.83%
Ingersoll-Rand PLC	8,204	553,114

Insurance Brokers–2.05%
Aon PLC	4,825	480,956
Marsh & McLennan Cos., Inc.	8,380	475,146
Willis Group Holdings PLC	8,715	408,733
		1,364,835

Integrated Oil & Gas–3.33%
Exxon Mobil Corp.	4,789	398,445
Occidental Petroleum Corp.	4,880	379,518
Royal Dutch Shell PLC–Class A (United Kingdom)	33,066	929,653
TOTAL S.A. (France)	10,484	510,193
		2,217,809

Integrated Telecommunication Services–1.09%
Koninklijke KPN N.V. (Netherlands)	31,738	121,824
Orange S.A. (France)	7,118	110,151
Telecom Italia S.p.A. (Italy)(b)	66,489	84,366
Telefónica, S.A. (Spain)	5,390	76,826
Verizon Communications Inc.	7,139	332,749
		725,916

Internet Software & Services–1.16%
eBay Inc.(b)	12,794	770,711

Investment Banking & Brokerage–3.22%
Charles Schwab Corp. (The)	15,691	512,311
Goldman Sachs Group, Inc. (The)	2,549	532,206
Morgan Stanley	28,337	1,099,192
		2,143,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Shares	Value
IT Consulting & Other Services–0.81%
Amdocs Ltd.	9,818	$535,965

Managed Health Care–1.22%
Anthem, Inc.	2,761	453,190
UnitedHealth Group Inc.	2,941	358,802
		811,992

Movies & Entertainment–0.87%
Time Warner Inc.	3,357	293,435
Viacom Inc.–Class B	4,426	286,097
		579,532

Multi-Utilities–0.41%
PG&E Corp.	5,581	274,027

Oil & Gas Drilling–0.31%
Ensco PLC–Class A	9,225	205,441

Oil & Gas Equipment & Services–0.73%
Baker Hughes Inc.	7,820	482,494

Oil & Gas Exploration & Production–1.78%
Anadarko Petroleum Corp.	3,827	298,736
Apache Corp.	9,062	522,243
Canadian Natural Resources Ltd. (Canada)	13,481	365,956
		1,186,935

Other Diversified Financial Services–0.99%
Voya Financial, Inc.	14,211	660,385

Packaged Foods & Meats–0.80%
Mondelez International Inc.–Class A	12,921	531,570

Pharmaceuticals–5.23%
Eli Lilly and Co.	6,753	563,808
Merck & Co., Inc.	13,398	762,748
Novartis AG (Switzerland)	6,853	676,927
Pfizer Inc.	13,812	463,116
Sanofi (France)	4,845	478,059
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	9,039	534,205
		3,478,863

Publishing–0.50%
Thomson Reuters Corp.	8,785	334,573

Railroads–0.69%
CSX Corp.	13,988	456,708

Regional Banks–3.80%
BB&T Corp.	9,893	398,787
Citizens Financial Group Inc.	20,329	555,185
Fifth Third Bancorp	21,262	442,675
First Horizon National Corp.	19,213	301,067
PNC Financial Services Group, Inc. (The)	8,674	829,668
		2,527,382

Security & Alarm Services–0.65%
Tyco International PLC	11,270	433,557

	Shares	Value
Semiconductor Equipment–0.70%
Applied Materials, Inc.	24,206	$465,239

Semiconductors–1.29%
Broadcom Corp.–Class A	6,836	351,986
Intel Corp.	16,697	507,839
		859,825

Specialized Finance–0.43%
CME Group Inc.–Class A	3,056	284,391

Systems Software–1.53%
Microsoft Corp.	10,678	471,434
Symantec Corp.	23,442	545,026
		1,016,460

Technology Hardware, Storage & Peripherals–0.51%
NetApp, Inc.	10,826	341,669

Tobacco–0.84%
Philip Morris International Inc.	6,970	558,785

Wireless Telecommunication Services–0.70%
Vodafone Group PLC–ADR (United Kingdom)	12,762	465,175
Total Common Stocks & Other Equity Interests (Cost $39,966,912)		42,846,311

	Principal Amount
Bonds and Notes–21.69%
Aerospace & Defense–0.29%
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	$35,000	35,539
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	150,000	145,845
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	10,000	8,833
		190,217

Agricultural Products–0.23%
Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	150,000	150,160

Air Freight & Logistics–0.27%
UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	174,000	178,568

Airlines–0.11%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/26	24,267	24,252
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/26	30,000	29,831
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	16,452	17,049
		71,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Apparel Retail–0.03%
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	$19,000	$18,758

Application Software–0.43%
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	268,000	284,415

Asset Management & Custody Banks–0.41%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	40,000	40,130
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	150,000	149,313
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	85,000	81,715
		271,158

Biotechnology–0.42%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	115,000	183,712
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	100,000	95,473
		279,185

Broadcasting–0.75%
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	200,000	191,013
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	324,000	309,420
		500,433

Cable & Satellite–0.80%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	150,000	167,105
Sr. Unsec. Gtd. Notes,
4.40%, 08/15/35	35,000	34,724
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(c)	150,000	189,743
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	150,000	141,884
		533,456

Catalog Retail–0.26%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/23(d)	81,000	129,347
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/34	50,000	45,415
		174,762

Communications Equipment–0.45%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	81,000	114,261
JDS Uniphase Corp., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(d)	165,000	162,834
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/22	24,000	23,855
		300,950

	Principal Amount	Value
Consumer Finance–0.38%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	$18,000	$17,623
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	140,000	140,559
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	95,000	94,972
		253,154

Data Processing & Outsourced Services–0.05%
Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	38,000	35,961

Diversified Banks–1.92%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	115,000	117,700
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	150,000	144,959
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	200,000	198,054
Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/24	60,000	59,198
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	100,000	102,403
JPMorgan Chase & Co., Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	150,000	147,188
Series X, Jr. Unsec. Sub. Global Notes, 6.10%(e)	60,000	60,375
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(e)	40,000	39,900
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	150,000	150,421
Wells Fargo & Co., Sr. Unsec. Notes, 3.90%, 05/01/45	75,000	67,535
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	95,000	94,930
4.65%, 11/04/44	100,000	96,125
		1,278,788

Diversified Chemicals–0.06%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	43,000	42,873

Diversified Real Estate Activities–0.06%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	40,000	39,538

Drug Retail–0.11%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/24	20,000	19,656
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.30%, 11/18/21	32,000	31,811
4.50%, 11/18/34	24,000	22,606
		74,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Electric Utilities–0.26%
Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/16	$45,000	$45,778
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 2.60%, 09/01/15	70,000	70,245
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	55,000	55,195
		171,218

Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	25,000	23,148

Fertilizers & Agricultural Chemicals–0.04%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	15,000	14,932
3.38%, 07/15/24	10,000	9,590
		24,522

Food Retail–0.08%
Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/17(c)	56,000	56,051

General Merchandise Stores–0.19%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	20,000	19,059
Target Corp., Sr. Unsec. Notes, 5.88%, 07/15/16	100,000	105,198
		124,257

Health Care Distributors–0.07%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	50,000	49,703

Health Care Equipment–0.99%
Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	170,000	169,597
Sr. Unsec. Global Notes, 3.88%, 05/15/24	165,000	165,818
Sr. Unsec. Notes, 2.68%, 12/15/19	17,000	17,018
Medtronic Inc., Sr. Unsec. Gtd. Notes, 3.15%, 03/15/22(c)	58,000	58,179
4.38%, 03/15/35(c)	21,000	20,821
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	94,000	119,850
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(c)	101,000	107,691
		658,974

Health Care Facilities–0.79%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	174,000	227,614
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	235,000	300,065
		527,679

	Principal Amount	Value
Health Care REIT’s–0.04%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	$25,000	$24,486

Health Care Services–0.34%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	50,000	49,713
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	120,000	122,024
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	33,000	32,560
4.70%, 02/01/45	22,000	20,161
		224,458

Industrial Conglomerates–0.14%
General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	90,000	90,137

Industrial Machinery–0.03%
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	22,000	19,700

Integrated Oil & Gas–0.14%
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	77,000	76,876
Suncor Energy Inc. (Canada), Sr. Unsec. Yankee Notes, 3.60%, 12/01/24	18,000	18,017
		94,893

Integrated Telecommunication Services–0.56%
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/22	28,000	27,056
3.40%, 05/15/25	29,000	27,642
4.50%, 05/15/35	25,000	22,992
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	150,000	185,463
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	120,000	112,126
		375,279

Internet Retail–0.18%
Amazon.com, Inc., Sr. Unsec. Global Notes, 0.65%, 11/27/15	110,000	110,041
4.80%, 12/05/34	9,000	8,882
		118,923

Investment Banking & Brokerage–0.60%
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	163,000	166,973
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	62,000	59,018
Morgan Stanley, Sr. Unsec. Global Medium-Term Notes, 2.38%, 07/23/19	175,000	173,942
		399,933

Life & Health Insurance–0.07%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	45,000	45,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Managed Health Care–0.19%
Anthem, Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	$125,000	$125,158

Movies & Entertainment–0.13%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	61,000	65,994
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/34	19,000	17,600
		83,594

Multi-Line Insurance–0.54%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	150,000	187,633
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	20,000	20,024
4.38%, 01/15/55	40,000	35,899
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	70,000	68,395
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	50,000	49,120
		361,071

Multi-Utilities–0.29%
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	200,000	192,907

Office REIT’s–0.22%
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	150,000	149,167

Oil & Gas Equipment & Services–0.12%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	84,000	79,905

Oil & Gas Exploration & Production–0.74%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	129,000	95,379
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	46,000	46,375
4.15%, 11/15/34	49,000	47,724
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	25,000	25,081
3.25%, 05/15/22	6,000	5,931
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	110,000	109,979
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	174,000	159,754
		490,223

Oil & Gas Storage & Transportation–0.47%
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	19,000	17,151

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.20%, 02/01/16	$150,000	$151,891
2.55%, 10/15/19	20,000	20,008
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	28,000	25,890
Spectra Energy Partners, LP, Sr. Unsec. Notes, 2.95%, 06/15/16	55,000	55,769
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	48,000	42,611
		313,320

Other Diversified Financial Services–0.07%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	50,000	49,641

Packaged Foods & Meats–0.56%
General Mills, Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	45,000	45,049
2.20%,10/21/19	45,000	44,726
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	200,000	197,644
Mondelez International, Inc., Sr. Unsec. Global Notes, 4.13%, 02/09/16	60,000	61,127
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	11,000	11,116
5.15%, 08/15/44	12,000	12,405
		372,067

Pharmaceuticals–1.50%
AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	125,000	125,161
4.50%, 05/14/35	38,000	37,312
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	49,000	49,300
4.55%, 03/15/35	14,000	13,426
4.85%, 06/15/44	150,000	144,773
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/16	50,000	51,804
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	200,000	201,305
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	76,000	88,777
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/16	100,000	100,018
Sanofi (France), Sr. Unsec. Global Notes, 2.63%, 03/29/16	85,000	86,335
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	100,000	100,032
		998,243

Property & Casualty Insurance–0.25%
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	100,000	97,788
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	57,000	67,581
		165,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Railroads–0.04%
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/45	$25,000	$23,932

Regional Banks–0.27%
BB&T Corp., Series A, Sr. Unsec. Medium-Term Notes, 3.20%, 03/15/16	40,000	40,590
Fifth Third Bancorp, Sr. Unsec. Notes, 3.63%, 01/25/16	140,000	141,924
		182,514

Renewable Electricity–0.22%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	150,000	147,857

Research & Consulting Services–0.04%
Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/45	25,000	24,635

Retail REIT’s–0.23%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	150,000	150,998

Semiconductor Equipment–0.48%
Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	35,000	34,116
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	198,000	281,779
		315,895

Semiconductors–1.07%
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	94,000	95,292
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	219,000	198,879
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	297,000	341,736
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/20(c)	76,000	75,573
		711,480

Soft Drinks–0.24%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	30,000	30,375
PepsiCo, Inc., Sr. Unsec. Notes, 2.50%, 05/10/16	130,000	132,062
		162,437

Specialized Finance–0.24%
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	150,000	161,419

Systems Software–0.42%
FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/20(c)(d)	22,000	23,595
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(c)(d)	19,000	20,354
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	37,000	33,841

	Principal Amount	Value
Systems Software–(continued)
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	$162,000	$169,492
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	30,000	29,445
		276,727

Technology Hardware, Storage & Peripherals–0.72%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	39,000	37,238
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	348,000	339,082
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	65,000	64,919
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	37,000	36,353
		477,592

Thrifts & Mortgage Finance–0.67%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	170,000	196,032
2.00%, 04/01/20	46,000	76,820
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	72,000	119,970
2.25%, 03/01/19	30,000	53,381
		446,203

Tobacco–0.09%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	25,000	25,151
B.A.T. International Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 3.95%, 06/15/25(c)	37,000	37,005
		62,156

Trading Companies & Distributors–0.05%
Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	35,000	34,956

Wireless Telecommunication Services–0.25%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(c)	150,000	163,996
Total Bonds and Notes (Cost $14,594,075)		14,430,029

U.S. Treasury Securities–8.70%
U.S. Treasury Notes–8.65%
0.63%, 06/30/17	3,000,000	2,998,817
1.63%, 06/30/20	2,244,300	2,242,464
2.13%, 05/15/25	523,800	513,437
		5,754,718

U.S. Treasury Bonds–0.05%
2.50%, 02/15/45	34,800	30,501
Total U.S. Treasury Securities (Cost $5,786,604)		5,785,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Shares	Value
Preferred Stocks–0.17%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd. (Cost $118,794)	1,900	$114,831

Money Market Funds–5.23%
Liquid Assets Portfolio–Institutional Class(f)	1,738,945	1,738,945
Premier Portfolio–Institutional Class(f)	1,738,946	1,738,946
Total Money Market Funds (Cost $3,477,891)		3,477,891
TOTAL INVESTMENTS–100.20% (Cost $63,944,276)		66,654,281
OTHER ASSETS LESS LIABILITIES–(0.20)%		(134,781)
NET ASSETS–100.00%		$66,519,500

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $2,442,576, which represented 3.67% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net

Assets as of June 30, 2015

Financials	27.1%
Health Care	13.3
Information Technology	12.3
Consumer Discretionary	9.0
U.S. Treasury Securities	8.7
Energy	7.6
Industrials	6.7
Consumer Staples	5.3
Telecommunication Services	2.6
Utilities	1.6
Materials	0.8
Money Market Funds Plus Other Assets Less Liabilities	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $60,466,385)	$63,176,390
Investments in affiliated money market funds, at value and cost	3,477,891
Total investments, at value (Cost $63,944,276)	66,654,281
Foreign currencies, at value (Cost $22,618)	22,382
Receivable for:
Investments sold	38,156
Fund shares sold	5,810
Dividends and interest	206,503
Investment for trustee deferred compensation and retirement plans	70,512
Unrealized appreciation on forward foreign currency contracts outstanding	6,122
Other assets	2,564
Total assets	67,006,330

Liabilities:
Payable for:
Investments purchased	225,115
Fund shares reacquired	101,417
Accrued fees to affiliates	47,904
Accrued trustees’ and officers’ fees and benefits	4,411
Accrued other operating expenses	33,342
Trustee deferred compensation and retirement plans	74,641
Total liabilities	486,830
Net assets applicable to shares outstanding	$66,519,500

Net assets consist of:
Shares of beneficial interest	$39,250,493
Undistributed net investment income	1,106,582
Undistributed net realized gain	23,450,018
Net unrealized appreciation	2,712,407
$66,519,500

Net Assets:
Series I	$64,883,710
Series II	$1,635,790

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,378,818
Series II	85,908
Series I:
Net asset value per share	$19.20
Series II:
Net asset value per share	$19.04

Investment income:
Dividends (net of foreign withholding taxes of $17,522)	$532,103
Dividends from affiliated money market funds	1,257
Interest	219,164
Total investment income	752,524

Expenses:
Advisory fees	208,222
Administrative services fees	105,711
Custodian fees	7,901
Distribution fees — Series II	2,134
Transfer agent fees	10,374
Trustees’ and officers’ fees and benefits	11,110
Professional services fees	20,806
Other	7,099
Total expenses	373,357
Less: Fees waived	(10,347)
Net expenses	363,010
Net investment income	389,514

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	996,427
Foreign currencies	(86)
Forward foreign currency contracts	170,954
Futures contracts	(167,333)
999,962
Change in net unrealized appreciation (depreciation) of:
Investment securities	(618,976)
Foreign currencies	(765)
Forward foreign currency contracts	(75,127)
(694,868)
Net realized and unrealized gain	305,094
Net increase in net assets resulting from operations	$694,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$389,514	$882,573
Net realized gain	999,962	22,977,439
Change in net unrealized appreciation (depreciation)	(694,868)	(11,008,043)
Net increase in net assets resulting from operations	694,608	12,851,969

Distributions to shareholders from net investment income:
Series I	—	(1,956,705)
Series ll	—	(44,780)
Total distributions from net investment income	—	(2,001,485)

Distributions to shareholders from net realized gains:
Series l	—	(3,200,299)
Series ll	—	(80,119)
Total distributions from net realized gains	—	(3,280,418)

Share transactions–net:
Series l	(6,512,949)	1,534,064
Series ll	(172,960)	(63,252)
Net increase (decrease) in net assets resulting from share transactions	(6,685,909)	1,470,812
Net increase (decrease) in net assets	(5,991,301)	9,040,878

Net assets:
Beginning of period	72,510,801	63,469,923
End of period (includes undistributed net investment income of $1,106,582 and $717,068, respectively)	$66,519,500	$72,510,801

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Managed Volatility Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Managed Volatility Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Managed Volatility Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s

Invesco V.I. Managed Volatility Fund

clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.60% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2015, the Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. Prior to May 1, 2015, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.03% and Series II shares to 1.28% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $10,347.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $80,916 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $88 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Managed Volatility Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$43,420,569	$3,018,464	$—	$46,439,033
U.S. Treasury Securities	—	5,785,219	—	5,785,219
Corporate Debt Securities	—	14,430,029	—	14,430,029
	43,420,569	23,233,712	—	66,654,281
Forward Foreign Currency Contracts*	—	6,122	—	6,122
Total Investments	$43,420,569	$23,239,834	$—	$66,660,403

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$17,483	$(11,361)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts
Realized Gain (Loss):
Currency risk	$170,954	$—
Market risk	—	(167,333)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(75,127)	—
Total	$95,827	$(167,333)

The table below summarizes the six month average notional value of forward foreign currency contracts and the two month average notional value of futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$4,097,035	$4,714,370

Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
7/24/15	Bank of New York Mellon (The)	CAD	333,810	USD	270,895	$267,205	$3,690
7/24/15	State Street Bank and Trust Co.	CAD	334,437	USD	271,350	267,706	3,644
7/24/15	Bank of New York Mellon (The)	CHF	239,075	USD	256,766	255,955	811
7/24/15	State Street Bank and Trust Co.	CHF	239,846	USD	257,596	256,781	815
7/24/15	Bank of New York Mellon (The)	EUR	460,138	USD	517,462	513,205	4,257
7/24/15	State Street Bank and Trust Co.	EUR	460,842	USD	518,256	513,990	4,266
7/24/15	Bank of New York Mellon (The)	GBP	339,321	USD	530,818	533,097	(2,279)
7/24/15	State Street Bank and Trust Co.	GBP	339,783	USD	531,558	533,823	(2,265)
7/24/15	Bank of New York Mellon (The)	ILS	729,985	USD	190,026	193,397	(3,371)
7/24/15	State Street Bank and Trust Co.	ILS	729,986	USD	189,951	193,397	(3,446)
Total Open Forward Foreign Currency Contracts — Currency Risk							$6,122

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro

GBP	– British Pound Sterling
ILS	– Israeli Shekel
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$8,758	$(5,650)	$3,108	$—	$—	$3,108
State Street Bank and Trust Co.	8,725	(5,711)	3,014	—	—	3,014
Total	$17,483	$(11,361)	$6,122	$—	$—	$6,122

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$5,650	$(5,650)	$—	$—	$—	$—
State Street Bank and Trust Co.	5,711	(5,711)	—	—	—	—
Total	$11,361	$(11,361)	$—	$—	$—	$—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Managed Volatility Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $7,971,214 and $13,159,664, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $32,732,100 and $32,413,293, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,012,465
Aggregate unrealized (depreciation) of investment securities	(2,377,225)
Net unrealized appreciation of investment securities	$2,635,240

Cost of investments for tax purposes is $64,019,041.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	186,625	$3,545,306	717,540	$13,584,291
Series II	2,614	49,560	16,173	299,184

Issued as reinvestment of dividends:
Series I	—	—	276,664	5,157,004
Series II	—	—	6,744	124,899

Reacquired:
Series I	(525,506)	(10,058,255)	(906,605)	(17,207,231)
Series II	(11,704)	(222,520)	(26,293)	(487,335)
Net increase (decrease) in share activity	(347,971)	$(6,685,909)	84,223	$1,470,812

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Managed Volatility Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$19.02	$0.11	$0.07	$0.18	$—	$—	$—	$19.20	0.95%	$64,884	1.04	%(d)	1.07	%(d)	1.13	%(d)	62%
Year ended 12/31/14	17.03	0.24	3.23	3.47	(0.56)	(0.92)	(1.48)	19.02	20.57	70,717	1.03		1.10		1.26		201
Year ended 12/31/13	16.20	0.47	1.25	1.72	(0.52)	(0.37)	(0.89)	17.03	10.76	61,806	1.07		1.08		2.73		15
Year ended 12/31/12	16.74	0.52	0.10	0.62	(0.54)	(0.62)	(1.16)	16.20	3.61	64,158	0.99		1.03		3.10		3
Year ended 12/31/11	14.87	0.51	1.90	2.41	(0.54)	—	(0.54)	16.74	16.45	70,956	0.92		1.04		3.23		14
Year ended 12/31/10	14.51	0.47	0.43	0.90	(0.54)	—	(0.54)	14.87	6.30	63,945	0.92		1.04		3.25		13
Series II
Six months ended 06/30/15	18.88	0.08	0.08	0.16	—	—	—	19.04	0.85	1,636	1.29	(d)	1.32	(d)	0.88	(d)	62
Year ended 12/31/14	16.91	0.19	3.21	3.40	(0.51)	(0.92)	(1.43)	18.88	20.30	1,794	1.28		1.35		1.01		201
Year ended 12/31/13	16.09	0.43	1.23	1.66	(0.47)	(0.37)	(0.84)	16.91	10.45	1,664	1.32		1.33		2.48		15
Year ended 12/31/12	16.63	0.47	0.10	0.57	(0.49)	(0.62)	(1.11)	16.09	3.34	1,637	1.24		1.28		2.85		3
Year ended 12/31/11	14.78	0.47	1.88	2.35	(0.50)	—	(0.50)	16.63	16.15	1,878	1.17		1.29		2.98		14
Year ended 12/31/10	14.43	0.43	0.42	0.85	(0.50)	—	(0.50)	14.78	6.01	1,706	1.17		1.29		3.00		13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $68,261 and $1,721 for Series I and Series II shares, respectively.

Invesco V.I. Managed Volatility Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/15)	Expenses Paid During Period[2,4]
Series I	$1,000.00	$1,009.50	$5.18	$1,019.64	$5.21	1.04%
Series II	1,000.00	1,008.50	6.42	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective May 1, 2015, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II shares to 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.06% and 1.31% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.28 and $6.52 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.31 and $6.56 for Series I and Series II shares, respectively.

Invesco V.I. Managed Volatility Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Managed Volatility Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Growth Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the Lipper performance universe for the one year period, the fifth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the

Invesco V.I. Managed Volatility Fund

fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisors to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services . The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Managed Volatility Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Mid Cap Core Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc. VIMCCE-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.70%
Series II Shares	3.54
S&P 500 Index▼ (Broad Market Index)	1.23
Russell Midcap Index▼ (Style-Specific Index)	2.35
Lipper VUF Mid-Cap Core Funds Index■ (Peer Group Index)	3.12
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (9/10/01)	7.72%
10 Years	7.08
5 Years	11.60
1 Year	0.65

Series II Shares
Inception (9/10/01)	7.46%
10 Years	6.81
5 Years	11.30
1 Year	0.34

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.07% and 1.32%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Mid Cap Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks–84.74%
Apparel, Accessories & Luxury Goods–1.57%
PVH Corp.	50,481	$5,815,411

Asset Management & Custody Banks–2.18%
Northern Trust Corp.	105,897	8,096,885

Auto Parts & Equipment–1.67%
Dana Holding Corp.	301,728	6,209,562

Brewers–1.41%
Molson Coors Brewing Co.–Class B	74,613	5,208,734

Communications Equipment–2.92%
F5 Networks, Inc.(b)	50,974	6,134,721
Juniper Networks, Inc.	181,069	4,702,362
		10,837,083

Computer & Electronics Retail–1.13%
GameStop Corp.–Class A	97,761	4,199,813

Data Processing & Outsourced Services–1.30%
Jack Henry & Associates, Inc.	74,325	4,808,827

Department Stores–0.65%
Macy’s, Inc.	35,833	2,417,652

Drug Retail–1.33%
Rite Aid Corp.(b)	591,494	4,938,975

Electronic Components–2.74%
Amphenol Corp.–Class A	175,111	10,151,185

Environmental & Facilities Services–1.19%
Republic Services, Inc.	112,300	4,398,791

Health Care Distributors–1.15%
Cardinal Health, Inc.	50,835	4,252,348

Health Care Equipment–2.16%
ResMed Inc.	74,034	4,173,296
Wright Medical Group, Inc.(b)	146,510	3,847,353
		8,020,649

Health Care Facilities–2.66%
Community Health Systems Inc.(b)	92,674	5,835,682
Tenet Healthcare Corp.(b)	69,661	4,031,978
		9,867,660

Homebuilding–1.32%
D.R. Horton, Inc.	178,392	4,880,805

Homefurnishing Retail–1.25%
Aaron’s, Inc.	128,088	4,638,066

Hotels, Resorts & Cruise Lines–1.77%
Norwegian Cruise Line Holdings Ltd.(b)	117,253	6,570,858

	Shares	Value
Human Resource & Employment Services–0.91%
ManpowerGroup Inc.	37,891	$3,386,698

Industrial Machinery–7.44%
Kennametal Inc.	183,660	6,266,479
Lincoln Electric Holdings, Inc.	52,806	3,215,357
Stanley Black & Decker Inc.	88,379	9,301,006
Timken Co. (The)	116,913	4,275,509
Xylem, Inc.	122,002	4,522,614
		27,580,965

Insurance Brokers–2.19%
Brown & Brown, Inc.	247,235	8,124,142

Life & Health Insurance–3.88%
St. James’s Place PLC (United Kingdom)	501,157	7,134,460
Torchmark Corp.	124,804	7,266,089
		14,400,549

Life Sciences Tools & Services–1.21%
Agilent Technologies, Inc.	116,560	4,496,885

Marine–0.78%
Kirby Corp.(b)	37,465	2,872,067

Multi-Utilities–1.59%
CMS Energy Corp.	185,370	5,902,181

Oil & Gas Equipment & Services–1.29%
Dril-Quip, Inc.(b)	63,726	4,795,381

Oil & Gas Exploration & Production–3.58%
Cabot Oil & Gas Corp.	136,237	4,296,915
Concho Resources Inc.(b)	41,565	4,732,591
Vermilion Energy, Inc. (Canada)	98,308	4,247,050
		13,276,556

Packaged Foods & Meats–2.05%
Hain Celestial Group, Inc. (The)(b)	47,693	3,141,061
JM Smucker Co. (The)	41,281	4,475,273
		7,616,334

Paper Packaging–0.62%
Packaging Corp. of America	36,944	2,308,631

Pharmaceuticals–1.69%
Endo International PLC(b)	78,440	6,247,746

Property & Casualty Insurance–5.47%
Arch Capital Group Ltd.(b)	139,220	9,322,171
Progressive Corp. (The)	394,088	10,967,469
		20,289,640

Regional Banks–3.08%
First Republic Bank	181,387	11,432,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value
Semiconductor Equipment–4.04%
Lam Research Corp.	84,667	$6,887,660
Teradyne, Inc.	419,151	8,085,423
		14,973,083

Semiconductors–3.67%
Linear Technology Corp.	187,469	8,291,754
Xilinx, Inc.	119,939	5,296,506
		13,588,260

Specialized Finance–2.48%
Moody’s Corp.	85,062	9,183,294

Specialty Chemicals–5.15%
Albemarle Corp.	81,432	4,500,747
Cytec Industries Inc.	83,360	5,045,781
International Flavors & Fragrances Inc.	51,197	5,595,320
Koninklijke DSM N.V. (Netherlands)	68,006	3,953,965
		19,095,813

Specialty Stores–1.34%
Dick’s Sporting Goods, Inc.	95,598	4,949,108

	Shares	Value
Technology Hardware, Storage & Peripherals–1.37%
NetApp, Inc.	160,800	$5,074,848

Trading Companies & Distributors–1.27%
WESCO International, Inc.(b)	68,329	4,690,103

Trucking–1.24%
Hertz Global Holdings, Inc.(b)	253,255	4,588,981
Total Common Stocks (Cost $234,152,598)		314,187,392

Money Market Funds–15.25%
Liquid Assets Portfolio–Institutional Class(c)	28,266,708	28,266,708
Premier Portfolio–Institutional Class(c)	28,266,709	28,266,709
Total Money Market Funds (Cost $56,533,417)		56,533,417
TOTAL INVESTMENTS–99.99% (Cost $290,686,015)		370,720,809
OTHER ASSETS LESS LIABILITIES–0.01%		17,026
NET ASSETS–100.00%		$370,737,835

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	19.3%
Information Technology	16.0
Industrials	12.8
Consumer Discretionary	10.7
Health Care	8.8
Materials	5.8
Energy	4.9
Consumer Staples	4.8
Utilities	1.6
Money Market Funds Plus Other Assets Less Liabilities	15.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $234,152,598)	$314,187,392
Investments in affiliated money market funds, at value and cost	56,533,417
Total investments, at value (Cost $290,686,015)	370,720,809
Foreign currencies, at value (Cost $15,717)	15,508
Receivable for:
Fund shares sold	248,096
Dividends	286,557
Investment for trustee deferred compensation and retirement plans	111,911
Total assets	371,382,881

Liabilities:
Payable for:
Fund shares reacquired	164,723
Accrued fees to affiliates	318,911
Accrued trustees’ and officers’ fees and benefits	4,987
Accrued other operating expenses	29,319
Trustee deferred compensation and retirement plans	127,106
Total liabilities	645,046
Net assets applicable to shares outstanding	$370,737,835

Net assets consist of:
Shares of beneficial interest	$245,745,052
Undistributed net investment income	741,945
Undistributed net realized gain	44,216,551
Net unrealized appreciation	80,034,287
$370,737,835

Net Assets:
Series I	$240,633,875
Series II	$130,103,960

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	16,508,544
Series II	9,077,620
Series I:
Net asset value per share	$14.58
Series II:
Net asset value per share	$14.33

Investment income:
Dividends (net of foreign withholding taxes of $27,215)	$2,071,942
Dividends from affiliated money market funds	19,431
Total investment income	2,091,373

Expenses:
Advisory fees	1,359,487
Administrative services fees	512,346
Custodian fees	12,476
Distribution fees — Series II	160,796
Transfer agent fees	21,911
Trustees’ and officers’ fees and benefits	12,835
Other	27,250
Total expenses	2,107,101
Less: Fees waived	(49,456)
Net expenses	2,057,645
Net investment income	33,728

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	11,692,529
Foreign currencies	(19,670)
11,672,859
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,895,976
Foreign currencies	(466)
1,895,510
Net realized and unrealized gain	13,568,369
Net increase in net assets resulting from operations	$13,602,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$33,728	$845,635
Net realized gain	11,672,859	32,956,386
Change in net unrealized appreciation (depreciation)	1,895,510	(16,651,461)
Net increase in net assets resulting from operations	13,602,097	17,150,560

Distributions to shareholders from net investment income:
Distributions to shareholders from net investment income — Series I	—	(103,075)

Distributions to shareholders from net realized gains:
Series l	—	(29,565,808)
Series ll	—	(14,396,190)
Total distributions from net realized gains	—	(43,961,998)

Share transactions–net:
Series l	(22,982,164)	(18,688,127)
Series ll	(2,740,185)	20,690,882
Net increase (decrease) in net assets resulting from share transactions	(25,722,349)	2,002,755
Net increase (decrease) in net assets	(12,120,252)	(24,911,758)

Net assets:
Beginning of period	382,858,087	407,769,845
End of period (includes undistributed net investment income of $741,945 and $708,217, respectively)	$370,737,835	$382,858,087

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect

Invesco V.I. Mid Cap Core Equity Fund

appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Invesco V.I. Mid Cap Core Equity Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco V.I. Mid Cap Core Equity Fund

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $49,456.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $45,608 for accounting and fund administrative services and reimbursed $466,738 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $25 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$366,766,844	$3,953,965	$—	$370,720,809

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities purchases of $906,764.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $78,741,425 and $93,296,150, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$85,610,524
Aggregate unrealized (depreciation) of investment securities	(5,727,821)
Net unrealized appreciation of investment securities	$79,882,703

Cost of investments for tax purposes is $290,838,106.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	209,310	$3,015,647	728,130	$11,027,954
Series II	1,057,933	14,983,073	2,443,423	36,548,302

Issued as reinvestment of dividends:
Series I	—	—	2,092,304	29,668,883
Series II	—	—	1,030,508	14,396,190

Reacquired:
Series I	(1,810,187)	(25,997,811)	(3,914,889)	(59,384,964)
Series II	(1,252,107)	(17,723,258)	(2,042,206)	(30,253,610)
Net increase (decrease) in share activity	(1,795,051)	$(25,722,349)	337,270	$2,002,755

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$14.06	$0.01	$0.51	$0.52	$—	$—	$—	$14.58	3.70%	$240,634	1.01	%(d)	1.04	%(d)	0.10	%(d)	25%
Year ended 12/31/14	15.13	0.05	0.64	0.69	(0.01)	(1.75)	(1.76)	14.06	4.43	254,553	1.01		1.04		0.29		38
Year ended 12/31/13	12.71	0.01	3.59	3.60	(0.11)	(1.07)	(1.18)	15.13	28.81	290,550	1.01		1.04		0.09		34
Year ended 12/31/12	11.56	0.09	1.18	1.27	(0.01)	(0.11)	(0.12)	12.71	10.96	286,607	1.02		1.05		0.69		59
Year ended 12/31/11	12.39	0.01	(0.80)	(0.79)	(0.04)	—	(0.04)	11.56	(6.38)	322,102	1.01		1.03		0.08		57
Year ended 12/31/10	10.92	0.03	1.50	1.53	(0.06)	—	(0.06)	12.39	14.11	411,812	1.01		1.03		0.27		61
Series II
Six months ended 06/30/15	13.84	(0.01)	0.50	0.49	—	—	—	14.33	3.54	130,104	1.26	(d)	1.29	(d)	(0.15	)(d)	25
Year ended 12/31/14	14.95	0.01	0.63	0.64	—	(1.75)	(1.75)	13.84	4.17	128,305	1.26		1.29		0.04		38
Year ended 12/31/13	12.58	(0.02)	3.54	3.52	(0.08)	(1.07)	(1.15)	14.95	28.46	117,219	1.26		1.29		(0.16)		34
Year ended 12/31/12	11.47	0.06	1.16	1.22	—	(0.11)	(0.11)	12.58	10.62	90,648	1.27		1.30		0.44		59
Year ended 12/31/11	12.28	(0.02)	(0.78)	(0.80)	(0.01)	—	(0.01)	11.47	(6.50)	65,196	1.26		1.28		(0.17)		57
Year ended 12/31/10	10.83	(0.00)	1.49	1.49	(0.04)	—	(0.04)	12.28	13.78	61,587	1.26		1.28		0.02		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $248,436 and $129,703 for Series I and Series II shares, respectively.

Invesco V.I. Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,037.00	$5.10	$1,019.79	$5.06	1.01%
Series II	1,000.00	1,035.40	6.36	1,018.55	6.31	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Mid Cap Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Mid-Cap Core Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the

Invesco V.I. Mid Cap Core Equity Fund

Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that fund performance was consistent with the Fund’s investment process and market environment, which includes being defensively biased with high cash. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Mid Cap Core Equity Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Mid Cap Growth Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIMCG-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.13%
Series II Shares	8.01
S&P 500 Index▼ (Broad Market Index)	1.23
Russell Midcap Growth Index▼ (Style-Specific Index)	4.18
Lipper VUF Mid-Cap Growth Funds Index■ (Peer Group Index)	6.06
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
10 Years	8.83%
5 Years	15.99
1 Year	10.42

Series II Shares
Inception (9/25/00)	0.98%
10 Years	8.73
5 Years	15.69
1 Year	10.12

Effective June 1, 2010, Class II shares of the predecessor fund, Van Kampen Life Investment Trust Mid Cap Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series II shares of Invesco Van Kampen V.I. Mid Cap Growth Fund (renamed Invesco V.I. Mid Cap Growth Fund on April 29, 2013). Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco V.I. Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

Series I shares incepted on June 1, 2010. Series I share performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.07% and 1.32%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.31%
Aerospace & Defense–1.65%
B/E Aerospace, Inc.	37,770	$2,073,573
DigitalGlobe Inc.(b)	99,840	2,774,554
		4,848,127

Airlines–1.51%
Delta Air Lines, Inc.	41,703	1,713,159
United Continental Holdings Inc.(b)	50,909	2,698,686
		4,411,845

Apparel Retail–1.21%
L Brands, Inc.	41,331	3,543,307

Apparel, Accessories & Luxury Goods–1.49%
Under Armour, Inc.–Class A(b)	52,189	4,354,650

Application Software–3.76%
Cadence Design Systems, Inc.(b)	213,581	4,199,003
Mobileye N.V.(b)	82,479	4,385,408
SolarWinds, Inc.(b)	52,847	2,437,832
		11,022,243

Asset Management & Custody Banks–1.66%
Ameriprise Financial, Inc.	38,902	4,860,027

Auto Parts & Equipment–1.80%
Delphi Automotive PLC (United Kingdom)	17,002	1,446,700
Gentherm Inc.(b)	69,991	3,843,206
		5,289,906

Automobile Manufacturers–1.08%
Tesla Motors, Inc.(b)	11,810	3,168,151

Automotive Retail–1.97%
Advance Auto Parts, Inc.	16,604	2,644,851
O’Reilly Automotive, Inc.(b)	13,844	3,128,467
		5,773,318

Biotechnology–4.59%
Alexion Pharmaceuticals, Inc.(b)	28,256	5,107,837
BioMarin Pharmaceutical Inc.(b)	30,088	4,115,437
Medivation Inc.(b)	37,065	4,232,823
		13,456,097

Building Products–3.42%
A.O. Smith Corp.	64,326	4,630,186
Lennox International Inc.	33,229	3,578,431
Owens Corning Inc.	44,073	1,818,011
		10,026,628

Communications Equipment–2.64%
Palo Alto Networks, Inc.(b)	44,322	7,743,053

Construction Machinery & Heavy Trucks–1.36%
WABCO Holdings Inc.(b)	20,266	2,507,310

	Shares	Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	15,735	$1,482,866
		3,990,176

Consumer Electronics–1.74%
Harman International Industries, Inc.	42,888	5,101,099

Data Processing & Outsourced Services–0.93%
Alliance Data Systems Corp.(b)	9,382	2,738,981

Distillers & Vintners–1.94%
Constellation Brands, Inc.–Class A	49,020	5,687,300

Diversified REIT’s–1.00%
NorthStar Realty Finance Corp.	185,000	2,941,500

Diversified Support Services–1.08%
KAR Auction Services Inc.	84,284	3,152,222

Electronic Components–1.56%
Amphenol Corp.–Class A	78,915	4,574,703

Electronic Equipment & Instruments–0.52%
Cognex Corp.	31,383	1,509,522

Electronic Equipment Manufacturers–0.23%
Fitbit Inc A(b)(c)	17,469	667,840

Food Retail–1.02%
Kroger Co. (The)	41,030	2,975,085

General Merchandise Stores–1.38%
Burlington Stores, Inc.(b)	78,752	4,032,102

Health Care Equipment–2.29%
Boston Scientific Corp.(b)	202,526	3,584,710
Hologic, Inc.(b)	82,185	3,127,961
		6,712,671

Health Care Facilities–1.39%
Universal Health Services, Inc.–Class B	28,729	4,082,391

Health Care Services–1.23%
Team Health Holdings, Inc.(b)	55,218	3,607,392

Home Entertainment Software–0.28%
Activision Blizzard, Inc.	34,423	833,381

Hotels, Resorts & Cruise Lines–1.19%
Royal Caribbean Cruises Ltd.	44,510	3,502,492

Household Appliances–0.78%
Whirlpool Corp.	13,270	2,296,373

Housewares & Specialties–1.33%
Jarden Corp.(b)	75,255	3,894,446

Industrial Conglomerates–1.44%
Carlisle Cos. Inc.	42,214	4,226,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value
Industrial Machinery–1.28%
Stanley Black & Decker Inc.	35,667	$3,753,595

Internet Retail–0.92%
Netflix Inc.(b)	4,089	2,686,228

Internet Software & Services–0.99%
LinkedIn Corp.–Class A(b)	14,109	2,915,343

Investment Banking & Brokerage–1.26%
Lazard Ltd.–Class A	65,672	3,693,393

IT Consulting & Other Services–0.72%
Gartner, Inc.(b)	24,530	2,104,183

Leisure Products–1.68%
Brunswick Corp.	96,606	4,913,381

Life Sciences Tools & Services–2.96%
Illumina, Inc.(b)	22,048	4,814,401
VWR Corp.(b)	144,534	3,863,394
		8,677,795

Metal & Glass Containers–0.83%
Berry Plastics Group Inc.(b)	74,880	2,426,112

Movies & Entertainment–1.46%
Cinemark Holdings, Inc.	106,164	4,264,608

Oil & Gas Exploration & Production–4.16%
Concho Resources Inc.(b)	41,215	4,692,740
Diamondback Energy Inc.(b)	28,839	2,173,884
EQT Corp.	28,620	2,327,951
Whiting Petroleum Corp.(b)	89,140	2,995,104
		12,189,679

Packaged Foods & Meats–0.56%
Mead Johnson Nutrition Co.	18,111	1,633,974

Pharmaceuticals–5.25%
Allergan PLC(b)	13,581	4,121,290
Mylan N.V.(b)	80,401	5,456,012
Pacira Pharmaceuticals, Inc.(b)	61,397	4,341,996
Perrigo Co. PLC	7,970	1,473,095
		15,392,393

Real Estate Services–1.59%
Realogy Holdings Corp.(b)	99,920	4,668,262

Regional Banks–1.23%
SVB Financial Group(b)	25,034	3,604,395

Research & Consulting Services–1.01%
IHS Inc.–Class A(b)	23,042	2,963,892

Semiconductor Equipment–1.70%
Applied Materials, Inc.	258,889	4,975,847

Semiconductors–5.10%
Cavium Inc.(b)	65,418	4,501,413
NXP Semiconductors N.V. (Netherlands)(b)	68,037	6,681,233

	Shares	Value
Semiconductors–(continued)
Qorvo, Inc.(b)	47,048	$3,776,543
		14,959,189

Soft Drinks–1.18%
Monster Beverage Corp.(b)	25,770	3,453,695

Specialized Finance–1.04%
Intercontinental Exchange, Inc.	13,569	3,034,164

Specialized REIT’s–0.73%
Equinix, Inc.	8,400	2,133,600

Specialty Chemicals–2.07%
PPG Industries, Inc.	40,200	4,611,744
Valspar Corp. (The)	17,908	1,465,233
		6,076,977

Specialty Stores–3.50%
Signet Jewelers Ltd.	42,606	5,463,793
Tractor Supply Co.	53,359	4,799,109
		10,262,902

Systems Software–1.62%
ServiceNow, Inc.(b)	63,719	4,734,959

Technology Hardware, Storage & Peripherals–0.78%
Western Digital Corp.	29,148	2,285,786

Thrifts & Mortgage Finance–1.08%
MGIC Investment Corp.(b)	277,341	3,156,141

Trading Companies & Distributors–0.84%
United Rentals, Inc.(b)	28,221	2,472,724

Trucking–0.67%
Old Dominion Freight Line, Inc.(b)	28,694	1,968,552

Wireless Telecommunication Services–1.63%
SBA Communications Corp.–Class A(b)	41,678	4,791,720
Total Common Stocks & Other Equity Interests (Cost $210,776,754)		285,216,983

Money Market Funds–3.24%
Liquid Assets Portfolio–Institutional Class(d)	4,752,653	4,752,653
Premier Portfolio–Institutional Class(d)	4,752,652	4,752,652
Total Money Market Funds (Cost $9,505,305)		9,505,305
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.55% (Cost $220,282,059)		294,722,288

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.15%
Liquid Assets Portfolio–Institutional Class (Cost $445,400)(d)(e)	445,400	445,400
TOTAL INVESTMENTS–100.70% (Cost $220,727,459)		295,167,688
OTHER ASSETS LESS LIABILITIES–(0.70)%		(2,048,789)
NET ASSETS–100.00%		$293,118,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
Brown Brothers Harriman	$500,813	$(445,400)	$55,413

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Consumer Discretionary	21.5%
Information Technology	20.8
Health Care	17.7
Industrials	14.3
Financials	9.6
Consumer Staples	4.7
Energy	4.2
Materials	2.9
Telecommunication Services	1.6
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $210,776,754)*	$285,216,983
Investments in affiliated money market funds, at value and cost	9,950,705
Total investments, at value (Cost $220,727,459)	295,167,688
Receivable for:
Investments sold	2,180,452
Fund shares sold	386,349
Dividends	80,571
Investment for trustee deferred compensation and retirement plans	118,433
Other assets	34,661
Total assets	297,968,154

Liabilities:
Payable for:
Investments purchased	3,646,944
Fund shares reacquired	301,535
Collateral upon return of securities loaned	445,400
Accrued fees to affiliates	292,570
Accrued trustees’ and officers’ fees and benefits	5,629
Accrued other operating expenses	27,679
Trustee deferred compensation and retirement plans	129,498
Total liabilities	4,849,255
Net assets applicable to shares outstanding	$293,118,899

Net assets consist of:
Shares of beneficial interest	$179,185,413
Undistributed net investment income (loss)	(813,295)
Undistributed net realized gain	40,306,552
Net unrealized appreciation	74,440,229
$293,118,899

Net Assets:
Series I	$117,158,367
Series II	$175,960,532

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	18,742,247
Series II	28,361,664
Series I:
Net asset value per share	$6.25
Series II:
Net asset value per share	$6.20

*	At June 30, 2015, securities with an aggregate value of $500,813 were on loan to brokers.

Investment income:
Dividends	$1,023,008
Dividends from affiliated money market funds (includes securities lending income of $7,348)	9,643
Total investment income	1,032,651

Expenses:
Advisory fees	1,062,108
Administrative services fees	375,400
Custodian fees	7,909
Distribution fees — Series II	212,592
Transfer agent fees	30,680
Trustees’ and officers’ fees and benefits	13,060
Other	27,367
Total expenses	1,729,116
Less: Fees waived	(4,772)
Net expenses	1,724,344
Net investment income (loss)	(691,693)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	22,518,291
Change in net unrealized appreciation (depreciation) of investment securities	(417,197)
Net realized and unrealized gain	22,101,094
Net increase in net assets resulting from operations	$21,409,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(691,693)	$(1,399,535)
Net realized gain	22,518,291	36,941,281
Change in net unrealized appreciation (depreciation)	(417,197)	(15,377,922)
Net increase in net assets resulting from operations	21,409,401	20,163,824

Share transactions–net:
Series l	2,131,895	(17,038,304)
Series ll	888,125	(22,232,293)
Net increase (decrease) in net assets resulting from share transactions	3,020,020	(39,270,597)
Net increase (decrease) in net assets	24,429,421	(19,106,773)

Net assets:
Beginning of period	268,689,478	287,796,251
End of period (includes undistributed net investment income (loss) of $(813,295) and $(121,602), respectively)	$293,118,899	$268,689,478

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events

Invesco V.I. Mid Cap Growth Fund

occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund

Invesco V.I. Mid Cap Growth Fund

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Over $1 billion	0.65%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $4,772.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $35,051 for accounting and fund administrative services and reimbursed $340,349 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the

Invesco V.I. Mid Cap Growth Fund

Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $888 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1—	Prices are determined using quoted prices in an active market for identical assets.
Level 2—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Mid Cap Growth Fund

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2015	$3,091,956	$—	$3,091,956

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $89,724,984 and $90,485,427, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$78,579,784
Aggregate unrealized (depreciation) of investment securities	(4,513,400)
Net unrealized appreciation of investment securities	$74,066,384

Cost of investments for tax purposes is $221,101,304.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	2,030,053	$12,504,196	2,719,313	$15,046,775
Series II	3,138,354	19,249,900	3,222,420	17,657,513

Reacquired:
Series I	(1,691,880)	(10,372,301)	(5,866,476)	(32,085,079)
Series II	(3,029,418)	(18,361,775)	(7,324,414)	(39,889,806)
Net increase (decrease) in share activity	447,109	$3,020,020	(7,249,157)	$(39,270,597)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Mid Cap Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$5.78	$(0.01)		$0.48	$0.47	$—	$—	$—	$6.25	8.13%	$117,158	1.07	%(d)	1.07	%(d)	(0.34	)%(d)	32%
Year ended 12/31/14	5.35	(0.02)		0.45	0.43	—	—	—	5.78	8.04	106,390	1.07		1.07		(0.36)		71
Year ended 12/31/13	3.92	(0.02)		1.47	1.45	(0.02)	—	(0.02)	5.35	37.01	115,319	1.08		1.08		(0.41)		76
Year ended 12/31/12	3.69	0.02	(e)	0.41	0.43	—	(0.20)	(0.20)	3.92	11.60	88,091	1.06		1.12		0.54	(e)	92
Year ended 12/31/11	4.05	(0.01)		(0.35)	(0.36)	—	—	—	3.69	(8.89)	11	1.00		1.14		(0.36)		137
Year ended 12/31/10(f)	3.30	(0.00	)(g)	0.75	0.75	—	—	—	4.05	22.73	12	1.01	(h)	1.12	(h)	(0.18	)(h)	105
Series II
Six months ended 06/30/15	5.74	(0.02)		0.48	0.46	—	—	—	6.20	8.01	175,961	1.32	(d)	1.32	(d)	(0.59	)(d)	32
Year ended 12/31/14	5.33	(0.03)		0.44	0.41	—	—	—	5.74	7.69	162,299	1.32		1.32		(0.61)		71
Year ended 12/31/13	3.91	(0.03)		1.46	1.43	(0.01)	—	(0.01)	5.33	36.60	172,478	1.33		1.33		(0.66)		76
Year ended 12/31/12	3.68	0.01	(e)	0.42	0.43	—	(0.20)	(0.20)	3.91	11.63	143,588	1.31		1.37		0.29	(e)	92
Year ended 12/31/11	4.06	(0.02)		(0.36)	(0.38)	—	—	—	3.68	(9.36)	65,080	1.25		1.39		(0.61)		137
Year ended 12/31/10	3.19	(0.02)		0.89	0.87	—	—	—	4.06	27.27	79,461	1.26		1.37		(0.53)		105

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $158,450,343 and sold of $99,449,268 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Development Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $114,093 and $171,483 for Series I and Series II shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received of $3.92 per share owned of Aveta Inc. on August 16, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.01 and 0.28% and $0.00 and 0.03% for Series I and Series II shares, respectively.
(f)	Commencement date of June 1, 2010.
(g)	Amount is less than $0.01 per share.
(h)	Annualized.

Invesco V.I. Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,081.30	$5.52	$1,019.49	$5.36	1.07%
Series II	1,000.00	1,080.10	6.81	1,018.25	6.61	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Mid Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund Mid-Cap Growth Index. The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was

Invesco V.I. Mid Cap Growth Fund

above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers noted that abrupt market changes over the past three years created a challenging environment for the trend driven process employed by the portfolio management team. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco

Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by

Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Mid Cap Growth Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Money Market Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIMKT-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

About your Fund

Invesco V.I. Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Invesco V.I. Money Market Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.17%(a)
Asset-Backed Securities–Consumer Receivables–2.71%
Barton Capital LLC(b)(c)	0.24%	11/02/15	$1,400	$1,400,000
Old Line Funding, LLC(b)	0.24%	08/06/15	1,800	1,799,568
Old Line Funding, LLC(b)	0.24%	08/14/15	3,400	3,399,003
Old Line Funding, LLC(b)	0.24%	09/25/15	1,800	1,798,968
Old Line Funding, LLC(b)	0.24%	10/01/15	5,000	4,996,933
Thunder Bay Funding, LLC(b)	0.24%	08/07/15	1,400	1,399,655
Thunder Bay Funding, LLC(b)	0.24%	10/01/15	1,700	1,698,957
Thunder Bay Funding, LLC(b)	0.28%	10/13/15	1,800	1,798,544
				18,291,628

Asset-Backed Securities–Fully Supported–0.80%
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.21%	09/09/15	1,400	1,399,428
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.24%	10/19/15	4,000	3,997,067
				5,396,495

Asset-Backed Securities—Fully Supported Bank–9.44%
Atlantic Asset Securitization LLC (CEP-Credit Agricole)(b)(d)	0.10%	07/01/15	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(b)(d)	0.14%	07/02/15	5,000	4,999,981
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(b)(d)	0.18%	07/27/15	7,500	7,499,025
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/10/15	2,000	1,999,333
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(c)	0.36%	12/14/15	12,800	12,800,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	2,000	2,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	3,000	3,000,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.20%	07/17/15	1,400	1,399,876
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.20%	08/20/15	5,000	4,998,611
Lexington Parker Capital Co., LLC (Multi-CEP’s)(b)(d)	0.20%	07/06/15	10,000	9,999,722
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ Ltd.)(b)(d)	0.17%	07/09/15	5,000	4,999,811
				63,696,359

Asset-Backed Securities–Multi-Purpose–9.90%
CAFCO, LLC(b)	0.20%	09/10/15	10,000	9,996,055
Chariot Funding, LLC(b)	0.30%	10/07/15	1,400	1,398,857
Chariot Funding, LLC(b)	0.30%	10/15/15	2,500	2,497,792
CHARTA, LLC(b)	0.20%	09/10/15	1,600	1,599,369
CRC Funding, LLC(b)	0.20%	09/10/15	11,300	11,295,543
Jupiter Securitization Co. LLC(b)	0.30%	10/20/15	5,000	4,995,375
Nieuw Amsterdam Receivables Corp.(b)(d)	0.19%	08/13/15	10,000	9,997,730
Nieuw Amsterdam Receivables Corp.(b)(d)	0.19%	08/17/15	5,000	4,998,760
Nieuw Amsterdam Receivables Corp.(b)(d)	0.20%	09/02/15	5,000	4,998,250
Regency Markets No. 1 LLC(b)(d)	0.17%	07/15/15	15,000	14,999,008
				66,776,739

Consumer Finance–0.19%
Toyota Motor Credit Corp.(d)	0.23%	08/14/15	1,300	1,299,635

Diversified Banks–14.86%
BNP Paribas S.A.(d)	0.23%	08/18/15	1,500	1,499,540
BNP Paribas S.A.(d)	0.25%	09/14/15	5,000	4,997,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
China Construction Bank Corp.(b)(d)	0.20%	07/06/15	$1,600	$1,599,956
China Construction Bank Corp.(b)(d)	0.20%	07/09/15	2,300	2,299,898
Commonwealth Bank of Australia(b)(d)	0.21%	09/28/15	1,400	1,399,273
Commonwealth Bank of Australia(b)(c)(d)	0.32%	05/13/16	5,000	4,999,505
DBS Bank Ltd.(b)(d)	0.19%	07/20/15	15,000	14,998,496
DBS Bank Ltd.(b)(d)	0.20%	08/06/15	1,400	1,399,720
DBS Bank Ltd.(b)(d)	0.20%	09/02/15	1,600	1,599,440
DBS Bank Ltd.(b)(d)	0.21%	09/21/15	1,500	1,499,282
DBS Bank Ltd.(b)(d)	0.22%	09/24/15	1,500	1,499,221
ING (US) Funding LLC(d)	0.27%	08/19/15	2,500	2,499,081
ING (US) Funding LLC(d)	0.27%	09/18/15	2,200	2,198,696
J.P. Morgan Securities LLC	0.27%	09/08/15	6,000	5,996,895
Nordea Bank Finland PLC(b)(d)	0.20%	08/17/15	2,600	2,599,338
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	2,100	2,099,142
Societe Generale(b)(d)	0.20%	08/04/15	5,000	4,999,056
Standard Chartered Bank(b)(d)	0.24%	07/15/15	1,500	1,499,860
Standard Chartered Bank(b)(d)	0.25%	08/17/15	5,000	4,998,368
Standard Chartered Bank(b)(d)	0.25%	08/21/15	1,700	1,699,398
Sumitomo Mitsui Banking Corp.(b)(d)	0.27%	07/02/15	10,000	9,999,925
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.24%	07/06/15	1,500	1,499,950
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.24%	08/10/15	10,000	9,997,333
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.24%	08/13/15	1,800	1,799,484
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.20%	07/17/15	2,700	2,699,760
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.20%	09/28/15	1,500	1,499,258
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.22%	09/17/15	2,000	1,999,047
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/16/15	1,700	1,698,484
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/22/15	1,200	1,198,870
United Overseas Bank Ltd.(b)(d)	0.32%	11/17/15	1,500	1,498,147
				100,271,819

Multi-Utilities–3.78%
Engie S.A.(b)(d)	0.16%	07/02/15	4,000	3,999,982
Engie S.A.(b)(d)	0.16%	07/13/15	17,000	16,999,094
Engie S.A.(b)(d)	0.17%	07/08/15	4,500	4,499,851
				25,498,927

Other Diversified Financial Services–1.70%
Credit Suisse New York(d)	0.23%	07/01/15	1,500	1,500,000
General Electric Capital Corp.(c)	0.23%	07/31/15	5,000	5,000,000
General Electric Capital Corp.	0.26%	08/26/15	5,000	4,997,978
				11,497,978

Packaged Foods & Meats–0.89%
Nestle Capital Corp.(b)(d)	0.07%	09/02/15	6,000	5,999,265

Regional Banks–1.08%
Banque et Caisse d’Epargne de l’Etat(d)	0.25%	07/09/15	1,200	1,199,935
BNZ International Funding Ltd.(b)(d)	0.26%	09/16/15	1,400	1,399,222
BNZ International Funding Ltd.(b)(d)	0.26%	09/21/15	1,200	1,199,289
BNZ International Funding Ltd.(b)(d)	0.27%	09/08/15	1,500	1,499,238
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.18%	07/20/15	2,000	1,999,810
				7,297,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.82%
CDP Financial Inc.(b)(d)	0.19%	08/05/15	$2,300	$2,299,575
CDP Financial Inc.(b)(d)	0.20%	09/15/15	5,000	4,997,889
Nederlandse Waterschapsbank N.V.(b)(d)	0.24%	09/04/15	5,000	4,997,833
				12,295,297
Total Commercial Paper (Cost $318,321,636)				318,321,636

Certificates of Deposit–35.11%
Australia & New Zealand Banking Group, Ltd.(c)(d)	0.21%	08/03/15	1,600	1,600,000
Bank of China Ltd.(d)	0.20%	07/16/15	10,000	10,000,000
Bank of China Ltd.(d)	0.20%	07/20/15	3,500	3,500,000
Bank of Montreal(d)	0.21%	09/10/15	1,700	1,700,000
Bank of Montreal(d)	0.22%	09/15/15	1,800	1,800,000
Bank of Montreal(c)(d)	0.24%	09/03/15	4,000	4,000,000
Bank of Montreal(c)(d)	0.29%	12/11/15	1,700	1,700,000
Bank of Nova Scotia(c)(d)	0.32%	03/09/16	1,600	1,600,000
Bank of Nova Scotia(c)(d)	0.41%	07/29/16	700	700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)(d)	0.32%	09/14/15	5,000	5,000,000
Canadian Imperial Bank of Commerce(d)	0.10%	07/01/15	10,000	10,000,000
China Construction Bank Corp.(d)	0.17%	07/01/15	3,100	3,100,000
China Construction Bank Corp.(d)	0.25%	08/11/15	2,700	2,700,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(d)	0.21%	08/14/15	5,000	5,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(d)	0.24%	09/17/15	2,000	2,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.26%	08/10/15	1,400	1,400,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	5,000	5,000,000
HSBC Bank USA N.A.(c)(d)	0.33%	12/11/15	2,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.25%	08/05/15	5,000	5,000,000
Mizuho Bank Ltd.(d)	0.25%	08/21/15	10,000	10,000,000
Nordea Bank Finland PLC(d)	0.19%	08/05/15	1,500	1,500,000
Nordea Bank Finland PLC(d)	0.19%	08/06/15	1,500	1,500,000
Nordea Bank Finland PLC(d)	0.19%	08/11/15	10,000	10,000,000
Nordea Bank Finland PLC(d)	0.19%	08/12/15	1,600	1,600,000
Nordea Bank Finland PLC(d)	0.20%	08/26/15	3,400	3,400,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	2,000	2,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	5,000	5,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	5,000	5,000,000
Royal Bank of Canada(c)(d)	0.39%	07/01/16	2,000	2,000,000
Skandinaviska Enskilda Banken AB(d)	0.04%	07/01/15	31,000	31,000,000
Standard Chartered Bank(d)	0.05%	07/01/15	5,000	5,000,000
Standard Chartered Bank(d)	0.10%	07/01/15	10,000	10,000,000
Standard Chartered Bank(c)(d)	0.36%	12/17/15	5,300	5,300,000
Sumitomo Mitsui Banking Corp.(d)	0.13%	07/01/15	6,200	6,200,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	07/14/15	5,000	5,000,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	3,200	3,200,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.24%	07/13/15	1,100	1,100,000
Svenska Handelsbanken AB(d)	0.04%	07/01/15	31,000	31,000,000
Swedbank AB(d)	0.10%	07/01/15	2,400	2,400,000
Swedbank AB(d)	0.11%	07/01/15	7,900	7,900,000
Wells Fargo Bank, N.A.(c)	0.27%	08/18/15	16,000	16,000,450
Westpac Banking Corp.(d)	0.20%	09/09/15	3,000	3,000,000
Total Certificates of Deposit (Cost $236,900,450)				236,900,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–3.85%(e)
Credit Enhanced–3.85%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.18%	10/01/33	$4,500	$4,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	3,360	3,360,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	10/01/25	1,000	1,000,000
Gary Chicago International Airport Authority (Gary Jet Center) Series 2011, Multi-Modal Special Purpose Facility, VRD RB (LOC-BMO Harris Bank NA)(f)	0.16%	05/01/36	7,145	7,145,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.06%	05/15/17	400	400,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	0.14%	05/01/37	3,620	3,620,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.)(b)(f)	0.25%	01/01/33	2,085	2,085,000
Massachusetts (State of) Development Finance Agency (Milton Academy); (Canada) Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.19%	03/01/39	1,500	1,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.18%	12/01/27	2,125	2,125,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.)(f)	0.18%	12/01/18	230	230,000
Total Variable Rate Demand Notes (Cost $25,965,000)				25,965,000

U.S. Government Sponsored Agency Securities–0.74%
Overseas Private Investment Corp. (OPIC)–0.74%
Unsec. Gtd. VRD Bonds(e) (Cost $5,000,000)	0.11%	09/15/20	5,000	5,000,000

Notes–0.44%
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes(c) (Cost $3,000,000)	0.40%	07/19/16	3,000	3,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.31% (Cost $589,187,086)				589,187,086

			Repurchase Amount
Repurchase Agreements–7.97%(g)
Citigroup Global Markets Inc., Joint agreement dated 06/30/15, aggregate maturing value of $400,001,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%, 08/15/17-05/15/42)	0.10%	07/01/15	38,798,097	38,797,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 06/29/15, maturing value of $10,007,500 (collateralized by non-agency asset-backed security valued at $11,000,000; 0%, 09/10/46)(c)(h)	0.45%	08/28/15	10,007,500	10,000,000
RBC Capital Markets Corp., Term agreement dated 06/29/15, maturing value of $5,003,394 (collateralized by corporate obligations valued at $5,250,000; 0%-7.95%, 02/26/16-07/15/45)(h)	0.26%	10/01/15	5,003,394	5,000,000
Total Repurchase Agreements (Cost $53,797,989)				53,797,989
TOTAL INVESTMENTS(i)(j)–95.28% (Cost $642,985,075)				642,985,075
OTHER ASSETS LESS LIABILITIES–4.72%				31,816,928
NET ASSETS–100.00%				$674,802,003

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $272,319,005, which represented 40.36% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2015.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.8%; Japan: 10.9%; United Kingdom: 8.6%; France: 7.0%; Canada: 6.7%; Netherlands: 5.4%; Singapore: 5.1%; other countries less than 5% each: 10.5%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$589,187,086
Repurchase agreements, at value and cost	53,797,989
Total investments, at value and cost	642,985,075
Receivable for:
Investments sold	115,000
Fund shares sold	32,608,368
Interest	39,063
Fund expenses absorbed	44,423
Investment for trustee deferred compensation and retirement plans	58,005
Total assets	675,849,934

Liabilities:
Payable for:
Fund shares reacquired	792,253
Dividends	135
Accrued fees to affiliates	148,999
Accrued trustees’ and officers’ fees and benefits	6,845
Accrued other operating expenses	36,147
Trustee deferred compensation and retirement plans	63,552
Total liabilities	1,047,931
Net assets applicable to shares outstanding	$674,802,003

Net assets consist of:
Shares of beneficial interest	$674,807,192
Undistributed net investment income	(9,539)
Undistributed net realized gain	4,350
$674,802,003

Net Assets:
Series I	$655,557,591
Series II	$19,244,412

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	655,551,987
Series II	19,244,240
Series I:
Net asset value per share	$1.00
Series II:
Net asset value per share	$1.00

Investment income:
Interest	$520,908

Expenses:
Advisory fees	1,013,307
Administrative services fees	336,129
Custodian fees	10,963
Distribution fees — Series II	21,392
Transfer agent fees	10,669
Trustees’ and officers’ fees and benefits	15,235
Other	60,693
Total expenses	1,468,388
Less: Fees waived and expenses reimbursed	(974,264)
Net expenses	494,124
Net investment income	26,784
Net realized gain from investment securities	4,059
Net increase in net assets resulting from operations	$30,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$26,784	$69,709
Net realized gain	4,059	1,738
Net increase in net assets resulting from operations	30,843	71,447

Distributions to shareholders from net investment income:
Series I	(25,941)	(67,296)
Series ll	(843)	(2,413)
Total distributions from net investment income	(26,784)	(69,709)

Share transactions–net:
Series l	49,000,819	184,059,944
Series ll	1,748,245	1,613,097
Net increase in net assets resulting from share transactions	50,749,064	185,673,041
Net increase in net assets	50,753,123	185,674,779

Net assets:
Beginning of period	624,048,880	438,374,101
End of period (includes undistributed net investment income of ($9,539) and $(9,539), respectively)	$674,802,003	$624,048,880

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains

Invesco V.I. Money Market Fund

(losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.40%
Over $250 million	0.35%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.37%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco V.I. Money Market Fund

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended June 30, 2015, Invesco voluntarily waived advisory fees of $952,872 and reimbursed class level expenses of $21,392 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $64,995 for accounting and fund administrative services and reimbursed $271,134 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Money Market Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 7—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	566,689,077	$566,689,077	1,289,451,981	$1,289,451,981
Series II	13,393,969	13,393,969	40,068,335	40,068,335

Issued as reinvestment of dividends:
Series I	25,253	25,253	64,806	64,806
Series II	843	843	2,413	2,413

Reacquired:
Series I	(517,713,511)	(517,713,511)	(1,105,456,843)	(1,105,456,843)
Series II	(11,646,567)	(11,646,567)	(38,457,651)	(38,457,651)
Net increase in share activity	50,749,064	$50,749,064	185,673,041	$185,673,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Money Market Fund

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net realized gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$655,558	0.18	%(c)	0.53	%(c)	0.01	%(c)
Year ended 12/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	606,553	0.16		0.50		0.01
Year ended 12/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	422,491	0.16		0.70		0.03
Year ended 12/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	156,931	0.23		0.54		0.03
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	198,533	0.17		0.57		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	25,578	0.16		1.01		0.18
Series II
Six months ended 06/30/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	19,244	0.18	(c)	0.78	(c)	0.01	(c)
Year ended 12/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	17,496	0.16		0.75		0.01
Year ended 12/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	15,883	0.16		0.95		0.03
Year ended 12/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	746	0.23		0.79		0.03
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	1,022	0.17		0.82		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	1,024	0.16		1.26		0.18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $530,862 and $17,255 for Series I and Series II shares, respectively.

Invesco V.I. Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period [2]
Series I	$1,000.00	$1,000.00	$0.89	$1,023.90	$0.90	0.18%
Series II	1,000.00	1,000.00	0.89	1,023.90	0.90	0.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Money Market Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Annuity Underlying Funds Money Market Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Invesco V.I. Money Market Fund

Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco

Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements.

Invesco V.I. Money Market Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. S&P 500 Index Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

MS-VISPI-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	1.08%
Series II Shares	1.03
S&P 500 Index▼ (Broad Market/Style-Specific Index)	1.23
Lipper VUF S&P 500 Funds Index■ (Peer Group Index)	1.05
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Lipper VUF S&P 500 Funds Index is an unmanaged index considered representative of S&P 500 variable insurance underlying funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (5/18/98)	5.33%
10 Years	7.64
5 Years	17.00
1 Year	7.09

Series II Shares
Inception (6/5/00)	3.71%
10 Years	7.38
5 Years	16.73
1 Year	6.84

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment S&P 500 Index Portfolio advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.41% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. S&P 500 Index Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.95%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The)	2,161	$41,642
Omnicom Group Inc.	1,299	90,268
		131,910

Aerospace & Defense–2.64%
Boeing Co. (The)	3,421	474,561
General Dynamics Corp.	1,668	236,339
Honeywell International Inc.	4,150	423,175
L-3 Communications Holdings, Inc.	437	49,547
Lockheed Martin Corp.	1,423	264,536
Northrop Grumman Corp.	1,030	163,389
Precision Castparts Corp.	735	146,904
Raytheon Co.	1,623	155,289
Rockwell Collins, Inc.	704	65,014
Textron Inc.	1,462	65,249
United Technologies Corp.	4,405	488,647
		2,532,650

Agricultural & Farm Machinery–0.18%
Deere & Co.	1,775	172,264

Agricultural Products–0.17%
Archer-Daniels-Midland Co.	3,300	159,126

Air Freight & Logistics–0.72%
C.H. Robinson Worldwide, Inc.	774	48,290
Expeditors International of Washington, Inc.	1,022	47,119
FedEx Corp.	1,402	238,901
United Parcel Service, Inc.–Class B	3,695	358,082
		692,392

Airlines–0.46%
American Airlines Group Inc.	3,686	147,200
Delta Air Lines, Inc.	4,372	179,602
Southwest Airlines Co.	3,555	117,635
		444,437

Alternative Carriers–0.09%
Level 3 Communications, Inc.(b)	1,564	82,376

Aluminum–0.08%
Alcoa Inc.	6,483	72,285

Apparel Retail–0.55%
Gap, Inc. (The)	1,414	53,972
L Brands, Inc.	1,302	111,621
Ross Stores, Inc.	2,194	106,650
TJX Cos., Inc. (The)	3,620	239,536
Urban Outfitters, Inc.(b)	544	19,040
		530,819

	Shares	Value
Apparel, Accessories & Luxury Goods–0.50%
Coach, Inc.	1,460	$50,531
Fossil Group, Inc.(b)	228	15,814
Hanesbrands, Inc.	2,125	70,805
Michael Kors Holdings Ltd.(b)	1,064	44,784
PVH Corp.	435	50,112
Ralph Lauren Corp.	326	43,149
Under Armour, Inc.–Class A(b)	894	74,595
VF Corp.	1,815	126,578
		476,368

Application Software–0.73%
Adobe Systems Inc.(b)	2,528	204,793
Autodesk, Inc.(b)	1,205	60,341
Citrix Systems, Inc.(b)	852	59,776
Intuit Inc.	1,467	147,830
salesforce.com, inc.(b)	3,243	225,810
		698,550

Asset Management & Custody Banks–1.30%
Affiliated Managers Group, Inc.(b)	293	64,050
Ameriprise Financial, Inc.	967	120,807
Bank of New York Mellon Corp. (The)	5,967	250,435
BlackRock, Inc.	674	233,190
Franklin Resources, Inc.	2,078	101,884
Invesco Ltd.(c)	2,283	85,590
Legg Mason, Inc.	518	26,693
Northern Trust Corp.	1,172	89,611
State Street Corp.	2,186	168,322
T. Rowe Price Group Inc.	1,397	108,589
		1,249,171

Auto Parts & Equipment–0.39%
BorgWarner, Inc.	1,204	68,435
Delphi Automotive PLC (United Kingdom)	1,539	130,953
Johnson Controls, Inc.	3,486	172,662
		372,050

Automobile Manufacturers–0.58%
Ford Motor Co.	21,155	317,537
General Motors Co.	7,155	238,476
		556,013

Automotive Retail–0.35%
AutoNation, Inc.(b)	405	25,507
AutoZone, Inc.(b)	168	112,039
CarMax, Inc.(b)	1,113	73,692
O’Reilly Automotive, Inc.(b)	536	121,125
		332,363

Biotechnology–3.24%
Alexion Pharmaceuticals, Inc.(b)	1,190	215,116
Amgen Inc.	4,045	620,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Biotechnology–(continued)
Biogen Inc.(b)	1,251	$505,329
Celgene Corp.(b)	4,220	488,402
Gilead Sciences, Inc.	7,820	915,566
Regeneron Pharmaceuticals, Inc.(b)	401	204,562
Vertex Pharmaceuticals Inc.(b)	1,296	160,030
		3,109,993

Brewers–0.06%
Molson Coors Brewing Co.–Class B	844	58,920

Broadcasting–0.29%
CBS Corp.–Class B	2,426	134,643
Discovery Communications, Inc.–Class A(b)	786	26,142
Discovery Communications, Inc.–Class C(b)	1,388	43,139
Scripps Networks Interactive Inc.–Class A	516	33,731
TEGNA Inc.	1,220	39,126
		276,781

Building Products–0.08%
Allegion PLC	506	30,431
Masco Corp.(b)	1,826	44,152
		74,583

Cable & Satellite–1.40%
Cablevision Systems Corp.–Class A	1,172	28,058
Comcast Corp.–Class A	13,375	804,372
DIRECTV(b)	2,675	248,213
Time Warner Cable Inc.	1,503	267,790
		1,348,433

Casinos & Gaming–0.04%
Wynn Resorts Ltd.	437	43,119

Coal & Consumable Fuels–0.03%
CONSOL Energy Inc.	1,219	26,501

Commodity Chemicals–0.23%
LyondellBasell Industries N.V.–Class A	2,090	216,357

Communications Equipment–1.55%
Cisco Systems, Inc.	27,065	743,205
F5 Networks, Inc.(b)	390	46,936
Harris Corp.	655	50,376
Juniper Networks, Inc.	1,869	48,538
Motorola Solutions, Inc.	987	56,595
QUALCOMM, Inc.	8,671	543,065
		1,488,715

Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	1,542	50,285
GameStop Corp.–Class A	590	25,346
		75,631

Construction & Engineering–0.11%
Fluor Corp.	782	41,454
Jacobs Engineering Group, Inc.(b)	691	28,068

	Shares	Value
Construction & Engineering–(continued)
Quanta Services, Inc.(b)	1,153	$33,229
TopBuild Corp.(b)	1	26
		102,777

Construction Machinery & Heavy Trucks–0.55%
Caterpillar Inc.	3,209	272,187
Cummins Inc.	899	117,940
Joy Global Inc.	538	19,476
PACCAR Inc.	1,876	119,707
		529,310

Construction Materials–0.11%
Martin Marietta Materials, Inc.	335	47,406
Vulcan Materials Co.	697	58,499
		105,905

Consumer Electronics–0.08%
Garmin Ltd.	650	28,555
Harman International Industries, Inc.	378	44,959
		73,514

Consumer Finance–0.82%
American Express Co.	4,649	361,320
Capital One Financial Corp.	2,907	255,729
Discover Financial Services	2,371	136,617
Navient Corp.	2,118	38,569
		792,235

Data Processing & Outsourced Services–2.03%
Alliance Data Systems Corp.(b)	333	97,216
Automatic Data Processing, Inc.	2,498	200,415
Computer Sciences Corp.	744	48,836
Fidelity National Information Services, Inc.	1,503	92,885
Fiserv, Inc.(b)	1,265	104,780
MasterCard, Inc.–Class A	5,157	482,076
Paychex, Inc.	1,730	81,102
Total System Services, Inc.	876	36,591
Visa Inc.–Class A	10,290	690,974
Western Union Co. (The)	2,756	56,029
Xerox Corp.	5,545	58,999
		1,949,903

Department Stores–0.25%
Kohl’s Corp.	1,052	65,866
Macy’s, Inc.	1,789	120,704
Nordstrom, Inc.	745	55,502
		242,072

Distillers & Vintners–0.19%
Brown-Forman Corp.–Class B	828	82,949
Constellation Brands, Inc.–Class A	901	104,534
		187,483

Distributors–0.08%
Genuine Parts Co.	809	72,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Diversified Banks–5.25%
Bank of America Corp.	55,894	$951,316
Citigroup Inc.	16,146	891,905
Comerica Inc.	951	48,805
JPMorgan Chase & Co.	19,748	1,338,125
U.S. Bancorp	9,448	410,043
Wells Fargo & Co.	24,936	1,402,401
		5,042,595

Diversified Chemicals–0.72%
Dow Chemical Co. (The)	5,772	295,359
E. I. du Pont de Nemours and Co.(b)	4,817	296,245
Eastman Chemical Co.	786	64,311
FMC Corp.	705	37,048
		692,963

Diversified Metals & Mining–0.11%
Freeport-McMoRan Inc.	5,509	102,578

Diversified Support Services–0.05%
Cintas Corp.	513	43,395

Drug Retail–1.06%
CVS Health Corp.	6,003	629,595
Walgreens Boots Alliance, Inc.	4,643	392,055
		1,021,650

Electric Utilities–1.61%
American Electric Power Co., Inc.	2,593	137,351
Duke Energy Corp.	3,679	259,811
Edison International	1,726	95,931
Entergy Corp.	956	67,398
Eversource Energy	1,678	76,198
Exelon Corp.	4,583	143,998
FirstEnergy Corp.	2,230	72,587
NextEra Energy, Inc.	2,363	231,645
Pepco Holdings, Inc.	1,334	35,938
Pinnacle West Capital Corp.	584	33,224
PPL Corp.	3,537	104,235
Southern Co. (The)	4,826	202,209
Xcel Energy, Inc.	2,680	86,242
		1,546,767

Electrical Components & Equipment–0.55%
AMETEK, Inc.	1,278	70,009
Eaton Corp. PLC	2,485	167,713
Emerson Electric Co.	3,555	197,054
Rockwell Automation, Inc.	718	89,491
		524,267

Electronic Components–0.24%
Amphenol Corp.–Class A	1,640	95,071
Corning Inc.	6,743	133,039
		228,110

Electronic Equipment & Instruments–0.02%
FLIR Systems, Inc.	746	22,992

	Shares	Value
Electronic Manufacturing Services–0.14%
TE Connectivity Ltd. (Switzerland)	2,155	$138,566

Environmental & Facilities Services–0.23%
Republic Services, Inc.	1,337	52,370
Stericycle, Inc.(b)	449	60,126
Waste Management, Inc.	2,257	104,612
		217,108

Fertilizers & Agricultural Chemicals–0.45%
CF Industries Holdings, Inc.	1,251	80,414
Monsanto Co.	2,533	269,992
Mosaic Co. (The)	1,649	77,256
		427,662

Food Distributors–0.12%
Sysco Corp.	3,159	114,040

Food Retail–0.27%
Kroger Co. (The)	2,603	188,743
Whole Foods Market, Inc.	1,906	75,173
		263,916

Footwear–0.42%
NIKE, Inc.–Class B	3,711	400,862

Gas Utilities–0.03%
AGL Resources Inc.	650	30,264

General Merchandise Stores–0.55%
Dollar General Corp.	1,580	122,829
Dollar Tree, Inc.(b)	1,089	86,020
Family Dollar Stores, Inc.	508	40,036
Target Corp.	3,397	277,297
		526,182

Gold–0.07%
Newmont Mining Corp.	2,814	65,735

Health Care Distributors–0.65%
AmerisourceBergen Corp.	1,110	118,037
Cardinal Health, Inc.	1,754	146,722
Henry Schein, Inc.(b)	446	63,385
McKesson Corp.	1,234	277,416
Patterson Cos. Inc.	466	22,671
		628,231

Health Care Equipment–2.17%
Abbott Laboratories	7,921	388,763
Baxalta Inc.(b)	2,895	92,466
Baxter International Inc.(b)	2,895	110,010
Becton, Dickinson and Co.	1,107	156,807
Boston Scientific Corp.(b)	7,136	126,307
C.R. Bard, Inc.	396	67,597
Edwards Lifesciences Corp.(b)	566	80,615
Intuitive Surgical, Inc.(b)	194	93,993
Medtronic PLC	7,583	561,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Health Care Equipment–(continued)
St. Jude Medical, Inc.	1,491	$108,947
Stryker Corp.	1,583	151,287
Varian Medical Systems, Inc.(b)	529	44,611
Zimmer Biomet Holdings, Inc.	906	98,963
		2,082,266

Health Care Facilities–0.25%
HCA Holdings, Inc.(b)	1,542	139,890
Tenet Healthcare Corp.(b)	520	30,098
Universal Health Services, Inc.–Class B	491	69,771
		239,759

Health Care REIT’s–0.33%
HCP, Inc.	2,434	88,768
Health Care REIT, Inc.	1,853	121,612
Ventas, Inc.	1,754	108,906
		319,286

Health Care Services–0.56%
DaVita HealthCare Partners Inc.(b)	910	72,318
Express Scripts Holding Co.(b)	3,880	345,087
Laboratory Corp. of America Holdings(b)	527	63,883
Quest Diagnostics Inc.	765	55,478
		536,766

Health Care Supplies–0.04%
DENTSPLY International Inc.	749	38,611

Health Care Technology–0.12%
Cerner Corp.(b)	1,628	112,430

Home Entertainment Software–0.11%
Electronic Arts Inc.(b)	1,647	109,525

Home Furnishings–0.10%
Leggett & Platt, Inc.	752	36,607
Mohawk Industries, Inc.(b)	334	63,761
		100,368

Home Improvement Retail–1.15%
Home Depot, Inc. (The)	6,912	768,131
Lowe’s Cos., Inc.	4,963	332,372
		1,100,503

Homebuilding–0.14%
D.R. Horton, Inc.	1,758	48,099
Lennar Corp.–Class A	945	48,233
PulteGroup Inc.	1,793	36,129
		132,461

Homefurnishing Retail–0.07%
Bed Bath & Beyond Inc.(b)	911	62,841

Hotel and Resort REIT’s–0.08%
Host Hotels & Resorts Inc.	3,994	79,201

	Shares	Value
Hotels, Resorts & Cruise Lines–0.41%
Carnival Corp.	2,387	$117,894
Marriott International Inc.–Class A	1,100	81,829
Royal Caribbean Cruises Ltd.	884	69,562
Starwood Hotels & Resorts Worldwide, Inc.	910	73,792
Wyndham Worldwide Corp.	639	52,340
		395,417

Household Appliances–0.08%
Whirlpool Corp.	418	72,335

Household Products–1.77%
Clorox Co. (The)	695	72,294
Colgate-Palmolive Co.	4,532	296,438
Kimberly-Clark Corp.	1,938	205,370
Procter & Gamble Co. (The)	14,436	1,129,472
		1,703,574

Housewares & Specialties–0.06%
Newell Rubbermaid Inc.	1,436	59,034

Human Resource & Employment Services–0.04%
Robert Half International, Inc.	716	39,738

Hypermarkets & Super Centers–0.95%
Costco Wholesale Corp.	2,333	315,095
Wal-Mart Stores, Inc.	8,397	595,599
		910,694

Independent Power Producers & Energy Traders–0.09%
AES Corp. (The)	3,631	48,147
NRG Energy, Inc.	1,751	40,063
		88,210

Industrial Conglomerates–2.41%
3M Co.	3,375	520,762
Danaher Corp.	3,276	280,393
General Electric Co.(d)	53,620	1,424,683
Roper Technologies, Inc.	530	91,404
		2,317,242

Industrial Gases–0.38%
Air Products and Chemicals, Inc.	1,028	140,661
Airgas, Inc.	355	37,552
Praxair, Inc.	1,531	183,031
		361,244

Industrial Machinery–0.78%
Dover Corp.	853	59,864
Flowserve Corp.	721	37,968
Illinois Tool Works Inc.	1,799	165,130
Ingersoll-Rand PLC	1,406	94,793
Pall Corp.	563	70,065
Parker Hannifin Corp.	737	85,735
Pentair PLC (United Kingdom)	967	66,481
Snap-on Inc.	313	49,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Industrial Machinery–(continued)
Stanley Black & Decker Inc.	817	$85,981
Xylem, Inc.	982	36,403
		752,265

Industrial REIT’s–0.11%
Prologis, Inc.	2,788	103,435

Insurance Brokers–0.32%
Aon PLC	1,498	149,321
Marsh & McLennan Cos., Inc.	2,867	162,559
		311,880

Integrated Oil & Gas–3.26%
Chevron Corp.	10,006	965,279
Exxon Mobil Corp.	22,252	1,851,366
Occidental Petroleum Corp.	4,087	317,846
		3,134,491

Integrated Telecommunication Services–2.20%
AT&T Inc.	27,635	981,595
CenturyLink Inc.	3,025	88,875
Frontier Communications Corp.	6,136	30,373
Verizon Communications Inc.	21,704	1,011,623
		2,112,466

Internet Retail–1.58%
Amazon.com, Inc.(b)	2,031	881,637
Expedia, Inc.	532	58,174
Netflix Inc.(b)	322	211,535
Priceline Group Inc. (The)(b)	276	317,778
TripAdvisor Inc.(b)	590	51,412
		1,520,536

Internet Software & Services–3.42%
Akamai Technologies, Inc.(b)	942	65,771
eBay Inc.(b)	5,882	354,332
Equinix, Inc.	299	75,946
Facebook Inc.–Class A(b)	11,208	961,254
Google Inc.–Class A(b)	1,522	821,941
Google Inc.–Class C(b)	1,526	794,298
VeriSign, Inc.(b)	557	34,378
Yahoo! Inc.(b)	4,618	181,441
		3,289,361

Investment Banking & Brokerage–1.05%
Charles Schwab Corp. (The)	6,150	200,797
E*TRADE Financial Corp.(b)	1,530	45,824
Goldman Sachs Group, Inc. (The)	2,138	446,393
Morgan Stanley	8,197	317,962
		1,010,976

IT Consulting & Other Services–1.40%
Accenture PLC–Class A	3,326	321,890
Cognizant Technology Solutions Corp.–Class A(b)	3,248	198,421

	Shares	Value
IT Consulting & Other Services–(continued)
International Business Machines Corp.	4,879	$793,618
Teradata Corp.(b)	769	28,453
		1,342,382

Leisure Products–0.09%
Hasbro, Inc.	593	44,351
Mattel, Inc.	1,831	47,038
		91,389

Life & Health Insurance–0.96%
Aflac, Inc.	2,308	143,557
Lincoln National Corp.	1,345	79,651
MetLife, Inc.	5,923	331,629
Principal Financial Group, Inc.	1,447	74,217
Prudential Financial, Inc.	2,407	210,661
Torchmark Corp.	674	39,240
Unum Group	1,335	47,726
		926,681

Life Sciences Tools & Services–0.45%
Agilent Technologies, Inc.	1,767	68,171
PerkinElmer, Inc.	598	31,479
Thermo Fisher Scientific, Inc.	2,118	274,831
Waters Corp.(b)	440	56,487
		430,968

Managed Health Care–1.52%
Aetna Inc.	1,864	237,585
Anthem, Inc.	1,407	230,945
Cigna Corp.	1,370	221,940
Humana Inc.	793	151,685
UnitedHealth Group Inc.	5,059	617,198
		1,459,353

Metal & Glass Containers–0.07%
Ball Corp.	725	50,859
Owens-Illinois, Inc.(b)	891	20,439
		71,298

Motorcycle Manufacturers–0.06%
Harley-Davidson, Inc.	1,111	62,605

Movies & Entertainment–1.83%
Time Warner Inc.	4,388	383,555
Twenty-First Century Fox, Inc.–Class A	9,415	306,411
Viacom Inc.–Class B	1,900	122,816
Walt Disney Co. (The)	8,307	948,161
		1,760,943

Multi-Line Insurance–0.66%
American International Group, Inc.	7,095	438,613
Assurant, Inc.	361	24,187
Genworth Financial Inc.–Class A(b)	2,625	19,871
Hartford Financial Services Group, Inc. (The)	2,232	92,784
Loews Corp.	1,586	61,077
		636,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Multi-Sector Holdings–1.42%
Berkshire Hathaway Inc.–Class B(b)	9,704	$1,320,812
Leucadia National Corp.	1,680	40,790
		1,361,602

Multi-Utilities–1.12%
Ameren Corp.	1,285	48,419
CenterPoint Energy, Inc.	2,324	44,226
CMS Energy Corp.	1,457	46,391
Consolidated Edison, Inc.	1,552	89,830
Dominion Resources, Inc.	3,157	211,108
DTE Energy Co.	953	71,132
NiSource Inc.	1,673	76,272
PG&E Corp.	2,554	125,401
Public Service Enterprise Group Inc.	2,682	105,349
SCANA Corp.	754	38,190
Sempra Energy	1,237	122,389
TECO Energy, Inc.	1,210	21,369
WEC Energy Group, Inc.	1,671	75,151
		1,075,227

Office REIT’s–0.25%
Boston Properties, Inc.	810	98,042
SL Green Realty Corp.	523	57,473
Vornado Realty Trust	924	87,715
		243,230

Office Services & Supplies–0.02%
Pitney Bowes Inc.	1,069	22,246

Oil & Gas Drilling–0.13%
Diamond Offshore Drilling, Inc.	390	10,066
Ensco PLC–Class A	1,241	27,637
Helmerich & Payne, Inc.	573	40,351
Noble Corp. PLC	1,328	20,438
Transocean Ltd.	1,784	28,758
		127,250

Oil & Gas Equipment & Services–1.17%
Baker Hughes Inc.	2,313	142,712
Cameron International Corp.(b)	1,018	53,313
FMC Technologies, Inc.(b)	1,227	50,908
Halliburton Co.	4,527	194,978
National Oilwell Varco Inc.	2,063	99,602
Schlumberger Ltd.	6,764	582,989
		1,124,502

Oil & Gas Exploration & Production–1.94%
Anadarko Petroleum Corp.	2,702	210,918
Apache Corp.	1,995	114,972
Cabot Oil & Gas Corp.	2,189	69,041
Chesapeake Energy Corp.	2,802	31,298
Cimarex Energy Co.	498	54,934
ConocoPhillips	6,561	402,911
Devon Energy Corp.	2,055	122,252

	Shares	Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	2,920	$255,646
EQT Corp.	802	65,235
Hess Corp.	1,288	86,141
Marathon Oil Corp.	3,591	95,305
Murphy Oil Corp.	883	36,706
Newfield Exploration Co.(b)	854	30,847
Noble Energy, Inc.	2,051	87,537
Pioneer Natural Resources Co.	788	109,288
Range Resources Corp.	893	44,096
Southwestern Energy Co.(b)	2,050	46,597
		1,863,724

Oil & Gas Refining & Marketing–0.63%
Marathon Petroleum Corp.	2,896	151,490
Phillips 66	2,882	232,174
Tesoro Corp.	668	56,386
Valero Energy Corp.	2,706	169,395
		609,445

Oil & Gas Storage & Transportation–0.75%
Kinder Morgan Inc.	9,230	354,340
ONEOK, Inc.	1,125	44,415
Spectra Energy Corp.	3,557	115,958
Williams Cos., Inc. (The)	3,566	204,653
		719,366

Packaged Foods & Meats–1.52%
Campbell Soup Co.	949	45,220
ConAgra Foods, Inc.	2,251	98,414
General Mills, Inc.	3,171	176,688
Hershey Co. (The)	783	69,554
Hormel Foods Corp.	711	40,079
JM Smucker Co. (The)	515	55,831
Kellogg Co.	1,335	83,704
Keurig Green Mountain Inc.	614	47,051
Kraft Foods Group, Inc.	3,151	268,276
McCormick & Co., Inc.	680	55,046
Mead Johnson Nutrition Co.	1,070	96,535
Mondelez International Inc.–Class A	8,650	355,861
Tyson Foods, Inc.–Class A	1,552	66,162
		1,458,421

Paper Packaging–0.18%
Avery Dennison Corp.	479	29,190
MeadWestvaco Corp.	1,793	84,612
Sealed Air Corp.	1,114	57,237
		171,039

Paper Products–0.11%
International Paper Co.	2,245	106,840

Personal Products–0.11%
Estee Lauder Cos. Inc. (The)–Class A	1,186	102,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Pharmaceuticals–6.58%
AbbVie Inc.	9,150	$614,788
Allergan PLC(b)	2,091	634,535
Bristol-Myers Squibb Co.	8,870	590,210
Eli Lilly and Co.	5,194	433,647
Endo International PLC(b)	1,068	85,066
Hospira, Inc.(b)	909	80,637
Johnson & Johnson	14,742	1,436,755
Mallinckrodt PLC(b)	615	72,398
Merck & Co., Inc.	15,034	855,886
Mylan N.V.(b)	2,190	148,613
Perrigo Co. PLC	777	143,613
Pfizer Inc.	32,768	1,098,711
Zoetis Inc.	2,657	128,121
		6,322,980

Property & Casualty Insurance–0.81%
ACE Ltd.	1,736	176,517
Allstate Corp. (The)	2,176	141,157
Chubb Corp. (The)	1,224	116,451
Cincinnati Financial Corp.	779	39,090
Progressive Corp. (The)	2,835	78,898
Travelers Cos., Inc. (The)	1,704	164,709
XL Group PLC	1,631	60,673
		777,495

Publishing–0.04%
News Corp.–Class A(b)	2,649	38,649

Railroads–0.84%
CSX Corp.	5,277	172,294
Kansas City Southern	584	53,261
Norfolk Southern Corp.	1,621	141,610
Union Pacific Corp.	4,659	444,329
		811,494

Real Estate Services–0.06%
CBRE Group, Inc.–Class A(b)	1,481	54,797

Regional Banks–1.01%
BB&T Corp.	3,889	156,766
Fifth Third Bancorp	4,355	90,671
Huntington Bancshares Inc.	4,303	48,667
KeyCorp	4,484	67,350
M&T Bank Corp.	707	88,325
People’s United Financial Inc.	1,686	27,330
PNC Financial Services Group, Inc. (The)	2,761	264,090
Regions Financial Corp.	7,123	73,794
SunTrust Banks, Inc.	2,764	118,907
Zions Bancorp.	1,104	35,035
		970,935

Research & Consulting Services–0.18%
Dun & Bradstreet Corp. (The)	189	23,058
Equifax Inc.	638	61,944
Nielsen N.V.	1,968	88,107
		173,109

	Shares	Value
Residential REIT’s–0.37%
Apartment Investment & Management Co.–Class A	817	$30,172
AvalonBay Communities, Inc.	699	111,749
Equity Residential	1,936	135,849
Essex Property Trust, Inc.	345	73,313
		351,083

Restaurants–1.32%
Chipotle Mexican Grill, Inc.(b)	165	99,823
Darden Restaurants, Inc.	670	47,624
McDonald’s Corp.	5,098	484,667
Starbucks Corp.	7,984	428,062
Yum! Brands, Inc.	2,297	206,914
		1,267,090

Retail REIT’s–0.55%
General Growth Properties, Inc.	3,326	85,345
Kimco Realty Corp.	2,189	49,340
Macerich Co. (The)	744	55,503
Realty Income Corp.	1,236	54,866
Simon Property Group, Inc.	1,655	286,348
		531,402

Security & Alarm Services–0.12%
ADT Corp. (The)	924	31,019
Tyco International PLC	2,218	85,326
		116,345

Semiconductor Equipment–0.25%
Applied Materials, Inc.	6,560	126,083
KLA-Tencor Corp.	862	48,453
Lam Research Corp.	841	68,416
		242,952

Semiconductors–2.18%
Altera Corp.	1,615	82,688
Analog Devices, Inc.	1,667	106,996
Avago Technologies Ltd. (Singapore)	1,360	180,785
Broadcom Corp.–Class A	2,890	148,806
First Solar, Inc.(b)	415	19,497
Intel Corp.	25,246	767,857
Linear Technology Corp.	1,263	55,862
Microchip Technology Inc.	1,064	50,460
Micron Technology, Inc.(b)	5,691	107,218
NVIDIA Corp.	2,753	55,363
Qorvo, Inc.(b)	787	63,173
Skyworks Solutions, Inc.	1,010	105,141
Texas Instruments Inc.	5,554	286,087
Xilinx, Inc.	1,375	60,720
		2,090,653

Soft Drinks–1.85%
Coca-Cola Co. (The)	20,846	817,789
Coca-Cola Enterprises, Inc.	1,150	49,956
Dr Pepper Snapple Group, Inc.	1,029	75,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Soft Drinks–(continued)
Monster Beverage Corp.(b)	775	$103,866
PepsiCo, Inc.	7,863	733,932
		1,780,557

Specialized Consumer Services–0.05%
H&R Block, Inc.	1,487	44,090

Specialized Finance–0.59%
CME Group Inc.–Class A	1,678	156,155
Intercontinental Exchange, Inc.	596	133,272
McGraw Hill Financial, Inc.	1,450	145,652
Moody’s Corp.	943	101,806
NASDAQ OMX Group, Inc. (The)	621	30,311
		567,196

Specialized REIT’s–0.68%
American Tower Corp.	2,241	209,063
Crown Castle International Corp.	1,795	144,138
Iron Mountain Inc.	1,007	31,217
Plum Creek Timber Co., Inc.	931	37,771
Public Storage	768	141,596
Weyerhaeuser Co.	2,779	87,539
		651,324

Specialty Chemicals–0.60%
Ecolab Inc.	1,431	161,803
International Flavors & Fragrances Inc.	428	46,776
PPG Industries, Inc.	1,452	166,574
Sherwin-Williams Co. (The)	421	115,783
Sigma-Aldrich Corp.	630	87,791
		578,727

Specialty Stores–0.18%
Staples, Inc.	3,359	51,426
Tiffany & Co.	607	55,723
Tractor Supply Co.	719	64,667
		171,816

Steel–0.10%
Allegheny Technologies, Inc.	575	17,365
Nucor Corp.	1,690	74,478
		91,843

Systems Software–2.91%
CA, Inc.	1,697	49,705
Microsoft Corp.	43,049	1,900,613
Oracle Corp.	16,965	683,690
Red Hat, Inc.(b)	972	73,804
Symantec Corp.	3,631	84,421
		2,792,233

	Shares	Value
Technology Hardware, Storage & Peripherals–4.89%
Apple Inc.	30,657	$3,845,154
EMC Corp.	10,335	272,741
Hewlett-Packard Co.	9,641	289,326
NetApp, Inc.	1,651	52,106
SanDisk Corp.	1,105	64,333
Seagate Technology PLC	1,688	80,180
Western Digital Corp.	1,156	90,653
		4,694,493

Thrifts & Mortgage Finance–0.03%
Hudson City Bancorp, Inc.	2,601	25,698

Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The)	1,454	43,838

Tobacco–1.39%
Altria Group, Inc.	10,446	510,914
Philip Morris International Inc.	8,243	660,841
Reynolds American Inc.	2,212	165,148
		1,336,903

Trading Companies & Distributors–0.19%
Fastenal Co.	1,445	60,950
United Rentals, Inc.(b)	511	44,774
W.W. Grainger, Inc.	320	75,728
		181,452

Trucking–0.07%
J.B. Hunt Transport Services, Inc.	490	40,224
Ryder System, Inc.	280	24,464
		64,688
Total Common Stocks & Other Equity Interests (Cost $37,784,531)		96,953,898

Money Market Funds–2.21%
Liquid Assets Portfolio–Institutional Class(e)	1,062,343	1,062,343
Premier Portfolio–Institutional Class(e)	1,062,344	1,062,344
Total Money Market Funds (Cost $2,124,687)		2,124,687
TOTAL INVESTMENTS–103.16% (Cost $39,909,218)		99,078,585
OTHER ASSETS LESS LIABILITIES–(3.16)%		(3,036,515)
NET ASSETS–100.00%		$96,042,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Information Technology	19.8%
Financials	16.7
Health Care	15.6
Consumer Discretionary	12.9
Industrials	10.2
Consumer Staples	9.5
Energy	7.9
Materials	3.2
Utilities	2.9
Telecommunication Services	2.3
Money Market Funds Plus Other Assets Less Liabilities	(1.0)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $37,728,623)	$96,868,308
Investments in affiliates, at value (Cost $2,180,595)	2,210,277
Total investments, at value (Cost $39,909,218)	99,078,585
Receivable for:
Investments sold	93,547
Variation margin — futures	4,095
Fund shares sold	597
Dividends	111,599
Investment for trustee deferred compensation and retirement plans	28,486
Other assets	17,007
Total assets	99,333,916

Liabilities:
Payable for:
Investments purchased	82,357
Fund shares reacquired	3,064,323
Accrued fees to affiliates	67,886
Accrued trustees’ and officers’ fees and benefits	4,496
Accrued other operating expenses	37,085
Trustee deferred compensation and retirement plans	35,699
Total liabilities	3,291,846
Net assets applicable to shares outstanding	$96,042,070

Net assets consist of:
Shares of beneficial interest	$26,965,362
Undistributed net investment income	2,046,328
Undistributed net realized gain	7,892,765
Net unrealized appreciation	59,137,615
$96,042,070

Net Assets:
Series I	$37,272,577
Series II	$58,769,493

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	1,990,727
Series II	3,158,584
Series I:
Net asset value per share	$18.72
Series II:
Net asset value per share	$18.61

Investment income:
Dividends (net of foreign withholding taxes of $443)	$1,018,070
Dividends from affiliates	1,973
Total investment income	1,020,043

Expenses:
Advisory fees	60,320
Administrative services fees	80,192
Custodian fees	12,377
Distribution fees — Series II	79,333
Transfer agent fees	2,115
Trustees’ and officers’ fees and benefits	11,286
Professional services fees	16,198
Other	15,727
Total expenses	277,548
Less: Fees waived	(1,612)
Net expenses	275,936
Net investment income	744,107

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	3,289,555
Futures contracts	138,799
3,428,354
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,157,639)
Futures contracts	(24,313)
(3,181,952)
Net realized and unrealized gain	246,402
Net increase in net assets resulting from operations	$990,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$744,107	$1,465,688
Net realized gain	3,428,354	9,118,184
Change in net unrealized appreciation (depreciation)	(3,181,952)	1,654,178
Net increase in net assets resulting from operations	990,509	12,238,050

Distributions to shareholders from net investment income:
Series I	—	(686,694)
Series ll	—	(1,015,390)
Total distributions from net investment income	—	(1,702,084)

Share transactions–net:
Series l	(815,225)	(3,051,108)
Series ll	(5,485,110)	(10,779,798)
Net increase (decrease) in net assets resulting from share transactions	(6,300,335)	(13,830,906)
Net increase (decrease) in net assets	(5,309,826)	(3,294,940)

Net assets:
Beginning of period	101,351,896	104,646,836
End of period (includes undistributed net investment income of $2,046,328 and $1,302,221, respectively)	$96,042,070	$101,351,896

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s 500® Composite Stock Price Index.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. S&P 500 Index Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. S&P 500 Index Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $1,612.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of

Invesco V.I. S&P 500 Index Fund

the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $55,398 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$99,078,585	$—	$—	$99,078,585
Futures Contracts*	(31,752)	—	—	(31,752)
Total Investments	$99,046,833	$—	$—	$99,046,833

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$—	$(31,752)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain:
Equity risk	$138,799
Change in Net Unrealized Appreciation (Depreciation):
Equity risk	(24,313)
Total	$114,486

Invesco V.I. S&P 500 Index Fund

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$2,043,940

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	21	September-2015	$2,157,120	$(31,752)

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended June 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 06/30/15	Dividend Income
Invesco Ltd.	$94,729	$1,938	$(6,312)	$(6,205)	$1,440	$85,590	$1,199

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized.

Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $4,437,483 and $8,241,135, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$56,124,425
Aggregate unrealized (depreciation) of investment securities	(789,470)
Net unrealized appreciation of investment securities	$55,334,955

Cost of investments for tax purposes is $43,743,630.

Invesco V.I. S&P 500 Index Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	118,740	$2,244,373	94,973	$1,667,562
Series II	442,926	8,222,162	336,901	5,906,132

Issued as reinvestment of dividends:
Series I	—	—	39,005	686,494
Series II	—	—	57,956	1,015,390

Reacquired:
Series I	(162,910)	(3,059,598)	(310,830)	(5,405,164)
Series II	(739,440)	(13,707,272)	(1,029,367)	(17,701,320)
Net increase (decrease) in share activity	(340,684)	$(6,300,335)	(811,362)	$(13,830,906)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$18.52	$0.15	$0.05	$0.20	$—	$18.72	1.08%	$37,273	0.39	%(d)	0.39	%(d)	1.64	%(d)	4%
Year ended 12/31/14	16.66	0.28	1.92	2.20	(0.34)	18.52	13.32	37,685	0.41		0.41		1.62		3
Year ended 12/31/13	12.89	0.24	3.84	4.08	(0.31)	16.66	31.91	36,853	0.41		0.41		1.63		4
Year ended 12/31/12	11.36	0.25	1.54	1.79	(0.26)	12.89	15.77	32,634	0.33		0.39		1.97		4
Year ended 12/31/11	11.42	0.21	(0.04)	0.17	(0.23)	11.36	1.76	32,889	0.28		0.31		1.81		4
Year ended 12/31/10	10.14	0.19	1.29	1.48	(0.20)	11.42	14.87	37,651	0.28		0.42		1.79		6
Series II
Six months ended 06/30/15	18.43	0.13	0.05	0.18	—	18.61	0.98	58,769	0.64	(d)	0.64	(d)	1.39	(d)	4
Year ended 12/31/14	16.58	0.24	1.90	2.14	(0.29)	18.43	13.02	63,667	0.66		0.66		1.37		3
Year ended 12/31/13	12.83	0.20	3.82	4.02	(0.27)	16.58	31.55	67,793	0.66		0.66		1.38		4
Year ended 12/31/12	11.30	0.22	1.54	1.76	(0.23)	12.83	15.52	64,657	0.58		0.64		1.72		4
Year ended 12/31/11	11.35	0.18	(0.03)	0.15	(0.20)	11.30	1.53	67,378	0.53		0.56		1.56		4
Year ended 12/31/10	10.08	0.16	1.28	1.44	(0.17)	11.35	14.58	88,407	0.53		0.67		1.54		6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,374 and $63,993 for Series I and Series II shares, respectively.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,010.80	$1.94	$1,022.86	$1.96	0.39%
Series II	1,000.00	1,010.30	3.19	1,021.62	3.21	0.64

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. S&P 500 Index Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund S&P 500 Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index

Invesco V.I. S&P 500 Index Fund

for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. S&P 500 Index Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Small Cap Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VISCE-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.71%
Series II Shares	5.62
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 2000 Index▼ (Style-Specific Index)	4.75
Lipper VUF Small-Cap Core Funds Index■ (Peer Group Index)	3.97
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (8/29/03)	9.72%
10 Years	9.14
5 Years	16.85
1 Year	8.16

Series II Shares
Inception (8/29/03)	9.46%
10 Years	8.87
5 Years	16.57
1 Year	7.91

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.05% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.99%
Air Freight & Logistics–0.95%
Forward Air Corp.	64,321	$3,361,415

Alternative Carriers–0.94%
Iridium Communications Inc.(b)	365,749	3,324,658

Apparel, Accessories & Luxury Goods–1.12%
Columbia Sportswear Co.	65,418	3,955,172

Application Software–5.02%
Blackbaud, Inc.	69,988	3,985,817
Bottomline Technologies (de), Inc.(b)	96,288	2,677,769
MicroStrategy Inc.–Class A(b)	24,038	4,088,383
SS&C Technologies Holdings, Inc.	56,049	3,503,062
Verint Systems Inc.(b)	57,947	3,519,991
		17,775,022

Asset Management & Custody Banks–1.20%
Janus Capital Group Inc.	247,698	4,240,590

Automotive Retail–0.98%
Penske Automotive Group, Inc.	66,673	3,474,330

Biotechnology–1.41%
AMAG Pharmaceuticals, Inc.(b)	72,264	4,990,552

Broadcasting–0.94%
Nexstar Broadcasting Group, Inc.–Class A	59,728	3,344,768

Building Products–2.43%
Apogee Enterprises, Inc.	92,100	4,848,144
Trex Co., Inc.(b)	75,972	3,755,296
		8,603,440

Communications Equipment–1.59%
ARRIS Group Inc.(b)	113,261	3,465,786
Finisar Corp.(b)	120,378	2,151,155
		5,616,941

Construction & Engineering–2.08%
Dycom Industries, Inc.(b)	86,568	5,094,527
Primoris Services Corp.	114,762	2,272,287
		7,366,814

Construction Materials–0.85%
Eagle Materials Inc.	39,308	3,000,380

Data Processing & Outsourced Services–2.05%
DST Systems, Inc.	32,112	4,045,470
Jack Henry & Associates, Inc.	49,797	3,221,866
		7,267,336

Diversified REIT’s–0.95%
Cousins Properties, Inc.	324,900	3,372,462

	Shares	Value
Diversified Support Services–1.02%
Mobile Mini, Inc.	85,547	$3,596,396

Electrical Components & Equipment–1.22%
EnerSys	61,715	4,337,947

Electronic Components–0.96%
Belden Inc.	41,715	3,388,509

Environmental & Facilities Services–1.81%
Team, Inc.(b)	73,150	2,944,288
Waste Connections, Inc.	73,395	3,458,372
		6,402,660

Gas Utilities–0.51%
UGI Corp.	52,617	1,812,656

Health Care Equipment–3.75%
Analogic Corp.	40,684	3,209,967
Globus Medical, Inc.–Class A(b)	135,819	3,486,474
Hill-Rom Holdings, Inc.	72,663	3,947,781
Wright Medical Group, Inc.(b)	100,392	2,636,294
		13,280,516

Health Care Facilities–2.13%
Community Health Systems Inc.(b)	54,816	3,451,764
LifePoint Health, Inc.(b)	47,031	4,089,345
		7,541,109

Health Care Services–1.05%
Team Health Holdings, Inc.(b)	56,910	3,717,930

Health Care Supplies–1.64%
Alere, Inc.(b)	93,963	4,956,548
Haemonetics Corp.(b)	20,407	844,034
		5,800,582

Health Care Technology–0.72%
HMS Holdings Corp.(b)	148,989	2,558,141

Home Furnishings–0.84%
La-Z-Boy Inc.	112,481	2,962,750

Homebuilding–0.88%
Beazer Homes USA, Inc.(b)	156,002	3,112,240

Homefurnishing Retail–0.40%
Pier 1 Imports, Inc.	113,098	1,428,428

Hotel and Resort REIT’s–0.82%
LaSalle Hotel Properties	81,488	2,889,564

Household Appliances–1.11%
Helen of Troy Ltd.(b)	40,215	3,920,560

Industrial Machinery–2.59%
Albany International Corp.–Class A	91,232	3,631,034
Rexnord Corp.(b)	109,999	2,630,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Industrial Machinery–(continued)
Watts Water Technologies, Inc.–Class A	55,800	$2,893,230
		9,154,340

Internet Software & Services–0.32%
SciQuest, Inc.(b)	75,776	1,122,243

Investment Banking & Brokerage–2.27%
E*TRADE Financial Corp.(b)	163,197	4,887,750
Evercore Partners Inc.–Class A	58,657	3,165,132
		8,052,882

IT Consulting & Other Services–1.96%
CACI International Inc.–Class A(b)	40,456	3,272,486
Luxoft Holding, Inc.(b)	65,110	3,681,970
		6,954,456

Leisure Facilities–0.56%
Vail Resorts, Inc.	18,181	1,985,365

Life & Health Insurance–1.02%
StanCorp Financial Group, Inc.	47,593	3,598,507

Life Sciences Tools & Services–3.02%
Affymetrix, Inc.(b)	370,551	4,046,417
Bio-Techne Corp.	35,522	3,497,852
Charles River Laboratories International, Inc.(b)	44,851	3,154,819
		10,699,088

Multi-Line Insurance–1.01%
American Financial Group, Inc.	55,165	3,587,932

Office Services & Supplies–0.81%
Pitney Bowes Inc.	138,268	2,877,357

Oil & Gas Drilling–0.73%
Precision Drilling Corp. (Canada)	382,198	2,568,371

Oil & Gas Equipment & Services–1.35%
Forum Energy Technologies Inc.(b)	161,662	3,278,505
Helix Energy Solutions Group Inc.(b)	119,817	1,513,289
		4,791,794

Oil & Gas Exploration & Production–0.48%
Ultra Petroleum Corp.(b)(c)	134,813	1,687,859

Oil & Gas Storage & Transportation–1.97%
Scorpio Tankers Inc. (Monaco)	348,587	3,517,243
SemGroup Corp.–Class A	43,697	3,473,037
		6,990,280

Packaged Foods & Meats–1.88%
Pinnacle Foods Inc.	90,384	4,116,087
TreeHouse Foods, Inc.(b)	31,456	2,548,880
		6,664,967

Paper Packaging–1.43%
Graphic Packaging Holding Co.	362,434	5,048,706

	Shares	Value
Pharmaceuticals–1.87%
Impax Laboratories, Inc.(b)	94,498	$4,339,348
Phibro Animal Health Corp.–Class A	58,564	2,280,482
		6,619,830

Real Estate Services–2.14%
Jones Lang LaSalle Inc.	25,810	4,413,510
Kennedy-Wilson Holdings Inc.	128,044	3,148,602
		7,562,112

Regional Banks–9.60%
Bank of the Ozarks, Inc.	85,924	3,931,023
BankUnited, Inc.	100,923	3,626,163
East West Bancorp, Inc.	91,508	4,101,389
Glacier Bancorp, Inc.	123,342	3,628,722
IBERIABANK Corp.	49,056	3,347,091
PacWest Bancorp	70,717	3,306,727
PrivateBancorp, Inc.	96,273	3,833,591
Synovus Financial Corp.	119,632	3,687,058
Western Alliance Bancorp(b)	134,245	4,532,111
		33,993,875

Restaurants–5.20%
Brinker International, Inc.	60,079	3,463,554
Cracker Barrel Old Country Store, Inc.(c)	24,526	3,658,298
Papa John’s International, Inc.	52,093	3,938,752
Red Robin Gourmet Burgers Inc.(b)	44,118	3,786,207
Sonic Corp.	123,794	3,565,267
		18,412,078

Semiconductor Equipment–1.01%
Entegris Inc.(b)	244,394	3,560,821

Semiconductors–3.26%
Fairchild Semiconductor International, Inc.(b)	165,478	2,876,007
Intersil Corp.–Class A	222,953	2,789,142
Microsemi Corp.(b)	99,141	3,464,978
Power Integrations, Inc.	53,593	2,421,332
		11,551,459

Specialized REIT’s–0.76%
Geo Group Inc. (The)	78,885	2,694,712

Specialty Chemicals–3.16%
Minerals Technologies Inc.	56,640	3,858,883
PolyOne Corp.	88,725	3,475,358
Sensient Technologies Corp.	56,509	3,861,825
		11,196,066

Specialty Stores–1.82%
GNC Holdings, Inc.–Class A	56,933	2,532,380
Michaels Cos., Inc. (The)(b)	145,332	3,910,884
		6,443,264

Steel–0.90%
Haynes International, Inc.	64,660	3,189,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Technology Distributors–0.86%
Tech Data Corp.(b)	53,102	$3,056,551

Technology Hardware, Storage & Peripherals–1.03%
Cray, Inc.(b)	123,528	3,645,311

Trucking–3.61%
Celadon Group, Inc.	134,801	2,787,685
Heartland Express, Inc.	138,614	2,804,161
Landstar System, Inc.	49,362	3,300,837
Old Dominion Freight Line, Inc.(b)	56,529	3,878,172
		12,770,855
Total Common Stocks & Other Equity Interests (Cost $271,939,807)		346,923,980

Money Market Funds–2.66%
Liquid Assets Portfolio–Institutional Class(d)	4,712,625	4,712,625
Premier Portfolio–Institutional Class(d)	4,712,625	4,712,625
Total Money Market Funds (Cost $9,425,250)		9,425,250
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.65% (Cost $281,365,057)		356,349,230

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.15%
Liquid Assets Portfolio–Institutional Class (Cost $4,058,790)(d)(e)	4,058,790	$4,058,790
TOTAL INVESTMENTS–101.80% (Cost $285,423,847)		360,408,020
OTHER ASSETS LESS LIABILITIES–(1.80)%		(6,357,170)
NET ASSETS–100.00%		$354,050,850

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$3,995,400	$(3,995,400)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	19.8%
Industrials	17.5
Information Technology	17.1
Health Care	15.6
Consumer Discretionary	13.9
Materials	6.3
Energy	4.5
Consumer Staples	1.9
Telecommunication Services	0.9
Utilities	0.5
Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $271,939,807)*	$346,923,980
Investments in affiliated money market funds, at value and cost	13,484,040
Total investments, at value (Cost $285,423,847)	360,408,020
Receivable for:
Investments sold	844,512
Fund shares sold	56,084
Dividends	193,384
Investment for trustee deferred compensation and retirement plans	72,414
Total assets	361,574,414

Liabilities:
Payable for:
Investments purchased	2,624,493
Fund shares reacquired	413,319
Collateral upon return of securities loaned	4,058,790
Accrued fees to affiliates	312,146
Accrued trustees’ and officers’ fees and benefits	5,033
Accrued other operating expenses	29,352
Trustee deferred compensation and retirement plans	80,431
Total liabilities	7,523,564
Net assets applicable to shares outstanding	$354,050,850

Net assets consist of:
Shares of beneficial interest	$195,489,735
Undistributed net investment income (loss)	(428,535)
Undistributed net realized gain	84,005,477
Net unrealized appreciation	74,984,173
$354,050,850

Net Assets:
Series I	$197,594,819
Series II	$156,456,031

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	7,906,690
Series II	6,449,771
Series I:
Net asset value per share	$24.99
Series II:
Net asset value per share	$24.26

*	At June 30, 2015, securities with an aggregate value of $3,995,400 were on loan to brokers.

Investment income:
Dividends (net of foreign withholding taxes of $2,221)	$1,499,127
Dividends from affiliated money market funds (includes securities lending income of $125,455)	127,037
Total investment income	1,626,164

Expenses:
Advisory fees	1,285,513
Administrative services fees	462,682
Custodian fees	6,871
Distribution fees — Series II	186,379
Transfer agent fees	14,158
Trustees’ and officers’ fees and benefits	10,704
Other	16,453
Total expenses	1,982,760
Less: Fees waived	(3,564)
Net expenses	1,979,196
Net investment income (loss)	(353,032)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $1,199,299)	19,955,009
Change in net unrealized appreciation (depreciation) of investment securities	(598,044)
Net realized and unrealized gain	19,356,965
Net increase in net assets resulting from operations	$19,003,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(353,032)	$(956,866)
Net realized gain	19,955,009	64,529,783
Change in net unrealized appreciation (depreciation)	(598,044)	(57,506,374)
Net increase in net assets resulting from operations	19,003,933	6,066,543

Distributions to shareholders from net realized gains:
Series l	—	(18,790,735)
Series ll	—	(12,734,891)
Total distributions from net realized gains	—	(31,525,626)

Share transactions–net:
Series l	(17,334,752)	(42,863,057)
Series ll	2,913,159	21,003,451
Net increase (decrease) in net assets resulting from share transactions	(14,421,593)	(21,859,606)
Net increase (decrease) in net assets	4,582,340	(47,318,689)

Net assets:
Beginning of period	349,468,510	396,787,199
End of period (includes undistributed net investment income (loss) of $(428,535) and $(75,503), respectively)	$354,050,850	$349,468,510

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Small Cap Equity Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Small Cap Equity Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $3,564.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees

Invesco V.I. Small Cap Equity Fund

paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $42,396 for accounting and fund administrative services and reimbursed $420,286 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities purchases of $747,536 and securities sales of $6,546,229, which resulted in net realized gains of $1,199,299.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Small Cap Equity Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $61,976,173 and $79,792,237, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,559,432
Aggregate unrealized (depreciation) of investment securities	(13,929,900)
Net unrealized appreciation of investment securities	$74,629,532

Cost of investments for tax purposes is $285,778,488.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	502,859	$12,333,128	1,165,408	$28,150,006
Series II	609,901	14,502,995	1,811,699	42,473,210

Issued as reinvestment of dividends:
Series I	—	—	855,680	18,790,735
Series II	—	—	596,203	12,734,891

Reacquired:
Series I	(1,225,143)	(29,667,880)	(3,700,234)	(89,803,798)
Series II	(494,138)	(11,589,836)	(1,486,845)	(34,204,650)
Net increase (decrease) in share activity	(606,521)	$(14,421,593)	(758,089)	$(21,859,606)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Small Cap Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$23.64	$(0.01)	$1.36	$1.35	$—	$—	$—	$24.99	5.71%	$197,595	1.04	%(d)	1.04	%(d)	(0.10	)%(d)	18%
Year ended 12/31/14	25.44	(0.04)	0.47	0.43	—	(2.23)	(2.23)	23.64	2.36	203,963	1.05		1.05		(0.17)		45
Year ended 12/31/13	18.69	(0.04)	7.02	6.98	(0.00)	(0.23)	(0.23)	25.44	37.47	262,261	1.05		1.05		(0.17)		35
Year ended 12/31/12	16.41	0.01	2.27	2.28	—	—	—	18.69	13.89	205,566	1.06		1.06		0.05		36
Year ended 12/31/11	16.53	(0.05)	(0.07)	(0.12)	—	—	—	16.41	(0.73)	217,287	1.06		1.06		(0.27)		61
Year ended 12/31/10	12.86	(0.02)	3.69	3.67	—	—	—	16.53	28.54	220,925	1.07		1.07		(0.11)		46
Series II
Six months ended 06/30/15	22.97	(0.04)	1.33	1.29	—	—	—	24.26	5.62	156,456	1.29	(d)	1.29	(d)	(0.35	)(d)	18
Year ended 12/31/14	24.85	(0.10)	0.45	0.35	—	(2.23)	(2.23)	22.97	2.08	145,505	1.30		1.30		(0.42)		45
Year ended 12/31/13	18.31	(0.09)	6.86	6.77	—	(0.23)	(0.23)	24.85	37.08	134,526	1.30		1.30		(0.42)		35
Year ended 12/31/12	16.11	(0.03)	2.23	2.20	—	—	—	18.31	13.66	83,096	1.31		1.31		(0.20)		36
Year ended 12/31/11	16.27	(0.09)	(0.07)	(0.16)	—	—	—	16.11	(0.98)	54,691	1.31		1.31		(0.52)		61
Year ended 12/31/10	12.69	(0.05)	3.63	3.58	—	—	—	16.27	28.21	33,670	1.32		1.32		(0.36)		46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $199,639 and $150,339 for Series I and Series II shares, respectively.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,057.10	$5.30	$1,019.64	$5.21	1.04%
Series II	1,000.00	1,056.20	6.58	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Small Cap Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund Small-Cap Core Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was

Invesco V.I. Small Cap Equity Fund

below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. Invesco Advisers noted that the larger capitalization and quality orientation of the Fund had performed as expected in the volatile, low quality market environment in 2009 and subsequent periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of three mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Small Cap Equity Fund

Semiannual Report to Shareholders	June 30, 2015

Invesco V.I. Technology Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

I-VITEC-SAR-1

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.70%
Series II Shares	3.50
S&P 500 Index▼ (Broad Market Index)	1.23
Bank of America Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	2.53
Lipper VUF Science & Technology Funds Classification Average¿ (Peer Group)	4.74
Source(s): ▼FactSet Research Systems Inc.; ■Bloomberg LP; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Bank of America Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

The Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

  Average Annual Total Returns

  As of 6/30/15

Series I Shares
Inception (5/20/97)	5.09%
10 Years	7.67
5 Years	15.02
1 Year	8.35

Series II Shares
Inception (4/30/04)	7.01%
10 Years	7.38
5 Years	14.73
1 Year	8.02

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.16% and 1.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.36%
Application Software–4.85%
Autodesk, Inc.(b)	9,221	$461,742
Monitise PLC (United Kingdom)(b)(c)	2,906,771	490,996
salesforce.com, inc.(b)	63,832	4,444,622
		5,397,360

Biotechnology–15.96%
Alexion Pharmaceuticals, Inc.(b)	6,075	1,098,178
Alkermes PLC(b)	62,904	4,047,243
Amgen Inc.	11,398	1,749,821
Biogen Inc.(b)	5,127	2,071,001
Celgene Corp.(b)	40,102	4,641,205
Gilead Sciences, Inc.	27,699	3,242,999
Vertex Pharmaceuticals Inc.(b)	7,490	924,865
		17,775,312

Broadcasting–0.92%
CBS Corp.–Class B	18,377	1,019,923

Cable & Satellite–3.41%
DISH Network Corp.–Class A(b)	47,655	3,226,720
Time Warner Cable Inc.	3,197	569,610
		3,796,330

Communications Equipment–4.10%
Cisco Systems, Inc.	119,455	3,280,234
Palo Alto Networks, Inc.(b)	7,334	1,281,250
		4,561,484

Consumer Electronics–4.11%
Harman International Industries, Inc.	27,078	3,220,657
Sony Corp. (Japan)	47,700	1,353,431
		4,574,088

Data Processing & Outsourced Services–5.51%
MasterCard, Inc.–Class A	39,834	3,723,682
Visa Inc.–Class A	36,004	2,417,669
		6,141,351

Fertilizers & Agricultural Chemicals–0.43%
Monsanto Co.	4,450	474,326

Health Care Equipment–1.49%
Medtronic PLC	22,441	1,662,878

Internet Retail–6.55%
Amazon.com, Inc.(b)	8,918	3,871,215
Netflix Inc.(b)	2,288	1,503,079
Priceline Group Inc. (The)(b)	1,671	1,923,939
		7,298,233

	Shares	Value
Internet Software & Services–14.38%
Alibaba Group Holding Ltd.–ADR (China)(b)	26,172	$2,153,170
Facebook Inc.–Class A(b)	61,134	5,243,158
Google Inc.–Class A(b)	8,618	4,654,065
Google Inc.–Class C(b)	3,183	1,656,783
LinkedIn Corp.–Class A(b)	8,363	1,728,047
Twitter, Inc.(b)	16,045	581,150
		16,016,373

Investment Banking & Brokerage–1.24%
Charles Schwab Corp. (The)	42,302	1,381,160

Life Sciences Tools & Services–1.29%
Thermo Fisher Scientific, Inc.	11,091	1,439,168

Pharmaceuticals–5.55%
Allergan PLC(b)	14,156	4,295,780
Bristol-Myers Squibb Co.	28,423	1,891,266
		6,187,046

Semiconductor Equipment–1.01%
Lam Research Corp.	13,844	1,126,209

Semiconductors–10.20%
Avago Technologies Ltd. (Singapore)	23,239	3,089,160
NXP Semiconductors N.V. (Netherlands)(b)	39,522	3,881,061
ON Semiconductor Corp.(b)	135,267	1,581,271
Skyworks Solutions, Inc.	27,022	2,812,990
		11,364,482

Systems Software–6.54%
Check Point Software Technologies Ltd. (Israel)(b)	35,281	2,806,604
Oracle Corp.	27,807	1,120,622
ServiceNow, Inc.(b)	45,255	3,362,899
		7,290,125

Technology Hardware, Storage & Peripherals–9.50%
Apple Inc.	84,335	10,577,717

Wireless Telecommunication Services–1.32%
Sprint Corp.(b)	322,157	1,469,036
Total Common Stocks & Other Equity Interests (Cost $79,490,903)		109,552,601

Money Market Funds–1.84%
Liquid Assets Portfolio–Institutional Class(d)	1,023,119	1,023,119
Premier Portfolio–Institutional Class(d)	1,023,119	1,023,119
Total Money Market Funds (Cost $2,046,238)		2,046,238
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $81,537,141)		111,598,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%
Liquid Assets Portfolio–Institutional Class (Cost $436,016)(d)(e)	436,016	$436,016
TOTAL INVESTMENTS–100.59% (Cost $81,973,157)		112,034,855
OTHER ASSETS LESS LIABILITIES–(0.59)%		(653,630)
NET ASSETS–100.00%		$111,381,225

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$368,740	$(368,740)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Information Technology	56.1%
Health Care	24.3
Consumer Discretionary	15.0
Telecommunication Services	1.3
Financials	1.2
Materials	0.4
Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $79,490,903)*	$109,552,601
Investments in affiliated money market funds, at value and cost	2,482,254
Total investments, at value (Cost $81,973,157)	112,034,855
Foreign currencies, at value (Cost $1,428)	1,486
Receivable for:
Fund shares sold	8,193
Dividends	17,626
Investment for trustee deferred compensation and retirement plans	64,957
Total assets	112,127,117

Liabilities:
Payable for:
Fund shares reacquired	128,197
Collateral upon return of securities loaned	436,016
Accrued fees to affiliates	76,245
Accrued trustees’ and officers’ fees and benefits	5,599
Accrued other operating expenses	29,310
Trustee deferred compensation and retirement plans	70,525
Total liabilities	745,892
Net assets applicable to shares outstanding	$111,381,225

Net assets consist of:
Shares of beneficial interest	$64,494,815
Undistributed net investment income (loss)	(398,094)
Undistributed net realized gain	17,222,748
Net unrealized appreciation	30,061,756
$111,381,225

Net Assets:
Series I	$104,255,762
Series II	$7,125,463

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	5,091,727
Series II	359,800
Series I:
Net asset value per share	$20.48
Series II:
Net asset value per share	$19.80

*	At June 30, 2015, securities with an aggregate value of $368,740 were on loan to brokers.

Investment income:
Dividends	$296,529
Dividends from affiliated money market funds (includes securities lending income of $16,156)	17,012
Total investment income	313,541

Expenses:
Advisory fees	419,466
Administrative services fees	162,227
Custodian fees	5,392
Distribution fees — Series II	7,456
Transfer agent fees	13,591
Trustees’ and officers’ fees and benefits	12,310
Other	28,089
Total expenses	648,531
Less: Fees waived	(2,305)
Net expenses	646,226
Net investment income (loss)	(332,685)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	6,157,308
Foreign currencies	335
6,157,643
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,848,302)
Foreign currencies	79
(1,848,223)
Net realized and unrealized gain	4,309,420
Net increase in net assets resulting from operations	$3,976,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(332,685)	$(704,068)
Net realized gain	6,157,643	9,611,503
Change in net unrealized appreciation (depreciation)	(1,848,223)	2,192,830
Net increase in net assets resulting from operations	3,976,735	11,100,265

Distributions to shareholders from net realized gains:
Series l	—	(8,529,977)
Series ll	—	(353,110)
Total distributions from net realized gains	—	(8,883,087)

Share transactions–net:
Series l	(4,112,524)	(755,417)
Series ll	2,185,806	1,518,646
Net increase (decrease) in net assets resulting from share transactions	(1,926,718)	763,229
Net increase in net assets	2,050,017	2,980,407

Net assets:
Beginning of period	109,331,208	106,350,801
End of period (includes undistributed net investment income (loss) of $(398,094) and $(65,409), respectively)	$111,381,225	$109,331,208

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Technology Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Technology Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $2,305.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $137,432 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $1,542 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Technology Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$110,681,424	$1,353,431	$—	$112,034,855

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

Invesco V.I. Technology Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $41,685,216 and $43,814,729, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,302,483
Aggregate unrealized (depreciation) of investment securities	(4,408,222)
Net unrealized appreciation of investment securities	$29,894,261

Cost of investments for tax purposes is $82,140,594.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	408,701	$8,427,010	661,326	$13,151,750
Series II	113,464	2,250,948	100,308	1,917,074

Issued as reinvestment of dividends:
Series I	—	—	450,844	8,529,977
Series II	—	—	19,264	353,110

Reacquired:
Series I	(610,751)	(12,539,534)	(1,131,140)	(22,437,144)
Series II	(3,314)	(65,142)	(39,211)	(751,538)
Net increase (decrease) in share activity	(91,900)	$(1,926,718)	61,391	$763,229

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$19.75	$(0.06)	$0.79	$0.73	$—	$—	$—	$20.48	3.70%	$104,256	1.15	%(d)	1.15	%(d)	(0.58	)%(d)	38%
Year ended 12/31/14	19.42	(0.13)	2.20	2.07	—	(1.74)	(1.74)	19.75	11.05	104,556	1.16		1.16		(0.65)		77
Year ended 12/31/13	16.87	(0.07)	4.19	4.12	—	(1.57)	(1.57)	19.42	25.14	103,151	1.17		1.17		(0.40)		45
Year ended 12/31/12	15.16	(0.07)	1.78	1.71	—	—	—	16.87	11.28	95,371	1.16		1.16		(0.42)		42
Year ended 12/31/11	16.00	(0.10)	(0.71)	(0.81)	(0.03)	—	(0.03)	15.16	(5.05)	100,579	1.12		1.12		(0.62)		41
Year ended 12/31/10	13.19	0.02	2.79	2.81	—	—	—	16.00	21.30	128,304	1.14		1.14		0.18		43
Series II
Six months ended 06/30/15	19.13	(0.08)	0.75	0.67	—	—	—	19.80	3.50	7,125	1.40	(d)	1.40	(d)	(0.83	)(d)	38
Year ended 12/31/14	18.90	(0.17)	2.14	1.97	—	(1.74)	(1.74)	19.13	10.82	4,775	1.41		1.41		(0.90)		77
Year ended 12/31/13	16.50	(0.12)	4.09	3.97	—	(1.57)	(1.57)	18.90	24.79	3,200	1.42		1.42		(0.65)		45
Year ended 12/31/12	14.86	(0.11)	1.75	1.64	—	—	—	16.50	11.04	2,118	1.41		1.41		(0.67)		42
Year ended 12/31/11	15.71	(0.14)	(0.70)	(0.84)	(0.01)	—	(0.01)	14.86	(5.32)	1,613	1.37		1.37		(0.87)		41
Year ended 12/31/10	12.98	(0.01)	2.74	2.73	—	—	—	15.71	21.03	1,198	1.39		1.39		(0.07)		43

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized based on average daily net assets (000’s omitted) of $106,770 and $6,015 for Series I and Series II shares, respectively.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,037.00	$5.81	$1,019.09	$5.76	1.15%
Series II	1,000.00	1,035.00	7.06	1,017.85	7.00	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Technology Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Fund Science & Technology Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the

Invesco V.I. Technology Fund

Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers advised the Board that the portfolio management team had recently changed and that the revised portfolio will be more concentrated with a focus on new growth areas in the health care and technology sectors. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of two such mutual funds. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of one mutual fund sub-advised by Invesco Advisers.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco

Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by

Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Technology Fund

Semiannual Report to Shareholders	June 30, 2015
Invesco V.I. Value Opportunities Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc. VK-VIVOPP-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.12%
Series II Shares	0.92
S&P 500 Index▼ (Broad Market Index)	1.23
S&P 1500 Value Index▼ (Style-Specific Index)*	-0.25
Russell 3000 Value Index▼ (Former Style-Specific Index)*	-0.51
Lipper VUF Multi-Cap Value Funds Index■ (Peer Group Index)	1.13

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the S&P 1500 Value Index as its style-specific index rather than the Russell 3000 Value Index because the S&P 1500 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 1500 Value Index combines the value stocks of the S&P 500 Index, S&P MidCap 400 Index and the S&P Small Cap 600 Index.

The Russell 3000® Value Index is an unmanaged index considered representative of US value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multi-cap value variable insurance underlying funds tracked by Lipper.

The S&P MidCap 400® Index is an unmanaged index considered representative of mid-sized US companies.

The S&P Small Cap 600® Index is a market-value weighted index considered representative of small-cap US stocks.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15

Series I Shares
Inception (9/10/01)	4.42%
10 Years	4.38
5 Years	14.66
1 Year	2.45

Series II Shares
Inception (9/10/01)	4.16%
10 Years	4.11
5 Years	14.36
1 Year	2.10

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.05% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Invesco V.I. Value Opportunities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Invesco V.I. Value Opportunities Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks–96.67%
Advertising–2.06%
Omnicom Group Inc.	50,815	$3,531,134

Agricultural & Farm Machinery–1.32%
AGCO Corp.	39,836	2,261,888

Asset Management & Custody Banks–1.62%
Affiliated Managers Group, Inc.(b)	12,700	2,776,220

Auto Parts & Equipment–4.34%
Dana Holding Corp.	166,500	3,426,570
Gentex Corp.	243,700	4,001,554
		7,428,124

Building Products–2.09%
Owens Corning Inc.	86,588	3,571,755

Construction & Engineering–4.54%
AECOM(b)	234,704	7,764,008

Consumer Finance–2.81%
Synchrony Financial(b)	145,832	4,802,248

Diversified Banks–12.41%
Bank of America Corp.	279,302	4,753,720
Citigroup Inc.	98,272	5,428,545
JPMorgan Chase & Co.	96,760	6,556,458
Wells Fargo & Co.	79,985	4,498,356
		21,237,079

Electronic Components–3.87%
Belden Inc.	81,555	6,624,713

Electronic Equipment & Instruments–1.98%
FLIR Systems, Inc.	109,800	3,384,036

Electronic Manufacturing Services–2.21%
Flextronics International Ltd.(b)	334,000	3,777,540

Health Care Supplies–4.22%
Alere, Inc.(b)	136,700	7,210,925

Hotels, Resorts & Cruise Lines–2.93%
Carnival Corp.	101,500	5,013,085

Human Resource & Employment Services–2.09%
ManpowerGroup Inc.	40,000	3,575,200

Industrial Conglomerates–0.58%
General Electric Co.	37,427	994,435

Internet Software & Services–1.34%
Google Inc.–Class C(b)	4,392	2,286,080

Investment Banking & Brokerage–10.23%
E*TRADE Financial Corp.(b)	124,400	3,725,780
LPL Financial Holdings, Inc.	183,500	8,530,915
TD Ameritrade Holding Corp.	142,500	5,246,850
		17,503,545

	Shares	Value
Life & Health Insurance–6.77%
Aflac, Inc.	43,334	$2,695,375
MetLife, Inc.	70,417	3,942,648
Unum Group	138,112	4,937,504
		11,575,527

Oil & Gas Equipment & Services–2.31%
Baker Hughes Inc.	28,300	1,746,110
Weatherford International PLC(b)	179,100	2,197,557
		3,943,667

Personal Products–3.73%
Nu Skin Enterprises, Inc.–Class A	135,500	6,386,115

Pharmaceuticals–3.67%
Novartis AG (Switzerland)	37,652	3,719,194
Pfizer Inc.	76,476	2,564,240
		6,283,434

Property & Casualty Insurance–3.61%
AmTrust Financial Services, Inc.	94,200	6,171,042

Regional Banks–5.75%
First Horizon National Corp.	243,200	3,810,944
Zions Bancorp.	190,039	6,030,888
		9,841,832

Semiconductor Equipment–1.98%
Lam Research Corp.	41,600	3,384,160

Semiconductors–2.45%
ON Semiconductor Corp.(b)	357,800	4,182,682

Steel–1.86%
Allegheny Technologies, Inc.	105,600	3,189,120

Systems Software–2.12%
Oracle Corp.	89,995	3,626,799

Technology Distributors–1.78%
CDW Corp.	89,041	3,052,325
Total Common Stocks (Cost $141,372,439)		165,378,718

Money Market Funds–3.39%
Liquid Assets Portfolio–Institutional Class(c)	2,902,910	2,902,910
Premier Portfolio–Institutional Class(c)	2,902,910	2,902,910
Total Money Market Funds (Cost $5,805,820)		5,805,820
TOTAL INVESTMENTS–100.06% (Cost $147,178,259)		171,184,538
OTHER ASSETS LESS LIABILITIES–(0.06)%		(104,988)
NET ASSETS–100.00%		$171,079,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	43.2%
Industrials	14.5
Information Technology	13.9
Consumer Discretionary	9.3
Health Care	7.9
Consumer Staples	3.7
Energy	2.3
Materials	1.9
Money Market Funds Plus Other Assets Less Liabilities	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $141,372,439)	$165,378,718
Investments in affiliated money market funds, at value and cost	5,805,820
Total investments, at value (Cost $147,178,259)	171,184,538
Foreign currencies, at value (Cost $37,384)	37,425
Receivable for:
Fund shares sold	8,093
Dividends	266,337
Investment for trustee deferred compensation and retirement plans	105,969
Total assets	171,602,362

Liabilities:
Payable for:
Fund shares reacquired	218,535
Accrued fees to affiliates	154,093
Accrued trustees’ and officers’ fees and benefits	4,703
Accrued other operating expenses	25,435
Trustee deferred compensation and retirement plans	120,046
Total liabilities	522,812
Net assets applicable to shares outstanding	$171,079,550

Net assets consist of:
Shares of beneficial interest	$100,034,863
Undistributed net investment income	4,177,905
Undistributed net realized gain	42,862,980
Net unrealized appreciation	24,003,802
$171,079,550

Net Assets:
Series I	$102,368,547
Series II	$68,711,003

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	10,292,419
Series II	6,951,813
Series I:
Net asset value per share	$9.95
Series II:
Net asset value per share	$9.88

Investment income:
Dividends (net of foreign withholding taxes of $62,705)	$1,625,094
Dividends from affiliated money market funds (includes securities lending income of $11,636)	13,258
Total investment income	1,638,352

Expenses:
Advisory fees	619,877
Administrative services fees	244,722
Custodian fees	6,176
Distribution fees — Series II	91,657
Transfer agent fees	14,991
Trustees’ and officers’ fees and benefits	11,671
Other	25,967
Total expenses	1,015,061
Less: Fees waived	(4,306)
Net expenses	1,010,755
Net investment income	627,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	32,890,124
Foreign currencies	(334)
32,889,790
Change in net unrealized appreciation (depreciation) of:
Investment securities	(31,679,534)
Foreign currencies	1,305
(31,678,229)
Net realized and unrealized gain	1,211,561
Net increase in net assets resulting from operations	$1,839,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$627,597	$3,826,854
Net realized gain	32,889,790	26,891,264
Change in net unrealized appreciation (depreciation)	(31,678,229)	(17,253,839)
Net increase in net assets resulting from operations	1,839,158	13,464,279

Distributions to shareholders from net investment income:
Series I	—	(1,634,027)
Series ll	—	(1,170,784)
Total distributions from net investment income	—	(2,804,811)

Share transactions–net:
Series l	(9,606,487)	(25,128,840)
Series ll	(12,235,485)	(28,394,119)
Net increase (decrease) in net assets resulting from share transactions	(21,841,972)	(53,522,959)
Net increase (decrease) in net assets	(20,002,814)	(42,863,491)

Net assets:
Beginning of period	191,082,364	233,945,855
End of period (includes undistributed net investment income of $4,177,905 and $3,550,308, respectively)	$171,079,550	$191,082,364

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Value Opportunities Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Value Opportunities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Value Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.695%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $4,306.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2015, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $219,928 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2015, the Fund incurred $1,920 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Value Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$167,465,344	$3,719,194	$—	$171,184,538

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

Invesco V.I. Value Opportunities Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $110,235,185 and $131,181,291, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,751,781
Aggregate unrealized (depreciation) of investment securities	(3,694,753)
Net unrealized appreciation of investment securities	$22,057,028

Cost of investments for tax purposes is $149,127,510.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Series I	109,919	$1,093,124	424,414	$4,064,543
Series II	146,811	1,457,262	1,022,954	9,705,160

Issued as reinvestment of dividends:
Series I	—	—	168,630	1,634,027
Series II	—	—	121,325	1,170,784

Reacquired:
Series I	(1,086,619)	(10,699,611)	(3,227,074)	(30,827,410)
Series II	(1,389,941)	(13,692,747)	(4,093,539)	(39,270,063)
Net increase (decrease) in share activity	(2,219,830)	$(21,841,972)	(5,583,290)	$(53,522,959)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/15	$9.84	$0.04		$0.07	$0.11	$—	$9.95	1.12%	$102,369	1.04	%(e)	1.04	%(e)	0.81	%(e)	64%
Year ended 12/31/14	9.36	0.18	(d)	0.44	0.62	(0.14)	9.84	6.62	110,865	1.03		1.04		1.87	(d)	15
Year ended 12/31/13	7.10	0.10		2.28	2.38	(0.12)	9.36	33.75	130,146	1.01		1.02		1.24		17
Year ended 12/31/12	6.12	0.09		0.99	1.08	(0.10)	7.10	17.70	130,383	1.01		1.02		1.37		9
Year ended 12/31/11	6.38	0.08		(0.28)	(0.20)	(0.06)	6.12	(3.05)	135,644	1.00		1.00		1.28		15
Year ended 12/31/10	5.98	0.04		0.40	0.44	(0.04)	6.38	7.35	181,515	1.00		1.00		0.65		86
Series II
Six months ended 06/30/15	9.79	0.03		0.06	0.09	—	9.88	0.92	68,711	1.29	(e)	1.29	(e)	0.56	(e)	64
Year ended 12/31/14	9.31	0.15	(d)	0.44	0.59	(0.11)	9.79	6.39	80,217	1.28		1.29		1.62	(d)	15
Year ended 12/31/13	7.07	0.08		2.26	2.34	(0.10)	9.31	33.27	103,800	1.26		1.27		0.99		17
Year ended 12/31/12	6.08	0.07		1.00	1.07	(0.08)	7.07	17.66	98,014	1.26		1.27		1.12		9
Year ended 12/31/11	6.34	0.06		(0.28)	(0.22)	(0.04)	6.08	(3.39)	103,538	1.25		1.25		1.03		15
Year ended 12/31/10	5.95	0.02		0.39	0.41	(0.02)	6.34	6.94	132,298	1.25		1.25		0.40		86

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net Investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net Investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.12 and 1.23% and $0.09 and 0.98% for Series I and Series II, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $105,927 and $73,933 or Series I and Series II shares, respectively.

Invesco V.I. Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,011.20	$5.19	$1,019.64	$5.21	1.04%
Series II	1,000.00	1,009.20	6.43	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Value Opportunities Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Variable Underlying Funds Multi-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board

Invesco V.I. Value Opportunities Fund

noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that allocation to energy and the large cap bias of the Fund were the largest contributors to the Fund’s underperformance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

Invesco V.I. Value Opportunities Fund

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 25, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	August 25, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.